UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number:
811-05577
The Glenmede Fund, Inc.
(Exact Name of Registrant as Specified in Charter)
4 Copley Place, 5th Floor
CPH-0326
Boston, MA 02116
(Address of Principal Executive Offices)(Zip Code)
Michael P. Malloy, Esq.
Secretary
Drinker Biddle & Reath LLP
One Logan Square
Suite 2000
Philadelphia, PA 19103-6996
(Name and Address of Agent for Service)
Registrant’s Telephone Number, including Area Code:
1-800-442-8299
Date of Fiscal Year End: October 31, 2013
Date of Reporting Period: October 31, 2013

Item 1. Reports to Stockholders.

The Glenmede Fund, Inc.

The Glenmede Portfolios
Annual Report

October 31, 2013

     The performance for the portfolios shown on pages 2, 3 and 7 to 25 represents past performance and is not a guarantee of future results. A portfolio’s share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than their original cost.
     An investment in a portfolio is neither insured nor guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency or bank. The yield of money market portfolios will fluctuate as market conditions change. Although the money market portfolios seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these portfolios.
     Unlike actual fund performance, performance of an index does not reflect any expenses or transaction costs. A direct investment in an unmanaged index is not possible.
     The reports concerning the portfolios included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the portfolios in the future. These statements are based on the adviser’s or sub-adviser’s predictions and expectations concerning certain future events and their expected impact on the portfolios, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events and other factors that may influence the future performance of the portfolios. The adviser or sub-adviser, as applicable, believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

THE GLENMEDE FUND, INC.

THE GLENMEDE PORTFOLIOS

THE GLENMEDE FUND, INC. AND THE GLENMEDE PORTFOLIOS
PRESIDENT’S LETTER

Dear Shareholder:

We are pleased to present the annual report of the Glenmede family of funds for the fiscal year ended October 31, 2013. Improving economic data, lower unemployment and recovering housing markets resulted in strong equity markets and rising interest rates during the fiscal year. Interest rates rose in reaction to fears that the Federal Reserve would taper quantitative easing, resulting in negative returns for the fixed income markets. International equities, despite slower growth, also had very good returns for the period. The outlier was emerging markets equities which substantially underperformed other equity classes. Money market funds suffered very low yields as the Federal Reserve maintained short term rates at near zero.

At the fiscal year end on October 31, 2013, The Glenmede Fund, Inc. and The Glenmede Portfolios (collectively the “Glenmede Funds”) consisted of nineteen portfolios with total assets of $4.3 billion. The fund family includes five International Portfolios; International is sub-advised by Philadelphia International Advisors (“PIA”). Philadelphia International, Philadelphia International Small Cap, and Philadelphia Emerging Markets are advised by PIA. These four portfolios account for 4% of the fund family’s assets as of October 31, 2013. The International Secured Options Portfolio is advised by Glenmede Investment Management LP.

All of the Glenmede Funds, other than the money market funds, are managed to seek long-term total returns consistent with reasonable risk to principal for their asset category. Efforts are made to keep expenses at competitive levels. All of the portfolios managed by Glenmede Investment Management LP use a quantitative style of investing.

This fiscal year ended October 31, 2013 showed positive returns across all equity asset classes in response to moderate growth in the U.S. economy. The S&P 500 Index1 gained 27.15%. However record low interest rates rose as investors feared tapering of Federal Reserve stimulus. The Barclays Capital U.S. Aggregate Bond Index1 lost -1.08% for the fiscal year ended October 31, 2013. The MSCI EAFE Index1 performed almost as well as domestic stocks for the fiscal year gaining 26.88%. However MSCI Emerging Markets returned 6.53% for the fiscal year. Small Cap stocks did even better than Large Cap stocks with the Russell 2000 Index1 returning 36.28% versus a return of 28.40% on the Russell 1000 Index1 for the fiscal year ended October 31, 2013.

The Glenmede Large Cap 100 Portfolio achieved a five star (*****) Overall Morningstar Ratingtm2 among 1,374 Large Blend Equity Funds for the period ended October 31, 2013 (based on risk adjusted returns). The Glenmede Total Market Portfolio achieved a five star (*****) Overall Morningstar Ratingtm2 among 125 Long/Short Equity Funds for the period ended October 31, 2013 (based on risk adjusted returns). The Glenmede Large Cap Growth Portfolio achieved a four star (****) Overall Morningstar Ratingtm2 among 1,484 Large Growth Equity Funds for the period ended October 31, 2013 (based on risk adjusted returns). The Glenmede Small Cap Equity Advisor Portfolio achieved a four star (****) Overall Morningstar

Ratingtm2 among 599 Small Blend Equity Funds for the period ended October 31, 2013 (based on risk adjusted returns).

Despite declining unemployment, improving housing markets and moderate growth in the economy, the Federal Reserve has maintained short term rates at 0.0%-0.25% since December 16, 2008. However in anticipation of less Federal Reserve stimulus, the yield curve steepened sharply during the current fiscal year as one year maturity treasuries declined 8 basis points3 in yield and the 30 year treasury increased 78 basis points3. Money Market fund yields remain at all-time lows.

Returns in the fixed income markets were poor across all sectors, but especially in long Treasury bonds which returned -10.48% and long municipals which returned -4.64% as investors shortened duration. The Glenmede bond portfolios all have a high quality bias. The Muni Intermediate Portfolio achieved a four star (****) Overall Morningstar Ratingtm2 among 147 Muni National Short Funds for the period ended October 31, 2013 (based on risk-adjusted returns). The Overall Morningstar Ratingtm for a fund is derived from a weighted average of the performance figures associated with its three-, five- and ten-year (if applicable) Morningstar Rating metric.

We have featured the Glenmede Quantitative Research Group and its approach in managing the Quantitative Equity Portfolios and included Portfolio Highlights for each individual fund in this report. We welcome any questions about the Glenmede Funds and thank our clients for their continued support.

Sincerely,

Mary Ann B. Wirts
President

December 13, 2013

Past performance is no guarantee of future results.
Mutual fund investing involves risks. Principal loss is possible. The Portfolios may invest in foreign securities which, especially in emerging markets, will involve greater volatility and political, economic and currency risks and differences in accounting methods. The Small Cap Equity Portfolio, U.S. Emerging Growth Portfolio, Philadelphia International Small Cap Fund and Philadelphia International Emerging Markets Fund invest in smaller companies, which will involve additional risks such as limited liquidity and greater volatility than larger companies. Short sales by the Long/Short Portfolio and Total Market Portfolio involve leverage risk, credit exposure to brokers that execute the short sales and have potentially unlimited losses. Use of derivatives by the Secured Options Portfolio and the International Secured Options Portfolio may involve greater liquidity, counterparty, credit and pricing risks. The Muni Intermediate Portfolio and the New Jersey Muni Portfolio invest in debt instruments of municipal issuers whose ability to meet their obligations may be affected by political and economic factors in the Issuer’s region. The New Jersey Muni Portfolio is more susceptible to factors adversely affecting New Jersey issuers than is a municipal bond fund that is not concentrated in these issuers to the same extent. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer- term debt securities. Income from tax-exempt funds may be subject to state and local taxes and a portion of income may be subject to the federal alternative minimum tax for certain investors. Federal income tax rules will apply to any capital gains distributions. Investments in asset backed and mortgage backed securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments. The Secured Options Portfolio and the International Secured Options Portfolio invest in options which have risks of unlimited losses of the underlying holdings due to unanticipated market movements and failure to correctly predict the direction of the securities prices, interest rates and currency exchange rates. Covered call writing may limit the upside of an underlying security. This investment may not be suitable for all investors.
Diversification does not assure a profit or protect against a loss in a declining market.

An investment in a Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation, any other government agency or bank. Although the money market Portfolios seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these Portfolios.
[1]	The indices are defined on pages 26 to 28.
[2]	©2013 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.
For each fund with at least a three-year history, Morningstar calculates a Overall Morningstar Ratingtm , (based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund’s monthly performance, (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars and the bottom 10% receive 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages). The Large Cap 100 Portfolio was rated against the following numbers of U.S.-domiciled Large Blend Equity funds over the following time periods: 1,374 funds overall, 1,374 funds in the last three years, and 1,232 funds in the last five years. With respect to these Large Blend Equity funds, the Large Cap 100 Portfolio received an Overall Morningstar Ratingtm of ***** stars and a Morningstar Ratingtm of ***** stars and ***** stars for the three- and five-year periods, respectively. The Total Market Portfolio was rated against the following numbers of U.S.-domiciled Long/Short Equity funds over the following time periods: 125 funds overall, 125 funds in the last three years and 74 funds in the last five years. With respect to these Long/Short Equity funds, the Total Market Portfolio received an Overall Morningstar Ratingtm of ***** stars and a Morningstar Ratingtm of ***** stars and **** stars for the three and five year periods, respectively. The Large Cap Growth Portfolio was rated against the following numbers of U.S.-domiciled Large Growth Equity funds over the following time periods: 1,484 funds overall, 1,484 funds in the last three years and 1,306 funds in the last five years. With respect to these Large Growth Equity funds, the Large Cap Growth Portfolio received an Overall Morningstar Ratingtm of **** stars and a Morningstar Ratingtm of **** stars and **** stars for the three and five year periods, respectively. The Small Cap Equity Portfolio Advisor and Institutional Classes were rated against the following numbers of U.S.-domiciled Small Blend Equity funds over the following time periods: 599 funds overall, 599 funds in the last three years, 536 funds in the last five years, and 337 funds in the last ten years. With respect to these Small Blend Equity funds, the Small Cap Equity Portfolio Advisor and Institutional Classes received an Overall Morningstar Ratingtm of **** stars and a Morningstar Ratingtm of ***** stars, **** stars, and **** stars for the three-, five- and ten-year periods, respectively. The Muni Intermediate Portfolio was rated against the following numbers of U.S.- domiciled Muni National Short funds over the following time periods: 147 funds overall, 147 funds in the last three years, 116 funds in the last five years, and 98 funds in the last ten years. With respect to these Muni Short funds, the Muni Intermediate Portfolio received an Overall Morningstar Ratingtm of **** stars and a Morningstar Ratingtm of **** stars, **** stars, and **** stars for the three-, five- and ten-year periods, respectively. Past performance is no guarantee of future results.
[3]	A basis point equals .01%.

This material must be preceded or accompanied by a current prospectus.
The Glenmede Fund, Inc. and the Glenmede Portfolios are distributed by Quasar Distributors, LLC. 12/13.

THE GLENMEDE FUND, INC.

The Glenmede Quantitative Research Group has been managing quantitatively-based mutual funds since March 2004. Two of the equity funds, Large Cap 100 and Total Market, have earned overall five star ratings (top decile) from Morningstar based on 3 and 5-year risk adjusted performance. The Large Cap 100 Portfolio was rated against the following numbers of U.S.-domiciled Large Blend Equity funds over the following time periods: 1,374 funds overall, 1,374 funds in the last three years, and 1,232 funds in the last five years. The Total Market Portfolio was rated against the following numbers of U.S.-domiciled Long/Short Equity funds over the following time periods: 125 funds overall, 125 funds in the last three years and 74 funds in the last five years. The Large Cap Growth Portfolio has an overall Morningstar four star rating (10 to 32.5 percentile) in the Large Cap Growth category. The Large Cap Growth Portfolio was rated against the following numbers of U.S.-domiciled Large Growth Equity funds over the following time periods: 1,484 funds overall, 1,484 funds in the last three years and 1,306 funds in the last five years. U.S. Emerging Growth has a Morningstar three star rating (32.5 to 67.5 percentile) based on its 3-year, two star rating based on its 5-year, two star rating based on its 10-year and two star (67.5 to 90 percentile) Overall Morningstar rating based on risk-adjusted performance, respectively, in the Small Cap Growth category. The U.S. Emerging Growth Portfolio was rated against the following numbers of U.S.-domiciled Small Growth Equity funds over the following time periods: 615 funds overall, 615 funds in the last three years, 550 funds in the last five years and 361 in the last ten years. The Morningstar Ratings are for the period ended October 31, 2013. All five Glenmede quantitatively-based mutual funds are managed on a tax sensitive basis.

Quantitative Investing

Since the early 1900s, certain investors, including Benjamin Graham, “the father of value investing,” have used some form of mathematical or quantitative analysis to evaluate the attractiveness of securities. Today, many investment managers use degrees of quantitative analysis in their processes-from stock selection screens imbued with fundamental insights and real — world judgment, to pure “black box” approaches in which recommendations are implemented without question. Quantitative analysis can help investors sort through a wide range of data to identify specific criteria for differentiating stocks, such as valuations, profitability and momentum. In addition, quantitatively based strategies can use optimization techniques to objectively create portfolios with very specific return and risk characteristics.

THE GLENMEDE FUND, INC.

Glenmede Approach

Glenmede’s quantitatively based strategies benefit from a multidisciplinary approach that ranks stocks within sectors based on a variety of factors. The objective is to create portfolios that look like the “ideal stock,” with below-market valuations, strong fundamentals, favorable earnings/revenue growth trends, positive momentum and good liquidity. While it is rare to find a single stock with all these characteristics, quantitative tools allow us to construct portfolios with the same favorable characteristics. In addition, we use downside risk screens in an attempt to avoid stocks with negative earnings surprise signals, sell rankings and poor quality. On an ongoing basis, the quantitative research team works with Glenmede’s internal portfolio managers and analysts as well as maintaining active dialogue with street research sources to help identify new factors and process improvements.

Glenmede Team

Glenmede’s Quantitative Research Team is led by Vladimir (“Val”) de Vassal, CFA. Val joined Glenmede in 1998 and has over 30 years of asset management experience. Val is supported in portfolio management by Paul Sullivan, CFA, who has been with Glenmede for almost 20 years and Alex Atanasiu, CFA, who joined Glenmede over 8 years ago. Today, the team manages over $1 billion of equity assets on a quantitatively oriented basis, including domestic large cap core, large cap growth, small cap growth and long/short strategies. The goal of our proprietary, quantitatively based and disciplined investment process is to create successful portfolios over the long term.

THE GLENMEDE FUND, INC.

Government Cash Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2013

Average Annual Total Return
		iMoneyNet’s
		Government
Government Cash Portfolio		All Averagetm
Year ended 10/31/13	0.00%	0.01%
Five Years ended 10/31/13	0.15%	0.04%
Ten Years ended 10/31/13	1.72%	1.42%
Inception (11/7/88) through 10/31/13[1]	3.75%	3.31%

	7-Day	7-Day
Government Cash Portfolio	Current Yield	Effective Yield
As of 10/31/13	0.00%	0.00%

The Government Cash Portfolio returned 0.00% for the year ended October 31, 2013. The benchmark, the iMoneynet Government All Average™, returned 0.01% for the year. The Portfolio’s performance was in line with its benchmark as shorter term securities that the Portfolio holds hovered near zero percent. The Portfolio seeks yield through purchases of U.S. Government agency coupon and discount notes in conjunction with U.S. treasury — collateralized repurchase agreements. The Portfolio seeks to enhance the yield while holding high quality securities and maintaining diversification.

Hypothetical Illustration of $10,000 Invested in
Government Cash Portfolio vs.
iMoneyNet’s Government All Averagetm
10/31/03 through 10/31/13

*	Assumes the reinvestment of all dividends and distributions.
Performance data quoted represents past performance; past performance does not guarantee future results. The performance quoted reflects fee waivers in effect and would have been lower in their absence. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.

[1]	Benchmark return is for the period beginning November 30, 1988.

The indices and certain terms are defined on pages 26 to 28.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2013

Average Annual Total Return
		iMoneyNet’s
		National Retail
Tax-Exempt Cash Portfolio		Tax-Free Averagetm
Year ended 10/31/13	0.00%	0.01%
Five Years ended 10/31/13	0.04%	0.07%
Ten Years ended 10/31/13	1.16%	1.00%
Inception (11/10/88) through 10/31/13[1]	2.50%	2.18%

	7-Day	7-Day
Tax-Exempt Cash Portfolio	Current Yield	Effective Yield
As of 10/31/13	0.00%	0.00%

The Tax Exempt Cash Portfolio has slightly underperformed iMoneyNet’s National Retail Tax-Free Average over the past 5 years because of its defensive position which included a short average maturity. During longer periods, the Portfolio has outperformed the index. Money Market instruments have experienced record low yields during the past four fiscal years as the Federal Reserve has kept short term interest rates low. This has resulted in Portfolio yields as low as 0%.

Hypothetical Illustration of $10,000 Invested in
Tax-Exempt Cash Portfolio vs.
iMoneyNet’s National Retail Tax-Free Averagetm
10/31/03 through 10/31/13

*	Assumes the reinvestment of all dividends and distributions.
Performance data quoted represents past performance; past performance does not guarantee future results. The performance quoted reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns shown do not reflect taxes that a shareholder may pay on fund distributions or redemption of fund shares. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

[1]	Benchmark return is for the period beginning November 30, 1988.
The indices and certain terms are defined on pages 26 to 28.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2013

Average Annual Total Return
		Barclays Capital	Morningstar
		U.S. Aggregate	Intermediate-Term
Core Fixed Income Portfolio		Bond Index	Bond Average
Year ended 10/31/13	−1.64%	−1.08%	−0.40%
Five Years ended 10/31/13	5.55%	6.09%	7.33%
Ten Years ended 10/31/13	4.52%	4.78%	4.28%
Inception (11/17/88) through 10/31/13[1]	6.48%	6.83%	6.19%

The Core Fixed Income Portfolio returned −1.64% for the fiscal year ended October 31, 2013. The benchmark, the Barclays Capital U.S. Aggregate Bond Index, returned −1.08% for the year and the Portfolio’s peer group, the Morningstar Intermediate — Term Bond Average, returned −0.40% for the year. The Portfolio’s underperformance versus the Barclays Capital U.S. Aggregate Bond Index can be attributed to our underweight in the financial sectors and lower tier credits. The Portfolio’s overweight to the intermediate part of the yield curve contributed positively to performance, as the longer dated securities underperformed relative to the shorter term securities. The Portfolio’s underperformance versus its peer group can be attributed to the Portfolio’s high credit quality bias and low risk themes.

The Portfolio seeks to add value by monitoring yield curve exposure while utilizing sector and security selection. The Portfolio seeks to maintain a duration target which is similar to its benchmark. Diversification, liquidity, and low risk themes dominate the Portfolio’s investment discipline. The Portfolio’s gross annual operating expense ratio, as stated in the February 28, 2013 Prospectus is 0.57%. This ratio can fluctuate and may differ from the expense ratio disclosed in the Financial Highlights section of this report.

Hypothetical Illustration of $10,000 Invested in
Core Fixed Income Portfolio vs.
Barclays Capital U.S. Aggregate Bond Index and
Morningstar Intermediate-Term Bond Average
10/31/03 through 10/31/13

*	Assumes the reinvestment of all dividends and distributions.
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.

[1]	Benchmark returns are for the periods beginning November 30, 1988 for Barclays Capital U.S. Aggregate Bond Index and December 1, 1988 for Morningstar Intermediate-Term Bond Average.
The indices and certain terms are defined on pages 26 to 28.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2013

Average Annual Total Return
		Return After Taxes on			Morningstar
	Return		Distributions and		Large
	Before		Sales	S&P 500	Growth
Strategic Equity Portfolio	Taxes	Distributions	of Fund Shares	Index	Average
Year ended 10/31/13	23.08%	22.42%	13.39%	27.15%	29.40%
Five Years ended 10/31/13	13.06%	12.83%	10.46%	15.14%	15.50%
Ten Years ended 10/31/13	6.86%	6.46%	5.58%	7.45%	6.58%
Inception (07/20/89) through 10/31/13[1]	8.27%	7.08%	6.66%	9.35%	8.57%

For the fiscal year ended October 31, 2013, the Strategic Equity Portfolio returned 23.08%. The S&P 500 Index returned 27.15% for the same period. While sector allocation had a positive impact on returns, the Portfolio was negatively impacted by stock selection. The adverse performance impact during the fiscal year resulted from the Portfolio’s commitment to stocks with high returns persistency. To that end, stocks with the lowest returns on invested capital over the fiscal year ended October 31, 2013 outpaced higher returns companies by several percentage points. The Portfolio remains committed to purchasing, what the portfolio manager believes are, high return companies at attractive valuations with the belief that those stocks should be rewarded with outperformance over time. The Portfolio’s gross annual operating expense ratio, as stated in the February 28, 2013 Prospectus, is 0.87%. This ratio can fluctuate and may differ from the expense ratio disclosed in the Financial Highlights section of this report.

Hypothetical Illustration of $10,000 Invested in
Strategic Equity Portfolio vs. S&P 500 Index
and Morningstar Large Growth Average
10/31/03 through 10/31/13

*	Assumes the reinvestment of all dividends and distributions.
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns, other than after-tax returns, do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, do not reflect the impact of state and local taxes and are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

[1]	Benchmark returns are for the period beginning July 31, 1989.
The indices and certain terms are defined on pages 26 to 28.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2013

Average Annual Total Return
				Morningstar
Small Cap Equity Portfolio -		Russell 2000	S&P 500	Small
Advisor Class		Index	Index	Blend Average
Year ended 10/31/13	45.63%	36.28%	27.15%	35.17%
Five Years ended 10/31/13	20.40%	17.04%	15.14%	17.35%
Ten Years ended 10/31/13	10.68%	9.03%	7.45%	8.73%
Inception (03/01/91) through 10/31/13[1]	11.38%	10.36%	9.31%	10.95%
Small Cap Equity Portfolio -
Institutional Class
Year ended 10/31/13	45.82%	36.28%	27.15%	35.17%
Five Years ended 10/31/13	20.63%	17.04%	15.14%	17.35%
Ten Years ended 10/31/13	10.95%	9.03%	7.45%	8.73%
Inception (01/02/98) through 10/31/13[2]	11.56%	10.36%	9.31%	10.95%

For the fiscal year ended October 31, 2013, the Small Cap Equity Portfolio Advisor Class returned 45.63% and the Small Cap Equity Portfolio Institutional Class returned 45.82%, compared to the Russell 2000 Index return of 36.28% and the Morningstar Small Blend Average return of 35.17%. Strong stock selection accounted for the outperformance. The consumer sector accounted for nearly half of the excess performance, followed by the financial and basic industry sectors. The technology sector was the only sector that produced a negative relative return. The Portfolio’s gross annual operating expense ratio, as stated in the February 28, 2013 Prospectus is 0.93% and 0.73% for the Adviser and Institutional Class shares, respectively. These ratios can fluctuate and may differ from the expense ratios disclosed in the Financial Highlights section of this report.

Hypothetical Illustration of $10,000 Invested in
Small Cap Equity Portfolio Advisor Class vs. Russell 2000 Index,
S&P 500 Index and Morningstar Small Blend Average*
10/31/03 through 10/31/13

*	Assumes the reinvestment of all dividends and distributions.
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Performance of the Institutional Class will vary from the Advisor Class due to differences in fees.

[1]	Benchmark returns are for the Advisor Class inception period beginning February 28, 1991 for the Russell 2000 Index and the S&P 500 Index and April 1, 1991 for the Morningstar Small Blend Average.
[2]	Average annual total return for the Institutional Class includes the period from 03/01/91 through 10/31/13. Prior to the inception of the Institutional Class on 01/02/98, performance for the Institutional Class is based on the average annual total return of the Advisor Class.
The indices and certain terms are defined on pages 26 to 28.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2013

Average Annual Total Return
				Morningstar
		Russell 1000	S&P 500	Large Value
Large Cap Value Portfolio		Value Index	Index	Average
Year ended 10/31/13	29.90%	28.29%	27.15%	26.84%
Five Years ended 10/31/13	15.38%	14.06%	15.14%	13.61%
Ten Years ended 10/31/13	8.67%	7.81%	7.45%	6.76%
Inception (01/04/93) through 10/31/13[1]	9.19%	9.91%	9.04%	8.16%

For the fiscal year ended October 31, 2013, the Large Cap Value Portfolio returned 29.90% versus 28.29% for its benchmark, the Russell 1000 Value Index. Key contributors for the year included near zero exposure to the typically defensive areas of Telecommunications and Utilities. In addition, an overweight position in Health Care, along with particularly strong stock selection in that sector, was a large contributor to relative returns. Likewise, a significant underweight position in Energy, along with strong stock selection, also added to relative performance. Stock selection in consumer discretionary, financials, and technology detracted from relative performance. The Portfolio’s gross annual operating expense ratio, as stated in the February 28, 2013 Prospectus is 0.91%. This ratio can fluctuate and may differ from the expense ratio disclosed in the Financial Highlights section of this report.

Hypothetical Illustration of $10,000 Invested in
Large Cap Value Portfolio vs.
Russell 1000 Value Index, S&P 500 Index and
Morningstar Large Value Average
10/31/03 through 10/31/13

*	Assumes the reinvestment of all dividends and distributions.
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.

[1]	Benchmark returns are for the period beginning December 31, 1992.
The indices and certain terms are defined on pages 26 to 28.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2013

Average Annual Total Return
		Return After Taxes on				Morningstar
	Return		Distributions	S&P Small Cap		Small
	Before		and Sale of	600 Growth	Russell 2000	Growth
U.S. Emerging Growth Portfolio	Taxes	Distributions	Fund Shares	Index	Growth Index	Average
Year ended 10/31/13	33.94%	33.58%	19.30%	39.22%	39.84%	36.78%
Five Years ended 10/31/13	16.93%	16.85%	13.71%	19.65%	19.27%	18.27%
Ten Years ended 10/31/13	6.66%	6.53%	5.40%	11.00%	9.14%	7.89%
Inception (12/29/99) through 10/31/13[1]	0.42%	0.33%	0.33%	9.56%	3.98%	4.75%

For the fiscal year ended October 31, 2013, the Portfolio underperformed the S&P SmallCap 600 Growth Index by 5.28%, the Russell 2000 Growth Index by 5.90%, and the Morningstar Small Growth Average by 2.84%. Most of the relative underperformance occurred in the health care and technology sectors in which the Portfolio did not own some of the best performing stocks in the S&P SmallCap 600 Growth Index, such as Questcore Pharmaceuticals (QCOR +147%), Tyler Technologies (TYL +102%), and Salix Pharmaceuticals (SLXP +89%)2. The performance varied across sectors from the multifactor ranking models and downside risk screens (including sell rankings, earnings surprise indicators, liquidity and earnings quality measures) which biased the Portfolio toward stocks with lower valuations and more positive earnings/revenue trends relative to the S&P SmallCap 600 Growth Index. The Portfolio had positive relative stock performance in five of ten sectors. The most favorable contributions from stock selection came in the industrials, financials and materials sectors. The Portfolio had the most negative relative performance from stock selection in the health care, technology, and consumer discretionary sectors. The Portfolio’s gross annual operating expense ratio, as stated in the February 28, 2013 Prospectus, is 1.00%. This ratio can fluctuate and may differ from the expense ratio disclosed in the Financial Highlights section of this report.

Hypothetical Illustration of $10,000
Invested in U.S. Emerging Growth Portfolio vs.
S&P SmallCap 600 Growth Index, Russell 2000 Growth Index and Morningstar Small
Growth Average 10/31/03 through 10/31/13

*	Assumes the reinvestment of all dividends and distributions.
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns, other than after-tax returns, do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, do not reflect the impact of state and local taxes and are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

[1]	Benchmark returns are for the period beginning December 31, 1999.
[2]	Fund holdings are subject to change and are not recommendations to buy or sell any security. Please see the Schedule of Investments for a complete list of fund holdings.
The indices and certain terms are defined on pages 26 to 28.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2013

Average Annual Total Return
		Return After Taxes on
	Return		Distributions		Morningstar
	Before		and Sale of	Russell 1000	Large Blend
Large Cap 100 Portfolio	Taxes	Distributions	Fund Shares	Index	Average
Year ended 10/31/13	33.02%	32.58%	18.76%	28.40%	27.16%
Five Years ended 10/31/13	17.84%	17.62%	14.48%	15.84%	14.24%
Inception (2/27/04) through 10/31/13[1]	8.15%	7.90%	6.65%	7.09%	6.16%

For the fiscal year ended October 31, 2013, the Portfolio outperformed the Russell 1000 Index by 4.62% and outperformed the Morningstar Large Blend Average by 5.86%. In the past year, the Portfolio’s performance benefited from multifactor ranking models and downside risk screens (including sell rankings, earnings surprise indicators, liquidity and earnings quality measures) which biased the Portfolio toward stocks with lower valuations relative to the Russell 1000 Index. In addition, the Portfolio, which targets stocks on an equal-weighted basis within sectors, was positively impacted from the lower market capitalizations of holdings relative to the Russell 1000 Index. The Portfolio had positive relative stock performance in eight of ten sectors. The most favorable contributions from stock selection came in the health care, energy and industrials sectors. The Portfolio had negative relative performance from stock selection in the consumer discretionary and telecommunication services sectors. The Portfolio’s gross annual operating expense ratio, as stated in the February 28, 2013 Prospectus, is .88%. This ratio can fluctuate and may differ from the expense ratio disclosed in the Financial Highlights section of this report.

Hypothetical Illustration of $10,000 Invested in
Large Cap 100 Portfolio vs. Russell 1000 Index1 and
Morningstar Large Blend Average1
2/27/04 through 10/31/13

*	Assumes the reinvestment of all dividends and distributions.
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns, other than after-tax returns, do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, do not reflect the impact of state and local taxes and are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

[1]	Benchmark returns are for the period beginning February 28, 2004. The indices and certain terms are defined on pages 26 to 28.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2013

Average Annual Total Return
		Return After Taxes on		Russell
	Return		Distributions	1000	Morningstar
	Before		and Sale of	Growth	Large
Large Cap Growth Portfolio	Taxes	Distributions	Fund Shares	Index	Growth Average
Year ended 10/31/13	33.65%	33.27%	19.06%	28.30%	29.40%
Five Years ended 10/31/13	18.70%	18.56%	15.22%	17.51%	15.50%
Inception (2/27/04) through 10/31/13[1]	8.17%	8.01%	6.66%	7.18%	6.29%

For the fiscal year ended October 31, 2013, the Portfolio outperformed the Russell 1000 Growth Index by 5.35% and outperformed the Morningstar Large Growth Average by 4.25%. In the past year, the Portfolio’s performance benefited from multifactor ranking models and downside risk screens (including sell rankings, earnings surprise indicators, liquidity and earnings quality measures) which biased the Portfolio toward stocks with lower valuations relative to the Russell 1000 Growth Index. In addition, the Portfolio, which targets stocks on an equal-weighted basis within sectors, was positively impacted from the lower market capitalizations of holdings relative to the Russell 1000 Growth Index. The Portfolio had positive relative stock performance in five of nine sectors. The favorable contributions from stock selection came in the information technology, consumer staples and industrials sectors. The Portfolio had the most negative relative performance from stock selection in the materials, consumer discretionary and telecommunication services sectors. The Portfolio’s gross annual operating expense ratio, as stated in the February 28, 2013 Prospectus, is 0.89%. This ratio can fluctuate and may differ from the expense ratio disclosed in the Financial Highlights section of this report.

Hypothetical Illustration of $10,000 Invested in
Large Cap Growth Portfolio vs. Russell 1000 Growth Index1
and Morningstar Large Growth Average1
2/27/04 through 10/31/13

*	Assumes the reinvestment of all dividends and distributions.
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns, other than after-tax returns, do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, do not reflect the impact of state and local taxes and are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

[1]	Benchmark returns are for the period beginning February 28, 2004.
The indices and certain terms are defined on pages 26 to 28.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2013

Average Annual Total Return
		Barclays Capital
		3-Month
		U.S. Treasury		Morningstar
		Bellwether	Russell 3000	Long/Short
Long/Short Portfolio		Index	Index	Average
Year ended 10/31/13	13.02%	0.10%	28.99%	12.66%
Five Years ended 10/31/13	4.94%	0.16%	15.94%	4.51%
Inception (09/29/06) through 10/31/13[1]	1.30%	1.36%	6.63%	1.50%

For the fiscal year ended October 31, 2013, the Portfolio outperformed the Barclays Capital 3-Month U.S. Treasury Bellwether Index by 12.92% and Morningstar Long/Short Average by 0.36%. In the past year, the Portfolio’s performance benefited from the multifactor ranking models and downside risk screens (including sell rankings, earnings surprise indicators, liquidity and earnings quality measures) which biased the Portfolio towards companies with lower valuations and more positive earnings/revenue trends. The Portfolio’s long stock positions (+38%) outperformed the short positions (+35%) by 3%. Overall, the Portfolio had positive relative stock performance in six of ten sectors. The most favorable contributions from stock selection came in the financials, health care and materials sectors. The Portfolio had negative relative performance from stock selection in the energy, information technology and consumer discretionary sectors. The Portfolio’s gross annual operating expense ratio, as stated in the February 28, 2013 Prospectus, is 3.20%. This ratio can fluctuate and may differ from the expense ratio disclosed in the Financial Highlights section of this report.

Hypothetical Illustration of $10,000 Invested in
Long/Short Portfolio vs. Barclays Capital
3-Month U.S. Treasury Bellwether Index, Russell 3000 Index1 and
Morningstar Long/Short Average1
9/29/06 through 10/31/13

*	Assumes the reinvestment of all dividends and distributions.
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance quoted reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.

[1]	Benchmark returns are for the periods beginning September 30, 2006 for the Russell 3000 Index and October 1, 2006 for Morningstar Long/Short Average.
The indices and certain terms are defined on pages 26 to 28.

THE GLENMEDE FUND, INC.

Total Market Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2013

Average Annual Total Return
			Morningstar
		Russell 3000	Large
Total Market Portfolio		Index	Blend Average
Year ended 10/31/13	33.01%	28.99%	27.16%
Five Years ended 10/31/13	14.73%	15.94%	14.24%
Inception (12/21/06) through 10/31/13[1]	4.02%	5.81%	4.41%

The goal of the Total Market Portfolio is to provide additional return relative to a long only equity strategy by investing in additional long positions of attractive stocks (approximately 125% to 130% of net portfolio value) and shorting unattractive stocks (approximately 25% to 30% of net portfolio value). For the fiscal year ended October 31, 2013, the Portfolio outperformed the Russell 3000 Index by 4.02% and outperformed the Morningstar Large Blend Average by 5.85%. In the past year, contribution to performance was favorable from the multifactor ranking models and downside risk screens (including sell rankings, earnings surprise indicators, liquidity and earnings quality measures) which biased the Portfolio towards companies with lower valuations, stronger fundamentals and more positive earnings/revenue trends. The gross return for the long equity positions was about 36% versus the short positions of 34%. The Portfolio, which targets stocks on an equal-weighted basis within sectors, was positively impacted from the lower market capitalizations of holdings relative to the Russell 3000 Index. Over the past year, the Portfolio reflected positive relative stock performance in seven of ten sectors. The most favorable contributions from stock selection came in the consumer staples, health care and industrials sectors. The Portfolio had negative relative performance from stock selection in the consumer discretionary, financials and telecommunication services sectors. The Portfolio’s gross annual operating expense ratio, as stated in the February 28, 2013 Prospectus, is 2.48%. This ratio can fluctuate and may differ from the expense ratio disclosed in the Financial Highlights section of this report.

Hypothetical Illustration of $10,000 Invested in
Total Market Portfolio vs. Russell 3000 Index1 and
Morningstar Large Blend Average1
12/21/06 through 10/31/13

*	Assumes the reinvestment of all dividends and distributions.
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance quoted reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.

[1]	Benchmark returns are for the periods beginning December 31, 2006 for the Russell 3000 Index and January 1, 2007 for Morningstar Large Blend Average.
The indices and certain terms are defined on pages 26 to 28.

THE GLENMEDE FUND, INC.

Secured Options Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2013

Average Annual Total Return
			CBOE S&P 500
		S&P 500	Buy-Write
Secured Options Portfolio		Index	Index
Year ended 10/31/13	11.90%	27.15%	7.56%
Inception (6/30/10) through 10/31/13	14.94%	19.83%	11.11%

For the fiscal year ended October 31, 2013, the Secured Options Portfolio purchased and wrote put and call options in an effort to reduce share price volatility, obtain option premiums and provide more stable returns. For this period, the Portfolio had a total return of 11.90% while its benchmark, the CBOE S&P 500 Buy-Write Index, returned 7.56% and the S&P 500 Index returned 27.15%. The Portfolio’s outperformance relative to the CBOE S&P 500 Buy-Write Index was caused primarily by the Portfolio’s ability to select options with better risk-adjusted return attributes than the options selected by the Index. For the period, the written put options helped to increase the Portfolio’s performance, while the written call and purchased put options generally helped to reduce share price volatility by approximately one-third as compared to the S&P 500 Index. Generally speaking, equity securities, equity options or cash positions are pledged to secure the written option positions. The Portfolio’s upside underperformance relative to the S&P 500 Index was better than expected given the risk reduction. The Portfolio’s gross annual operating expense ratio, as stated in the February 28, 2013 prospectus is 0.88%. This ratio can fluctuate and may differ from the expense ratio disclosed in the Financial Highlights section of this report.

Hypothetical Illustration of $10,000 Invested in
Secured Options Portfolio vs. S&P 500 Index and
CBOE S&P 500 Buy-Write Index
6/30/10 through 10/31/13

*	Assumes the reinvestment of all dividends and distributions.
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.

The indices and certain terms are defined on pages 26 to 28.

THE GLENMEDE FUND, INC.

International Secured Options Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2013

Average Annual Total Return
		Morgan Stanley
		EAFE
International Secured Options Portfolio		Index
Year ended 10/31/13	13.78%	26.88%
Since Inception 9/28/12 through 10/31/13	14.08%	25.49%

For the fiscal year ended October 31, 2013, the International Secured Options Portfolio wrote put and call options in an effort to reduce share price volatility, obtain option premiums and provide more stable returns. Risk reduction was a drag on performance relative to the MSCI EAFE benchmark. For this period, the Portfolio had a total return of 13.78% while its benchmark, the MSCI EAFE Index, returned 26.88%. Covered call and cash-secured put strategies utilized by the Portfolio are expected to underperform the underlying index in strong up markets. The Portfolio’s underperformance relative to the MSCI EAFE Index was caused primarily by writing call options, which caps the upside potential on the underlying equity exposure. It is worth noting that the Portfolio outperformed the MSCI EAFE Index on a risk-adjusted basis. For the period, the put options helped to increase the Portfolio’s performance, while the call options generally helped to reduce share price volatility by approximately one-quarter as compared to the MSCI EAFE Index. Generally speaking, equity securities, equity options or cash positions are pledged to secure the written option positions. The Portfolio’s underperformance relative to the MSCI EAFE Index was better than expected given the risk reduction. The Portfolio’s gross annual operating expense ratio, as stated in the February 28, 2013 prospectus is 1.01%. This ratio can fluctuate and may differ from the expense ratio disclosed in the Financial Highlights section of this report.

Hypothetical Illustration of $10,000 Invested in
International Secured Options Portfolio vs. Morgan Stanley EAFE Index
9/28/12 through 10/31/13

*	Assumes the reinvestment of all dividends and distributions.
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance quoted above reflects expense reimbursements in effect that would have been lower in their absence. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.

The indices and certain terms are defined on pages 26 to 28.

THE GLENMEDE FUND, INC.

International Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2013

Average Annual Total Return
		Morgan Stanley	Morningstar
		EAFE	Foreign Large
International Portfolio		Index	Value Average
Year ended 10/31/13	24.21%	26.88%	24.94%
Five Years ended 10/31/13	12.39%	11.99%	11.13%
Ten Years ended 10/31/13	6.75%	7.71%	7.12%
Inception (11/17/88) through 10/31/13[1]	7.64%	4.99%	7.22%

The International Portfolio underperformed the Morgan Stanley EAFE Index over the past twelve months. Security selection in certain markets combined with an allocation to the underperforming emerging markets were the primary contributors to the poor relative return. Stock selection was positive in Australia, France, Germany, and Switzerland but was offset by particularly weak stock picking in Sweden and the UK. On a sector basis, selection was weak in Telecommunications and Consumer Discretionary. Positive contributions from Consumer Staples and Financial stocks aided net returns but were not enough to offset the performance detractors elsewhere. While the five-year comparison is modestly ahead of the Index, underperformance during the credit crisis of 2007/2008 has resulted in the ten-year comparison versus the Index to be less favorable. Since the inception of the Portfolio, favorable security selection and portfolio positioning have been the primary drivers for the enhanced comparative results versus the Index. The Portfolio’s gross annual operating expense ratio, as stated in the November 1, 2013 Supplement to the February 28, 2013 Prospectus, is 1.15%. This ratio can fluctuate and may differ from the expense ratio disclosed in the Financial Highlights section of this report.

Hypothetical Illustration of $10,000 Invested in
International Portfolio vs. Morgan Stanley EAFE Index
and Morningstar Foreign Large Value Average
10/31/03 through 10/31/13

*	Assumes the reinvestment of all dividends and distributions excluding withholding taxes.
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.

[1]	Benchmark returns are for the period beginning November 30, 1988.
The indices and certain terms are defined on pages 26 to 28.

THE GLENMEDE FUND, INC.

Philadelphia International Fund
PORTFOLIO HIGHLIGHTS
October 31, 2013

Average Annual Total Return
		Morgan Stanley	Morningstar
		EAFE	Foreign Large
Philadelphia International Fund		Index	Value Average
Year ended 10/31/13	24.42%	26.88%	24.94%
Five Years ended 10/31/13	12.16%	11.99%	11.13%
Ten Years ended 10/31/13	6.24%	7.71%	7.12%
Inception (08/01/92) through 10/31/13[1]	6.63%	6.64%	7.09%

During the past fiscal year, international equity markets continued to rebound nicely off of the market downturn caused by the European sovereign debt situation. The Philadelphia International Fund underperformed the Morgan Stanley EAFE Index for the fiscal year due to security selection in certain markets combined with an allocation to the underperforming emerging markets. Stock selection was positive in Australia, France, Germany, and Switzerland but was offset by particularly weak stock picking in Sweden and the UK. On a sector basis, selection was weak in Telecommunications and Consumer Discretionary. Positive contributions from Consumer Staples and Financial stocks aided net returns but were not enough to offset the performance detractors elsewhere. While the five-year comparison is modestly ahead of the Index, underperformance during the credit crisis of 2007/2008 has resulted in the ten-year comparison versus the Index to be less favorable. The Portfolio’s gross annual operating expense ratio as stated in the February 28, 2013 Prospectus, is 1.00%. This ratio can fluctuate and may differ from the expense ratio disclosed in the Financial Highlights section of this report.

Hypothetical Illustration of $1,000,000 Invested in
Philadelphia International Fund vs. Morgan Stanley EAFE Index and
Morningstar Foreign Large Value Average
10/31/03 through 10/31/13

*	Assumes the reinvestment of all dividends and distributions excluding withholding taxes.
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance quoted reflects expense reimbursements in effect and would have been lower in their absence. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.

[1]	Benchmark returns are for the period beginning July 31, 1992.
The indices and certain terms are defined on pages 26 to 28.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
PORTFOLIO HIGHLIGHTS
October 31, 2013

Average Annual Total Return
		MSCI EAFE
		Small Cap
Philadelphia International Small Cap Fund Class IV		Index
Year ended 10/31/13	35.97%	32.24%
Inception (5/31/11) through 10/31/13	9.97%	7.88%

The Philadelphia International Small Cap Fund, launched May 31, 2011, outperformed the MSCI International Small Cap Index for the fiscal year. Stock selection was particularly strong in the Australia, Germany and the UK. On a sector basis, the Portfolio’s outperformance was driven by strong security selection in Materials, Financials, Consumer Staples, and Consumer Discretionary. The multifactor stock selection model performed quite well during the period led by the profitability and momentum factors. The Portfolio’s Class IV gross annual operating expense ratio as stated in the February 28, 2013 Prospectus, is 2.75%. This ratio can fluctuate and may differ from the expense ratio disclosed in the Financial Highlights section of this report.

Hypothetical Illustration of $10,000,000 Invested in
Philadelphia International Small Cap Fund Class IV vs.
MSCI EAFE Small Cap Index
5/31/11 through 10/31/13

*	Assumes the reinvestment of all dividends and distributions.
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance shown reflects fee waivers and expense reimbursements in effect and would have been lower in their absence. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Returns are adjusted to reflect the .50% purchase premium and .50% redemption fee. These transaction fees are retained by the Fund to cover trading costs. The purchase premium and/or redemption fee may be increased, reduced or waived at any time.

The indices and certain terms are defined on pages 26 to 28.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
PORTFOLIO HIGHLIGHTS
October 31, 2013

Average Annual Total Return
		MSCI
		Emerging Markets
Philadelphia International Emerging Markets Fund Class IV		Index
Year ended 10/31/13	10.49%	6.53%
Inception (6/30/11) through 10/31/13	–0.24%	–1.78%

The Philadelphia International Emerging Markets Fund, launched June 30, 2011, outperformed the MSCI Emerging Markets Index for the fiscal year. The Fund’s positive relative performance can be attributed to stock selection on a country and sector basis. Security selection was particularly strong within China, Korea, Malaysia, and Indonesia. The Portfolio’s overweight to Poland market also aided net returns. On a sector basis, positive security selection in Financials, Materials, Industrials, and Consumer Staples also added to relative returns. While the valuation components of the multifactor stock selection model underperformed, the profitability and momentum factors more than made up for the shortfall. The Portfolio’s Class IV gross annual operating expense ratio as stated in the February 28, 2013 Prospectus, is 1.92%. This ratio can fluctuate and may differ from the expense ratio disclosed in the Financial Highlights section of this report.

Hypothetical Illustration of $10,000,000 Invested in
Philadelphia International Emerging Markets Fund Class IV vs.
MSCI Emerging Markets Index
6/30/11 through 10/31/13

*	Assumes the reinvestment of all dividends and distributions.
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance shown reflects fee waivers and expense reimbursements in effect and would have been lower in their absence. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Returns are adjusted to reflect the .80% purchase premium and the .80% redemption fee. These transaction fees are retained by the Fund to cover trading costs. The purchase premium and/or redemption fee may be increased, reduced or waived at any time.

The indices and certain terms are defined on pages 26 to 28.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2013

Average Annual Total Return
		Barclays Capital	Morningstar
		Municipal 1-10	Muni National
Muni Intermediate Portfolio		Year Blend Index	Short Average
Year ended 10/31/13	–0.46%	–2.11%	–0.05%
Five Years ended 10/31/13	4.10%	4.45%	2.53%
Ten Years ended 10/31/13	3.22%	3.75%	2.19%
Inception (06/05/92) through 10/31/13	4.40%	N/A *	3.27%

Muni Intermediate Portfolio outperformed its primary benchmark, the Barclays Capital Municipal 1-10 Year Blend Index, over the past year. The Portfolio has maintained a defensive position, with duration shorter than the benchmark and higher credit quality, so as to be consistent with the Portfolio’s goal of principal preservation. The Portfolio also seeks high current tax exempt interest income, which has been difficult to obtain in this low interest rate environment. The Portfolio’s gross annual operating expense ratio, as stated in the February 28, 2013 prospectus, is 0.26%. This rate can fluctuate and may differ from the expense ratio disclosed in the Financial Highlights in this report.

Hypothetical Illustration of $10,000 Invested in
Muni Intermediate Portfolio vs.
Barclays Capital Municipal 1-10 Year Blend Index and
Morningstar Muni National Short Average
10/31/03 through 10/31/13

*	Index commenced 6/30/93. Thus Portfolio inception comparisons are not provided.
**	Assumes the reinvestment of all dividends and distributions.
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns shown do not reflect taxes that a shareholder may pay on fund distributions or redemption of fund shares.

The indices and certain terms are defined on pages 26 to 28.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2013

Average Annual Total Return
			Morningstar
		Barclays Capital	Muni Single-State
		Municipal 1-10	Intermediate
New Jersey Muni Portfolio		Year Blend Index	Average
Year ended 10/31/13	0.05%	–2.11%	–2.22%
Five Years ended 10/31/13	3.81%	4.45%	4.90%
Ten Years Ended 10/31/13	3.10%	3.75%	3.23%
Inception (11/01/93) through 10/31/13[1]	4.04%	4.38%	3.99%

New Jersey Muni Portfolio outperformed the Barclays Capital Municipal 1-10 Yr Blend Index over the past twelve months. The Portfolio has maintained a defensive position, with duration shorter than the benchmark and higher credit quality, so as to be consistent with the Portfolio’s goals of principal preservation. The Portfolio also seeks high current tax exempt interest income, which has been difficult to obtain in this low interest rate environment. The Portfolio’s gross annual operating expense ratio, as stated in the February 28, 2013 prospectus, is 0.30%. This rate can fluctuate and may differ from the expense ratio disclosed in the Financial Highlights in this report.

Hypothetical Illustration of $10,000 Invested in
New Jersey Muni Portfolio vs.
Barclays Capital Municipal 1-10 Year Blend Index and
Morningstar Muni Single-State Intermediate Average
10/31/03 through 10/31/13

*	Assumes the reinvestment of all dividends and distributions.
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns shown do not reflect taxes that a shareholder may pay on fund distributions or redemption of fund shares.

[1]	Benchmark returns are for the period beginning October 31, 1993.
The indices and certain terms are defined on pages 26 to 28.

THE GLENMEDE FUND, INC.
THE GLENMEDE PORTFOLIOS

Glossary of Indices & Terms

Indices — It is not possible to invest directly in an index.

Barclays Capital Municipal 1-10 Year Blend Index is a composite index made up of several different broad sub-indices: the Barclays Capital Municipal 1-Year Index; Barclays Capital Municipal 3-Year Index; Barclays Capital Municipal 5-Year Index; Barclays Capital Municipal 7-Year Index and the Barclays Capital Municipal 10-Year Index. The total of all these indices represents all maturities between 1-10 Years.

Barclays Capital 3-Month U.S. Treasury Bellwether Index is a market value-weighted index of investment-grade fixed-rate public obligations of the U.S. Treasury with maturities of 3 months, excluding zero coupon strips.

Barclays Capital U.S. Aggregate Bond Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. Indexes are rebalanced by market capitalization each month.

CBOE S&P 500 Buy-Write Index is an index designed to track the performance of a hypothetical covered call strategy on the S&P 500 Index.

iMoneyNet’s Government All Average™ is comprised of money market funds investing in U.S. treasury securities and government agency obligations.

iMoneyNet’s National Retail Tax-Free Average™ is comprised of money market funds investing in fixed-income securities issued by state and local governments. Generally, interest payments on securities qualify for exemption from Federal income taxes. Funds may also own municipal securities subject to the alternative minimum tax.

Morgan Stanley EAFE Index is an unmanaged capitalization weighted composite portfolio consisting of equity total returns of countries in Australia, New Zealand, Europe and the Far East.

MSCI EAFE Small Cap Index represents the small cap size segment of the Morgan Stanley EAFE Index, and consists of the securities of those companies whose securities are not included in the large cap or mid cap segments of a particular market, which together comprise approximately 85% of each market’s free float-adjusted market capitalization.

MSCI Emerging Markets Index is a float-adjusted market capitalization index that consists of indices in 26 emerging economies: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Jordan, Korea, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, Turkey and Venezuela.

Russell 1000 Index is an unmanaged market capitalization weighted total return index which is comprised of the 1,000 largest companies in the Russell 3000 Index.

Russell 1000 Growth Index is an unmanaged capitalization weighted total return index which is comprised of securities in the Russell 1000 Index with greater than average growth orientation.

THE GLENMEDE FUND, INC.
THE GLENMEDE PORTFOLIOS

Glossary of Indices & Terms — (Continued)

Russell 1000 Value Index is an unmanaged capitalization weighted total return index which is comprised of those securities in the Russell 1000 Index with a less than average growth orientation.

Russell 2000 Growth Index is an unmanaged capitalization weighted total return index which is comprised of those securities in the Russell 2000 Index with greater than average growth orientation.

Russell 2000 Index is an unmanaged market capitalization weighted total return index which measures the performance of the 2,000 smallest companies in the Russell 3000 Index.

Russell 3000 Index is an unmanaged capitalization weighted total return index which is comprised of the 3,000 largest U.S. companies based on total market capitalization. The Index re-balances annually.

S&P 500 Index is a market capitalization weighted index comprised of 500 widely held common stocks.

S&P SmallCap 600 Growth Index is comprised of the S&P 600 Index, a market capitalization weighted index of U.S. small cap stocks with capitalizations ranging from about $300 million to $2 billion, that exhibit the strongest growth characteristics.

Morningstar Foreign Large Value Average funds invest mainly in big international stocks that are less expensive than the market as a whole. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. They tend to invest the rest in emerging markets such as Hong Kong, Brazil, Mexico and Thailand. These funds typically will have less than 20% of assets invested in U.S. stocks.

Morningstar Intermediate-Term Bond Average contains bond funds that have average durations of greater than 3.5 years and less than 6 years. Most of the funds rotate among a variety of sectors in the bond market, based upon that which appears to offer better values.

Morningstar Large Blend Average funds are fairly representative of the overall U.S. Stock market in size, growth rates, and price. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds returns are often similar to those of the S&P 500 Index.

Morningstar Large Growth Average funds invest in big U.S. companies that are projected to grow faster than other large-cap stocks. This classification consists of stocks in the top 70% of the capitalization of the U.S. equity market defined as large-cap. Growth is defined based on fast growth (high growth rates for earnings, sales, book value, and cash flow) and high valuations (high price ratios and low dividend yields). Most of these funds focus on companies in rapidly expanding industries.

Morningstar Large Value Average funds focus on big companies that are less expensive or growing more slowly than other large-cap stocks. These funds often feature investments in energy, financial, or manufacturing sectors.

Morningstar Long/Short Average funds aim to deliberately exploit market movements through the use of a variety of derivative instruments. These can include (but are not limited to) futures, options, swaps, short sells along with physical positions.

THE GLENMEDE FUND, INC.
THE GLENMEDE PORTFOLIOS

Glossary of Indices & Terms — (Concluded)

Morningstar Muni National Short Average invests in bonds with an average duration of less than 4.5 years issued by state and local governments to fund projects. Such bonds are free from federal taxes and from state taxes in the issuing state.

Morningstar Muni Single-State Intermediate Average invests in bonds with an average duration of more than 4.5 years but less than seven years issued by state and local governments to fund projects. Such bonds are free from federal taxes and from state taxes in the issuing state.

Morningstar Small Blend Average funds favor firms at the smaller end of the market-capitalization range, and are flexible in the types of small caps they buy. Some aim to own an array of value and growth stocks while others employ a discipline that leads to holdings with valuations and growth rates close to the small-cap averages.

Morningstar Small Growth Average funds invest in faster-growing companies whose shares are at the lower end of the market capitalization range. This classification consists of favored companies in up-and-coming industries or young firms in their early growth stages. Because these businesses are fast growing and often richly valued, their stocks tend to be volatile. Stocks in the bottom 10% of the capitalization of the U.S. equity market are defined as small-cap. Growth is defined based on fast growth (high growth rates for earnings, sales, book value, and cash flow) and high valuations (high price ratios and low dividend yields).

Terms

Current Yield:  also referred to as the “SEC Yield,” refers to the income generated by an investment in the Portfolio over a 7-day period. This income is then “annualized.” The “effective yield” is calculated similarly but, when annualized, the income earned by an investment in the Portfolio is assumed to be reinvested. The “effective yield” will be slightly higher than the “current yield” because of the compounding effect of this assumed reinvestment. The yield quotation more closely reflects the current earnings of the Portfolio than the total return quotation.

Cash flow:  measures the cash generating capability of a company by adding non-cash charges (e.g. depreciation) and interest expense to pretax income.

Duration:  is a commonly used measure of the potential volatility of the price of a debt security, or the aggregate market value of a portfolio of debt securities, prior to maturity. Securities with a longer duration generally have more volatile prices than securities of comparable quality with a shorter duration.

Market Capitalization:  is the market price of an entire company, calculated by multiplying the number of shares outstanding by the price per share.

Total return:  consists of price appreciation/depreciation and income as a percentage of the original investment.

THE GLENMEDE FUND, INC.

Shareholder Expenses (Unaudited)

As a shareholder of a Glenmede Portfolio, you incur ongoing costs, including management fees and/or shareholder servicing fees and other portfolio expenses. In addition to these ongoing costs, shareholders of Philadelphia International Small Cap Fund and Philadelphia International Emerging Markets Fund may incur transaction costs in the form of purchase premiums and redemption fees. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Glenmede Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2013 to October 31, 2013.

Actual Expenses

The first line under each Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Portfolio under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as the purchase premiums and redemption fees, you may incur as a shareholder of either the Philadelphia International Small Cap Fund or the Philadelphia International Emerging Markets Fund. If these transactional costs were included, your costs would have been higher. Therefore, the second line under each Portfolio in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders

THE GLENMEDE FUND, INC.

Shareholder Expenses (Unaudited) — (Continued)

may incur transaction costs such as sales charges (loads), redemption fees or exchange fees.

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period*
	Value	Value	Expense	(May 1 to
	(May 1, 2013)	(October 31, 2013)	Ratio	October 31, 2013)

Government Cash Portfolio
Actual	$1,000.00	$1,000.00	0.11%	$0.55
Hypothetical (5% return less expenses)	1,000.00	1,024.70	0.11	0.56
Tax-Exempt Cash Portfolio
Actual	1,000.00	1,000.00	0.07	0.35
Hypothetical (5% return less expenses)	1,000.00	1,024.90	0.07	0.36
Core Fixed Income Portfolio
Actual	1,000.00	978.10	0.55	2.74
Hypothetical (5% return less expenses)	1,000.00	1,022.40	0.55	2.80
Strategic Equity Portfolio
Actual	1,000.00	1,109.20	0.86	4.57
Hypothetical (5% return less expenses)	1,000.00	1,020.90	0.86	4.38
Small Cap Equity Portfolio - Advisor
Actual	1,000.00	1,237.90	0.91	5.13
Hypothetical (5% return less expenses)	1,000.00	1,020.60	0.91	4.63
Small Cap Equity Portfolio - Institutional
Actual	1,000.00	1,238.50	0.77	4.34
Hypothetical (5% return less expenses)	1,000.00	1,021.30	0.77	3.92
Large Cap Value Portfolio
Actual	1,000.00	1,141.00	0.89	4.80
Hypothetical (5% return less expenses)	1,000.00	1,020.70	0.89	4.53
U.S. Emerging Growth Portfolio
Actual	1,000.00	1,154.40	0.96	5.21
Hypothetical (5% return less expenses)	1,000.00	1,020.40	0.96	4.89
Large Cap 100 Portfolio
Actual	1,000.00	1,134.30	0.86	4.63
Hypothetical (5% return less expenses)	1,000.00	1,020.90	0.86	4.38
Large Cap Growth Portfolio
Actual	1,000.00	1,144.80	0.86	4.65
Hypothetical (5% return less expenses)	1,000.00	1,020.90	0.86	4.38
Long/Short Portfolio
Actual	1,000.00	1,056.30	1.25	6.48
Hypothetical (5% return less expenses)	1,000.00	1,018.90	1.25	6.36

THE GLENMEDE FUND, INC.

Shareholder Expenses (Unaudited) — (Concluded)

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period*
	Value	Value	Expense	(May 1 to
	(May 1, 2013)	(October 31, 2013)	Ratio	October 31, 2013)

Total Market Portfolio
Actual	$1,000.00	$1,133.50	1.20%	$6.45
Hypothetical (5% return less expenses)	1,000.00	1,019.20	1.20	6.11
Secured Options Portfolio
Actual	1,000.00	1,059.20	0.85	4.41
Hypothetical (5% return less expenses)	1,000.00	1,020.90	0.85	4.33
International Secured Options Portfolio
Actual	1,000.00	1,051.10	0.92	4.76
Hypothetical (5% return less expenses)	1,000.00	1,020.60	0.92	4.69
International Portfolio
Actual	1,000.00	1,114.20	1.15	6.13
Hypothetical (5% return less expenses)	1,000.00	1,019.40	1.15	5.85
Philadelphia International Fund
Actual	1,000.00	1,120.10	1.00	5.34
Hypothetical (5% return less expenses)	1,000.00	1,020.20	1.00	5.09
Philadelphia International Small Cap Fund - Class IV
Actual	1,000.00	1,135.30	1.10	5.92
Hypothetical (5% return less expenses)	1,000.00	1,019.70	1.10	5.60
Philadelphia International Emerging Markets Fund - Class IV
Actual	1,000.00	1,024.10	1.20	6.12
Hypothetical (5% return less expenses)	1,000.00	1,019.20	1.20	6.11

*	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), which is net of fee waivers and expense reimbursements, if any, multiplied by the average account value for the period, multiplied by the number of days in the period (184 days), and divided by the number of days in the calendar year (365 days).

THE GLENMEDE PORTFOLIOS

Shareholder Expenses (Unaudited)

As a shareholder of a Glenmede Portfolio, you incur ongoing costs, including shareholder servicing fees and other portfolio expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Glenmede Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2013 to October 31, 2013.

Actual Expenses

The first line under each Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Portfolio under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of a Glenmede Portfolio, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Therefore, the second line under each Portfolio in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period*
	Value	Value	Expense	(May 1 to
	(May 1, 2013)	(October 31, 2013)	Ratio	October 31, 2013)

Muni Intermediate Portfolio
Actual	$1,000.00	$986.80	0.25%	$1.25
Hypothetical (5% return less expenses)	1,000.00	1,023.90	0.25	1.28

THE GLENMEDE PORTFOLIOS

Shareholder Expenses (Unaudited) — (Concluded)

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period*
	Value	Value	Expense	(May 1 to
	(May 1, 2013)	(October 31, 2013)	Ratio	October 31, 2013)

New Jersey Muni Portfolio
Actual	$1,000.00	$991.70	0.28%	$1.41
Hypothetical (5% return less expenses)	1,000.00	1,023.80	0.28	1.43

*	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days), and divided by the number of days in the calendar year (365 days).

THE GLENMEDE FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2013

			Core
	Government	Tax-Exempt	Fixed
	Cash	Cash	Income
	Portfolio	Portfolio	Portfolio
Assets:
Investments[1]:
Investments at value[2]	$427,255,280	$633,638,825	$395,178,965
Repurchase agreements at value	330,166,592	—	4,222,086

Total investments	757,421,872	633,638,825	399,401,051

Cash	—	293,950	—
Receivable from Advisor	195	11,492	—
Receivable for fund shares sold	48,550	—	10,308
Interest receivable	780,200	116,300	3,624,954
Prepaid expenses	39,369	38,187	21,632

Total assets	758,290,186	634,098,754	403,057,945

Liabilities:
Obligation to return securities lending collateral	—	—	3,735,125
Payable for fund shares redeemed	—	—	122,500
Dividend payable	56	32	—
Payable for Investment Advisory fees	—	—	118,671
Payable for Directors’ fees	15,673	14,686	8,683
Payable to Affiliate	18,026	5	33,907
Accrued expenses	200,381	172,062	109,022

Total liabilities	234,136	186,785	4,127,908

Net Assets	$758,056,050	$633,911,969	$398,930,037

Net Assets consist of:
Par value ($0.001 of shares outstanding)	$758,064	$634,122	$35,545
Paid-in capital in excess of par value	757,305,370	633,278,679	387,148,905
Undistributed (distributions in excess of) net investment income	38	(32)	747,679
Accumulated net realized gain (loss) from investment transactions	(7,422)	(800)	823,743
Net unrealized appreciation on investments	—	—	10,174,165

Total Net Assets	$758,056,050	$633,911,969	$398,930,037

Shares Outstanding[3]	758,063,533	634,121,613	35,544,962

Net Asset Value Per Share	$1.00	$1.00	$11.22

[1] Investment at cost	$757,421,872	$633,638,825	$389,226,886
[2] Market value of securities on loan	$—	$—	$3,675,803
[3] Authorized shares	1,390,000,000	1,390,000,000	60,000,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES — (Continued)
October 31, 2013

		Small	Large
	Strategic	Cap	Cap
	Equity	Equity	Value
	Portfolio	Portfolio	Portfolio
Assets:
Investments[1]:
Investments at value[2]	$180,806,440	$806,008,612	$97,668,610
Repurchase agreements at value	563,080	32,795,413	285,849

Total investments	181,369,520	838,804,025	97,954,459

Receivable for securities sold	—	8,568,414	—
Receivable for fund shares sold	45,345	2,701,395	12,598
Dividends receivable	127,229	33,255	48,263
Interest receivable	118	9,551	254
Prepaid expenses	9,186	26,412	4,764

Total assets	181,551,398	850,143,052	98,020,338

Liabilities:
Payable for securities purchased	—	30,868,419	—
Obligation to return securities lending collateral	1,323,250	24,292,798	2,139,493
Payable for fund shares redeemed	377,469	301,274	45,558
Payable for Investment Advisory fees	82,588	344,651	44,308
Payable for Directors’ fees	3,559	9,552	1,730
Payable to Affiliate	30,032	144,552	16,117
Accrued expenses	50,699	167,536	24,729

Total liabilities	1,867,597	56,128,782	2,271,935

Net Assets	$179,683,801	$794,014,270	$95,748,403

Net Assets consist of:
Par value ($0.001 of shares outstanding)	$7,767	$30,206	$7,388
Paid-in capital in excess of par value	104,386,909	568,470,524	67,818,107
Undistributed net investment income	187,383	1,123,022	46,855
Accumulated net realized gain from investment transactions	18,425,570	38,597,112	12,671,050
Net unrealized appreciation on investments	56,676,172	185,793,406	15,205,003

Total Net Assets	$179,683,801	$794,014,270	$95,748,403

Shares Outstanding[3]	7,766,702	30,206,218	7,388,165

Net Asset Value Per Share	$23.14	$—	$12.96

Advisor Class — based on net assets of $639,020,791 and shares outstanding of 24,466,643 (80,000,000 authorized shares)	—	26.12	—

Institutional Class — based on net assets of $154,993,479 and shares outstanding of 5,739,575 (35,000,000 authorized shares)	—	27.00	—

[1] Investment at cost	$124,693,348	$653,010,619	$82,749,456
[2] Market value of securities on loan	$1,295,110	$23,284,357	$2,113,177
[3] Authorized shares	75,000,000	115,000,000	75,000,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES — (Continued)
October 31, 2013

	U.S.	Large	Large
	Emerging	Cap	Cap
	Growth	100	Growth
	Portfolio	Portfolio	Portfolio
Assets:
Investments[1]:
Investments at value[2]	$47,021,048	$298,000,471	$183,944,315
Repurchase agreements at value	142,111	3,116,461	1,792,974

Total investments	47,163,159	301,116,932	185,737,289

Receivable for fund shares sold	3,010	376,012	434,689
Dividends receivable	13,837	244,671	172,156
Interest receivable	1,903	1,069	—
Prepaid expenses	1,676	10,658	6,960

Total assets	47,183,585	301,749,342	186,351,094

Liabilities:
Payable for securities purchased	—	2,289,877	1,574,349
Obligation to return securities lending collateral	9,665,256	11,622,940	—
Payable for fund shares redeemed	231	55,614	72,688
Payable for Investment Advisory fees	17,276	126,991	81,606
Payable for Directors’ fees	667	3,904	2,472
Payable to Affiliate	7,853	46,171	29,681
Accrued expenses	11,402	61,434	37,967

Total liabilities	9,702,685	14,206,931	1,798,763

Net Assets	$37,480,900	$287,542,411	$184,552,331

Net Assets consist of:
Par value ($0.001 of shares outstanding)	$3,838	$15,482	$9,393
Paid-in capital in excess of par value	29,624,106	226,098,740	140,898,351
Undistributed net investment income	—	243,437	117,420
Accumulated net realized gain from investment transactions	307,253	5,610,517	8,627,080
Net unrealized appreciation on investments	7,545,703	55,574,235	34,900,087

Total Net Assets	$37,480,900	$287,542,411	$184,552,331

Shares Outstanding[3]	3,838,175	15,482,411	9,393,333

Net Asset Value Per Share	$9.77	$18.57	$19.65

[1] Investment at cost	$39,617,456	$245,542,697	$150,837,202
[2] Market value of securities on loan	$9,363,970	$11,317,806	$—
[3] Authorized shares	55,000,000	35,000,000	20,000,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES — (Continued)
October 31, 2013

		Total	Secured
	Long/Short	Market	Options
	Portfolio	Portfolio	Portfolio
Assets:
Investments[1]:
Investments at value[2]	$34,609,537	$50,385,251	$9,307,515
Repurchase agreements at value	1,394,687	—	18,418,144

Total investments	36,004,224	50,385,251	27,725,659

Cash	—	—	25,875,000
Receivable for securities sold	—	3,295,902	—
Receivable for fund shares sold	58,000	6,773	49,352
Dividends receivable	10,585	37,051	—
Interest receivable	825	182	5
Cash collateral on deposit at broker (Note 1)	18,497,248	10,173,688	330,370,000
Prepaid expenses	1,153	2,323	20,226

Total assets	54,572,035	63,901,170	384,040,242

Liabilities:
Due to custodian	—	1,990,523	—
Payable for securities purchased	—	722,742	—
Payable to Advisor	1,807	—	—
Obligation to return securities lending collateral	7,435,318	10,173,688	—
Payable for fund shares redeemed	—	380,318	1,310,330
Options written, at value[3]	—	—	830,705
Dividend payable on securities sold short	3,596	6,888	—
Payable for securities sold short, at value[4]	17,989,176	12,142,584	—
Payable for Investment Advisory fees	20,227	30,187	182,032
Payable for Directors’ fees	383	898	7,819
Payable to Affiliate	4,762	7,103	66,192
Accrued expenses	8,831	19,745	97,310

Total liabilities	25,464,100	25,474,676	2,494,388

Net Assets	$29,107,935	$38,426,494	$381,545,854

Net Assets consist of:
Par value ($0.001 of shares outstanding)	$2,772	$3,007	$28,825
Paid-in capital in excess of par value	33,635,384	28,163,282	338,159,800
Distributions in excess of net investment income	(129,666)	(3,636)	(31,740)
Accumulated net realized gain (loss) from investment transactions	(7,120,893)	(175,400)	39,818,324
Net unrealized appreciation on investments	4,692,634	11,172,734	2,441,672
Net unrealized appreciation on options written	—	—	1,128,973
Net unrealized appreciation (depreciation) on securities sold short	(1,972,296)	(733,493)	—

Total Net Assets	$29,107,935	$38,426,494	$381,545,854

Shares Outstanding[5]	2,772,380	3,007,364	28,824,708

Net Asset Value Per Share	$10.50	$12.78	$13.24

[1] Investment at cost	$31,311,590	$39,212,517	$25,283,987
[2] Market value of securities on loan	$7,222,371	$9,904,717	$—
[3] Premiums received from options written	$—	$—	$1,959,678
[4] Proceeds from securities sold short	$16,016,880	$11,409,091	$—
[5] Authorized shares	20,000,000	20,000,000	60,000,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES — (Continued)
October 31, 2013

	International
	Secured		Philadelphia
	Options	International	International
	Portfolio	Portfolio	Fund
Assets:
Investments[1]:
Investments at value[2]	$40,513,352	$64,008,182	$26,260,102
Repurchase agreements at value	23,946,647	712,311	730,134

Total investments	64,459,999	64,720,493	26,990,236

Foreign currency, at value (Note 1)[3]	—	21,715	6,935
Receivable from Advisor	11,143	—	9,489
Receivable for securities sold	—	192,716	—
Receivable for fund shares sold	4,669	14	6,857
Dividends receivable	—	169,701	58,314
Interest receivable	7	747	256
Cash collateral on deposit at broker (Note 1)	34,695,252	—	—
Foreign tax reclaims receivable	—	95,603	32,777
Initial offering fee	1,584	—	—
Prepaid expenses	4,045	5,614	1,589

Total assets	99,176,699	65,206,603	27,106,453

Liabilities:
Due to custodian	90,000	—	—
Payable for securities purchased	—	239,109	97,792
Obligation to return securities lending collateral	—	1,506,216	529,913
Payable for fund shares redeemed	365,881	17,515	72,786
Options written, at value[4]	442,068	—	—
Payable for Investment Advisory fees	45,928	44,279	16,488
Payable for Directors’ fees	1,389	2,371	674
Payable to Affiliate	16,701	14,735	—
Accrued expenses	32,442	38,028	24,047

Total liabilities	994,409	1,862,253	741,700

Net Assets	$98,182,290	$63,344,350	$26,364,753

Net Assets consist of:
Par value ($0.001 of shares outstanding)	$8,521	$4,362	$2,002
Paid-in capital in excess of par value	89,138,990	111,833,997	102,762,880
Undistributed net investment income	—	312,403	157,965
Accumulated net realized gain (loss) from investment transactions	7,233,965	(64,048,879)	(82,797,651)
Net unrealized appreciation on investments	1,658,946	15,244,920	6,240,295
Net unrealized appreciation on options written	141,868	—	—
Net unrealized appreciation (depreciation) on foreign currencies	—	(2,453)	(738)

Total Net Assets	$98,182,290	$63,344,350	$26,364,753

Shares Outstanding[5]	8,520,950	4,361,859	2,002,439

Net Asset Value Per Share	$11.52	$14.52	$13.17

[1] Investment at cost	$62,801,053	$49,475,573	$20,749,941
[2] Market value of securities on loan	$—	$1,419,373	$496,769
[3] Foreign currency cost	$—	$21,743	$6,944
[4] Premiums received from options written	$583,936	$—	$—
[5] Authorized shares	20,000,000	40,000,000	70,000,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES — (Concluded)
October 31, 2013

	Philadelphia
	International	Philadelphia
	Small	International
	Cap	Emerging
	Fund	Markets
Assets:
Investments[1]:
Investments at value	$21,848,439	$52,058,411
Repurchase agreements at value	133,541	54,750

Total investments	21,981,980	52,113,161

Foreign currency, at value (Note 1)[2]	2,134	10,102
Receivable from Advisor	2,697	—
Receivable for securities sold	19,436	82,143
Dividends receivable	72,726	115,448
Foreign tax reclaims receivable	9,414	12,317
Prepaid expenses	659	2,314

Total assets	22,089,046	52,335,485

Liabilities:
Payable for securities purchased	275	—
Payable for Investment Advisory fees	11,044	29,074
Payable for Directors’ fees	215	913
Payable to Affiliate	368	895
Accrued expenses	27,767	59,229

Total liabilities	39,669	90,111

Net Assets	$22,049,377	$52,245,374

Net Assets consist of:
Par value ($0.001 of shares outstanding)	$1,873	$5,586
Paid-in capital in excess of par value	18,584,513	46,370,444
Undistributed net investment income	203,823	107,684
Accumulated net realized gain from investment transactions	449,536	535,531
Net unrealized appreciation on investments	2,808,990	5,241,871
Net unrealized appreciation (depreciation) on foreign currencies	642	(15,742)

Total Net Assets	$22,049,377	$52,245,374

Shares Outstanding[3]	1,873,345	5,585,904

Net Asset Value Per Share	$11.77	$9.35

Class IV — based on net assets of $22,049,377 and $52,245,374, respectively and shares outstanding of 1,873,345 and 5,585,904, respectively	11.77	9.35

[1] Investment at cost	$19,172,990	$46,871,290
[2] Foreign currency cost	$2,146	$10,126
[3] Authorized shares - Class I	10,000,000	10,000,000
[3] Authorized shares - Class IV	10,000,000	10,000,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF OPERATIONS
For the Year Ended October 31, 2013

			Core
	Government	Tax-Exempt	Fixed
	Cash	Cash	Income
	Portfolio	Portfolio	Portfolio
Investment income:
Interest	$1,083,890	$670,656	$12,237,620
Income from security lending	820	—	13,046

Total investment income	1,084,710	670,656	12,250,666

Expenses:
Management fees	—	—	1,502,519
Administration, transfer agent and custody fees	459,840	413,230	272,792
Professional fees	176,266	157,727	98,368
Shareholder report expenses	36,085	31,155	21,370
Shareholder servicing fees	772,970	684,147	429,291
Directors’ fees and expenses	76,368	68,461	42,502
Registration and filing fees	2,535	3,135	5,200
Other expenses	58,947	54,513	34,164

Total expenses	1,583,011	1,412,368	2,406,206

Less expenses waived/reimbursed	(499,165)	(742,077)	—

Net expenses	1,083,846	670,291	2,406,206

Net investment income	864	365	9,844,460

Realized and unrealized gain (loss):
Net realized gain on:
Investment transactions	2	—	2,416,119

Net change in unrealized gain (loss) of:
Investments	—	—	(19,455,212)

Net realized and unrealized gain (loss)	2	—	(17,039,093)

Net increase (decrease) in net assets resulting from operations	$866	$365	$(7,194,633)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF OPERATIONS — (Continued)
For the Year Ended October 31, 2013

		Small	Large
	Strategic	Cap	Cap
	Equity	Equity	Value
	Portfolio	Portfolio	Portfolio
Investment income:
Dividends[1]	$3,672,042	$7,547,888	$1,402,642
Interest	132	1,271	55
Income from security lending	3,737	107,136	1,903

Total investment income	3,675,911	7,656,295	1,404,600

Expenses:
Management fees	975,804	2,747,824	475,773
Administration, transfer agent and custody fees	111,414	329,900	66,203
Professional fees	42,027	106,853	18,224
Shareholder report expenses	10,989	31,446	3,789
Shareholder servicing fees (Advisor Class)	354,838	1,187,207	173,009
Shareholder servicing fees (Institutional Class)	—	12,361	—
Directors’ fees and expenses	17,388	44,400	7,555
Registration and filing fees	6,930	34,068	21,929
Other expenses	13,921	37,369	7,782

Total expenses	1,533,311	4,531,428	774,264

Net investment income	2,142,600	3,124,867	630,336

Realized and unrealized gain (loss):
Net realized gain on:
Investment transactions	18,249,333	41,255,148	13,281,686

Net change in unrealized gain of:
Investments	16,662,468	145,406,749	8,730,505

Net realized and unrealized gain	34,911,801	186,661,897	22,012,191

Net increase in net assets resulting from operations	$37,054,401	$189,786,764	$22,642,527

[1]	The Strategic Equity Portfolio and Large Cap Value Portfolio had foreign dividend withholding taxes of $20,666 and $1,226, respectively.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF OPERATIONS — (Continued)
For the Year Ended October 31, 2013

	U.S.	Large	Large
	Emerging	Cap	Cap
	Growth	100	Growth
	Portfolio	Portfolio	Portfolio
Investment income:
Dividends[1]	$567,484	$3,657,631	$2,209,009
Interest	16	209	123
Income from security lending	26,820	6,618	—

Total investment income	594,320	3,664,458	2,209,132

Expenses:
Management fees	181,884	1,040,651	709,269
Administration, transfer agent and custody fees	29,343	123,048	86,907
Professional fees	7,674	41,782	28,331
Shareholder report expenses	2,304	10,253	7,312
Shareholder servicing fees	82,674	378,419	257,916
Directors’ fees and expenses	3,172	16,817	11,610
Registration and filing fees	7,155	7,164	7,059
Other expenses	2,604	14,547	9,558

Total expenses	316,810	1,632,681	1,117,962

Net investment income	277,510	2,031,777	1,091,170

Realized and unrealized gain (loss):
Net realized gain on:
Investment transactions	4,451,237	15,564,487	11,552,760

Net change in unrealized gain of:
Investments	4,758,885	35,492,720	24,052,979

Net realized and unrealized gain	9,210,122	51,057,207	35,605,739

Net increase in net assets resulting from operations	$9,487,632	$53,088,984	$36,696,909

[1]	The Large Cap 100 Portfolio and Large Cap Growth Portfolio had foreign dividend withholding taxes of $709 and $716, respectively.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF OPERATIONS — (Continued)
For the Year Ended October 31, 2013

		Total	Secured
	Long/Short	Market	Options
	Portfolio	Portfolio	Portfolio
Investment income:
Dividends	$328,286	$1,231,162	$180,532
Interest	96	34	1,974
Income from security lending	16,599	26,038	—

Total investment income	344,981	1,257,234	182,506

Expenses:
Management fees	238,525	543,488	2,101,990
Administration, transfer agent and custody fees	21,741	37,151	225,900
Professional fees	4,144	10,469	87,693
Shareholder report expenses	1,336	2,753	23,158
Shareholder servicing fees	39,754	90,580	764,360
Dividends on securities sold short	202,747	251,759	—
Directors’ fees and expenses	1,699	4,488	37,226
Short position flex fees	—	86,275	—
Registration and filing fees	8,276	8,276	19,074
Other expenses	2,328	4,093	28,226

Total expenses	520,550	1,039,332	3,287,627

Less expenses waived/reimbursed	(69,570)	(158,521)	—

Net expenses	450,980	880,811	3,287,627

Net investment income (loss)	(105,999)	376,423	(3,105,121)

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	2,570,029	11,579,336	4,000,703
Options written	—	—	32,778,288
Securities sold short	(844,769)	(1,839,038)	—

Net realized gain	1,725,260	9,740,298	36,778,991

Net change in unrealized gain (loss) of:
Investments	3,320,637	4,421,371	2,244,771
Options written	—	—	6,916,741
Securities sold short	(2,567,988)	(1,589,984)	—

Net change in unrealized gain	752,649	2,831,387	9,161,512

Net realized and unrealized gain	2,477,909	12,571,685	45,940,503

Net increase in net assets resulting from operations	$2,371,910	$12,948,108	$42,835,382

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF OPERATIONS — (Continued)
For the Year Ended October 31, 2013

	International
	Secured		Philadelphia
	Options	International	International
	Portfolio	Portfolio	Fund
Investment income:
Dividends[1]	$153,953	$3,455,586	$1,066,882
Interest	812	149	92
Income from security lending	—	95,911	30,710

Total investment income	154,765	3,551,646	1,097,684

Expenses:
Management fees	407,079	870,252	276,511
Administration, transfer agent and custody fees	47,624	103,831	71,847
Professional fees	19,906	26,596	8,984
Shareholder report expenses	4,746	4,500	7,849
Shareholder servicing fees	148,029	290,084	—
Directors’ fees and expenses	6,441	12,381	3,739
Registration and filing fees	3,923	8,465	19,678
Other expenses	63,134	16,358	7,471

Total expenses	700,882	1,332,467	396,079

Less expenses waived/reimbursed	—	—	(27,390)

Net expenses	700,882	1,332,467	368,689

Net investment income (loss)	(546,117)	2,219,179	728,995

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	6,111	17,223,570	5,022,290
Options written	7,804,851	—	—
Foreign currency transactions	—	(170,209)	(114,469)

Net realized gain	7,810,962	17,053,361	4,907,821

Net change in unrealized gain of:
Investments	1,649,503	4,154,953	1,845,361
Options written	114,469	—	—
Foreign currency translation	—	13,535	2,329

Net change in unrealized gain	1,763,972	4,168,488	1,847,690

Net realized and unrealized gain	9,574,934	21,221,849	6,755,511

Net increase in net assets resulting from operations	$9,028,817	$23,441,028	$7,484,506

[1]	The International Portfolio and Philadelphia International Fund had foreign dividend withholding taxes of $278,963 and $91,498, respectively.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF OPERATIONS — (Concluded)
For the Year Ended October 31, 2013

	Philadelphia
	International	Philadelphia
	Small	International
	Cap	Emerging
	Fund	Markets
Investment income:
Dividends[1]	$484,888	$1,794,203
Interest	19	425

Total investment income	484,907	1,794,628

Expenses:
Management fees	79,649	323,042
Administration, transfer agent and custody fees	76,465	175,064
Professional fees	12,575	16,486
Shareholder report expenses	3,837	7,168
Shareholder servicing fees (Class IV)	2,655	9,940
Directors’ fees and expenses	1,082	4,843
Registration and filing fees	1,436	1,436
Other expenses	1,895	14,738

Total expenses	179,594	552,717

Less expenses waived/reimbursed	(33,570)	—

Net expenses	146,024	552,717

Net investment income	338,883	1,241,911

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	871,219	560,016
Foreign currency transactions	18,878	(89,295)

Net realized gain	890,097	470,721

Net change in unrealized gain (loss) of:
Investments	2,655,195	3,152,209
Foreign currency translation	1,163	(8,541)

Net change in unrealized gain	2,656,358	3,143,668

Net realized and unrealized gain	3,546,455	3,614,389

Net increase in net assets resulting from operations	$3,885,338	$4,856,300

[1]	The Philadelphia International Small Cap Fund and Philadelphia International Emerging Markets had foreign dividend withholding taxes of $39,283 and $219,823, respectively.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended October 31, 2013

			Core
	Government	Tax-Exempt	Fixed
	Cash	Cash	Income
	Portfolio	Portfolio	Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$864	$365	$9,844,460
Net realized gain on:
Investment transactions	2	—	2,416,119
Net change in unrealized gain (loss) of:
Investments	—	—	(19,455,212)

Net increase (decrease) in net assets resulting from operations	866	365	(7,194,633)
Distributions to shareholders from:
Net investment income	(864)	(365)	(11,783,028)
Net realized gain on investments	—	—	(1,165,411)
Net increase (decrease) in net assets from capital share transactions (See note 5)	17,977,669	(45,514,277)	(61,425,996)

Net increase (decrease) in net assets	17,977,671	(45,514,277)	(81,569,068)

NET ASSETS:
Beginning of year	740,078,379	679,426,246	480,499,105

End of year	$758,056,050	$633,911,969	$398,930,037

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$38	$(32)	$747,679

For the Year Ended October 31, 2012
			Core
	Government	Tax-Exempt	Fixed
	Cash	Cash	Income
	Portfolio	Portfolio	Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$2,690	$1,529	$10,971,881
Net realized gain (loss) on:
Investment transactions	(7,424)	—	2,504,808
Net change in unrealized gain of:
Investments	—	—	8,735,733

Net increase (decrease) in net assets resulting from operations	(4,734)	1,529	22,212,422
Distributions to shareholders from:
Net investment income	(2,650)	(1,534)	(12,177,225)
Net realized gain on investments	(9,801)	—	(6,423,074)
Net increase in net assets from capital share transactions (See note 5)	9,811,498	93,865,364	115,545,615

Net increase in net assets	9,794,313	93,865,359	119,157,738

NET ASSETS:
Beginning of year	730,284,066	585,560,887	361,341,367

End of year	$740,078,379	$679,426,246	$480,499,105

Undistributed net investment income included in net assets at end of year	$38	$1,195	$1,129,230

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the Year Ended October 31, 2013

	Strategic	Small Cap	Large Cap
	Equity	Equity	Value
	Portfolio	Portfolio	Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$2,142,600	$3,124,867	$630,336
Net realized gain on:
Investment transactions	18,249,333	41,255,148	13,281,686
Net change in unrealized gain of:
Investments	16,662,468	145,406,749	8,730,505

Net increase in net assets resulting from operations	37,054,401	189,786,764	22,642,527
Distributions to shareholders from:
Net investment income:
Advisor Class	(1,986,561)	(2,365,767)	(762,660)
Institutional Class	—	(148,829)	—
Net realized gain on investments:
Advisor Class	(1,637,772)	(3,767,523)	(3,588,644)
Institutional Class	—	(147,862)	—
Net increase (decrease) in net assets from capital share transactions (See note 5)	(24,326,451)	232,791,341	350,373

Net increase in net assets	9,103,617	416,148,124	18,641,596

NET ASSETS:
Beginning of year	170,580,184	377,866,146	77,106,807

End of year	$179,683,801	$794,014,270	$95,748,403

Undistributed net investment income included in net assets at end of year	$187,383	$1,123,022	$46,855

For the Year Ended October 31, 2012
	Strategic	Small Cap	Large Cap
	Equity	Equity	Value
	Portfolio	Portfolio	Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$1,647,482	$1,488,037	$1,268,035
Net realized gain on:
Investment transactions	5,563,959	7,356,375	8,214,919
Net change in unrealized gain of:
Investments	12,411,861	17,500,523	2,722,108

Net increase in net assets resulting from operations	19,623,302	26,344,935	12,205,062
Distributions to shareholders from:
Net investment income:
Advisor Class	(1,480,681)	(1,383,390)	(1,089,435)
Institutional Class	—	(49,336)	—
Net increase (decrease) in net assets from capital share transactions (See note 5)	(1,455,360)	135,747,226	(20,881,770)

Net increase (decrease) in net assets	16,687,261	160,659,435	(9,766,143)

NET ASSETS:
Beginning of year	153,892,923	217,206,711	86,872,950

End of year	$170,580,184	$377,866,146	$77,106,807

Undistributed net investment income included in net assets at end of year	$63,541	$74,704	$179,179

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the Year Ended October 31, 2013

	U.S.
	Emerging	Large Cap	Large Cap
	Growth	100	Growth
	Portfolio	Portfolio	Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$277,510	$2,031,777	$1,091,170
Net realized gain on:
Investment transactions	4,451,237	15,564,487	11,552,760
Net change in unrealized gain of:
Investments	4,758,885	35,492,720	24,052,979

Net increase in net assets resulting from operations	9,487,632	53,088,984	36,696,909
Distributions to shareholders from:
Net investment income	(276,264)	(1,839,612)	(968,053)
Net increase in net assets from capital share transactions (See note 5)	884,357	121,088,545	55,296,957

Net increase in net assets	10,095,725	172,337,917	91,025,813

NET ASSETS:
Beginning of year	27,385,175	115,204,494	93,526,518

End of year	$37,480,900	$287,542,411	$184,552,331

Undistributed net investment income included in net assets at end of year	$—	$243,437	$117,420

For the Year Ended October 31, 2012
	U.S.
	Emerging	Large Cap	Large Cap
	Growth	100	Growth
	Portfolio	Portfolio	Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$40,368	$1,303,978	$425,058
Net realized gain on:
Investment transactions	260,178	6,060,685	2,892,899
Net change in unrealized gain of:
Investments	1,224,594	5,208,478	2,361,557

Net increase in net assets resulting from operations	1,525,140	12,573,141	5,679,514
Distributions to shareholders from:
Net investment income	(50,445)	(1,343,458)	(421,456)
Net increase in net assets from capital share transactions (See note 5)	7,239,141	12,904,962	23,287,090

Net increase in net assets	8,713,836	24,134,645	28,545,148

NET ASSETS:
Beginning of year	18,671,339	91,069,849	64,981,370

End of year	$27,385,175	$115,204,494	$93,526,518

Undistributed net investment income included in net assets at end of year	$—	$51,272	$—

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the Year Ended October 31, 2013

		Total	Secured
	Long/Short	Market	Options
	Portfolio	Portfolio	Portfolio
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(105,999)	$376,423	$(3,105,121)
Net realized gain (loss) on:
Investment transactions	2,570,029	11,579,336	4,000,703
Options written	—	—	32,778,288
Securities sold short	(844,769)	(1,839,038)	—
Net change in unrealized gain (loss) of:
Investments	3,320,637	4,421,371	2,244,771
Options Written	—	—	6,916,741
Securities sold short	(2,567,988)	(1,589,984)	—

Net increase in net assets resulting from operations	2,371,910	12,948,108	42,835,382
Distributions to shareholders from:
Net investment income	—	(335,793)	—
Net realized gain on investments	—	—	(40,882,539)
Net increase (decrease) in net assets from capital share transactions (See note 5)	12,984,461	(18,805,091)	4,418,404

Net increase (decrease) in net assets	15,356,371	(6,192,776)	6,371,247

NET ASSETS:
Beginning of year	13,751,564	44,619,270	375,174,607

End of year	$29,107,935	$38,426,494	$381,545,854

Distributions in excess of net investment included in net assets at end of year	$(129,666)	$(3,636)	$(31,740)

For the Year Ended October 31, 2012
		Total	Secured
	Long/Short	Market	Options
	Portfolio	Portfolio	Portfolio
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(126,341)	$132,433	$(2,770,040)
Net realized gain (loss) on:
Investment transactions	752,297	3,537,269	(782,825)
Options written	—	—	51,872,790
Securities sold short	(701,818)	(1,170,100)	—
Foreign currency transactions	(11)	(17)	—
Net change in unrealized gain (loss) of:
Investments	465,791	1,442,001	(93,082)
Options Written	—	—	(7,052,990)
Securities sold short	220,459	94,805	—
Foreign currency translation	(2)	(2)	—

Net increase in net assets resulting from operations	610,375	4,036,389	41,173,853
Distributions to shareholders from:
Net investment income	—	(197,516)	—
Net realized gain on investments	—	—	(9,307,348)
Net increase (decrease) in net assets from capital share transactions (See note 5)	(1,225,920)	(288,944)	85,689,442

Net increase (decrease) in net assets	(615,545)	3,549,929	117,555,947

NET ASSETS:
Beginning of year	14,367,109	41,069,341	257,618,660

End of year	$13,751,564	$44,619,270	$375,174,607

Distributions in excess of net investment included in net assets at end of year	$(137,315)	$(37,180)	$(34,411)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the Period Ended October 31, 2013

	International
	Secured		Philadelphia
	Options	International	International
	Portfolio	Portfolio	Fund
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(546,117)	$2,219,179	$728,995
Net realized gain (loss) on:
Investment transactions	6,111	17,223,570	5,022,290
Options written	7,804,851	—	—
Foreign currency transactions	—	(170,209)	(114,469)
Net change in unrealized gain of:
Investments	1,649,503	4,154,953	1,845,361
Options Written	114,469	—	—
Foreign currency translation	—	13,535	2,329

Net increase in net assets resulting from operations	9,028,817	23,441,028	7,484,506
Distributions to shareholders from:
Net investment income	—	(1,728,257)	(453,869)
Net realized gain on investments	(89,168)	—	—
Net increase (decrease) in net assets from capital share transactions (See note 5)	68,128,048	(114,414,827)	(26,090,932)

Net increase (decrease) in net assets	77,067,697	(92,702,056)	(19,060,295)

NET ASSETS:
Beginning of year	21,114,593	156,046,406	45,425,048

End of year	$98,182,290	$63,344,350	$26,364,753

Undistributed net investment income included in net assets at end of year	$—	$312,403	$157,965

For the Period Ended October 31, 2012
	International
	Secured		Philadelphia
	Options	International	International
	Portfolio[1]	Portfolio	Fund
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(6,955)	$4,975,139	$1,414,375
Net realized gain (loss) on:
Investment transactions	—	(2,085,097)	181,407
Options written	65,243	—	—
Foreign currency transactions	—	(323,942)	(72,538)
Net change in unrealized gain (loss) of:
Investments	9,443	(3,134,482)	1,131,144
Options Written	27,399	—	—
Foreign currency translation	—	(69,853)	(18,374)

Net increase (decrease) in net assets resulting from operations	95,130	(638,235)	2,636,014
Distributions to shareholders from:
Net investment income	—	(4,875,733)	(1,426,221)
Tax Return of capital	—	(92,753)	(19,893)
Net increase (decrease) in net assets from capital share transactions (See note 5)	21,019,463	(109,775,046)	(39,397,423)

Net increase (decrease) in net assets	21,114,593	(115,381,767)	(38,207,523)

NET ASSETS:
Beginning of year	—	271,428,173	83,632,571

End of year	$21,114,593	$156,046,406	$45,425,048

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$—	$(980)	$(287)

 1 The International Secured Options Portfolio commenced operations on September 28, 2012.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS — (Concluded)

For the Year Ended October 31, 2013

		Philadelphia
	Philadelphia	International
	International	Emerging
	Small Cap Fund	Markets
Increase (decrease) in net assets
Operations:
Net investment income	$338,883	$1,241,911
Net realized gain (loss) on:
Investment transactions	871,219	560,016
Foreign currency transactions	18,878	(89,295)
Net change in unrealized gain (loss) of:
Investments	2,655,195	3,152,209
Foreign currency translation	1,163	(8,541)

Net increase in net assets resulting from operations	3,885,338	4,856,300
Distributions to shareholders from:
Net investment income:
Class IV	(283,789)	(1,059,716)
Net realized gain on investments:
Class IV	—	(435,660)
Net increase in net assets from capital share transactions (See note 5)	11,648,323	7,612,473

Net increase in net assets	15,249,872	10,973,397

NET ASSETS:
Beginning of period	6,799,505	41,271,977

End of period	$22,049,377	$52,245,374

Undistributed net investment income included in net assets at end of year	$203,823	$107,684

For the Year Ended October 31, 2012
		Philadelphia
	Philadelphia	International
	International	Emerging
	Small Cap Fund	Markets
Increase (decrease) in net assets
Operations:
Net investment income	$129,324	$235,154
Net realized gain (loss) on:
Investment transactions	(171,251)	483,082
Foreign currency transactions	(18,539)	(83,544)
Net change in unrealized gain (loss) of:
Investments	592,088	2,454,526
Foreign currency translation	(414)	(6,732)

Net increase in net assets resulting from operations	531,208	3,082,486
Distributions to shareholders from:
Net investment income:
Class IV	(112,000)	(159,465)
Net increase in net assets from capital share transactions (See note 5)	3,456,675	36,197,709

Net increase in net assets	3,875,883	39,120,730

NET ASSETS:
Beginning of period	2,923,622	2,151,247

End of period	$6,799,505	$41,271,977

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$5,773	$(1,058)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENT OF CASH FLOWS
For the Year Ended October 31, 2013

Long/Short
Portfolio
Cash Flows from operating activities
Net increase in net assets resulting from operations	$2,371,910
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by (used in) operating activities:
Investments purchased	(29,772,703)
Investments sold	21,753,689
Purchases to cover securities sold short	(19,294,477)
Securities sold short	25,707,308
(Purchase)/Sale of short term investments, net	(4,222,010)
Decrease in Receivable from Investment Advisor	3,464
(Increase) in Interest receivable	(62)
Decrease in Cash collateral on deposit at broker	(10,159,013)
(Increase) in Dividends receivable	(2,991)
(Increase) in Prepaid expenses	(507)
Increase in Obligation to return securities lending collateral	3,153,371
(Decrease) in Dividends payable for securities sold short	(4,337)
Increase in Investment Advisory fees	9,711
Increase in Directors fees	2
Increase in Payable to Affiliate	2,285
Increase in Accrued expenses	4,001
Increase in Payable to Advisor	1,807
Net change in unrealized gain (loss) on investments	(3,320,637)
Net realized gain from investments	(2,570,029)
Net change in unrealized gain (loss) on securities sold short	2,567,988
Net realized loss from securities sold short	844,769

Net cash provided by (used in) operating activities	(12,926,461)

Cash flows from financing activities
Proceeds from shares sold	16,702,631
Payments on shares redeemed	(3,776,170)

Net cash provided by (used in) financing activities	12,926,461

Net increase (decrease) in cash	—
Cash at beginning of period	—

Cash at end of period	—

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENT OF CASH FLOWS — (Concluded)
For the Year Ended October 31, 2013

Total
Market
Portfolio
Cash Flows from operating activities
Net increase in net assets resulting from operations	$12,948,108
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by (used in) operating activities:
Investments purchased	(65,565,363)
Investments sold	85,608,069
Purchases to cover securities sold short	(28,305,452)
Securities sold short	24,220,937
(Purchase)/Sale of short term investments, net	1,596,027
Decrease in Receivable from Investment Advisor	5,248
Decrease in Interest receivable	614
(Increase) in Cash collateral on deposit at broker	2,855,684
Decrease in Dividends receivable	19,684
(Increase) in Prepaid expenses	(574)
(Decrease) in Obligation to return securities lending collateral	(3,988,884)
(Decrease) in Dividends payable for securities sold short	(20,217)
(Decrease) in Investment Advisory fees	(4,353)
(Decrease) in Directors fees	(281)
(Decrease) in Payable to Affiliate	(1,025)
Increase in Accrued expenses	1,848
Net change in unrealized gain (loss) on investments	(4,421,371)
Net realized gain from investments	(11,579,336)
Net change in unrealized gain (loss) on securities sold short	1,589,984
Net realized loss from securities sold short	1,839,038

Net cash provided by (used in) operating activities	16,798,385

Cash flows from financing activities
Proceeds from shares sold	3,574,194
Payments on shares redeemed	(22,099,382)
Cash distributions paid	(263,720)

Net cash provided by (used in) financing activities	(18,788,908)

Net increase (decrease) in cash	(1,990,523)
Cash at beginning of period	—

Cash at end of period	$(1,990,523)

Non-cash financing activities not included herein consist of a reinvestment of dividends of $72,073

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Government Cash Portfolio
	For the Years Ended October 31,
	2013	2012	2011[1]	2010[1]	2009

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.000 [2]	0.000[2]	0.000[2]	0.001	0.007
Net realized gain on investments	0.000 [2]	0.000[2]	0.000[2]	0.000	0.000

Total from investment operations	0.000 [2]	0.000 [2]	0.000 [2]	0.001	0.007

Distributions to shareholders from:
Net investment income	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.001)	(0.007)

Net realized capital gains	0.000	(0.000)[2]	—	—	—

Total distributions	$(0.000)[2]	$(0.000)[2]	$(0.000)[2]	$(0.001)	$(0.007)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.00%	0.00%	0.02%	0.06%	0.65%

Ratios to average net assets/ Supplemental data:
Net assets, end of year (in 000s)	$758,056	$740,078	$730,284	$666,488	$695,380
Ratio of operating expenses to average net assets	0.20%	0.21%	0.21%	0.22%	0.25%
Ratio of operating expenses after waiver/reimbursement to average net assets	0.14%	0.17%	0.17%	0.22%	0.00%[3]
Ratio of net investment income to average net assets	0.00%[3]	0.00%[3]	0.01%	0.06%	0.65%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	Amount rounds to less than $0.001 per share.
[3]	Amount rounds to less than 0.01%.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Tax-Exempt Cash Portfolio
	For the Years Ended October 31,
	2013	2012	2011	2010	2009

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.000 [1]	0.000[1]	0.000[1]	0.000[1]	0.002

Total from investment operations	0.000	0.000	0.000	0.000	0.002

Distributions to Shareholders from:
Net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.002)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.00%	0.00%	0.01%	0.02%	0.17%

Ratios to average net assets/ Supplemental data:
Net assets, end of year (in 000s)	$633,912	$679,426	$585,561	$550,883	$616,119
Ratio of operating expenses to average net assets	0.20%	0.22%	0.21%	0.22%	0.25%
Ratio of operating expenses after waiver/reimbursement to average net assets	0.10%	0.14%	0.17%	0.21%	0.24%
Ratio of net investment income to average net assets	0.00%[2]	0.00%[2]	0.01%	0.02%	0.20%

[1]	Amount rounds to less than $0.001 per share.
[2]	Amount rounds to less than 0.01%.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Core Fixed Income Portfolio
	For the Year Ended October 31,
	2013	2012	2011	2010[1]	2009

Net asset value, beginning of year	$11.75	$11.67	$11.67	$11.37	$10.35

Income from investment operations:
Net investment income	0.26	0.30	0.38	0.39	0.40
Net realized and unrealized gain (loss) on investments	(0.45)	0.32	0.02 [2]	0.38	1.03

Total from investment operations	(0.19)	0.62	0.40	0.77	1.43

Distributions to shareholders from:
Net investment income	(0.31)	(0.34)	(0.40)	(0.40)	(0.41)
Net realized capital gains	(0.03)	(0.20)	—	(0.07)	—

Total distributions	(0.34)	(0.54)	(0.40)	(0.47)	(0.41)

Net asset value, end of year	$11.22	$11.75	$11.67	$11.67	$11.37

Total return	(1.64)%	5.51%	3.52%	7.01%	13.96%

Ratios to average net assets/ Supplemental data:
Net assets, end of year (in 000s)	$398,930	$480,499	$361,341	$396,884	$353,513
Ratio of operating expenses to average net assets	0.56%	0.57%	0.57%	0.57%	0.57%
Ratio of net investment income to average net assets	2.29%	2.61%	3.26%	3.40%	3.67%
Portfolio turnover rate	19%	22%	68%	31%	55%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized loss for the period due to the timing of purchases and redemptions of Portfolio shares in relation to the fluctuating net asset value per share of the Portfolio.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Strategic Equity Portfolio
	For the Year Ended October 31,
	2013	2012	2011	2010	2009

Net asset value, beginning of year	$19.20	$17.19	$16.40	$14.33	$13.20

Income from investment operations:
Net investment income	0.25	0.18	0.13	0.10	0.11
Net realized and unrealized gain on investments	4.10	2.00	0.79	2.07	1.13

Total from investment operations	4.35	2.18	0.92	2.17	1.24

Distributions to shareholders from:
Net investment income	(0.23)	(0.17)	(0.13)	(0.10)	(0.11)
Net realized capital gains	(0.18)	—	—	—	—

Total distributions	(0.41)	(0.17)	(0.13)	(0.10)	(0.11)

Net asset value, end of year	$23.14	$19.20	$17.19	$16.40	$14.33

Total return	23.08%	12.68%	5.58%	15.15%	9.57%

Ratios to average net assets/ Supplemental data:
Net assets, end of year (in 000s)	$179,684	$170,580	$153,893	$157,227	$132,739
Ratio of operating expenses to average net assets	0.86%	0.87%	0.88%	0.88%	0.88%
Ratio of net investment income to average net assets	1.21%	0.99%	0.72%	0.63%	0.90%
Portfolio turnover rate	46%	37%	51%	44%	53%

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Small Cap Equity Portfolio Advisor Shares
	For the Year Ended October 31,
	2013[1]	2012	2011[1]	2010[1]	2009

Net asset value, beginning of year	$18.24	$16.64	$14.70	$11.70	$10.62

Income from investment operations:
Net investment income	0.14	0.08	—	0.01	0.05
Net realized and unrealized gain on investments	8.05	1.60	1.95	3.01	1.08

Total from investment operations	8.19	1.68	1.95	3.02	1.13

Distributions to shareholders from:
Net investment income	(0.12)	(0.08)	(0.01)	(0.02)	(0.05)
Net realized capital gains	(0.19)	—	—	—	—

Total distributions	(0.31)	(0.08)	(0.01)	(0.02)	(0.05)

Net asset value, end of year	$26.12	$18.24	$16.64	$14.70	$11.70

Total return	45.63%	10.10%[2]	13.24%	25.78%	10.81%

Ratios to average net assets/ Supplemental data:
Net assets, end of year (in 000s)	$639,021	$363,561	$216,958	$128,828	$104,611
Ratio of operating expenses to average net assets	0.91%	0.93%	0.94%	0.96%	0.94%
Ratio of net investment income to average net assets	0.63%	0.47%	0.01%	0.04%	0.50%
Portfolio turnover rate[3]	55%	49%	78%	81%	89%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions as shown in the management discussion and analysis and as otherwise reported to shareholders.
[3]	Portfolio turnover is calculated at the fund level.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Small Cap Equity Portfolio Institutional Shares
	For the Year Ended October 31,
	2013[1]	2012[1]	2011	2010[1]	2009[1]

Net asset value, beginning of year	$18.86	$17.16	$15.12	$12.01	$10.89

Income from investment operations:
Net investment income	0.11	0.13	0.05	0.03	0.07
Net realized and unrealized gain on investments	8.39	1.65	2.00	3.10	1.10

Total from investment operations	8.50	1.78	2.05	3.13	1.17

Distributions to shareholders from:
Net investment income	(0.17)	(0.08)	(0.01)	(0.02)	(0.05)
Net realized capital gains	(0.19)	—	—	—	—

Total distributions	(0.36)	(0.08)	(0.01)	(0.02)	(0.05)

Net asset value, end of year	$27.00	$18.86	$17.16	$15.12	$12.01

Total return	45.82%	10.38%	13.53%	26.12%	10.91%

Ratios to average net assets/ Supplemental data:
Net assets, end of year (in 000s)	$154,993	$14,305	$249	$1	$1
Ratio of operating expenses to average net assets	0.75%	0.73%	0.74%	0.76%	0.74%
Ratio of net investment income to average net assets	0.48%	0.71%	0.30%	0.31%	0.64%
Portfolio turnover rate[2]	55%	49%	78%	81%	89%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	Portfolio turnover is calculated at the fund level.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Large Cap Value Portfolio
	For the Year Ended October 31,
	2013[1]	2012	2011	2010	2009

Net asset value, beginning of year	$10.56	$9.46	$9.33	$7.88	$7.00

Income from investment operations:
Net investment income	0.08	0.13	0.07	0.06	0.12
Net realized and unrealized gain on investments	2.92	1.08	0.13 [2]	1.45	0.88

Total from investment operations	3.00	1.21	0.20	1.51	1.00

Distributions to shareholders from:
Net investment income	(0.10)	(0.11)	(0.07)	(0.06)	(0.12)
Net realized capital gains	(0.50)	—	—	—	—

Total distributions	(0.60)	(0.11)	(0.07)	(0.06)	(0.12)

Net asset value, end of year	$12.96	$10.56	$9.46	$9.33	$7.88

Total return	29.90%	12.86%	2.10%	19.14%	14.65%

Ratios to average net assets/ Supplemental data:
Net assets, end of year (in 000s)	$95,748	$77,107	$86,873	$47,484	$36,541
Ratio of operating expenses to average net assets	0.90%	0.91%	0.92%	0.95%	0.97%
Ratio of net investment income to average net assets	0.73%	1.26%	0.70%	0.64%	1.75%
Portfolio turnover rate	147%	157%	164%	118%	177%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized loss for the period due to the timing of purchases and redemptions of Portfolio shares in relation to the fluctuating net asset value per share of the Portfolio.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	U.S. Emerging Growth Portfolio
	For the Year Ended October 31,
	2013	2012[1]	2011[1]	2010[1]	2009[1]

Net asset value, beginning of year	$7.36	$6.78	$6.04	$4.71	$4.53

Income from investment operations:
Net investment income (loss)	0.07	0.01	(0.02)	0.00 [2]	0.01
Net realized and unrealized gain on investments	2.41	0.58	0.76	1.34	0.17

Total from investment operations	2.48	0.59	0.74	1.34	0.18

Distributions to shareholders from:
Net investment income	(0.07)	(0.01)	—	(0.01)	—

Total distributions	(0.07)	(0.01)	—	(0.01)	—

Net asset value, end of year	$9.77	$7.36	$6.78	$6.04	$4.71

Total return	33.94%	8.77%	12.25%	28.54%	3.97%

Ratios to average net assets/ Supplemental data:
Net assets, end of year (in 000s)	$37,481	$27,385	$18,671	$17,643	$19,554
Ratio of operating expenses to average net assets	0.96%	1.00%	0.98%	1.00%	1.00%
Ratio of net investment income (loss) (expenses in excess of income) to average net assets	0.84%	0.17%	(0.22)%	(0.06)%	0.14%
Portfolio turnover rate	134%	120%	157%	109%	117%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	Amount rounds to less than $0.01 per share.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Large Cap 100 Portfolio
	For the Year Ended October 31,
	2013	2012	2011[1]	2010[1]	2009

Net asset value, beginning of year	$14.10	$12.62	$11.49	$9.75	$8.60

Income from investment operations:
Net investment income	0.17	0.17	0.11	0.09	0.11
Net realized and unrealized gain on investments	4.46	1.48	1.12	1.74	1.15

Total from investment operations	4.63	1.65	1.23	1.83	1.26

Distributions to shareholders from:
Net investment income	(0.16)	(0.17)	(0.10)	(0.09)	(0.11)

Total distributions	(0.16)	(0.17)	(0.10)	(0.09)	(0.11)

Net asset value, end of year	$18.57	$14.10	$12.62	$11.49	$9.75

Total return	33.02%	13.14%	10.69%	18.81%	14.80%

Ratios to average net assets/ Supplemental data:
Net assets, end of year (in 000s)	$287,542	$115,204	$91,070	$86,428	$91,794
Ratio of operating expenses to average net assets	0.86%	0.88%	0.88%	0.89%	0.88%
Ratio of net investment income to average net assets	1.07%	1.23%	0.84%	0.83%	1.24%
Portfolio turnover rate	90%	104%	103%	103%	124%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Large Cap Growth Portfolio
	For the Year Ended October 31,
	2013	2012	2011	2010[1]	2009[1]

Net asset value, beginning of year	$14.81	$13.73	$12.31	$9.80	$8.57

Income from investment operations:
Net investment income	0.14	0.07	0.07	0.04	0.04
Net realized and unrealized gain on investments	4.83	1.08	1.42	2.51	1.24

Total from investment operations	4.97	1.15	1.49	2.55	1.28

Distributions to shareholders from:
Net investment income	(0.13)	(0.07)	(0.07)	(0.04)	(0.05)

Total distributions	(0.13)	(0.07)	(0.07)	(0.04)	(0.05)

Net asset value, end of year	$19.65	$14.81	$13.73	$12.31	$9.80

Total return	33.65%	8.44%	12.13%	26.11%	14.99%

Ratios to average net assets/ Supplemental data:
Net assets, end of year (in 000s)	$184,552	$93,527	$64,981	$50,040	$44,182
Ratio of operating expenses to average net assets	0.87%	0.89%	0.88%	0.90%	0.90%
Ratio of net investment income to average net assets	0.85%	0.52%	0.56%	0.38%	0.50%
Portfolio turnover rate	99%	111%	117%	125%	140%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Long/Short Portfolio
	For the Year Ended October 31,
	2013[1]	2012[1]	2011[1]	2010[1]	2009[1]

Net asset value, beginning of year	$9.29	$8.90	$8.45	$8.15	$8.25

Income from investment operations:
Net investment loss	(0.05)	(0.08)	(0.05)	(0.04)	(0.04)
Net realized and unrealized gain (loss) on investments	1.26	0.47	0.50	0.34	(0.06)

Total from investment operations	1.21	0.39	0.45	0.30	(0.10)

Net asset value, end of year	$10.50	$9.29	$8.90	$8.45	$8.15

Total return	13.02%	4.38%	5.33%	3.68%	(1.21)%

Ratios to average net assets/ Supplemental data:
Net assets, end of year (in 000s)	$29,108	$13,752	$14,367	$11,344	$17,615
Ratio of operating expenses before waiver/reimbursement to average net assets	2.62%	3.20%	2.81%	2.72%	2.84%
Ratio of operating expenses after waiver/reimbursement to average net assets	2.27%	2.80%	2.36%	2.33%	2.49%
Ratio of operating expenses after waiver/reimbursement excluding dividends on securities sold short	1.25%	1.25%	1.25%	1.25%	1.23%
Ratio of net expenses in excess of income to average net assets	(0.53)%	(0.83)%	(0.74)%	(0.47)%	(0.44)%
Portfolio turnover rate	154%[2]	128%[2]	137%[2]	636%	715%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	The calculation of the portfolio turnover rate for the fiscal years ended October 31, 2011, 2012 and 2013 reflects the absolute value of the long and short positions.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Total Market Portfolio
	For the Year Ended October 31,
	2013	2012	2011[1]	2010[1]	2009[1]

Net asset value, beginning of year	$9.68	$9.01	$8.36	$7.02	$6.54

Income from investment operations:
Net investment income	0.09	0.03	0.01	0.00 [2]	0.02
Net realized and unrealized gain on investments	3.09	0.68	0.65	1.35	0.49

Total from investment operations	3.18	0.71	0.66	1.35	0.51

Distributions to shareholders from:
Net investment income	(0.08)	(0.04)	(0.01)	(0.01)	(0.02)
Tax return of capital	—	—	—	—	(0.01)

Total distributions	(0.08)	(0.04)	(0.01)	(0.01)	(0.03)

Net asset value, end of year	$12.78	$9.68	$9.01	$8.36	$7.02

Total return	33.01%	7.93%	7.86%	19.20%	7.72%

Ratios to average net assets/ Supplemental data:
Net assets, end of year (in 000s)	$38,426	$44,619	$41,069	$34,451	$20,679
Ratio of operating expenses before waiver/reimbursement to average net assets	2.29%	2.48%	2.19%	2.12%	2.32%
Ratio of operating expenses after waiver/reimbursement to average net assets	1.94%	2.09%	1.84%	1.77%	1.96%
Ratio of operating expenses after waiver/reimbursement excluding dividends on securities sold short and stock ticket expense on securities sold short	1.20%	1.25%	1.21%	1.23%	1.25%
Ratio of net investment income to average net assets	0.83%	0.29%	0.14%	0.05%	0.25%
Portfolio turnover rate	138%[3]	135%[3]	123%[3]	200%	185%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	Amount rounds to less than $0.01 per share.
[3]	The calculation of the portfolio turnover rate for the fiscal years ended October 31, 2011, 2012 and 2013 reflects the absolute value of the long and short positions.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Secured Options Portfolio
				For the
				Period
				June 30,
				2010[2]
				through
	For the Year Ended October 31,			October 31,
	2013	2012	2011[1]	2010[1]

Net asset value, beginning of year	$13.28	$12.03	$11.55	$10.00

Income from investment operations:
Net investment loss	(0.11)	(0.10)	(0.10)	(0.03)
Net realized and unrealized gain on investments	1.51	1.78	0.98	1.58

Total from investment operations	1.40	1.68	0.88	1.55

Distributions to shareholders from:
Net realized capital gains	(1.44)	(0.43)	(0.40)	—

Total distributions	(1.44)	(0.43)	(0.40)	—

Net asset value, end of year	$13.24	$13.28	$12.03	$11.55

Total return	11.90%	14.34%	7.74%	15.50%[3]

Ratios to average net assets/ Supplemental data:
Net assets, end of year (in 000s)	$381,546	$375,175	$257,619	$112,876
Ratio of operating expenses to average net assets	0.86%	0.88%	0.90%	1.02%[4]
Ratio of net expenses in excess of income to average net assets	(0.81)%	(0.85)%	(0.85)%	(0.91)%[4]
Portfolio turnover rate	1,120%[5]	1,130%[5]	1,010%[5]	247%[5]

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	Commencement of operations.
[3]	Total return calculation is not annualized.
[4]	Annualized.
[5]	Portfolio turnover calculation includes short-term written options.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	International Secured Options Portfolio
		For the
		Period
	For the	September 28,
	Year	2012[2]
	Ended	through
	October 31,	October 31,
	2013[1]	2012[1]

Net asset value, beginning of year	$10.15	$10.00

Income from investment operations:
Net investment loss	(0.08)	(0.01)
Net realized and unrealized gain on investments	1.48	0.16

Total from investment operations	1.40	0.15

Distributions to shareholders from:
Net realized capital gains	(0.03)	—

Total distributions	(0.03)	—

Net asset value, end of year	$11.52	$10.15

Total return	13.78%	1.50%[3]

Ratios to average net assets/Supplemental data:
Net assets, end of period (in 000s)	$98,182	$21,115
Ratio of operating expenses before waiver/reimbursement to average net assets	0.95%	3.68%[4]
Ratio of operating expenses after waiver/reimbursement to average net assets	0.95%	1.00%[4]
Ratio of net expenses in excess of income to average net assets	(0.74)%	(1.00)%[4]
Portfolio turnover rate	7%[6]	0.00%[5,6]

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	Commencement of operations.
[3]	Total return calculation is not annualized.
[4]	Annualized.
[5]	Calculation represents portfolio turnover for the Fund for the period of September 28, 2012 through October 31, 2012.
[6]	Portfolio turnover calculation includes short-term written options.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	International Portfolio
	For the Year Ended October 31,
	2013[1]	2012[1]	2011[1]	2010[1]	2009[1]

Net asset value, beginning of year	$11.88	$12.06	$13.36	$12.34	$9.09

Income from investment operations:
Net investment income	0.25	0.29	0.32	0.30	0.25
Net realized and unrealized gain (loss) on investments	2.59	(0.15)	(1.30)	1.01	3.25

Total from investment operations	2.84	0.14	(0.98)	1.31	3.50

Distributions to shareholders from:
Net investment income	(0.20)	(0.31)	(0.32)	(0.29)	(0.25)
Tax return of capital	—	(0.01)	—	—	—

Total distributions	(0.20)	(0.32)	(0.32)	(0.29)	(0.25)

Net asset value, end of year	$14.52	$11.88	$12.06	$13.36	$12.34

Total return	24.21%	1.28%	(7.56)%	10.88%	39.06%

Ratios to average net assets/ Supplemental data:
Net assets, end of year (in 000s)	$63,344	$156,046	$271,428	$388,843	$392,845
Ratio of operating expenses to average net assets	1.15%	1.14%	1.13%	1.13%	1.13%
Ratio of net investment income to average net assets	1.91%	2.47%	2.35%	2.43%	2.54%
Portfolio turnover rate	43%	45%	40%	36%	63%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Philadelphia International Fund
	For the Year Ended October 31,
	2013[1]	2012[1]	2011[1]	2010[1]	2009[1]

Net asset value, beginning of year	$10.75	$10.86	$12.04	$11.18	$9.15

Income from investment operations:
Net investment income	0.23	0.25	0.31	0.29	0.22
Net realized and unrealized gain (loss) on investments	2.37	(0.04)[2]	(1.18)	0.84	2.85

Total from investment operations	2.60	0.21	(0.87)	1.13	3.07

Distributions to shareholders from:
Net investment income	(0.18)	(0.32)	(0.31)	(0.27)	(0.24)
Net realized capital gains	—	—	—	—	(0.80)
Tax return of capital	—	(0.00)[3]	—	—	—

Total distributions	(0.18)	(0.32)	(0.31)	(0.27)	(1.04)

Net asset value, end of year	$13.17	$10.75	$10.86	$12.04	$11.18

Total return	24.42%	2.03%	(7.50)%	10.48%	36.81%

Ratios to average net assets/ Supplemental data:
Net assets, end of year (in 000s)	$26,365	$45,425	$83,633	$106,189	$109,423
Ratio of operating expenses before waiver/reimbursement to average net assets	1.07%	1.00%	0.94%	0.93%	0.92%
Ratio of operating expenses after waiver/reimbursement to average net assets	1.00%	1.00%[4]	0.94%	0.93%	0.92%
Ratio of net investment income to average net assets	1.98%	2.34%	2.53%	2.59%	2.44%
Portfolio turnover rate	63%	53%	51%	40%	55%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized loss for the period due to the timing of purchases and redemptions of Portfolio shares in relation to the fluctuating net asset value per share of the Portfolio.
[3]	Amount rounds to less than $0.01 per share.
[4]	Amount of waiver/reimbursement rounds to less than 0.01% per share.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Philadelphia International Small Cap Fund Class IV
			For the
			Period
			May 31,
			2011[2]
			through
	For the Year Ended October 31,		October 31,
	2013[1]	2012[1]	2011[1]

Net asset value, beginning of year	$8.88	$8.32	$10.00

Income from investment operations:
Net investment income	0.26	0.27	0.11
Net realized and unrealized gain (loss) on investments	2.85	0.47	(1.65)

Total from investment operations	3.11	0.74	(1.54)

Distributions to shareholders from:
Net investment income	(0.25)	(0.21)	(0.14)

Total distributions	(0.25)	(0.21)	(0.14)

Purchase Premium	0.03	0.03	—
Redemption Fees	0.00 [3]	—	—
Net asset value, end of year	$11.77	$8.88	$8.32

Total return	35.97%	9.41%	(15.37)%[4]

Ratios to average net assets/ Supplemental data:
Net assets, end of year (in 000s)	$22,049	$6,800	$2,924
Ratio of operating expenses before waiver/reimbursement to average net assets	1.35%	2.75%	4.65%[5]
Ratio of operating expenses after waiver/reimbursement to average net assets	1.10%	1.10%	1.10%[5]
Ratio of net investment income to average net assets	2.55%	3.21%	2.90%[5]
Portfolio turnover rate	103%	85%	28%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	Commencement of operations.
[3]	Amount rounds to less than $0.01 per share.
[4]	Total return calculation is not annualized.
[5]	Annualized.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Philadelphia International Emerging Markets Class IV
			For the
			Period
			June 30,
			2011[2]
			through
	For the Year Ended October 31,		October 31,
	2013	2012[1]	2011[1]

Net asset value, beginning of year	$8.74	$8.45	$10.00

Income from investment operations:
Net investment income	0.22	0.15	0.09
Net realized and unrealized gain (loss) on investments	0.65	0.20	(1.72)

Total from investment operations	0.87	0.35	(1.63)

Distributions to shareholders from:
Net investment income	(0.19)	(0.24)	—
Net realized capital gains	(0.08)	—	—

Total distributions	(0.27)	(0.24)	—

Purchase Premium	0.01	0.18	0.08
Redemption Fees	0.00 [3]	—	—
Net asset value, end of year	$9.35	$8.74	$8.45

Total return	10.49%	6.41%[4]	(15.50)%[5]

Ratios to average net assets/ Supplemental data:
Net assets, end of year (in 000s)	$52,245	$41,272	$2,151
Ratio of operating expenses before waiver/reimbursement to average net assets	1.11%	1.92%	8.12%[6]
Ratio of operating expenses after waiver/reimbursement to average net assets	1.11%	1.25%	1.25%[6]
Ratio of net investment income to average net assets	2.50%	1.71%	2.98%[6]
Portfolio turnover rate	97%	86%	19%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	Commencement of operations.
[3]	Amount rounds to less than $0.01 per share.
[4]	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions as shown in the management discussion and analysis and as otherwise reported to shareholders.
[5]	Total return calculation is not annualized.
[6]	Annualized.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Government Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2013

Face
Amount		Value

AGENCY NOTES* — 56.4%

	Federal Farm Credit Bank — 16.6%
$10,000,000	0.136% due 1/22/14[1]	$10,000,334
10,000,000	0.120% due 2/24/14[1]	10,000,000
10,000,000	0.096% due 3/5/14[1]	10,000,000
10,000,000	0.150% due 3/11/14[1]	10,000,000
6,155,000	0.300% due 3/27/14[1]	6,160,282
10,000,000	0.150% due 4/1/14[1]	9,999,771
10,000,000	0.120% due 6/3/14[1]	10,000,000
10,000,000	0.140% due 7/1/14[1]	9,999,320
7,500,000	0.170% due 7/22/14[1]	7,500,000
10,000,000	0.300% due 8/21/14	10,008,596
10,000,000	0.150% due 8/26/14[1]	10,000,833
12,000,000	0.280% due 10/14/14[1]	12,016,763
10,000,000	0.090% due 10/28/14[1]	9,998,999

		125,684,898

	Federal Home Loan Bank — 16.6%
4,000,000	0.300% due 11/22/13	4,000,152
5,000,000	0.320% due 12/11/13	5,000,533
30,000,000	0.170% due 12/20/13[1]	30,002,037
15,000,000	0.875% due 12/27/13	15,015,894
10,000,000	0.260% due 1/23/14	10,001,421
5,020,000	0.375% due 1/29/14	5,023,131
15,000,000	0.170% due 2/24/14[1]	15,003,832
6,600,000	0.140% due 5/20/14	6,598,835
6,135,000	1.375% due 5/28/14	6,177,552
10,000,000	0.125% due 6/11/14	9,997,123
8,800,000	0.190% due 7/25/14	8,801,160
10,000,000	0.170% due 8/12/14	9,999,821

		125,621,491

	Federal Home Loan Mortgage Corporation — 13.4%
6,480,000	0.380% due 11/18/13[1]	6,480,827
18,400,000	0.375% due 11/27/13	18,402,014
14,062,000	0.625% due 12/23/13	14,071,394
5,000,000	4.500% due 1/15/14	5,044,493
8,000,000	4.500% due 4/2/14	8,142,830
19,766,000	2.500% due 4/23/14	19,984,474
9,266,000	1.000% due 8/20/14	9,327,052
10,000,000	1.000% due 8/27/14	10,069,520
10,100,000	0.380% due 10/7/14[1]	10,127,193

		101,649,797

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Government Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2013

Face
Amount		Value

AGENCY NOTES* — (Continued)

	Federal National Mortgage Association — 9.8%
$14,254,000	2.750% due 2/5/14	$14,349,473
5,000,000	1.250% due 2/27/14	5,017,041
19,400,000	0.256% due 3/4/14[1]	19,407,362
10,000,000	2.500% due 5/15/14	10,124,447
10,000,000	0.360% due 6/23/14[1]	10,014,985
15,000,000	2.625% due 11/20/14	15,385,786

		74,299,094

	TOTAL AGENCY NOTES (Amortized Cost $427,255,280)	427,255,280

REPURCHASE AGREEMENTS* — 43.5%
30,000,000	With RBS Greenwich, Inc., dated 10/31/13, 0.070%, principal and interest in the amount of $30,000,058, due 11/1/13, (collateralized by a U.S. Treasury Note with a par value of $28,477,000, coupon rate of 2.750%, due 11/30/16, market value of $30,612,775)	30,000,000
150,166,592	With Societe Generale, dated 10/31/13, 0.080%, principal and interest in the amount of $150,166,926, due 11/1/13, (collateralized by a U.S. Treasury Note with a par value of $155,120,000, coupon rate of 0.625%, due 9/30/17, market value of $153,170,142)	150,166,592
150,000,000	With UBS AG, dated 10/31/13, 0.070%, principal and interest in the amount of $150,000,292, due 11/1/13, (collateralized by U.S. Treasury Notes with a par value of $145,663,900, coupon rates of 1.875 — 4.750%, due 5/15/14 — 8/15/20, market value of $153,000,395)	150,000,000

	TOTAL REPURCHASE AGREEMENTS (Amortized Cost $330,166,592)	330,166,592

TOTAL INVESTMENTS (Amortized Cost $757,421,872)[2]	99.9%	$757,421,872
OTHER ASSETS IN EXCESS OF LIABILITIES	0.1	634,178

NET ASSETS	100.0%	$758,056,050

*	Percentages indicated are based on net assets.
[1]	Floating Rate Bond. Rate shown is as of October 31, 2013.
[2]	Aggregate cost for federal tax purposes was $757,421,872.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Government Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2013

AGENCY DIVERSIFICATION

On October 31, 2013, agency diversification of the Portfolio was as follows (Unaudited):

	% of
	Net Assets	Value

AGENCIES:
Federal Farm Credit Bank	16.6%	$125,684,898
Federal Home Loan Bank	16.6	125,621,491
Federal Home Loan Mortgage Corporation	13.4	101,649,797
Federal National Mortgage Association	9.8	74,299,094

TOTAL	56.4%	$427,255,280
REPURCHASE AGREEMENTS	43.5	330,166,592

TOTAL INVESTMENTS	99.9%	$757,421,872

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2013

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — 96.8%

	Daily Variable/Floating Rate Notes — 43.0%
$1,700,000	California Pollution Control Financing Authority, Pollution Control Revenue, Refunding, ExxonMobil Corp. Project,
	0.04% due 4/1/17	$1,700,000
1,700,000	California State Communities Development Authority Revenue, Chevron USA Inc. Project,
	0.05% due 5/15/24	1,700,000
5,800,000	California State Municipal Finance Authority Revenue, Chevron USA Inc., Series A,
	0.05% due 11/1/35	5,800,000
1,500,000	California State Pollution Control Financing Authority, Pollution Control Revenue, Chevron USA Inc. Project,
	0.05% due 6/1/25	1,500,000
7,420,000	Charlotte Mecklenburg Hospital Authority, Health Care System Revenue, Carolinas Healthcare, Series C, (LOC: U.S. Bank N.A.),
	0.08% due 1/15/26	7,420,000
11,140,000	Charlotte Mecklenburg Hospital Authority, Health Care System Revenue, Carolinas Healthcare, Series D (LOC: U.S. Bank N.A.),
	0.06% due 1/15/26	11,140,000
4,000,000	Connecticut State Health & Educational Facilities Authority Revenue, Yale University, Series V-2,
	0.05% due 7/1/36	4,000,000
4,150,000	Connecticut State Health & Educational Facilities Authority Revenue, Yale University, Series Y-3,
	0.05% due 7/1/35	4,150,000
630,000	Delaware County, Pennsylvania, Industrial Development Authority, Airport Facilities Revenue, United Parcel Service Project, DATES,
	0.06% due 12/1/15	630,000
1,600,000	East Baton Rouge Parish Industrial Development Board Inc, Revenue Bonds, ExxonMobil Corp. Project,
	0.07% due 8/1/35	1,600,000
2,900,000	East Baton Rouge Parish, Louisiana, Industrial Development Board Revenue, ExxonMobil Corp. Project,
	0.07% due 12/1/51	2,900,000
2,800,000	East Baton Rouge Parish, Louisiana, Pollution Control Revenue, ExxonMobil Corp. Project,
	0.06% due 11/1/19	2,800,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2013

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Daily Variable/Floating Rate Notes — (Continued)

$5,500,000	Geisinger Authority, Pennsylvania, Health System Revenue, Geisinger Health System, Series A, (SPA: Wells Fargo Bank N.A.),
	0.04% due 5/15/35	$5,500,000
6,800,000	Geisinger Authority, Pennsylvania, Health System Revenue, Geisinger Health System, Series C, (SPA: J.P. Morgan Chase),
	0.05% due 6/1/41	6,800,000
	Gulf Coast Waste Disposal Authority, Texas, Pollution Control Revenue, Refunding, ExxonMobil Corp. Project:
3,300,000	0.070% due 6/1/20	3,300,000
1,000,000	0.070% due 10/1/24	1,000,000
1,000,000	Harris County, Texas, Industrial Development Corp., Pollution Control Revenue, ExxonMobil Corp. Project,
	0.07% due 3/1/24	1,000,000
2,600,000	Irvine Ranch, California, Water District, Consolidated Improvement Districts, General Obligation Unlimited, (LOC: Bank of New York Mellon),
	0.05% due 6/1/15	2,600,000
4,205,000	Jackson County, Mississippi, Pollution Control Revenue, Refunding, Chevron USA Inc. Project,
	0.07% due 12/1/16	4,205,000
8,735,000	Jackson County, Mississippi, Port Facilities Revenue, Chevron USA Inc. Project,
	0.05% due 6/1/23	8,735,000
5,800,000	Joliet, Illinois, Regional Port District, Marine Terminal Revenue, ExxonMobil Corp. Project,
	0.07% due 10/1/24	5,800,000
3,200,000	Lincoln County, Wyoming, Pollution Control Revenue, ExxonMobil Corp. Project,
	0.06% due 8/1/15	3,200,000
1,000,000	Lincoln County, Wyoming, Pollution Control Revenue, ExxonMobil Corp. Project, Series A, DATES,
	0.07% due 11/1/14	1,000,000
4,950,000	Lincoln County, Wyoming, Pollution Control Revenue, ExxonMobil Corp. Project, Series C, DATES,
	0.07% due 11/1/14	4,950,000
845,000	Lincoln County, Wyoming, Pollution Control Revenue, ExxonMobil Corp. Project, Series D, DATES,
	0.07% due 11/1/14	845,000
2,025,000	Massachusetts Health and Educational Facilities Authority Revenue, Wellesley College, Series G,
	0.07% due 7/1/39	2,025,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2013

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Daily Variable/Floating Rate Notes — (Continued)

$1,700,000	Massachusetts Health and Educational Facilities Authority Revenue, Wellesley College, Series I,
	0.07% due 7/1/39	$1,700,000
1,350,000	Massachusetts State Health & Educational Facilities Authority Revenue, Harvard University, Series R,
	0.05% due 11/1/49	1,350,000
8,900,000	Massachusetts State Health & Educational Facilities Authority Revenue, Tufts University, Series N-1, (SPA: U.S. Bank N.A.),
	0.07% due 8/15/40	8,900,000
9,935,000	Metropolitan Washington Airports Authority, Airport System, Revenue Bonds, Series D-2, (LOC: TD Bank N.A.),
	0.08% due 10/1/39	9,935,000
3,100,000	Mississippi Business Finance Commission, Mississippi Gulf Opportunity Zone, Chevron USA Inc. Project, Series D,
	0.07% due 12/1/30	3,100,000
2,900,000	Mississippi Business Finance Commission, Mississippi Gulf Opportunity Zone, Chevron USA Inc. Project, Series F,
	0.07% due 11/1/35	2,900,000
9,100,000	Mississippi Business Finance Corp, Mississippi Gulf Opportunity Zone, Chevron USA Inc. Project, Series A,
	0.07% due 12/1/30	9,100,000
1,165,000	Mississippi Business Finance Corp, Mississippi Gulf Opportunity Zone, Chevron USA Inc. Project, Series C,
	0.05% due 12/1/30	1,165,000
1,400,000	Missouri State Health & Educational Facilities Authority, Educational Facilities Revenue, St. Louis University, Series A-1, (LOC: Wells Fargo Bank N.A.),
	0.08% due 10/1/35	1,400,000
5,500,000	Missouri State Health & Educational Facilities Authority, Educational Facilities Revenue, Washington University, Series B, (SPA: U.S. Bank N.A.),
	0.06% due 2/15/33	5,500,000
4,100,000	Missouri State Health & Educational Facilities Authority, Educational Facilities Revenue, Washington University, Series C, (SPA: U.S. Bank N.A.),
	0.05% due 3/1/40	4,100,000
2,150,000	Mobile County, Alabama, Industrial Development Authority, Pollution Control Revenue, ExxonMobil Project,
	0.07% due 7/15/32	2,150,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2013

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Daily Variable/Floating Rate Notes — (Continued)

$10,020,000	New Hampshire Health & Education Facilities Authority Revenue, Dartmouth College, Series A, (SPA: J.P. Morgan Chase),
	0.08% due 6/1/31	$10,020,000
7,300,000	New Hampshire Health & Education Facilities Authority Revenue, Dartmouth College, Series B, (SPA: Bank of New York Mellon),
	0.07% due 6/1/41	7,300,000
7,100,000	New York City, New York, City Transitional Finance Authority Revenue, Future Tax, Series A-4, (SPA: TD Bank N.A.),
	0.05% due 11/1/29	7,100,000
4,755,000	New York City, New York, City Transitional Finance Authority Revenue, NYC Recovery, Series 1, Subseries 1D, (SPA: Landesbank Hessen-Thuerigen),
	0.09% due 11/1/22	4,755,000
805,000	New York City, New York, City Transitional Finance Authority Revenue, NYC Recovery, Series 3, Subseries 3-E, (SPA: Landesbank Baden-Wurttemberg),
	0.10% due 11/1/22	805,000
6,110,000	New York City, New York, City Transitional Finance Authority Revenue, NYC Recovery, Series 3, Subseries 3-F, (SPA: Royal Bank of Canada),
	0.07% due 11/1/22	6,110,000
6,500,000	New York City, New York, General Obligation Unlimited, Subseries I-5, (LOC: Bank of New York Mellon),
	0.07% due 4/1/36	6,500,000
18,300,000	New York City, New York, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution, CC-1, (SPA: Bank of Nova Scotia),
	0.07% due 6/15/38	18,300,000
3,900,000	Philadelphia, Pennsylvania, Hospitals & Higher Education Facilities Authority Revenue, Childrens Hospital Project, Series A, (SPA: Wells Fargo Bank N.A.),
	0.08% due 2/15/21	3,900,000
3,725,000	Philadelphia, Pennsylvania, Hospitals & Higher Education Facilities Authority Revenue, Childrens Hospital Project, Series B, (SPA: J.P. Morgan Chase),
	0.08% due 7/1/25	3,725,000
2,000,000	Port Arthur, Texas, Navigation District Revenue, Refunding, Texaco Inc. Project,
	0.07% due 10/1/24	2,000,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2013

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Daily Variable/Floating Rate Notes — (Continued)

$1,843,000	Texas Water Development Board Revenue, Series A, (SPA: J.P. Morgan Chase),
	0.07% due 7/15/19	$1,843,000
1,600,000	Uinta County, Wyoming, Pollution Control Revenue, Chevron USA Inc. Project,
	0.05% due 8/15/20	1,600,000
5,300,000	University of California Regents Medical Center, Pooled Revenue, Series B-2, (SPA: Wells Fargo Bank N.A.),
	0.05% due 5/15/32	5,300,000
15,400,000	University of Michigan, University Revenue, Series A, (SPA: Wells Fargo Bank N.A.),
	0.05% due 4/1/38	15,400,000
14,110,000	University of North Carolina Hospital, Chapel Hill Revenue, Series A, (SPA: Landesbank Hessen-Thuerigen),
	0.07% due 2/15/31	14,110,000
3,000,000	Valdez City, Alaska, Marine Terminal Revenue Bonds, ExxonMobil Pipeline Co. Project, Series B,
	0.07% due 12/1/33	3,000,000
1,600,000	Valdez, Alaska, Marine Terminal Revenue, ExxonMobil Corp. Project,
	0.07% due 12/1/29	1,600,000
9,000,000	Valdez, Alaska, Marine Terminal Revenue, ExxonMobil Pipeline Co. Project,
	0.07% due 10/1/25	9,000,000
1,625,000	Virginia College Building Authority, Virginia, Educational Facilities Revenue, 21st Century College, Series C, (SPA: Wells Fargo Bank N.A.),
	0.07% due 2/1/26	1,625,000
810,000	Wisconsin State Health & Educational Facilities Authority Revenue, Goodwill Industries of North Central Wisconsin, (LOC: Wells Fargo Bank N.A.),
	0.08% due 11/1/25	810,000

	Total Daily Variable/Floating Rate Notes (Amortized Cost $272,403,000)	272,403,000

	Weekly Variable/Floating Rate Notes — 53.8%
14,000,000	Alaska State International Airports Revenue, Series A, (LOC: State Street Bank & Trust Co.),
	0.08% due 10/1/30	14,000,000
2,025,000	Baltimore, Maryland, Industrial Development Authority, Baltimore Capital Acquisition, (LOC: Bayerische Landesbank),
	0.14% due 8/1/16	2,025,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2013

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Weekly Variable/Floating Rate Notes — (Continued)

$2,100,000	California State Educational Facilities Authority, Revenue Bonds, Stanford University, Series L,
	0.06% due 10/1/22	$2,100,000
9,000,000	California State General Obligation Unlimited Series A-1, (LOC: Royal Bank of Canada),
	0.07% due 5/1/40	9,000,000
15,000,000	California State General Obligation Unlimited, Series B, (LOC: Barclays Bank PLC),
	0.07% due 5/1/40	15,000,000
800,000	Colorado Educational & Cultural Facility Authority Revenue, Boulder Country Day School, (LOC: Wells Fargo Bank N.A.),
	0.18% due 9/1/26	800,000
3,240,000	Colorado Educational and Cultural Facilities Authority Revenue, Nature Conservancy Project A,
	0.09% due 7/1/27	3,240,000
6,320,000	Colorado Housing and Finance Authority, Revenue Bonds, Class I, (SPA: FHLB),
	0.08% due 4/1/20	6,320,000
850,000	Connecticut State General Obligations, Series B, (SPA: Bayerische Landesbank),
	0.06% due 5/15/14	850,000
12,000,000	Connecticut State Health & Educational Facility Authority Revenue, Yale University, Series U2,
	0.06% due 7/1/33	12,000,000
750,000	Englewood, Colorado, Multi-Family Housing Revenue, Refunding, Marks East Apartments, (FHLMC Insured),
	0.09% due 12/1/34	750,000
6,950,000	Englewood, Colorado, Multi-Family Housing Revenue, Refunding, Marks West Apartments, (FHLMC Insured),
	0.08% due 12/1/26	6,950,000
1,070,000	Franklin County, Ohio, Hospital Revenue, US Health Corp. Project, Series B, (LOC: U.S. Bank N.A.),
	0.08% due 12/1/20	1,070,000
8,915,000	Guilford County, North Carolina, General Obligations Unlimited, Series B, (SPA: Branch Banking & Trust),
	0.08% due 4/1/27	8,915,000
5,170,000	JEA, Florida, Electric System Revenue, Series 3-A, (SPA: Royal Bank of Canada),
	0.07% due 10/1/36	5,170,000
12,165,000	Kansas State Department of Transportation, Highway Revenue, Series C-1, (SPA: J.P. Morgan Chase),
	0.08% due 9/1/19	12,165,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2013

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Weekly Variable/Floating Rate Notes — (Continued)

$605,000	Kern Water Bank Authority California Revenue, Series A, (LOC: Wells Fargo Bank N.A.),
	0.05% due 7/1/28	$605,000
6,160,000	Los Angeles, California, Community Redevelopment Agency, Multi-Family Housing Revenue, MET Apartments, (FNMA Insured),
	0.07% due 12/15/24	6,160,000
3,000,000	Loudoun County Industrial Development Authority Revenue, Howard Hughes Medical Institute, Series A,
	0.05% due 2/15/38	3,000,000
	Loudoun County Industrial Development Authority Revenue, Howard Hughes Medical Institute, Series B:
2,000,000	0.050% due 2/15/38	2,000,000
12,000,000	0.070% due 10/1/39	12,000,000
6,000,000	Loudoun County Industrial Development Authority Revenue, Howard Hughes Medical Institute, Series C,
	0.07% due 2/15/38	6,000,000
7,300,000	Massachusetts State Health & Educational Facilities Authority Revenue, Amherst College Project, Series F,
	0.08% due 11/1/26	7,300,000
3,795,000	Massachusetts State Health & Educational Facilities Authority Revenue, Amherst College Project, Series I,
	0.08% due 11/1/28	3,795,000
2,610,000	Massachusetts State Health & Educational Facilities Authority Revenue, Boston University Project, Series H, (LOC: State Street Bank & Trust Co.),
	0.07% due 12/1/29	2,610,000
6,200,000	Massachusetts State Water Resource Authority, General Obligations, Series B, (LOC: Landesbank Hessen-Thuerigen),
	0.11% due 8/1/28	6,200,000
2,350,000	Minneapolis, Minnesota, Multi-Family Housing Revenue, St. Hedwings Assisted Project, (LOC: Wells Fargo Bank N.A.),
	0.18% due 12/1/27	2,350,000
5,000,000	New Hampshire Health & Education Facilities Authority Revenue, Dartmouth College, (SPA: J.P. Morgan Chase),
	0.09% due 6/1/32	5,000,000
2,700,000	New Jersey State Educational Facilities Authority Revenue, Refunding, Institute For Advanced Study, Series B, (SPA: Wells Fargo Bank N.A.),
	0.07% due 7/1/31	2,700,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2013

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Weekly Variable/Floating Rate Notes — (Continued)

$6,200,000	New York City, New York, City Housing Development Corp., Multi-Family Rental Housing Revenue, 90 Washington Street, Series A, (FNMA Insured),
	0.07% due 2/15/35	$6,200,000
5,100,000	New York City, New York, City Housing Development Corp., Multi-Family Rental Housing Revenue, Carnegie Park, Series A, (FNMA Insured),
	0.05% due 11/15/19	5,100,000
4,900,000	New York City, New York, City Transitional Finance Authority Revenue, Future Tax, Series A-1, (SPA: TD Bank N.A.),
	0.07% due 11/15/28	4,900,000
4,000,000	New York State Dormitory Authority Revenue, Columbia, Series B,
	0.07% due 7/1/28	4,000,000
6,300,000	New York State Housing Finance Agency Revenue, North End, Series A, (FNMA Insured),
	0.07% due 11/15/36	6,300,000
	North Carolina Educational Facilities Finance Agency Revenue, Duke University Project, Series A:
3,000,000	0.060% due 12/1/17	3,000,000
8,900,000	0.060% due 6/1/27	8,900,000
4,380,000	North Carolina Educational Facilities Finance Agency Revenue, Duke University Project, Series B,
	0.07% due 12/1/21	4,380,000
6,500,000	Ohio State University General Receipts,
	0.08% due 12/1/21	6,500,000
8,765,000	Ohio State University, Series B,
	0.07% due 12/1/29	8,765,000
7,000,000	Ohio State University, Series E,
	0.07% due 6/1/35	7,000,000
9,380,000	Ohio State, General Obligation Unlimited, Series C,
	0.06% due 6/15/26	9,380,000
6,500,000	Private Colleges & Universities Authority Georgia Revenue, Emory University, Series B-3,
	0.07% due 9/1/35	6,500,000
5,555,000	Private Colleges & Universities Authority Georgia Revenue, Emory University, Series C-1,
	0.08% due 9/1/36	5,555,000
1,900,000	Private Colleges & Universities Authority Georgia Revenue, Emory University, Series C-5,
	0.08% due 9/1/36	1,900,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2013

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Weekly Variable/Floating Rate Notes — (Continued)

$11,750,000	Purdue University, Indiana, Certificate of Participation, Series A,
	0.07% due 7/1/35	$11,750,000
6,275,000	Purdue University, Indiana, University Revenues, Student Facilities System, Series A,
	0.06% due 7/1/33	6,275,000
5,185,000	Purdue University, Indiana, University Revenues, Student Facilities System, Series C,
	0.07% due 7/1/32	5,185,000
10,950,000	Rhode Island Health & Educational Building Corp. Revenue, Higher Education Facilities, Brown, Series A,
	0.05% due 5/1/35	10,950,000
319,000	Roseville, Minnesota, Commercial Development Revenue, Berger Transfers & Storage, Series F, (LOC: Wells Fargo Bank N.A.),
	0.18% due 12/1/15	319,000
12,760,000	South Dakota Housing Development Authority Revenue, Home Ownership Meeting, Series C-2, (SPA: Landesbank Hessen-Thuerigen),
	0.12% due 5/1/32	12,760,000
6,925,000	South Dakota Housing Development Authority, Revenue Bonds, Homeownership, Series D, (SPA: Bank of New York Mellon),
	0.10% due 11/1/31	6,925,000
3,070,000	University of North Carolina, Revenue Bonds, Series B,
	0.06% due 12/1/25	3,070,000
8,770,000	University of North Carolina, Revenue Bonds, Series C,
	0.06% due 12/1/25	8,770,000
	University of Texas, University Revenue, Financing System, Series B:
4,605,000	0.040% due 8/1/16	4,605,000
3,470,000	0.070% due 8/1/33	3,470,000
3,985,000	0.040% due 8/1/34	3,985,000
6,500,000	0.040% due 8/1/39	6,500,000
7,920,000	Washington State, Housing Finance Commission, Single Family Program, (SPA: State Street Bank & Trust Co.),
	0.07% due 6/1/48	7,920,000

	Total Weekly Variable/Floating Rate Notes (Amortized Cost $340,939,000)	340,939,000

	TOTAL VARIABLE/FLOATING RATE NOTES (Amortized Cost $613,342,000)	613,342,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2013

Face
Amount		Value

FIXED RATE NOTES* — 3.2%
$20,000,000	Texas State, TRANS,
	2.00% due 8/28/14	$20,296,825
TOTAL INVESTMENTS (Amortized Cost $633,638,825)[2]	100.0%	$633,638,825
OTHER ASSETS IN EXCESS OF LIABILITIES	0.0	273,144

NET ASSETS	100.0%	$633,911,969

* Percentages indicated are based on net assets.
[1] Demand Security; payable upon demand by the Fund with usually no more than thirty (30) calendar day’s notice. The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the final maturity date.
[2] Aggregate cost for federal tax purposes was $633,638,825.
Abbreviations:
DATES — Daily Adjustable Tax-Exempt Securities
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
LOC — Letter of Credit
SPA — Stand-By Purchase Agreement
TRANS — Tax and Revenue Anticipation Notes

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2013

COUPON TYPE

On October 31, 2013, coupon type of the Portfolio was as follows (Unaudited):

	% of
	Net Assets	Value

COUPON TYPE:
Variable/Floating Rate Notes	96.8%	$613,342,000
Fixed Rate Notes	3.2	20,296,825

TOTAL INVESTMENTS	100.0%	$633,638,825

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2013

Face
Amount		Value

AGENCY NOTES* — 11.2%

	Federal Home Loan Bank — 4.7%
$4,500,000	4.125% due 12/13/19	$5,031,383
12,000,000	5.000% due 11/17/17[1]	13,857,780

		18,889,163

	Federal Home Loan Mortgage Corporation — 5.1%
8,135,000	5.125% due 10/18/16	9,203,882
10,000,000	3.750% due 3/27/19	11,084,520

		20,288,402

	Federal National Mortgage Association — 1.4%
5,000,000	5.000% due 5/11/17	5,705,710

		5,705,710

	TOTAL AGENCY NOTES (Cost $44,553,747)	44,883,275

MORTGAGE-BACKED SECURITIES*,2 — 37.4%

	Federal Home Loan Mortgage Corporation — 9.8%
939	# G00807, 9.500% due 3/1/21	957
640,831	# G12342, 5.500% due 8/1/21	696,254
79,644	# J03604, 5.500% due 10/1/21	83,945
76,867	# J03649, 5.500% due 10/1/21	80,718
256,113	# G12442, 6.000% due 11/1/21	281,267
269,815	# J03536, 5.500% due 11/1/21	293,082
169,640	# G18163, 5.500% due 1/1/22	184,364
697,785	# G13396, 5.500% due 12/1/23	757,622
65,992	# D78677, 8.000% due 3/1/27	69,845
387,476	# C00742, 6.500% due 4/1/29	440,527
158,037	# A57845, 7.000% due 2/1/37	180,733
278,656	# A68937, 6.000% due 11/1/37	303,681
150,489	# A68332, 5.500% due 11/1/37	162,651
729,931	# A70446, 5.000% due 12/1/37	785,749
1,595,751	# A69653, 5.500% due 12/1/37	1,724,718
1,180,831	# A73370, 5.000% due 2/1/38	1,271,129
1,295,940	# A90421, 4.500% due 12/1/39	1,382,365
1,509,259	# A92890, 4.500% due 7/1/40	1,611,365
4,873,252	# A97620, 4.500% due 3/1/41	5,203,418
7,213,372	# Q06558, 3.500% due 2/1/42	7,379,164
5,325,342	# C03770, 3.500% due 2/1/42	5,447,739
3,643,033	# Q07651, 3.500% due 4/1/42	3,727,489
6,894,293	# C03860, 3.500% due 4/1/42	7,052,750

		39,121,532

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2013

Face
Amount		Value

MORTGAGE-BACKED SECURITIES*,2 — (Continued)

	Federal National Mortgage Association — 25.8%
$7,030	# 535729, 6.500% due 2/1/16	$7,271
11,844	# 535962, 6.500% due 5/1/16	12,321
4,846	# 595134, 6.500% due 7/1/16	5,019
21,403	# 596498, 6.000% due 7/1/16	22,212
5,876	# 608777, 6.500% due 10/1/16	6,158
94,991	# 625990, 5.500% due 12/1/16	100,754
7,047	# 643340, 6.500% due 3/1/17	7,262
25,948	# 555016, 6.500% due 10/1/17	27,568
179,819	# 686230, 5.500% due 2/1/18	189,726
237,088	# 254685, 5.000% due 4/1/18	251,849
212,426	# 740449, 5.500% due 9/1/18	224,168
158,084	# 768557, 5.500% due 2/1/19	166,785
103,222	# 255159, 5.500% due 3/1/19	110,786
1,902	# 313796, 9.500% due 2/1/21	1,943
2,654	# 125275, 7.000% due 3/1/24	3,042
20,095	# 313795, 9.500% due 1/1/25	22,213
2,690,590	# AH6827, 4.000% due 3/1/26	2,862,602
1,919,365	# AI1657, 4.000% due 4/1/26	2,037,475
2,953,519	# AB3900, 3.000% due 11/1/26	3,070,560
27,443	# 373328, 8.000% due 3/1/27	27,677
3,234,859	# AK4751, 3.000% due 4/1/27	3,363,266
85,018	# 390895, 8.000% due 6/1/27	97,873
8,488,409	# AO0533, 3.000% due 6/1/27	8,826,795
165,076	# 397602, 8.000% due 8/1/27	189,907
2,464	# 499335, 6.500% due 8/1/29	2,720
12,932	# 252806, 7.500% due 10/1/29	15,527
441	# 523497, 7.500% due 11/1/29	505
2,793	# 588945, 7.000% due 6/1/31	3,149
187,323	# 607862, 7.000% due 9/1/31	215,260
24,254	# 624571, 7.000% due 3/1/32	25,160
22,804	# 656872, 6.500% due 8/1/32	26,518
20,507	# 687575, 7.000% due 2/1/33	20,996
794,750	# 789856, 6.000% due 8/1/34	869,325
252,435	# 820811, 6.000% due 4/1/35	279,917
202,071	# 829202, 5.000% due 7/1/35	219,524
447,249	# 826586, 5.000% due 8/1/35	485,773
59,229	# 867021, 7.000% due 3/1/36	61,427
121,122	# 256216, 7.000% due 4/1/36	134,740
337,981	# 898412, 5.000% due 10/1/36	366,731
214,705	# 910894, 5.000% due 2/1/37	232,952
202,652	# 912456, 6.500% due 3/1/37	224,250
82,536	# 939512, 5.000% due 6/1/37	89,613
235,612	# 959877, 5.000% due 11/1/37	255,651

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2013

Face
Amount		Value

MORTGAGE-BACKED SECURITIES*,2 — (Continued)
	Federal National Mortgage Association — (Continued)

$1,740,534	#973241, 5.000% due 3/1/38	$1,891,318
433,037	# 975593, 5.000% due 6/1/38	470,033
596,525	# 257573, 5.500% due 2/1/39	649,943
1,693,362	# AD7128, 4.500% due 7/1/40	1,813,443
9,784,229	# AH1568, 4.500% due 12/1/40	10,513,336
5,662,956	# AH6991, 4.000% due 1/1/41	5,967,987
4,231,566	# AH4004, 4.500% due 3/1/41	4,535,620
3,414,111	# AH8351, 4.000% due 3/1/41	3,598,806
2,496,600	# AJ1315, 4.000% due 9/1/41	2,635,693
4,642,188	# AB3867, 3.500% due 11/1/41	4,766,065
2,841,637	# AI8779, 4.000% due 11/1/41	2,995,962
4,441,771	# AJ0083, 3.500% due 11/1/41	4,559,308
6,084,518	# AJ5958, 4.000% due 12/1/41	6,415,004
7,759,409	# AK2070, 3.500% due 1/1/42	7,964,271
2,460,736	# AK5070, 3.500% due 3/1/42	2,526,980
7,688,969	# AK5426, 3.500% due 3/1/42	7,892,606
8,480,388	# AB5248, 3.000% due 5/1/42	8,375,526
—	# AP7950, 3.500% due 9/1/42	—

		102,736,871

	Government National Mortgage Association — 1.8%
14,996	# 460389, 7.000% due 5/15/28	15,225
11,684	# 464049, 7.000% due 7/15/28	13,105
41,951	# 476259, 7.000% due 8/15/28	43,834
1,549	# 496632, 7.000% due 12/15/28	1,554
29,961	# 539971, 7.000% due 1/15/31	31,136
12,886	# 485264, 7.500% due 2/15/31	13,332
43,161	# 559304, 7.000% due 9/15/31	48,782
39,783	# 570289, 7.000% due 1/15/32	41,207
580,407	# 652486, 5.500% due 4/15/36	636,954
761,103	# 651859, 5.000% due 6/15/36	833,267
645,618	# 782150, 5.500% due 4/15/37	709,830
330,151	# 608508, 6.000% due 8/15/37	364,352
121,139	# 662521, 6.000% due 8/15/37	133,593
447,796	# 677545, 6.000% due 11/15/37	493,932
406,534	# 676291, 6.000% due 12/15/37	448,389
83,729	# 678831, 5.000% due 1/15/38	91,281

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2013

Face
Amount		Value

MORTGAGE-BACKED SECURITIES*,2 — (Continued)
	Government National Mortgage Association — (Continued)

$554,261	# 685836, 5.500% due 4/15/38	$606,265
1,519,669	# 698235, 5.000% due 6/15/39	1,655,163
1,076,184	# 716655, 5.000% due 8/15/39	1,172,140

		7,353,341

	TOTAL MORTGAGE-BACKED SECURITIES (Cost $147,703,596)	149,211,744

CORPORATE NOTES* — 31.6%
9,050,000	Apple, Inc.,
	1.000% due 5/3/18	8,788,138
10,000,000	Caterpillar Financial Services Corp.,
	7.050% due 10/1/18	12,316,150
5,000,000	General Electric Capital Corp.,
	6.000% due 8/7/19	5,917,470
13,000,000	General Electric Capital Corp.,
	5.300% due 2/11/21	14,477,489
11,000,000	IBM Corp.,
	8.375% due 11/1/19	14,725,304
10,000,000	John Deere Capital Corp.,
	3.900% due 7/12/21	10,582,850
12,372,000	Oracle Corp.,
	5.750% due 4/15/18	14,466,988
11,850,000	PepsiCo, Inc.,
	7.900% due 11/1/18	15,095,040
5,000,000	Toyota Motor Credit Corp.,
	2.050% due 1/12/17	5,129,110
4,000,000	Wachovia Bank NA,
	5.600% due 3/15/16	4,416,728
7,000,000	Wal-Mart Stores, Inc.,
	5.800% due 2/15/18	8,226,274
5,000,000	Wal-Mart Stores, Inc.,
	7.550% due 2/15/30	6,797,885
5,000,000	Wells Fargo & Co.,
	1.250% due 7/20/16	5,029,795

	TOTAL CORPORATE NOTES (Cost $118,696,991)	125,969,221

US TREASURY NOTES/BONDS* — 15.8%
14,175,000	U.S. Treasury Bonds,
	7.500% due 11/15/16	17,106,347
12,100,000	U.S. Treasury Bonds,
	6.125% due 8/15/29	16,633,725

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2013

Face
Amount		Value

US TREASURY NOTES/BONDS* — (Continued)

$5,000,000	U.S. Treasury Bonds,
	3.125% due 11/15/41	$4,560,940
4,000,000	U.S. Treasury Notes,
	3.125% due 10/31/16	4,298,752
12,000,000	U.S. Treasury Notes,
	3.750% due 11/15/18	13,420,308
7,000,000	U.S. Treasury Notes,
	1.375% due 11/30/18	7,013,671

	TOTAL US TREASURY NOTES/BONDS (Cost $62,080,341)	63,033,743

MUNICIPAL BONDS* — 2.1%
6,035,000	Mississippi, General Obligation Unlimited, Series C,
	2.227% due 10/1/17	6,134,879
2,200,000	Houston, TX, General Obligation Limited, Refunding, Series B,
	3.393% due 3/1/23	2,210,978

	TOTAL MUNICIPAL BONDS (Cost $8,235,000)	8,345,857

REPURCHASE AGREEMENTS* — 1.1%
4,200,000	With Societe Generale, dated 10/31/13, 0.080%, principal and interest in the amount of $4,200,009, due 11/1/13, (collateralized by a U.S. Treasury Note with a par value of $4,330,000, coupon rate of 0.625%, due 9/30/17, market value of $4,284,015)	4,200,000
22,086	With State Street Bank and Trust Co., dated 10/31/13, 0.01%, principal and interest in the amount of $22,086, due 11/1/13, (collateralized by a FHLMC security with a par value of $23,457, coupon rate of 3.000%, due 3/15/43, market value of $24,410)	22,086

	TOTAL REPURCHASE AGREEMENTS (Cost $4,222,086)	4,222,086

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2013

Shares		Value

INVESTMENT OF SECURITY LENDING COLLATERAL* — 0.9%
3,735,125	State Street Navigator Securities Lending Prime Portfolio	$3,735,125

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $3,735,125)	3,735,125

TOTAL INVESTMENTS (Cost $389,226,886)[3]	100.1%	$399,401,051
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.1)	(471,014)

NET ASSETS	100.0%	$398,930,037

*	Percentages indicated are based on net assets.
[1]	Securities or partial securities on loan. See Note 1.
[2]	Represents current face amount at October 31, 2013.
[3]	Aggregate cost for federal tax purposes was $389,226,886.
Abbreviations:
FHLMC — Federal Home Loan Mortgage Corporation

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2013

SECTOR DIVERSIFICATION

On October 31, 2013, sector diversification of the Portfolio was as follows (Unaudited):

	% of
	Net Assets	Value

SECTOR:
Corporate	31.6%	$125,969,221
Federal National Mortgage Association	27.2	108,442,581
US Treasury Notes/Bonds	15.8	63,033,743
Federal Home Loan Mortgage Corporation	14.9	59,409,934
Federal Home Loan Bank	4.7	18,889,163
Municipal Bonds	2.1	8,345,857
Government National Mortgage Association	1.8	7,353,341

TOTAL	98.1%	$391,443,840
REPURCHASE AGREEMENTS	1.1	4,222,086
INVESTMENTS OF SECURITY LENDING COLLATERAL	0.9	3,735,125

TOTAL INVESTMENTS	100.1%	$399,401,051

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2013

Shares		Value

COMMON STOCKS* — 99.9%

	Aerospace & Defense — 3.1%
34,040	Honeywell International, Inc.	$2,952,289
32,200	Raytheon Co.	2,652,315

		5,604,604

	Capital Markets — 5.3%
12,458	BlackRock, Inc.	3,747,491
73,560	Franklin Resources, Inc.	3,961,942
33,000	Northern Trust Corp.	1,861,860

		9,571,293

	Chemicals — 2.3%
39,410	Monsanto Co.	4,133,321

	Commercial Banks — 5.7%
52,400	PNC Financial Services Group, Inc.	3,852,972
147,975	Wells Fargo & Co.	6,317,053

		10,170,025

	Communications Equipment — 2.4%
61,340	Qualcomm, Inc.	4,261,290

	Computers & Peripherals — 5.9%
15,210	Apple, Inc.	7,944,943
67,000	NetApp, Inc.	2,600,270

		10,545,213

	Consumer Finance — 3.5%
36,170	American Express Co.	2,958,706
63,000	Discover Financial Services	3,268,440

		6,227,146

	Diversified Financial Services — 2.9%
100,100	JPMorgan Chase & Co.	5,159,154

	Electrical Equipment — 1.6%
26,280	Hubbell, Inc. — Class B	2,826,151

	Electronic Equipment, Instruments & Components — 1.3%
28,265	Amphenol Corp. — Class A	2,269,397

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2013

Shares		Value

COMMON STOCKS* — (Continued)

	Energy Equipment & Services — 5.0%
40,385	National Oilwell Varco, Inc.	$3,278,454
60,770	Schlumberger, Ltd.	5,695,365

		8,973,819

	Food & Staples Retailing — 2.4%
56,775	Wal-Mart Stores, Inc.	4,357,481

	Food Products — 1.2%
34,170	Kellogg Co.	2,161,253

	Health Care Equipment & Supplies — 5.1%
43,895	Baxter International, Inc.	2,891,364
30,250	CR Bard, Inc.	4,120,655
38,350	Medtronic, Inc.	2,201,290

		9,213,309

	Hotels, Restaurants & Leisure — 1.9%
50,360	Yum! Brands, Inc.	3,405,343

	Household Products — 1.3%
35,750	Colgate-Palmolive Co.	2,314,098

	Industrial Conglomerates — 2.1%
30,300	3M Co.	3,813,255

	Insurance — 1.9%
36,650	ACE, Ltd.	3,497,876

	Internet & Catalog Retail — 1.9%
3,270	Priceline.com, Inc.[1]	3,446,024

	IT Services — 2.7%
49,290	Accenture PLC — Class A	3,622,815
14,030	Cognizant Technology Solutions Corp. — Class A1	1,219,628

		4,842,443

	Machinery — 3.8%
42,500	Danaher Corp.	3,063,825
31,925	Parker Hannifin Corp.	3,726,286

		6,790,111

	Media — 1.4%
30,900	Scripps Networks Interactive, Inc. — Class A	2,487,450

	Multi-line Retail — 3.4%
71,440	Dollar Tree, Inc.[1]	4,172,096
32,860	Nordstrom, Inc.	1,987,044

		6,159,140

	Oil, Gas & Consumable Fuels — 3.8%
57,790	Chevron Corp.	6,932,488

	Pharmaceuticals — 9.6%
91,950	Abbott Laboratories	3,360,772
22,250	Allergan, Inc.	2,016,072
62,880	AstraZeneca PLC, Sponsored ADR	3,323,837
58,360	Johnson & Johnson	5,404,720
46,500	Roche Holding AG, Sponsored ADR	3,224,310

		17,329,711

	Semiconductors & Semiconductor Equipment — 1.4%
54,520	Avago Technologies, Ltd.	2,476,844

	Software — 5.9%
157,639	Microsoft Corp.	5,572,539
149,755	Oracle Corp.	5,016,792

		10,589,331

	Specialty Retail — 7.0%
21,985	Advance Auto Parts, Inc.	2,180,472
35,685	Bed Bath & Beyond, Inc.[1,2]	2,759,164
48,415	Home Depot, Inc.	3,771,044
50,430	Ross Stores, Inc.	3,900,761

		12,611,441

	Tobacco — 2.6%
52,645	Philip Morris International, Inc.	4,691,722

	Trading Companies & Distributors — 1.5%
9,750	WW Grainger, Inc.	2,622,457

	TOTAL COMMON STOCKS (Cost $122,807,018)	179,483,190

Face
Amount

REPURCHASE AGREEMENT* — 0.3%
$563,080	With State Street Bank and Trust Co., dated 10/31/13, 0.01%, principal and interest in the amount of $563,080, due 11/1/13, (collateralized by a FNMA security with a par value of $563,015, coupon rate of 3.042%, due 1/1/42, market value of $577,901)	563,080

	TOTAL REPURCHASE AGREEMENT (Cost $563,080)	563,080

Shares

INVESTMENT OF SECURITY LENDING COLLATERAL* — 0.7%
1,323,250	State Street Navigator Securities Lending Prime Portfolio	1,323,250

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $1,323,250)	1,323,250

TOTAL INVESTMENTS (Cost $124,693,348)[3]	100.9%	$181,369,520
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.9)	(1,685,719)

NET ASSETS	100.0%	$179,683,801

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purposes was $124,723,084.
Abbreviations:
ADR — American Depositary Receipt
FNMA — Federal National Mortgage Association

INDUSTRY DIVERSIFICATION

On October 31, 2013, industry diversification of the Portfolio was as follows (Unaudited):

	% of
	Net Assets	Value

INDUSTRIES:
Pharmaceuticals	9.6%	$17,329,711
Specialty Retail	7.0	12,611,441
Software	5.9	10,589,331
Computers & Peripherals	5.9	10,545,213
Commercial Banks	5.7	10,170,025
Capital Markets	5.3	9,571,293
Health Care Equipment & Supplies	5.1	9,213,309
Energy Equipment & Services	5.0	8,973,819
Oil, Gas & Consumable Fuels	3.8	6,932,488
Machinery	3.8	6,790,111
Consumer Finance	3.5	6,227,146
Multi-line Retail	3.4	6,159,140
Aerospace & Defense	3.1	5,604,604
Diversified Financial Services	2.9	5,159,154
IT Services	2.7	4,842,443
Tobacco	2.6	4,691,722
Food & Staples Retailing	2.4	4,357,481
Communications Equipment	2.4	4,261,290
Chemicals	2.3	4,133,321
Industrial Conglomerates	2.1	3,813,255
Insurance	1.9	3,497,876
Internet & Catalog Retail	1.9	3,446,024
Hotels, Restaurants & Leisure	1.9	3,405,343
Electrical Equipment	1.6	2,826,151
Trading Companies & Distributors	1.5	2,622,457
Media	1.4	2,487,450
Semiconductors & Semiconductor Equipment	1.4	2,476,844
Household Products	1.3	2,314,098
Electronic Equipment, Instruments & Components	1.3	2,269,397
Food Products	1.2	2,161,253

TOTAL COMMON STOCKS	99.9%	$179,483,190
REPURCHASE AGREEMENTS	0.3	563,080
INVESTMENTS OF SECURITY LENDING COLLATERAL	0.7	1,323,250

TOTAL INVESTMENTS	100.9%	$181,369,520

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2013

Shares		Value

COMMON STOCKS* — 98.4%

	Aerospace & Defense — 3.0%
429,262	Orbital Sciences Corp.[1]	$9,903,074
195,915	Triumph Group, Inc.	14,037,310

		23,940,384

	Airlines — 2.0%
187,553	Spirit Airlines, Inc.[1]	8,092,912
363,558	US Airways Group, Inc.[1]	7,987,369

		16,080,281

	Apparel Retailers — 1.0%
92,383	DSW, Inc. — Class A	8,099,218

	Automotive — 6.5%
484,213	American Axle & Manufacturing Holdings, Inc.[1]	9,011,204
114,682	Lithia Motors, Inc. — Class A	7,207,764
255,646	Sonic Automotive, Inc. — Class A	5,695,793
192,331	Tenneco Automotive, Inc.[1]	10,207,006
202,287	Thor Industries, Inc.	11,734,669
682,916	Wabash National Corp.[1]	7,962,800

		51,819,236

	Banking — 9.6%
148,927	Chemical Financial Corp.	4,362,072
86,808	Community Trust Bancorp, Inc.	3,697,153
400,989	FirstMerit Corp.	9,006,213
229,365	Home BancShares, Inc.	7,770,886
181,581	Lakeland Financial Corp.	6,462,468
122,248	Prosperity Bancshares, Inc.	7,634,387
253,654	Sterling Financial Corp.	7,345,820
180,784	Union First Market Bankshares Corp.	4,360,510
189,544	WesBanco, Inc.	5,572,594
526,822	Western Alliance Bancorp[1]	11,142,285
196,314	Wintrust Financial Corp.	8,541,622

		75,896,010

	Chemicals — 1.0%
222,994	LSB Industries, Inc.[1]	8,188,340

	Commercial Services — 5.4%
281,927	Cardtronics, Inc.[1]	11,065,635
82,279	Grand Canyon Education, Inc.[1]	3,889,328
257,238	MAXIMUS, Inc.	12,463,181
272,769	Myriad Genetics, Inc.[1,2]	6,650,108
191,137	TAL International Group, Inc.	9,233,829

		43,302,081

	Computer Software & Processing — 5.8%
288,697	Blucora, Inc.[1]	6,821,910
213,436	iGATE Corp.[1]	6,795,803
503,327	MedAssets, Inc.[1]	11,591,621
234,940	Mentor Graphics Corp.	5,187,475
471,073	Sapient Corp.[1]	7,447,664
316,172	Unisys Corp.[1]	8,331,132

		46,175,605

	Computers & Information — 2.0%
291,882	Electronics for Imaging, Inc.[1]	10,014,471
199,100	NETGEAR, Inc.[1]	5,726,116

		15,740,587

	Electric Utilities — 0.7%
120,257	UNS Energy Corp.	5,950,316

	Electrical Equipment — 4.8%
176,006	AZZ, Inc.	7,902,669
175,608	EnerSys	11,651,591
118,443	Littelfuse, Inc.	10,071,208
141,760	Moog, Inc. — Class A1	8,467,325

		38,092,793

	Electronics — 4.8%
338,870	Cirrus Logic, Inc.[1]	7,600,854
358,780	Finisar Corp.[1]	8,255,528
344,046	Integrated Silicon Solution, Inc.[1]	3,708,816
115,876	Measurement Specialties, Inc.[1]	6,457,770
338,472	Microsemi Corp.[1]	8,505,801
477,281	Pericom Semiconductor Corp.[1]	3,856,430

		38,385,199

	Entertainment & Leisure — 2.1%
285,511	Carmike Cinemas, Inc.[1]	6,535,347
317,366	Cinemark Holdings, Inc.	10,412,778

		16,948,125

	Financial Services — 2.8%
972,011	Newcastle Investment Corp.	5,579,343
315,376	PennyMac Mortgage Investment Trust	7,275,724
361,965	Sabra Health Care, Inc.	9,736,859

		22,591,926

	Forest Products & Paper — 1.8%
1,092,268	Graphic Packaging Holding Co.[1]	9,175,051
99,152	KapStone Paper and Packaging Corp.	5,151,938

		14,326,989

	Health Care Providers — 3.1%
283,520	Bio-Reference Labs, Inc.[1,2]	9,188,883
55,867	Mednax, Inc.[1]	6,090,620
321,748	VCA Antech, Inc.[1]	9,153,731

		24,433,234

	Heavy Construction — 1.6%
161,271	MYR Group, Inc.[1]	4,265,618
332,101	Primoris Services Corp.	8,647,910

		12,913,528

	Heavy Machinery — 2.9%
719,153	Entegris, Inc.[1]	7,443,234
271,175	Matrix Service Co.[1]	5,637,728
275,158	Terex Corp.[1]	9,616,772

		22,697,734

	Industrial — 1.1%
132,602	Crane Co.	8,420,227

	Insurance — 7.1%
508,902	American Equity Investment Life Holding Co.	10,605,518
243,700	Amtrust Financial Services, Inc.	9,348,332
161,670	Centene Corp.[1]	9,079,387
595,710	CNO Financial Group, Inc.	9,281,162
248,876	Protective Life Corp.	11,468,206
370,327	RPX Corp.[1]	6,614,040

		56,396,645

	Lodging — 1.2%
400,592	Chesapeake Lodging Trust	9,441,954

	Media — Broadcasting & Publishing — 1.2%
285,910	Sinclair Broadcast Group, Inc. — Class A	9,166,275

	Medical Supplies — 4.3%
152,114	Cyberonics, Inc.[1]	8,786,105
269,981	Hanger Orthopedic Group, Inc.[1]	9,908,303
46,902	ICU Medical, Inc.[1,2]	2,898,544
381,080	Rudolph Technologies, Inc.[1]	4,039,448
191,087	Thoratec Corp.[1]	8,253,047

		33,885,447

	Oil & Gas — 5.4%
210,649	Atwood Oceanics, Inc.[1]	11,191,781
269,184	EPL Oil & Gas, Inc.[1]	8,581,586
183,571	Rosetta Resources, Inc.[1]	11,003,246
342,454	Stone Energy Corp.[1]	11,937,947

		42,714,560

	Pharmaceuticals — 2.9%
258,433	Alere, Inc.[1]	8,716,945
382,274	Auxilium Pharmaceuticals, Inc.[1]	6,578,936
131,805	Questcor Pharmaceuticals, Inc.	8,088,873

		23,384,754

	Real Estate — 1.3%
595,710	Hilltop Holdings, Inc.[1]	10,329,611

	Real Estate Investment Trusts — 2.8%
555,094	Ashford Hospitality Trust, Inc.	7,249,528
527,220	Brandywine Realty Trust	7,502,341
451,959	Ramco-Gershenson Properties	7,348,853

		22,100,722

	Restaurants — 2.3%
56,701	Buffalo Wild Wings, Inc.[1]	8,084,428
368,735	Texas Roadhouse, Inc.	10,110,714

		18,195,142

	Technology — 0.8%
113,089	MICROS Systems, Inc.[1,2]	6,135,078

	Telecommunications — 2.8%
195,915	j2 Global, Inc.	10,771,407
350,417	MasTec, Inc.[1]	11,202,831

		21,974,238

	Textiles, Clothing & Fabrics — 1.2%
254,849	Steven Madden, Ltd.[1]	9,347,861

	Transportation — 3.1%
177,997	Arctic Cat, Inc.	9,327,043
261,619	Celadon Group, Inc.	4,850,416
480,232	Swift Transportation Co.[1,2]	10,464,255

		24,641,714

	TOTAL COMMON STOCKS (Cost $595,922,408)	781,715,814

Face
Amount

REPURCHASE AGREEMENT* — 4.1%
$32,795,413	With State Street Bank and Trust Co., dated 10/31/13, 0.01%, principal and interest in the amount of $32,795,422, due 11/1/13, (collateralized by FNMA securities with a total par value of $32,525,760, coupon rates from 3.042% to 3.500%, due dates from 1/1/42 to 2/25/42, and a total market value of $33,453,979)	32,795,413

	TOTAL REPURCHASE AGREEMENT (Cost $32,795,413)	32,795,413

Shares

INVESTMENT OF SECURITY LENDING COLLATERAL* — 3.1%
24,292,798	State Street Navigator Securities Lending Prime Portfolio	24,292,798

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $24,292,798)	24,292,798

TOTAL INVESTMENTS (Cost $653,010,619)[3]	105.6%	$838,804,025
LIABILITIES IN EXCESS OF OTHER ASSETS	(5.6)	(44,789,755)

NET ASSETS	100.0%	$794,014,270

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purposes was $653,152,978.
Abbreviations:
FNMA — Federal National Mortgage Association

INDUSTRY DIVERSIFICATION

On October 31, 2013, industry diversification of the Portfolio was as follows (Unaudited):

	% of
	Net Assets	Value

INDUSTRIES:
Banking	9.6%	$75,896,010
Insurance	7.1	56,396,645
Automotive	6.5	51,819,236
Computer Software & Processing	5.8	46,175,605
Commercial Services	5.4	43,302,081
Oil & Gas	5.4	42,714,560
Electronics	4.8	38,385,199
Electrical Equipment	4.8	38,092,793
Medical Supplies	4.3	33,885,447
Transportation	3.1	24,641,714
Health Care Providers	3.1	24,433,234
Aerospace & Defense	3.0	23,940,384
Pharmaceuticals	2.9	23,384,754
Heavy Machinery	2.9	22,697,734
Financial Services	2.8	22,591,926
Real Estate Investment Trusts	2.8	22,100,722
Telecommunications	2.8	21,974,238
Restaurants	2.3	18,195,142
Entertainment & Leisure	2.1	16,948,125
Airlines	2.0	16,080,281
Computers & Information	2.0	15,740,587
Forest Products & Paper	1.8	14,326,989
Heavy Construction	1.6	12,913,528
Real Estate	1.3	10,329,611
Lodging	1.2	9,441,954
Textiles, Clothing & Fabrics	1.2	9,347,861
Media — Broadcasting & Publishing	1.2	9,166,275
Industrial	1.1	8,420,227
Chemicals	1.0	8,188,340
Apparel Retailers	1.0	8,099,218
Technology	0.8	6,135,078
Electric Utilities	0.7	5,950,316

TOTAL COMMON STOCKS	98.4%	$781,715,814
REPURCHASE AGREEMENTS	4.1	32,795,413
INVESTMENTS OF SECURITY LENDING COLLATERAL	3.1	24,292,798

TOTAL INVESTMENTS	105.6%	$838,804,025

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2013

Shares	Value

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2013

Face
Amount	Value

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2013

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2013

Shares	Value

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2013

Shares	Value

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2013

Shares	Value

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2013

Shares	Value

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2013

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2013

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2013

Shares		Value

COMMON STOCKS* — 99.8%

	Aerospace & Defense — 1.8%
21,635	BE Aerospace, Inc.[1,2]	$1,755,897

	Automotive — 3.2%
15,410	BorgWarner, Inc.	1,589,233
84,545	Ford Motor Co.	1,446,565

		3,035,798

	Banking — 7.9%
27,820	CIT Group, Inc.[1]	1,339,811
57,460	Citigroup, Inc.	2,802,899
32,065	Discover Financial Services	1,663,532
25,675	State Street Corp.	1,799,047

		7,605,289

	Beverages, Food & Tobacco — 4.3%
18,125	Constellation Brands, Inc.[1]	1,183,563
12,995	JM Smucker Co. (The)	1,445,174
29,630	Reynolds American, Inc.	1,522,093

		4,150,830

	Chemicals — 1.3%
16,525	LyondellBasell Industries N.V. — Class A	1,232,765

	Communications — 2.9%
36,105	NetApp, Inc.	1,401,235
19,355	Qualcomm, Inc.	1,344,592

		2,745,827

	Computer Software & Processing — 4.7%
36,000	Fidelity National Information Services, Inc.	1,755,000
36,930	NCR Corp.[1]	1,349,791
39,515	Synopsys, Inc.[1,2]	1,440,322

		4,545,113

	Computers & Information — 1.9%
25,555	SanDisk Corp.	1,776,072

	Electronic Technology — 1.7%
30,495	Lam Research Corp.[1]	1,653,744

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2013

Shares		Value

COMMON STOCKS* — (Continued)

	Electronics — 2.9%
35,690	Avnet, Inc.	$1,416,893
25,725	TE Connectivity, Ltd.	1,324,580

		2,741,473

	Entertainment & Leisure — 2.4%
33,340	Time Warner, Inc.	2,291,792

	Financial Services — 6.5%
16,580	Ameriprise Financial, Inc.	1,666,953
211,490	Bank of America Corp.	2,952,401
24,130	Ventas, Inc.	1,574,241

		6,193,595

	Food Retailers — 1.9%
43,555	Kroger Co. (The)	1,865,896

	Forest Products & Paper — 1.3%
11,865	Rock-Tenn Co. — Class A	1,269,674

	Heavy Machinery — 4.4%
23,565	AGCO Corp.	1,375,725
14,465	Dover Corp.	1,327,742
23,020	Pentair, Ltd.	1,544,412

		4,247,879

	Home Construction, Furnishings & Appliances — 1.9%
12,165	Whirlpool Corp.	1,776,212

	Household Products — 2.7%
14,760	Snap-On, Inc.	1,536,073
12,930	Stanley Black & Decker, Inc.	1,022,634

		2,558,707

	Insurance — 17.8%
23,560	Aetna, Inc.	1,477,212
31,355	Allstate Corp. (The)	1,663,696
45,805	American International Group, Inc.	2,365,828
31,830	Axis Capital Holdings Ltd.	1,509,379
19,420	Chubb Corp. (The)	1,788,194
22,430	CIGNA Corp.	1,726,661
31,270	Lincoln National Corp.	1,419,971

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2013

Shares		Value

COMMON STOCKS* — (Continued)
	Insurance — (Continued)

37,205	Principal Financial Group, Inc.	$1,765,749
20,745	Prudential Financial, Inc.	1,688,436
18,490	Travelers Cos., Inc. (The)	1,595,687

		17,000,813

	Media — Broadcasting & Publishing — 1.7%
33,985	Comcast Corp. — Class A	1,617,006

	Medical Supplies — 1.7%
25,050	Covidien PLC	1,605,955

	Oil & Gas — 12.2%
76,300	Chesapeake Energy Corp.	2,133,348
25,515	ConocoPhillips	1,870,249
28,750	Devon Energy Corp.	1,817,575
28,825	Halliburton Co.	1,528,590
15,215	Murphy Oil Corp.	917,769
35,420	Noble Corp.	1,335,334
27,740	Noble Energy, Inc.	2,078,558

		11,681,423

	Pharmaceuticals — 5.8%
10,725	Actavis PLC[1]	1,657,871
13,145	McKesson Corp.	2,055,089
47,485	Mylan, Inc.[1]	1,798,257

		5,511,217

	Producer Manufacturing — 1.6%
33,470	Johnson Controls, Inc.	1,544,640

	Retailers — 3.6%
33,130	CVS Caremark Corp.	2,062,674
22,270	Express Scripts Holding Co.[1]	1,392,320

		3,454,994

	Textiles, Clothing & Fabrics — 1.7%
12,585	Mohawk Industries, Inc.[1]	1,666,506

	TOTAL COMMON STOCKS (Cost $80,324,114)	95,529,117

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2013

Face
Amount		Value

REPURCHASE AGREEMENT* — 0.3%
$285,849	With State Street Bank and Trust Co., dated 10/31/13, 0.01%, principal and interest in the amount of $285,849, due 11/1/13, (collateralized by a FNMA security with a par value of $284,273, coupon rate of 3.500%, due 2/25/42, market value of $295,897)	$285,849

	TOTAL REPURCHASE AGREEMENT (Cost $285,849)	285,849

Shares

INVESTMENT OF SECURITY LENDING COLLATERAL* — 2.2%
2,139,493	State Street Navigator Securities Lending Prime Portfolio	2,139,493

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $2,139,493)	2,139,493

TOTAL INVESTMENTS (Cost $82,749,456)[3]	102.3%	$97,954,459
LIABILITIES IN EXCESS OF OTHER ASSETS	(2.3)	(2,206,056)

NET ASSETS	100.0%	$95,748,403

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purposes was $82,816,388.
Abbreviations:
FNMA — Federal National Mortgage Association

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2013

INDUSTRY DIVERSIFICATION

On October 31, 2013, industry diversification of the Portfolio was as follows (Unaudited):

	% of
	Net Assets	Value

INDUSTRIES:
Insurance	17.8%	$17,000,813
Oil & Gas	12.2	11,681,423
Banking	7.9	7,605,289
Financial Services	6.5	6,193,595
Pharmaceuticals	5.8	5,511,217
Computer Software & Processing	4.7	4,545,113
Heavy Machinery	4.4	4,247,879
Beverages, Food & Tobacco	4.3	4,150,830
Retailers	3.6	3,454,994
Automotive	3.2	3,035,798
Communications	2.9	2,745,827
Electronics	2.9	2,741,473
Household Products	2.7	2,558,707
Entertainment & Leisure	2.4	2,291,792
Food Retailers	1.9	1,865,896
Home Construction, Furnishings & Appliances	1.9	1,776,212
Computers & Information	1.9	1,776,072
Aerospace & Defense	1.8	1,755,897
Textiles, Clothing & Fabrics	1.7	1,666,506
Electronic Technology	1.7	1,653,744
Media — Broadcasting & Publishing	1.7	1,617,006
Medical Supplies	1.7	1,605,955
Producer Manufacturing	1.6	1,544,640
Forest Products & Paper	1.3	1,269,674
Chemicals	1.3	1,232,765

TOTAL COMMON STOCKS	99.8%	$95,529,117
REPURCHASE AGREEMENTS	0.3	285,849
INVESTMENTS OF SECURITY LENDING COLLATERAL	2.2	2,139,493

TOTAL INVESTMENTS	102.3%	$97,954,459

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2013

Shares		Value

COMMON STOCKS* — 99.6%

	Aerospace & Defense — 1.3%
27,762	Taser International, Inc.[1,2]	$493,331

	Auto Components — 2.1%
10,991	Standard Motor Products, Inc.	397,435
7,473	Tenneco Automotive, Inc.[1,2]	396,592

		794,027

	Biotechnology — 1.7%
81,647	Novavax, Inc.[1]	253,106
34,468	Progenics Pharmaceuticals, Inc.[1,2]	125,463
28,986	Sangamo Biosciences, Inc.[1]	271,599

		650,168

	Building Products — 0.4%
14,603	PGT, Inc.[1]	152,601

	Capital Markets — 1.0%
21,915	FXCM, Inc.	359,187

	Chemicals — 0.7%
11,991	Olin Corp.	269,917

	Commercial Banks — 6.6%
28,930	First Midwest Bancorp, Inc.	481,106
21,692	Hanmi Financial Corp.	379,176
13,053	MB Financial, Inc.	387,674
18,559	PrivateBancorp, Inc.	452,097
27,845	Susquehanna Bancshares, Inc.	328,154
52,508	Wilshire Bancorp, Inc.	444,743

		2,472,950

	Commercial Services & Supplies — 2.1%
12,691	Brink’s Co. (The)	398,498
10,990	Geo Group, Inc. (The)	387,617

		786,115

	Communications Equipment — 4.2%
10,971	Dycom Industries, Inc.[1]	325,290
9,678	InterDigital, Inc.	375,023
16,220	MasTec, Inc.[1,2]	518,553
8,113	Plantronics, Inc.	348,372

		1,567,238

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2013

Shares		Value

COMMON STOCKS* — (Continued)

	Computers & Peripherals — 1.9%
20,655	Datalink Corp.[1,2]	$212,127
14,044	Electronics for Imaging, Inc.[1]	481,850

		693,977

	Containers & Packaging — 1.8%
21,718	Graphic Packaging Holding Co.[1]	182,431
26,867	Myers Industries, Inc.	478,770

		661,201

	Diversified Consumer Services — 3.0%
9,433	Capella Education Co.[1,2]	574,658
7,066	Grand Canyon Education, Inc.[1,2]	334,010
11,480	K12, Inc.[1]	209,855

		1,118,523

	Electrical Equipment — 1.4%
7,971	EnerSys	528,876

	Electronic Equipment, Instruments & Components — 2.8%
3,225	Anixter International, Inc.[1]	275,705
15,428	Rofin-Sinar Technologies, Inc.[1,2]	404,985
40,907	TTM Technologies, Inc.[1]	357,937

		1,038,627

	Energy Equipment & Services — 2.1%
13,009	Exterran Holdings, Inc.[1,2]	371,407
31,475	Newpark Resources, Inc.[1,2]	401,306

		772,713

	Food & Staples Retailing — 0.5%
21,212	Roundy’s, Inc.	197,272

	Food Products — 3.4%
17,732	Darling International, Inc.[1,2]	412,624
2,950	Hain Celestial Group, Inc.[1,2]	245,528
17,989	Pilgrim’s Pride Corp.[1]	254,904
5,796	Sanderson Farms, Inc.	366,365

		1,279,421

	Health Care Equipment & Supplies — 6.9%
22,461	ABIOMED, Inc.[1,2]	538,615
10,999	Align Technology, Inc.[1,2]	627,603
25,785	Natus Medical, Inc.[1]	508,738

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2013

Shares		Value

COMMON STOCKS* — (Continued)
	Health Care Equipment & Supplies — (Continued)

8,375	STERIS Corp.	$378,466
14,456	SurModics, Inc.[1,2]	340,872
4,783	Thoratec Corp.[1]	206,578

		2,600,872

	Health Care Providers & Services — 1.8%
10,790	Bio-Reference Labs, Inc.[1,2]	349,704
9,100	Hanger Orthopedic Group, Inc.[1,2]	333,970

		683,674

	Health Care Technology — 1.0%
16,568	Omnicell, Inc.[1]	382,224

	Hotels, Restaurants & Leisure — 1.3%
3,776	CEC Entertainment, Inc.	175,017
26,257	Ruth’s Hospitality Group, Inc.	320,073

		495,090

	Household Durables — 2.3%
4,297	Helen of Troy, Ltd.[1,2]	200,756
6,811	iRobot Corp.[1,2]	230,688
17,911	La-Z-Boy, Inc.	413,386

		844,830

	Insurance — 1.0%
12,395	Employers Holdings, Inc.	372,718

	Internet Software & Services — 2.4%
26,604	Dice Holdings, Inc.[1,2]	196,338
4,765	OpenTable, Inc.[1,2]	331,072
8,094	Stamps.com, Inc.[1]	367,791

		895,201

	IT Services — 4.2%
16,253	CSG Systems International, Inc.	452,809
11,027	Heartland Payment Systems, Inc.	446,042
30,316	Sapient Corp.[1]	479,296
7,186	TeleTech Holdings, Inc.[1]	190,213

		1,568,360

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2013

Shares		Value

COMMON STOCKS* — (Continued)

	Leisure Equipment & Products — 2.9%
37,027	LeapFrog Enterprises, Inc.[1,2]	$316,951
32,026	Smith & Wesson Holding Corp.[1,2]	345,240
6,521	Sturm Ruger & Co., Inc.	426,539

		1,088,730

	Life Sciences Tools & Services — 2.4%
19,456	AMAG Pharmaceuticals, Inc.[1,2]	524,923
8,341	Parexel International Corp.[1,2]	381,267

		906,190

	Machinery — 3.1%
12,684	Altra Holdings, Inc.	385,213
16,011	John Bean Technologies Corp.	435,179
5,838	Standex International Corp.	359,095

		1,179,487

	Marine — 0.7%
10,305	Matson, Inc.	279,162

	Metals & Mining — 0.8%
7,628	Worthington Industries, Inc.	309,239

	Oil, Gas & Consumable Fuels — 2.0%
8,312	CVR Energy, Inc.	330,153
16,879	Delek US Holdings, Inc.	431,258

		761,411

	Paper & Forest Products — 1.9%
21,249	Louisiana-Pacific Corp.[1]	361,445
13,184	PH Glatfelter Co.	345,421

		706,866

	Pharmaceuticals — 2.0%
19,679	Impax Laboratories, Inc.[1,2]	398,696
10,326	Medicines Co. (The)[1]	350,258

		748,954

	Professional Services — 2.6%
10,162	Insperity, Inc.	392,965
16,971	On Assignment, Inc.[1]	573,450

		966,415

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2013

Shares		Value

COMMON STOCKS* — (Continued)

	Real Estate Investment Trusts — 7.0%
23,988	Associated Estates Realty Corp.	$367,976
11,160	Coresite Realty Corp.	362,030
14,973	DuPont Fabros Technology, Inc.	372,079
10,079	Highwoods Properties, Inc.	389,050
11,945	Omega Healthcare Investors, Inc.	397,052
9,142	Potlatch Corp.	373,268
42,093	Strategic Hotels & Resorts, Inc.[1]	366,209

		2,627,664

	Road & Rail — 1.4%
23,823	Swift Transportation Co.[1,2]	519,103

	Semiconductors & Semiconductor Equipment — 5.4%
21,881	Advanced Energy Industries, Inc.[1,2]	456,875
17,749	Cirrus Logic, Inc.[1]	398,110
30,337	Kulicke & Soffa Industries, Inc.[1,2]	391,347
30,000	Micrel, Inc.	276,000
27,900	PMC — Sierra, Inc.[1]	163,773
64,815	Silicon Image, Inc.[1]	340,279

		2,026,384

	Software — 3.7%
49,861	Actuate Corp.[1]	399,387
12,470	Advent Software, Inc.	418,368
4,008	Manhattan Associates, Inc.[1]	426,892
19,788	VASCO Data Security International, Inc.[1,2]	148,608

		1,393,255

	Specialty Retail — 3.7%
3,185	Childrens Place[1]	173,869
12,180	Destination Maternity Corp.	380,503
10,656	Express, Inc.[1]	247,326
8,687	Finish Line, Inc. (The) — Class A	217,523
20,880	Kirkland’s, Inc.[1]	370,620

		1,389,841

	Textiles, Apparel & Luxury Goods — 0.5%
3,362	G-III Apparel Group, Ltd.[1]	190,693

	Thrifts & Mortgage Finance — 1.2%
26,378	Dime Community Bancshares, Inc.	431,544

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2013

Shares		Value

COMMON STOCKS* — (Continued)

	Water and Sewer — 0.4%
5,328	American States Water Co.	$151,741

	TOTAL COMMON STOCKS (Cost $29,810,089)	37,355,792

Face
Amount

REPURCHASE AGREEMENT* — 0.4%
$142,111	With State Street Bank and Trust Co., dated 10/31/13, 0.01%, principal and interest in the amount of $142,111, due 11/1/13, (collateralized by a FNMA security with a par value of $142,582, coupon rate of 3.042%, due 1/1/42, market value of $146,352)	142,111

	TOTAL REPURCHASE AGREEMENT (Cost $142,111)	142,111

Shares

INVESTMENT OF SECURITY LENDING COLLATERAL* — 25.8%
9,665,256	State Street Navigator Securities Lending Prime Portfolio	9,665,256

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $9,665,256)	9,665,256

TOTAL INVESTMENTS (Cost $39,617,456)[3]	125.8%	$47,163,159
LIABILITIES IN EXCESS OF OTHER ASSETS	(25.8)	(9,682,259)

NET ASSETS	100.0%	$37,480,900

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purposes was $39,620,850.
Abbreviations:
FNMA — Federal National Mortgage Association

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2013

INDUSTRY DIVERSIFICATION

On October 31, 2013, industry diversification of the Portfolio was as follows (Unaudited):

	% of
	Net Assets	Value

INDUSTRIES:
Real Estate Investment Trusts	7.0%	$2,627,664
Health Care Equipment & Supplies	6.9	2,600,872
Commercial Banks	6.6	2,472,950
Semiconductors & Semiconductor Equipment	5.4	2,026,384
IT Services	4.2	1,568,360
Communications Equipment	4.2	1,567,238
Software	3.7	1,393,255
Specialty Retail	3.7	1,389,841
Food Products	3.4	1,279,421
Machinery	3.1	1,179,487
Diversified Consumer Services	3.0	1,118,523
Leisure Equipment & Products	2.9	1,088,730
Electronic Equipment, Instruments & Components	2.8	1,038,627
Professional Services	2.6	966,415
Life Sciences Tools & Services	2.4	906,190
Internet Software & Services	2.4	895,201
Household Durables	2.3	844,830
Auto Components	2.1	794,027
Commercial Services & Supplies	2.1	786,115
Energy Equipment & Services	2.1	772,713
Oil, Gas & Consumable Fuels	2.0	761,411
Pharmaceuticals	2.0	748,954
Paper & Forest Products	1.9	706,866
Computers & Peripherals	1.9	693,977
Health Care Providers & Services	1.8	683,674
Containers & Packaging	1.8	661,201
Biotechnology	1.7	650,168
Electrical Equipment	1.4	528,876
Road & Rail	1.4	519,103
Hotels, Restaurants & Leisure	1.3	495,090
Aerospace & Defense	1.3	493,331
Thrifts & Mortgage Finance	1.2	431,544
Health Care Technology	1.0	382,224
Insurance	1.0	372,718
Capital Markets	1.0	359,187
Metals & Mining	0.8	309,239
Marine	0.7	279,162
Chemicals	0.7	269,917
Food & Staples Retailing	0.5	197,272

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2013

On October 31, 2013, industry diversification of the Portfolio was as follows (Unaudited):

	% of
	Net Assets	Value

Textiles, Apparel & Luxury Goods	0.5%	$190,693
Building Products	0.4	152,601
Water and Sewer	0.4	151,741

TOTAL COMMON STOCKS	99.6%	$37,355,792
REPURCHASE AGREEMENTS	0.4	142,111
INVESTMENTS OF SECURITY LENDING COLLATERAL	25.8	9,665,256

TOTAL INVESTMENTS	125.8%	$47,163,159

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2013

Shares		Value

COMMON STOCKS* — 99.6%

	Aerospace & Defense — 3.6%
16,857	Boeing Co. (The)	$2,199,839
17,745	Lockheed Martin Corp.	2,366,118
26,743	Northrop Grumman Corp.	2,875,140
33,817	Raytheon Co.	2,785,506

		10,226,603

	Air Freight & Logistics — 0.5%
11,516	FedEx Corp.	1,508,596

	Airlines — 0.8%
130,020	Southwest Airlines Co.	2,238,944

	Auto Components — 2.4%
26,362	BorgWarner, Inc.	2,718,713
32,713	Delphi Automotive PLC	1,871,184
29,090	TRW Automotive Holdings Corp.[1]	2,184,950

		6,774,847

	Automobiles — 0.8%
63,715	General Motors Co.[1,2]	2,354,269

	Beverages — 1.6%
68,108	Coca-Cola Enterprises, Inc.	2,842,147
33,135	Molson Coors Brewing Co. — Class B	1,789,290

		4,631,437

	Biotechnology — 4.2%
24,016	Amgen, Inc.	2,785,856
18,727	Celgene Corp.[1]	2,780,772
42,900	Gilead Sciences, Inc.[1,2]	3,045,471
38,554	United Therapeutics Corp.[1,2]	3,412,800

		12,024,899

	Capital Markets — 4.9%
27,198	Ameriprise Financial, Inc.	2,734,487
123,654	Charles Schwab Corp. (The)	2,800,763
36,974	State Street Corp.	2,590,768
99,934	TD Ameritrade Holding Corp.	2,724,201
50,650	Waddell & Reed Financial, Inc. — Class A	3,127,638

		13,977,857

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2013

Shares		Value

COMMON STOCKS* — (Continued)

	Chemicals — 2.9%
31,674	Eastman Chemical Co.	$2,495,594
35,351	LyondellBasell Industries N.V. — Class A	2,637,185
7,485	PPG Industries, Inc.	1,366,611
16,880	Westlake Chemical Corp.	1,813,250

		8,312,640

	Commercial Banks — 4.0%
40,223	East West Bancorp, Inc.	1,355,113
149,761	Fifth Third Bancorp	2,849,952
68,944	SunTrust Banks, Inc.	2,319,276
59,324	Wells Fargo & Co.	2,532,541
85,032	Zions BanCorp.	2,412,358

		11,469,240

	Communications Equipment — 0.9%
112,516	Cisco Systems, Inc.	2,531,610

	Computers & Peripherals — 3.6%
5,475	Apple, Inc.	2,859,866
51,973	EMC Corp.	1,250,990
54,368	Hewlett-Packard Co.	1,324,948
54,363	NetApp, Inc.	2,109,828
41,082	Western Digital Corp.	2,860,540

		10,406,172

	Construction & Engineering — 1.8%
37,636	Fluor Corp.	2,793,344
40,065	Jacobs Engineering Group, Inc.[1]	2,436,753

		5,230,097

	Consumer Finance — 0.9%
49,878	Discover Financial Services	2,587,671

	Containers & Packaging — 0.7%
48,816	Sonoco Products Co.	1,983,882

	Diversified Consumer Services — 0.5%
87,466	Service Corp. International	1,575,263

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2013

Shares		Value

COMMON STOCKS* — (Continued)

	Diversified Financial Services — 2.3%
46,935	Citigroup, Inc.	$2,289,489
46,513	JPMorgan Chase & Co.	2,397,280
51,727	Nasdaq Stock Market, Inc. (The)	1,832,688

		6,519,457

	Diversified Telecommunication Services — 0.7%
53,247	AT&T, Inc.	1,927,541

	Electric Utilities — 1.8%
50,249	American Electric Power Co., Inc.	2,353,663
122,302	Great Plains Energy, Inc.	2,866,759

		5,220,422

	Electronic Equipment, Instruments & Components — 0.9%
49,252	TE Connectivity, Ltd.	2,535,986

	Energy Equipment & Services — 4.3%
52,979	Baker Hughes, Inc.	3,077,550
20,872	Cameron International Corp.[1]	1,145,038
52,702	Halliburton Co.	2,794,787
31,156	Helmerich & Payne, Inc.	2,416,148
34,603	National Oilwell Varco, Inc.	2,809,071

		12,242,594

	Food & Staples Retailing — 2.3%
38,355	CVS Caremark Corp.	2,387,982
62,025	Kroger Co. (The)	2,657,151
25,764	Walgreen Co.	1,526,260

		6,571,393

	Food Products — 1.8%
86,029	ConAgra Foods, Inc.	2,736,583
49,560	General Mills, Inc.	2,498,815

		5,235,398

	Health Care Equipment & Supplies — 0.6%
20,671	Zimmer Holdings, Inc.	1,808,092

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2013

Shares		Value

COMMON STOCKS* — (Continued)

	Health Care Providers & Services — 2.6%
19,404	Aetna, Inc.	$1,216,631
28,805	Cardinal Health, Inc.	1,689,701
47,046	Omnicare, Inc.	2,594,587
23,616	WellPoint, Inc.	2,002,637

		7,503,556

	Hotels, Restaurants & Leisure — 1.2%
137,574	International Game Technology	2,586,391
14,107	Wyndham Worldwide Corp.	936,705

		3,523,096

	Household Products — 1.0%
26,197	Kimberly-Clark Corp.	2,829,276

	Insurance — 3.7%
48,179	Allstate Corp. (The)	2,556,378
184,940	Genworth Financial, Inc. — Class A1	2,687,178
59,053	Marsh & McLennan Cos., Inc.	2,704,627
56,148	Principal Financial Group, Inc.	2,664,784

		10,612,967

	Internet Software & Services — 1.7%
52,372	Akamai Technologies, Inc.[1,2]	2,343,123
49,746	eBay, Inc.[1]	2,622,112

		4,965,235

	IT Services — 2.5%
30,513	Accenture PLC — Class A	2,242,706
34,658	Cognizant Technology Solutions Corp. — Class A1	3,012,820
9,327	Visa, Inc. — Class A	1,834,341

		7,089,867

	Life Sciences Tools & Services — 1.6%
20,293	Covance, Inc.[1,2]	1,811,353
29,040	Thermo Fisher Scientific, Inc.	2,839,531

		4,650,884

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2013

Shares		Value

COMMON STOCKS* — (Continued)

	Machinery — 3.6%
44,730	AGCO Corp.	$2,611,337
39,752	Ingersoll-Rand PLC	2,684,453
37,674	Lincoln Electric Holdings, Inc.	2,608,548
53,763	Oshkosh Corp.[1]	2,558,581

		10,462,919

	Media — 3.6%
59,331	Comcast Corp. — Class A	2,822,969
71,452	Gannett Co., Inc.	1,977,077
23,452	Time Warner Cable, Inc.	2,817,758
40,850	Time Warner, Inc.	2,808,029

		10,425,833

	Multi-line Retail — 0.7%
46,138	Macy’s, Inc.	2,127,423

	Multi-Utilities — 1.0%
100,626	CMS Energy Corp.	2,763,190

	Office Electronics — 0.8%
244,900	Xerox Corp.	2,434,306

	Oil, Gas & Consumable Fuels — 6.2%
20,235	Chevron Corp.	2,427,391
27,941	Exxon Mobil Corp.	2,504,073
27,358	Marathon Petroleum Corp.	1,960,474
36,520	Murphy Oil Corp.	2,202,886
45,409	Phillips 66	2,925,702
60,790	Tesoro Corp.	2,972,023
70,536	Valero Energy Corp.	2,903,967

		17,896,516

	Pharmaceuticals — 3.0%
44,797	Eli Lilly & Co.	2,231,786
80,947	Mylan, Inc.[1]	3,065,463
109,675	Pfizer, Inc.	3,364,829

		8,662,078

	Professional Services — 1.8%
34,910	Manpowergroup, Inc.	2,726,471
65,800	Robert Half International, Inc.	2,535,274

		5,261,745

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2013

Shares		Value

COMMON STOCKS* — (Continued)

	Real Estate Investment Trusts — 3.4%
90,830	Hospitality Properties Trust	$2,668,585
67,718	Liberty Property Trust	2,518,432
40,434	Plum Creek Timber Co., Inc.	1,835,704
89,875	Weingarten Realty Investors	2,851,734

		9,874,455

	Road & Rail — 0.7%
12,935	Union Pacific Corp.	1,958,359

	Semiconductors & Semiconductor Equipment — 2.2%
240,022	Marvell Technology Group, Ltd.	2,880,264
95,427	NVIDIA Corp.	1,448,582
75,571	Skyworks Solutions, Inc.[1]	1,948,220

		6,277,066

	Software — 4.8%
172,101	Activision Blizzard, Inc.	2,863,761
90,726	CA, Inc.	2,881,458
46,719	Jack Henry & Associates, Inc.	2,551,324
83,145	Microsoft Corp.	2,939,176
107,625	Symantec Corp.	2,447,392

		13,683,111

	Specialty Retail — 2.6%
83,918	Foot Locker, Inc.	2,911,955
47,590	Gap, Inc. (The)	1,760,354
11,708	PetSmart, Inc.	851,874
33,833	TJX Cos., Inc. (The)	2,056,708

		7,580,891

	Tobacco — 1.6%
68,669	Altria Group, Inc.	2,556,547
38,418	Reynolds American, Inc.	1,973,533

		4,530,080

	Wireless Telecommunication Services — 0.5%
28,301	United States Cellular Corp.	1,369,768

	TOTAL COMMON STOCKS (Cost $230,803,296)	286,377,531

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2013

Face
Amount		Value

REPURCHASE AGREEMENT* — 1.1%
$3,116,461	With State Street Bank and Trust Co., dated 10/31/13, 0.01%, principal and interest in the amount of $3,116,462, due 11/1/13, (collateralized by FNMA securities with a total par value of $3,066,542, coupon rates from 2.500% to 3.500%, due dates from 2/25/42 to 12/25/42, and a total market value of $3,182,201)	$3,116,461

	TOTAL REPURCHASE AGREEMENT (Cost $3,116,461)	3,116,461

Shares

INVESTMENT OF SECURITY LENDING COLLATERAL* — 4.0%
11,622,940	State Street Navigator Securities Lending Prime Portfolio	11,622,940

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $11,622,940)	11,622,940

TOTAL INVESTMENTS (Cost $245,542,697)[3]	104.7%	$301,116,932
LIABILITIES IN EXCESS OF OTHER ASSETS	(4.7)	(13,574,521)

NET ASSETS	100.0%	$287,542,411

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purposes was $245,617,984.
Abbreviations:
FNMA — Federal National Mortgage Association

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2013

INDUSTRY DIVERSIFICATION

On October 31, 2013, industry diversification of the Portfolio was as follows (Unaudited):

	% of
	Net Assets	Value

INDUSTRIES:
Oil, Gas & Consumable Fuels	6.2%	$17,896,516
Capital Markets	4.9	13,977,857
Software	4.8	13,683,111
Energy Equipment & Services	4.3	12,242,594
Biotechnology	4.2	12,024,899
Commercial Banks	4.0	11,469,240
Insurance	3.7	10,612,967
Machinery	3.6	10,462,919
Media	3.6	10,425,833
Computers & Peripherals	3.6	10,406,172
Aerospace & Defense	3.6	10,226,603
Real Estate Investment Trusts	3.4	9,874,455
Pharmaceuticals	3.0	8,662,078
Chemicals	2.9	8,312,640
Specialty Retail	2.6	7,580,891
Health Care Providers & Services	2.6	7,503,556
IT Services	2.5	7,089,867
Auto Components	2.4	6,774,847
Food & Staples Retailing	2.3	6,571,393
Diversified Financial Services	2.3	6,519,457
Semiconductors & Semiconductor Equipment	2.2	6,277,066
Professional Services	1.8	5,261,745
Food Products	1.8	5,235,398
Construction & Engineering	1.8	5,230,097
Electric Utilities	1.8	5,220,422
Internet Software & Services	1.7	4,965,235
Life Sciences Tools & Services	1.6	4,650,884
Beverages	1.6	4,631,437
Tobacco	1.6	4,530,080
Hotels, Restaurants & Leisure	1.2	3,523,096
Household Products	1.0	2,829,276
Multi-Utilities	1.0	2,763,190
Consumer Finance	0.9	2,587,671
Electronic Equipment, Instruments & Components	0.9	2,535,986
Communications Equipment	0.9	2,531,610
Office Electronics	0.8	2,434,306
Automobiles	0.8	2,354,269
Airlines	0.8	2,238,944
Multi-line Retail	0.7	2,127,423
Containers & Packaging	0.7	1,983,882

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2013

On October 31, 2013, industry diversification of the Portfolio was as follows (Unaudited):

	% of
	Net Assets	Value

Road & Rail	0.7%	$1,958,359
Diversified Telecommunication Services	0.7	1,927,541
Health Care Equipment & Supplies	0.6	1,808,092
Diversified Consumer Services	0.5	1,575,263
Air Freight & Logistics	0.5	1,508,596
Wireless Telecommunication Services	0.5	1,369,768

TOTAL COMMON STOCKS	99.6%	$286,377,531
REPURCHASE AGREEMENTS	1.1	3,116,461
INVESTMENTS OF SECURITY LENDING COLLATERAL	4.0	11,622,940

TOTAL INVESTMENTS	104.7%	$301,116,932

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2013

Shares		Value

COMMON STOCKS* — 99.6%

	Aerospace & Defense — 4.8%
30,321	Boeing Co. (The)	$3,956,890
16,367	Honeywell International, Inc.	1,419,510
13,875	Lockheed Martin Corp.	1,850,092
16,006	United Technologies Corp.	1,700,638

		8,927,130

	Air Freight & Logistics — 1.0%
41,123	Expeditors International of Washington, Inc.	1,862,461

	Auto Components — 2.5%
24,132	BorgWarner, Inc.	2,488,733
37,689	Delphi Automotive PLC	2,155,811

		4,644,544

	Automobiles — 0.5%
49,300	Ford Motor Co.	843,523

	Biotechnology — 5.0%
21,492	Amgen, Inc.	2,493,072
23,299	Celgene Corp.[1]	3,459,668
37,901	United Therapeutics Corp.[1]	3,354,997

		9,307,737

	Capital Markets — 3.2%
11,714	Ameriprise Financial, Inc.	1,177,726
16,800	Franklin Resources, Inc.	904,848
61,724	Waddell & Reed Financial, Inc. — Class A	3,811,457

		5,894,031

	Chemicals — 1.0%
30,347	Celanese Corp. — Class A	1,699,735
2,487	Eastman Chemical Co.	195,951

		1,895,686

	Commercial Services & Supplies — 1.7%
66,539	Avery Dennison Corp.	3,135,318

	Communications Equipment — 1.4%
17,562	F5 Networks, Inc.[1]	1,431,478
15,778	Qualcomm, Inc.	1,096,098

		2,527,576

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2013

Shares		Value

COMMON STOCKS* — (Continued)

	Computers & Peripherals — 5.8%
4,925	Apple, Inc.	$2,572,574
16,449	International Business Machines Corp.	2,947,825
40,306	NetApp, Inc.	1,564,276
52,597	Western Digital Corp.	3,662,329

		10,747,004

	Construction & Engineering — 1.3%
33,427	Fluor Corp.	2,480,952

	Containers & Packaging — 1.5%
28,286	Packaging Corp. of America	1,761,652
9,840	Rock-Tenn Co. — Class A	1,052,979

		2,814,631

	Diversified Telecommunication Services — 1.0%
36,525	Verizon Communications, Inc.	1,844,878

	Electronic Equipment, Instruments & Components — 0.4%
24,648	Flir Systems, Inc.	701,975

	Energy Equipment & Services — 3.8%
39,992	Cameron International Corp.[1]	2,193,961
66,999	Halliburton Co.	3,552,957
13,250	Schlumberger, Ltd.	1,241,790

		6,988,708

	Food & Staples Retailing — 3.9%
84,011	Kroger Co. (The)	3,599,031
61,077	Walgreen Co.	3,618,202

		7,217,233

	Food Products — 3.3%
50,749	ConAgra Foods, Inc.	1,614,326
72,455	General Mills, Inc.	3,653,181
16,440	Kraft Foods Group, Inc.	894,007

		6,161,514

	Health Care Providers & Services — 3.1%
24,424	AmerisourceBergen Corp.	1,595,620
35,866	Cardinal Health, Inc.	2,103,899
13,096	McKesson Corp.	2,047,429

		5,746,948

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2013

Shares		Value

COMMON STOCKS* — (Continued)

	Hotels, Restaurants & Leisure — 3.6%
54,252	Brinker International, Inc.	$2,409,874
118,145	International Game Technology	2,221,126
29,251	Wyndham Worldwide Corp.	1,942,266

		6,573,266

	Insurance — 1.9%
77,638	Marsh & McLennan Cos., Inc.	3,555,820

	Internet Software & Services — 3.7%
68,225	Akamai Technologies, Inc.[1]	3,052,387
69,971	eBay, Inc.[1]	3,688,171

		6,740,558

	IT Services — 6.5%
42,358	Accenture PLC — Class A	3,113,313
42,559	Cognizant Technology Solutions Corp. — Class A1	3,699,654
43,078	Paychex, Inc.	1,820,476
17,096	Visa, Inc. — Class A	3,362,270

		11,995,713

	Machinery — 2.4%
42,127	Ingersoll-Rand PLC	2,844,836
10,387	Lincoln Electric Holdings, Inc.	719,196
6,312	Valmont Industries, Inc.	886,836

		4,450,868

	Media — 4.9%
77,412	Comcast Corp. — Class A	3,683,263
55,670	Interpublic Group of Cos., Inc. (The)	935,256
24,146	Time Warner Cable, Inc.	2,901,142
45,996	Twenty-First Century Fox, Inc.	1,567,544

		9,087,205

	Multi-line Retail — 0.3%
9,585	Dollar General Corp.[1]	553,821

	Office Electronics — 0.3%
10,064	Zebra Technologies Corp. — Class A1	486,192

	Oil, Gas & Consumable Fuels — 1.5%
73,454	World Fuel Services Corp.	2,802,270

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2013

Shares		Value

COMMON STOCKS* — (Continued)

	Pharmaceuticals — 3.7%
79,766	Endo Health Solutions, Inc.[1]	$3,488,167
89,848	Mylan, Inc.[1]	3,402,544

		6,890,711

	Professional Services — 1.8%
87,279	Robert Half International, Inc.	3,362,860

	Real Estate Investment Trusts — 2.6%
111,040	Apartment Investment & Management Co. — Class A	3,106,899
34,340	Regency Centers Corp.	1,774,005

		4,880,904

	Road & Rail — 1.9%
132,157	CSX Corp.	3,444,011

	Semiconductors & Semiconductor Equipment — 2.1%
114,222	LSI Corp.	968,603
109,323	Skyworks Solutions, Inc.[1]	2,818,347

		3,786,950

	Software — 6.1%
106,605	Microsoft Corp.	3,768,487
108,669	Oracle Corp.	3,640,411
168,911	Symantec Corp.	3,841,036

		11,249,934

	Specialty Retail — 6.7%
47,919	Bed Bath & Beyond, Inc.[1]	3,705,097
74,798	Gap, Inc. (The)	2,766,778
9,270	Home Depot, Inc.	722,040
8,330	O’Reilly Automotive, Inc.[1]	1,031,337
10,419	PetSmart, Inc.	758,087
53,959	TJX Cos., Inc. (The)	3,280,168

		12,263,507

	Textiles, Apparel & Luxury Goods — 0.5%
12,736	Hanesbrands, Inc.	867,576

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2013

Shares		Value

COMMON STOCKS* — (Continued)

	Tobacco — 3.9%
98,340	Altria Group, Inc.	$3,661,198
69,089	Reynolds American, Inc.	3,549,102

		7,210,300

	TOTAL COMMON STOCKS (Cost $149,044,228)	183,944,315

Face
Amount

REPURCHASE AGREEMENT* — 1.0%
$1,792,974	With State Street Bank and Trust Co., dated 10/31/13, 0.01%, principal and interest in the amount of $1,792,975, due 11/1/13, (collateralized by a FNMA security with a par value of $1,396,850, coupon rate of 2.500%, due 12/25/42, market value of $1,399,435 and by a FHLMC security with a par value of $412,838, coupon rate of 3.000%, due 3/15/43, market value of $429,616)	1,792,974

	TOTAL REPURCHASE AGREEMENT (Cost $1,792,974)	1,792,974

TOTAL INVESTMENTS (Cost $150,837,202)[2]	100.6%	$185,737,289
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.6)	(1,184,958)

NET ASSETS	100.0%	$184,552,331

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Aggregate cost for federal tax purposes was $150,837,999.
Abbreviations:
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2013

INDUSTRY DIVERSIFICATION

On October 31, 2013, industry diversification of the Portfolio was as follows (Unaudited):

	% of
	Net Assets	Value

INDUSTRIES:
Specialty Retail	6.7%	$12,263,507
IT Services	6.5	11,995,713
Software	6.1	11,249,934
Computers & Peripherals	5.8	10,747,004
Biotechnology	5.0	9,307,737
Media	4.9	9,087,205
Aerospace & Defense	4.8	8,927,130
Food & Staples Retailing	3.9	7,217,233
Tobacco	3.9	7,210,300
Energy Equipment & Services	3.8	6,988,708
Pharmaceuticals	3.7	6,890,711
Internet Software & Services	3.7	6,740,558
Hotels, Restaurants & Leisure	3.6	6,573,266
Food Products	3.3	6,161,514
Capital Markets	3.2	5,894,031
Health Care Providers & Services	3.1	5,746,948
Real Estate Investment Trusts	2.6	4,880,904
Auto Components	2.5	4,644,544
Machinery	2.4	4,450,868
Semiconductors & Semiconductor Equipment	2.1	3,786,950
Insurance	1.9	3,555,820
Road & Rail	1.9	3,444,011
Professional Services	1.8	3,362,860
Commercial Services & Supplies	1.7	3,135,318
Containers & Packaging	1.5	2,814,631
Oil, Gas & Consumable Fuels	1.5	2,802,270
Communications Equipment	1.4	2,527,576
Construction & Engineering	1.3	2,480,952
Chemicals	1.0	1,895,686
Air Freight & Logistics	1.0	1,862,461
Diversified Telecommunication Services	1.0	1,844,878
Textiles, Apparel & Luxury Goods	0.5	867,576
Automobiles	0.5	843,523

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2013

On October 31, 2013, industry diversification of the Portfolio was as follows (Unaudited):

	% of
	Net Assets	Value

Electronic Equipment, Instruments & Components	0.4%	$701,975
Multi-line Retail	0.3	553,821
Office Electronics	0.3	486,192

TOTAL COMMON STOCKS	99.6%	$183,944,315
REPURCHASE AGREEMENTS	1.0	1,792,974

TOTAL INVESTMENTS	100.6%	$185,737,289

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2013

Shares		Value

COMMON STOCKS* — 93.4%

	Aerospace & Defense — 4.3%
2,863	General Dynamics Corp.	$248,021
3,235	L-3 Communications Holdings, Inc.	324,956
3,369	Northrop Grumman Corp.	362,201
3,878	Raytheon Co.	319,431

		1,254,609

	Air Freight & Logistics — 0.5%
3,220	Expeditors International of Washington, Inc.[1]	145,834

	Airlines — 1.0%
17,284	Southwest Airlines Co.	297,630

	Auto Components — 0.9%
4,540	Delphi Automotive PLC	259,688

	Automobiles — 1.2%
8,540	Ford Motor Co.	146,119
5,748	General Motors Co.[1,2]	212,389

		358,508

	Biotechnology — 0.8%
9,521	Myriad Genetics, Inc.[1,2]	232,122

	Chemicals — 2.3%
3,384	A Schulman, Inc.[1]	112,078
5,700	Minerals Technologies, Inc.	322,791
1,277	PPG Industries, Inc.	233,155

		668,024

	Commercial Banks — 5.5%
4,334	East West Bancorp, Inc.[1]	146,012
13,718	Fifth Third Bancorp	261,054
13,071	Hanmi Financial Corp.[1]	228,481
28,637	Huntington Bancshares, Inc.[1]	252,006
20,139	KeyCorp	252,342
21,907	Regions Financial Corp.	210,964
20,326	Susquehanna Bancshares, Inc.	239,542

		1,590,401

	Communications Equipment — 0.9%
11,943	Cisco Systems, Inc.	268,718

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2013

Shares		Value

COMMON STOCKS* — (Continued)

	Computers & Peripherals — 3.4%
4,600	EMC Corp.	$110,722
11,433	Hewlett-Packard Co.	278,622
37,000	QLogic Corp.[2]	456,950
1,878	Western Digital Corp.	130,765

		977,059

	Construction & Engineering — 1.7%
5,919	EMCOR Group, Inc.	219,358
5,002	URS Corp.	271,209

		490,567

	Consumer Finance — 1.7%
5,032	Discover Financial Services	261,060
9,574	SLM Corp.[1]	242,893

		503,953

	Containers & Packaging — 0.6%
2,768	Packaging Corp. of America	172,391

	Diversified Consumer Services — 1.4%
2,231	Capella Education Co.[1,2]	135,912
15,060	Service Corp. International	271,231

		407,143

	Diversified Financial Services — 0.8%
4,668	Citigroup, Inc.	227,705

	Electrical Equipment — 1.0%
4,589	EnerSys[1]	304,480

	Electronic Equipment, Instruments & Components — 0.9%
6,846	Avnet, Inc.	271,786

	Energy Equipment & Services — 4.6%
5,600	Baker Hughes, Inc.	325,304
1,852	Diamond Offshore Drilling, Inc.[1]	114,694
5,301	Halliburton Co.	281,112
2,701	National Oilwell Varco, Inc.	219,267
2,938	Oceaneering International, Inc.[1]	252,316
1,620	Schlumberger, Ltd.	151,826

		1,344,519

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2013

Shares		Value

COMMON STOCKS* — (Continued)

	Food & Staples Retailing — 1.4%
3,896	CVS Caremark Corp.	$242,565
3,660	Kroger Co. (The)	156,794

		399,359

	Food Products — 1.8%
1,720	J & J Snack Foods Corp.[1]	147,180
2,932	Sanderson Farms, Inc.[1]	185,332
7,324	Tyson Foods, Inc. — Class A	202,655

		535,167

	Health Care Equipment & Supplies — 4.8%
6,280	CareFusion Corp.[2]	243,476
7,195	Conmed Corp.[1]	260,963
7,233	Hill-Rom Holdings, Inc.[1]	298,650
4,853	St Jude Medical, Inc.[1]	278,514
7,029	Thoratec Corp.[2]	303,582

		1,385,185

	Health Care Providers & Services — 2.7%
1,280	Aetna, Inc.	80,256
12,180	Amedisys, Inc.[1,2]	198,290
4,045	Magellan Health Services, Inc.[2]	237,442
5,081	Omnicare, Inc.[1]	280,217

		796,205

	Health Care Technology — 0.8%
10,112	Omnicell, Inc.[2]	233,284

	Hotels, Restaurants & Leisure — 1.6%
6,960	Brinker International, Inc.[1]	309,163
7,780	International Game Technology	146,264

		455,427

	Household Products — 1.0%
2,960	Energizer Holdings, Inc.[1]	290,406

	Insurance — 4.1%
3,198	First American Financial Corp.[1]	82,700
28,272	Genworth Financial, Inc. — Class A2	410,792

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2013

Shares		Value

COMMON STOCKS* — (Continued)
	Insurance — (Continued)

5,429	Lincoln National Corp.[1]	$246,531
6,070	Primerica, Inc.	260,706
6,359	XL Group PLC	194,395

		1,195,124

	Internet Software & Services — 1.4%
4,811	Akamai Technologies, Inc.[1,2]	215,244
3,448	eBay, Inc.[2]	181,744

		396,988

	IT Services — 4.0%
2,919	Accenture PLC — Class A1	214,547
2,835	Amdocs, Ltd.	109,006
3,531	Automatic Data Processing, Inc.	264,719
5,748	Paychex, Inc.[1]	242,910
1,682	Visa, Inc. — Class A	330,799

		1,161,981

	Leisure Equipment & Products — 0.6%
20,064	LeapFrog Enterprises, Inc.[1,2]	171,748

	Machinery — 1.9%
4,447	AGCO Corp.	259,616
3,797	Hyster-Yale Materials Handling, Inc.	297,837

		557,453

	Media — 1.1%
3,717	Comcast Corp. — Class A	176,855
5,429	Gannett Co., Inc.[1]	150,220

		327,075

	Metals & Mining — 1.3%
1,980	Reliance Steel & Aluminum Co.	145,114
5,589	Worthington Industries, Inc.	226,578

		371,692

	Multi-line Retail — 0.8%
1,364	Dillard’s, Inc. — Class A	111,821
2,299	Macy’s, Inc.	106,007

		217,828

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2013

Shares		Value

COMMON STOCKS* — (Continued)

	Multi-Utilities — 2.0%
5,843	Ameren Corp.	$211,400
7,457	Public Service Enterprise Group, Inc.[1]	249,809
3,514	Vectren Corp.	122,709

		583,918

	Oil, Gas & Consumable Fuels — 6.4%
14,299	Denbury Resources, Inc.[1,2]	271,538
3,862	Marathon Petroleum Corp.	276,751
15,676	Peabody Energy Corp.	305,369
4,800	Phillips 66	309,264
10,380	Renewable Energy Group, Inc.[1,2]	113,246
6,560	Tesoro Corp.	320,718
6,349	Valero Energy Corp.[1]	261,388

		1,858,274

	Paper & Forest Products — 1.5%
3,403	International Paper Co.	151,808
4,453	Schweitzer-Mauduit International, Inc.	275,551

		427,359

	Pharmaceuticals — 1.5%
5,876	Endo Health Solutions, Inc.[2]	256,958
7,620	Lannett Co., Inc.[1,2]	179,908

		436,866

	Professional Services — 2.4%
6,583	Kelly Services, Inc.[1]	137,321
3,738	Manpowergroup, Inc.	291,938
6,675	Robert Half International, Inc.	257,188

		686,447

	Real Estate Investment Trusts — 6.8%
9,174	Apartment Investment & Management Co. — Class A	256,689
19,628	Brandywine Realty Trust[1]	279,307
12,885	CBL & Associates Properties, Inc.	255,252
9,793	Chesapeake Lodging Trust	230,821
8,657	Corporate Office Properties Trust[1]	212,962
6,700	Government Properties Income Trust[1]	163,815
7,451	Hospitality Properties Trust	218,910
6,880	Piedmont Office Realty Trust, Inc. — Class A	127,142
13,646	Ramco-Gershenson Properties	221,884

		1,966,782

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2013

Shares		Value

COMMON STOCKS* — (Continued)

	Semiconductors & Semiconductor Equipment — 2.6%
8,757	Intel Corp.	$213,933
31,847	LSI Corp.	270,063
23,566	Marvell Technology Group, Ltd.[1]	282,792

		766,788

	Software — 1.3%
4,221	Ellie Mae, Inc.[1,2]	121,987
7,963	Oracle Corp.	266,760

		388,747

	Specialty Retail — 4.1%
1,788	Bed Bath & Beyond, Inc.[2]	138,248
6,500	Express, Inc.[1,2]	150,865
6,587	Gap, Inc. (The)[1]	243,653
3,680	Home Depot, Inc.	286,636
3,420	PetSmart, Inc.[1]	248,839
2,058	TJX Cos., Inc. (The)	125,106

		1,193,347

	Textiles, Apparel & Luxury Goods — 2.0%
2,213	Fossil Group, Inc.[1,2]	280,918
4,620	Hanesbrands, Inc.	314,714

		595,632

	TOTAL COMMON STOCKS (Cost $22,481,585)	27,174,219

Face
Amount

REPURCHASE AGREEMENT* — 4.8%
$1,394,687	With State Street Bank and Trust Co., dated 10/31/13, 0.01%, principal and interest in the amount of $1,394,687, due 11/1/13, (collateralized by a FNMA security with a par value of $1,370,450, coupon rate of 3.500%, due 2/25/42, market value of $1,426,488)	1,394,687

	TOTAL REPURCHASE AGREEMENTS (Cost $1,394,687)	1,394,687

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2013

Shares		Value

INVESTMENT OF SECURITY LENDING COLLATERAL* — 25.5%
7,435,318	State Street Navigator Securities Lending Prime Portfolio	$7,435,318

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $7,435,318)	7,435,318

TOTAL LONG INVESTMENTS (Cost $31,311,590)	123.7%	$36,004,224

COMMON STOCKS SOLD SHORT* — (61.8)%

	Aerospace & Defense — (1.9)%
(5,420)	Cubic Corp.	(284,550)
(1,879)	TransDigm Group, Inc.	(273,225)

		(557,775)

	Beverages — (1.2)%
(1,965)	Brown-Forman Corp. — Class B	(143,406)
(3,637)	Monster Beverage Corp.[2]	(208,145)

		(351,551)

	Building Products — (2.1)%
(10,720)	Quanex Building Products Corp.	(190,601)
(5,880)	Trex Co., Inc.[2]	(412,894)

		(603,495)

	Capital Markets — (1.1)%
(10,998)	Ares Capital Corp.	(191,035)
(2,574)	Greenhill & Co., Inc.	(132,046)

		(323,081)

	Chemicals — (2.0)%
(6,935)	Balchem Corp.	(397,098)
(1,755)	Ecolab, Inc.	(186,030)

		(583,128)

	Commercial Banks — (3.8)%
(5,269)	CIT Group, Inc.[2]	(253,755)
(4,862)	First Financial Holdings, Inc.	(291,380)
(4,687)	IBERIABANK Corp.	(273,861)
(18,187)	TCF Financial Corp.	(276,079)

		(1,095,075)

	Commercial Services & Supplies — (0.7)%
(3,176)	Clean Harbors, Inc.[2]	(196,118)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2013

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Communications Equipment — (0.8)%
(3,621)	Viasat, Inc.[2]	$(239,421)

	Computers & Peripherals — (1.6)%
(6,764)	NCR Corp.[2]	(247,224)
(2,011)	Stratasys, Ltd.[2]	(227,706)

		(474,930)

	Construction Materials — (1.5)%
(2,654)	Martin Marietta Materials, Inc.	(260,331)
(3,148)	Vulcan Materials Co.	(168,575)

		(428,906)

	Electric Utilities — (0.9)%
(2,642)	ITC Holdings Corp.	(265,759)

	Electrical Equipment — (1.0)%
(2,861)	Acuity Brands, Inc.	(287,559)

	Energy Equipment & Services — (1.3)%
(3,835)	Geospace Technologies Corp.[2]	(373,606)

	Food & Staples Retailing — (0.4)%
(2,015)	Whole Foods Market, Inc.	(127,207)

	Health Care Equipment & Supplies — (4.2)%
(2,380)	CR Bard, Inc.	(324,204)
(10,976)	DexCom, Inc.[2]	(315,340)
(7,280)	Haemonetics Corp.[2]	(295,277)
(21,305)	NxStage Medical, Inc.[2]	(282,717)

		(1,217,538)

	Health Care Providers & Services — (1.0)%
(10,420)	Brookdale Senior Living, Inc.[2]	(282,174)

	Hotels, Restaurants & Leisure — (3.1)%
(8,387)	BJ’s Restaurants, Inc.[2]	(226,952)
(650)	Chipotle Mexican Grill, Inc.[2]	(342,530)
(9,587)	Pinnacle Entertainment, Inc.[2]	(224,336)
(3,238)	Ryman Hospitality Properties	(119,515)

		(913,333)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2013

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Household Durables — (2.1)%
(7,080)	Meritage Homes Corp.[2]	$(321,361)
(311)	NVR, Inc.[2]	(285,287)

		(606,648)

	Household Products — (0.3)%
(1,540)	Colgate-Palmolive Co.	(99,684)

	Insurance — (1.9)%
(5,811)	Loews Corp.	(280,729)
(504)	Markel Corp.[2]	(266,954)

		(547,683)

	Internet & Catalog Retail — (1.1)%
(918)	Amazon.Com, Inc.[2]	(334,180)

	Internet Software & Services — (1.0)%
(1,740)	Equinix, Inc.[2]	(280,975)

	IT Services — (1.1)%
(3,340)	WEX, Inc.[2]	(311,789)

	Machinery — (1.0)%
(4,358)	RBC Bearings, Inc.[2]	(299,787)

	Metals & Mining — (0.9)%
(3,467)	Compass Minerals International, Inc.	(258,187)

	Oil, Gas & Consumable Fuels — (5.8)%
(11,700)	Bill Barrett Corp.[2]	(323,739)
(8,580)	Cheniere Energy, Inc.[2]	(341,484)
(8,440)	Green Plains Renewable Energy, Inc.	(136,137)
(5,114)	Gulfport Energy Corp.[2]	(300,141)
(1,464)	Pioneer Natural Resources Co.	(299,798)
(8,080)	Williams Cos., Inc.	(288,537)

		(1,689,836)

	Personal Products — (0.5)%
(1,893)	Estee Lauder Companies (The) — Class A	(134,327)

	Pharmaceuticals — (0.7)%
(21,227)	Nektar Therapeutics[2]	(201,869)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2013

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Professional Services — (1.7)%
(1,929)	CoStar Group, Inc.[2]	$(341,414)
(1,361)	IHS, Inc. — Class A2	(148,417)

		(489,831)

	Real Estate Investment Trusts — (4.9)%
(3,390)	American Tower Corp.	(268,997)
(1,957)	AvalonBay Communities, Inc.	(244,723)
(1,141)	Boston Properties, Inc.	(118,093)
(4,726)	Equity Residential Properties Trust	(247,453)
(4,339)	Health Care REIT, Inc.	(281,384)
(2,994)	National Health Investors, Inc.	(187,185)
(3,212)	UDR, Inc.	(79,690)

		(1,427,525)

	Semiconductors & Semiconductor Equipment — (0.9)%
(10,246)	Microsemi Corp.[2]	(257,482)

	Software — (2.5)%
(5,404)	ACI Worldwide, Inc.[2]	(297,868)
(2,260)	Fair Isaac Corp.	(129,453)
(5,571)	Salesforce.com, Inc.[2]	(297,269)

		(724,590)

	Specialty Retail — (3.5)%
(15,960)	Aeropostale, Inc.[2]	(148,268)
(1,464)	DSW, Inc. — Class A	(128,349)
(5,000)	Hibbett Sports, Inc.[2]	(291,650)
(8,500)	Stage Stores, Inc.	(175,525)
(7,640)	Urban Outfitters, Inc.[2]	(289,403)

		(1,033,195)

	Textiles, Apparel & Luxury Goods — (2.2)%
(2,380)	Movado Group, Inc.	(110,979)
(2,080)	PVH Corp.	(259,106)
(3,520)	Under Armour, Inc. — Class A2	(285,648)

		(655,733)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2013

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Trading Companies & Distributors — (1.1)%
(4,880)	United Rentals, Inc.[2]	$(315,199)

	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $(16,016,880))	(17,989,176)

TOTAL SHORT INVESTMENTS (Proceeds $(16,016,880))	(61.8)%	$(17,989,176)

TOTAL INVESTMENTS (Cost $15,294,710)[3]	61.9%	$18,015,048
OTHER ASSETS IN EXCESS OF LIABILITIES	38.1	11,092,887

NET ASSETS	100.0%	$29,107,935

*	Percentages indicated are based on net assets.
[1]	Securities or partial securities on loan. See Note 1.
[2]	Non income-producing security.
[3]	Aggregate cost for federal tax purposes was $15,387,094.
Abbreviations:
FNMA — Federal National Mortgage Association
REIT — Real Estate Investment Trust

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2013

INDUSTRY DIVERSIFICATION

On October 31, 2013, industry diversification of the Portfolio was as follows (Unaudited):

	% of
	Net Assets	Value

INDUSTRIES:
Long Positions:
Real Estate Investment Trusts	6.8%	$1,966,782
Oil, Gas & Consumable Fuels	6.4	1,858,274
Commercial Banks	5.5	1,590,401
Health Care Equipment & Supplies	4.8	1,385,185
Energy Equipment & Services	4.6	1,344,519
Aerospace & Defense	4.3	1,254,609
Insurance	4.1	1,195,124
Specialty Retail	4.1	1,193,347
IT Services	4.0	1,161,981
Computers & Peripherals	3.4	977,059
Health Care Providers & Services	2.7	796,205
Semiconductors & Semiconductor Equipment	2.6	766,788
Professional Services	2.4	686,447
Chemicals	2.3	668,024
Textiles, Apparel & Luxury Goods	2.0	595,632
Multi-Utilities	2.0	583,918
Machinery	1.9	557,453
Food Products	1.8	535,167
Consumer Finance	1.7	503,953
Construction & Engineering	1.7	490,567
Hotels, Restaurants & Leisure	1.6	455,427
Pharmaceuticals	1.5	436,866
Paper & Forest Products	1.5	427,359
Diversified Consumer Services	1.4	407,143
Food & Staples Retailing	1.4	399,359
Internet Software & Services	1.4	396,988
Software	1.3	388,747
Metals & Mining	1.3	371,692
Automobiles	1.2	358,508
Media	1.1	327,075
Electrical Equipment	1.0	304,480
Airlines	1.0	297,630
Household Products	1.0	290,406
Electronic Equipment, Instruments & Components	0.9	271,786
Communications Equipment	0.9	268,718
Auto Components	0.9	259,688
Health Care Technology	0.8	233,284
Biotechnology	0.8	232,122

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2013

On October 31, 2013, industry diversification of the Portfolio was as follows (Unaudited):

	% of
	Net Assets	Value

Diversified Financial Services	0.8%	$227,705
Multi-line Retail	0.8	217,828
Containers & Packaging	0.6	172,391
Leisure Equipment & Products	0.6	171,748
Air Freight & Logistics	0.5	145,834
Short Positions:
Household Products	(0.3)	(99,684)
Food & Staples Retailing	(0.4)	(127,207)
Personal Products	(0.5)	(134,327)
Commercial Services & Supplies	(0.7)	(196,118)
Pharmaceuticals	(0.7)	(201,869)
Communications Equipment	(0.8)	(239,421)
Semiconductors & Semiconductor Equipment	(0.9)	(257,482)
Metals & Mining	(0.9)	(258,187)
Electric Utilities	(0.9)	(265,759)
Internet Software & Services	(1.0)	(280,975)
Health Care Providers & Services	(1.0)	(282,174)
Electrical Equipment	(1.0)	(287,559)
Machinery	(1.0)	(299,787)
IT Services	(1.1)	(311,789)
Trading Companies & Distributors	(1.1)	(315,199)
Capital Markets	(1.1)	(323,081)
Internet & Catalog Retail	(1.1)	(334,180)
Beverages	(1.2)	(351,551)
Energy Equipment & Services	(1.3)	(373,606)
Construction Materials	(1.5)	(428,906)
Computers & Peripherals	(1.6)	(474,930)
Professional Services	(1.7)	(489,831)
Insurance	(1.9)	(547,683)
Aerospace & Defense	(1.9)	(557,775)
Chemicals	(2.0)	(583,128)
Building Products	(2.1)	(603,495)
Household Durables	(2.1)	(606,648)
Textiles, Apparel & Luxury Goods	(2.2)	(655,733)
Software	(2.5)	(724,590)
Hotels, Restaurants & Leisure	(3.1)	(913,333)
Specialty Retail	(3.5)	(1,033,195)
Commercial Banks	(3.8)	(1,095,075)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2013

On October 31, 2013, industry diversification of the Portfolio was as follows (Unaudited):

	% of
	Net Assets	Value

Health Care Equipment & Supplies	(4.2)%	$(1,217,538)
Real Estate Investment Trusts	(4.9)	(1,427,525)
Oil, Gas & Consumable Fuels	(5.8)	(1,689,836)

TOTAL COMMON STOCKS	31.6%	$9,185,043
REPURCHASE AGREEMENT	4.8	1,394,687
INVESTMENT OF SECURITY LENDING COLLATERAL	25.5	7,435,318

TOTAL INVESTMENTS	61.9%	$18,015,048

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2013

Shares		Value

COMMON STOCKS* — 131.1%

	Aerospace & Defense — 6.5%
26,156	Exelis, Inc.	$431,312
4,654	General Dynamics Corp.	403,176
1,828	L-3 Communications Holdings, Inc.	183,623
7,120	Northrop Grumman Corp.[3]	765,471
8,460	Raytheon Co.[3]	696,850

		2,480,432

	Airlines — 1.7%
37,962	Southwest Airlines Co.[3]	653,706

	Auto Components — 2.0%
5,160	Delphi Automotive PLC	295,152
16,429	Gentex Corp/MI1	483,670

		778,822

	Automobiles — 3.0%
42,170	Ford Motor Co.[1,3]	721,529
11,493	General Motors Co.[1,2]	424,666

		1,146,195

	Beverages — 2.3%
14,067	Coca-Cola Enterprises, Inc.[3]	587,016
4,675	Constellation Brands, Inc.[2]	305,277

		892,293

	Biotechnology — 1.3%
20,706	Myriad Genetics, Inc.[1,2]	504,812

	Chemicals — 3.3%
7,480	LyondellBasell Industries N.V. — Class A3	558,008
8,520	Minerals Technologies, Inc.	482,488
1,243	PPG Industries, Inc.	226,947

		1,267,443

	Commercial Banks — 6.6%
4,446	Banner Corp.	170,104
26,126	Fifth Third Bancorp	497,178
23,381	Hanmi Financial Corp.[1]	408,700
49,714	KeyCorp[3]	622,916
45,218	Regions Financial Corp.	435,449
47,479	Wilshire Bancorp, Inc.	402,147

		2,536,494

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2013

Shares		Value

COMMON STOCKS* — (Continued)

	Commercial Services & Supplies — 1.9%
9,916	Avery Dennison Corp.	$467,242
11,889	Pitney Bowes, Inc.[1]	253,711

		720,953

	Communications Equipment — 2.7%
19,368	Cisco Systems, Inc.	435,780
35,534	Corning, Inc.[1,3]	607,276

		1,043,056

	Computers & Peripherals — 1.3%
20,894	Hewlett-Packard Co.[1]	509,187

	Construction & Engineering — 2.5%
10,389	EMCOR Group, Inc.[3]	385,016
10,588	URS Corp.[3]	574,082

		959,098

	Consumer Finance — 2.8%
10,438	Discover Financial Services[3]	541,523
21,365	SLM Corp.[1]	542,030

		1,083,553

	Containers & Packaging — 1.2%
7,322	Packaging Corp. of America	456,014

	Diversified Consumer Services — 1.6%
3,730	Capella Education Co.[1,2]	227,232
21,917	Service Corp. International[1]	394,725

		621,957

	Diversified Financial Services — 1.4%
10,645	Citigroup, Inc.[1]	519,263

	Electrical Equipment — 1.3%
7,800	EnerSys[1]	517,530

	Electronic Equipment, Instruments & Components — 1.3%
12,812	Avnet, Inc.[3]	508,636

	Energy Equipment & Services — 7.0%
9,741	Baker Hughes, Inc.[3]	565,855
10,974	Halliburton Co.[1,3]	581,951

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2013

Shares		Value

COMMON STOCKS* — (Continued)
	Energy Equipment & Services — (Continued)

7,273	Helmerich & Payne, Inc.[1]	$564,021
5,442	National Oilwell Varco, Inc.[1]	441,781
6,201	Oceaneering International, Inc.	532,542

		2,686,150

	Food & Staples Retailing — 3.3%
9,289	CVS Caremark Corp.[3]	578,333
16,460	Kroger Co. (The)[3]	705,147

		1,283,480

	Food Products — 4.0%
4,955	J & J Snack Foods Corp.[1]	423,999
7,259	Sanderson Farms, Inc.[1]	458,842
23,033	Tyson Foods, Inc. — Class A3	637,323

		1,520,164

	Gas Utilities — 1.6%
3,836	Southwest Gas Corp.	208,141
9,680	UGI Corp.	400,462

		608,603

	Health Care Equipment & Supplies — 2.2%
7,065	St Jude Medical, Inc.[3]	405,461
10,438	Thoratec Corp.[2,3]	450,817

		856,278

	Health Care Providers & Services — 5.2%
10,015	Aetna, Inc.[3]	627,941
17,334	Amedisys, Inc.[1,2]	282,198
7,329	Omnicare, Inc.[1,3]	404,194
8,089	WellPoint, Inc.[1,3]	685,947

		2,000,280

	Health Care Technology — 0.7%
11,153	Omnicell, Inc.[1,2]	257,300

	Hotels, Restaurants & Leisure — 1.1%
6,594	Wyndham Worldwide Corp.	437,842

	Household Products — 1.1%
4,296	Energizer Holdings, Inc.[1]	421,481

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2013

Shares		Value

COMMON STOCKS* — (Continued)

	Insurance — 5.2%
22,576	Horace Mann Educators Corp.[3]	$625,355
13,145	Lincoln National Corp.[1,3]	596,914
4,935	Primerica, Inc.	211,958
4,917	Principal Financial Group, Inc.[1]	233,361
10,645	XL Group PLC	325,418

		1,993,006

	Internet Software & Services — 2.4%
11,335	Akamai Technologies, Inc.[1,2]	507,128
7,822	eBay, Inc.[2]	412,298

		919,426

	IT Services — 5.4%
5,329	Accenture PLC — Class A	391,682
6,847	Automatic Data Processing, Inc.	513,320
6,067	Cognizant Technology Solutions Corp. — Class A2	527,404
3,257	Visa, Inc. — Class A3	640,554

		2,072,960

	Life Sciences Tools & Services — 1.3%
10,833	Parexel International Corp.[1,2]	495,176

	Machinery — 4.8%
10,588	AGCO Corp.[3]	618,127
9,910	IDEX Corp.[1,3]	685,277
11,509	Oshkosh Corp.[2,3]	547,713

		1,851,117

	Media — 4.4%
7,461	CBS Corp. — Class B	441,244
11,436	Comcast Corp. — Class A	544,125
24,847	Gannett Co., Inc.[1,3]	687,516

		1,672,885

	Multi-line Retail — 1.0%
8,535	Macy’s, Inc.	393,549

	Multi-Utilities — 2.6%
12,002	Ameren Corp.	434,232
8,617	Public Service Enterprise Group, Inc.[1]	288,670
7,734	Vectren Corp.	270,071

		992,973

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2013

Shares		Value

COMMON STOCKS* — (Continued)

	Office Electronics — 1.1%
42,364	Xerox Corp.	$421,098

	Oil, Gas & Consumable Fuels — 4.2%
6,444	Delek US Holdings, Inc.	164,644
2,706	HollyFrontier Corp.	124,639
10,890	Peabody Energy Corp.	212,137
10,517	Tesoro Corp.	514,176
14,884	Valero Energy Corp.[1,3]	612,774

		1,628,370

	Paper & Forest Products — 1.1%
15,902	PH Glatfelter Co.	416,632

	Pharmaceuticals — 2.6%
2,223	Allergan, Inc.	201,426
12,190	Endo Health Solutions, Inc.[1,2,3]	533,069
10,928	Lannett Co., Inc.[2]	258,010

		992,505

	Professional Services — 3.8%
21,367	Kelly Services, Inc.[1]	445,715
8,139	Manpowergroup, Inc.[3]	635,656
10,249	Robert Half International, Inc.	394,894

		1,476,265

	Real Estate Investment Trusts — 9.9%
16,282	Apartment Investment & Management Co. — Class A	455,570
36,163	Brandywine Realty Trust[1]	514,600
27,187	CBL & Associates Properties, Inc.[3]	538,574
18,022	CommonWealth	439,196
22,383	Corporate Office Properties Trust	550,622
29,881	Cousins Properties, Inc.[1]	338,552
19,360	Hospitality Properties Trust[3]	568,797
5,238	Liberty Property Trust	194,801
10,155	Piedmont Office Realty Trust, Inc. — Class A	187,664

		3,788,376

	Semiconductors & Semiconductor Equipment — 3.8%
21,902	Intel Corp.[1]	535,066
67,835	LSI Corp.	575,241
28,355	Marvell Technology Group, Ltd.	340,260

		1,450,567

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2013

Shares		Value

COMMON STOCKS* — (Continued)

	Software — 1.2%
13,884	Oracle Corp.	$465,114

	Specialty Retail — 5.4%
10,852	Foot Locker, Inc.	376,565
14,304	Gap, Inc. (The)[1,3]	529,105
5,426	Home Depot, Inc.	422,631
3,762	PetSmart, Inc.[1]	273,723
7,932	TJX Cos., Inc. (The)	482,186

		2,084,210

	TOTAL COMMON STOCKS (Cost $39,212,517)	50,385,251

TOTAL LONG INVESTMENTS (Cost $39,212,517)	131.1%	$50,385,251

COMMON STOCKS SOLD SHORT* — (31.6)%

	Aerospace & Defense — (1.2)%
(3,259)	Cubic Corp.	(171,097)
(2,355)	Rockwell Collins, Inc.	(164,450)
(981)	TransDigm Group, Inc.	(142,647)

		(478,194)

	Auto Components — (0.2)%
(1,375)	Drew Industries, Inc.	(69,108)

	Beverages — (0.5)%
(2,580)	Brown-Forman Corp. — Class B	(188,288)

	Building Products — (1.2)%
(6,481)	Quanex Building Products Corp.	(115,232)
(2,855)	Trex Co., Inc.[2]	(200,478)
(5,219)	USG Corp.[2]	(142,531)

		(458,241)

	Chemicals — (0.4)%
(2,581)	Rockwood Holdings, Inc.	(163,248)

	Commercial Banks — (1.7)%
(3,287)	CIT Group, Inc.[2]	(158,302)
(2,920)	First Financial Holdings, Inc.	(174,996)
(2,929)	IBERIABANK Corp.	(171,141)
(9,858)	TCF Financial Corp.	(149,644)

		(654,083)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2013

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Commercial Services & Supplies — (1.7)%
(2,498)	Clean Harbors, Inc.[2]	$(154,251)
(2,480)	G&K Services, Inc. — Class A	(154,752)
(4,842)	Mobile Mini, Inc.[2]	(174,893)
(4,333)	Team, Inc.[2]	(161,578)

		(645,474)

	Communications Equipment — (0.8)%
(2,334)	Loral Space & Communications, Inc.	(166,578)
(2,317)	Viasat, Inc.[2]	(153,200)

		(319,778)

	Computers & Peripherals — (0.5)%
(4,842)	NCR Corp.[2]	(176,975)

	Construction Materials — (0.7)%
(1,368)	Martin Marietta Materials, Inc.	(134,187)
(2,647)	Vulcan Materials Co.	(141,747)

		(275,934)

	Electric Utilities — (0.4)%
(3,975)	Southern Co. (The)	(162,617)

	Electrical Equipment — (0.9)%
(1,941)	Acuity Brands, Inc.	(195,090)
(4,804)	Babcock & Wilcox Co.	(154,737)

		(349,827)

	Food Products — (1.1)%
(4,015)	Hillshire Brands Co.	(131,813)
(2,581)	Kellogg Co.	(163,248)
(1,948)	McCormick & Co., Inc.	(134,704)

		(429,765)

	Gas Utilities — (0.4)%
(2,275)	South Jersey Industries, Inc.	(135,476)

	Health Care Equipment & Supplies — (1.3)%
(1,093)	CR Bard, Inc.	(148,888)
(7,257)	DexCom, Inc.[2]	(208,494)
(10,185)	NxStage Medical, Inc.[2]	(135,155)

		(492,537)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2013

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Hotels, Restaurants & Leisure — (1.3)%
(5,087)	BJ’s Restaurants, Inc.[2]	$(137,654)
(377)	Chipotle Mexican Grill, Inc.[2]	(198,668)
(2,251)	Vail Resorts, Inc.	(158,583)

		(494,905)

	Household Durables — (0.8)%
(158)	NVR, Inc.[2]	(144,937)
(4,371)	Toll Brothers, Inc.[2]	(143,718)

		(288,655)

	Household Products — (0.5)%
(2,647)	Colgate-Palmolive Co.	(171,340)

	Insurance — (1.4)%
(9,270)	Genworth Financial, Inc. — Class A2	(134,693)
(3,227)	Loews Corp.	(155,896)
(245)	Markel Corp.[2]	(129,769)
(3,994)	Unum Group	(126,770)

		(547,128)

	Internet & Catalog Retail — (0.5)%
(550)	Amazon.Com, Inc.[2]	(200,217)

	Internet Software & Services — (0.3)%
(669)	Equinix, Inc.[2]	(108,030)

	IT Services — (0.4)%
(1,800)	WEX, Inc.[2]	(168,030)

	Machinery — (1.3)%
(4,804)	Esco Technologies, Inc.	(173,329)
(1,959)	Lincoln Electric Holdings, Inc.	(135,641)
(2,885)	RBC Bearings, Inc.[2]	(198,459)

		(507,429)

	Media — (1.1)%
(2,072)	Discovery Communications, Inc. Series A2	(184,242)
(565)	Morningstar, Inc.	(45,364)
(2,126)	Viacom, Inc. — Class B	(177,075)

		(406,681)

	Metals & Mining — (0.4)%
(1,845)	Compass Minerals International, Inc.	(137,397)

	Multi-line Retail — (0.4)%
(2,393)	Family Dollar Stores, Inc.	(164,830)

	Personal Products — (0.4)%
(2,280)	Estee Lauder Companies (The) — Class A	(161,789)

	Professional Services — (1.2)%
(7,009)	Acacia Research Corp.	(105,766)
(2,736)	Advisory Board Co. (The)[2]	(187,690)
(980)	CoStar Group, Inc.[2]	(173,450)

		(466,906)

	Real Estate Investment Trusts — (4.2)%
(4,239)	American Campus Communities, Inc.	(146,500)
(2,299)	American Tower Corp.	(182,426)
(1,100)	AvalonBay Communities, Inc.	(137,555)
(1,368)	Boston Properties, Inc.	(141,588)
(2,901)	Equity Residential Properties Trust	(151,896)
(791)	Essex Property Trust, Inc.	(127,351)
(1,601)	Federal Realty Investment Trust	(165,863)
(6,029)	General Growth Properties, Inc.	(127,996)
(2,223)	National Health Investors, Inc.	(138,982)
(1,790)	SL Green Realty Corp.	(169,280)
(5,606)	UDR, Inc.	(139,085)

		(1,628,522)

	Real Estate Management & Development — (0.3)%
(3,090)	Alexander & Baldwin, Inc.[2]	(114,330)

	Road & Rail — (0.4)%
(1,620)	Genesee & Wyoming, Inc. — Class A2	(161,741)

	Specialty Retail — (1.8)%
(2,468)	Dick’s Sporting Goods, Inc.	(131,322)
(2,091)	DSW, Inc. — Class A	(183,318)
(3,015)	Hibbett Sports, Inc.[2]	(175,865)
(961)	Sherwin-Williams Co. (The)	(180,668)

		(671,173)

	Textiles, Apparel & Luxury Goods — (1.0)%
(5,240)	Movado Group, Inc.	(244,341)
(824)	Ralph Lauren Corp.	(136,488)

		(380,829)

	Trading Companies & Distributors — (0.9)%
(3,429)	GATX Corp.	(176,765)
(2,885)	United Rentals, Inc.[2]	(186,342)

		(363,107)

	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $(11,409,091))	(12,142,584)

TOTAL SHORT INVESTMENTS (Proceeds $(11,409,091))	(31.6)%	$(12,142,584)

TOTAL INVESTMENTS (Cost $27,803,426)[4]	99.5%	$38,242,667
OTHER ASSETS IN EXCESS OF LIABILITIES	0.5	183,827

NET ASSETS	100.0%	$38,426,494

*	Percentages indicated are based on net assets.
[1]	Securities or partial securities on loan. See Note 1.
[2]	Non income-producing security.
[3]	All or a portion of security pledged as collateral for securities sold short. The total market value of collateral is $3,384,108.
[4]	Aggregate cost for federal tax purposes was $27,981,874.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2013

Shares	Value

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2013

Shares	Value

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2013

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2013

% of
Net Assets	Value

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2013

% of
Net Assets	Value

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2013

Shares		Value

EXCHANGE-TRADED FUNDS* — 2.5%
25,500	SPDR S&P 500 ETF Trust	$4,481,115
30,000	Vanguard S&P 500 ETF	4,826,400

	TOTAL EXCHANGE-TRADED FUNDS (Cost $6,865,843)	9,307,515

Face
Amount

REPURCHASE AGREEMENT* — 4.8%
$18,418,144	With State Street Bank and Trust Co., dated 10/31/13, 0.01%, principal and interest in the amount of $18,418,149, due 11/1/13, (collateralized by a FNMA security with a par value of $18,305,299, coupon rate of 3.042%, due 1/1/42, market value of $18,789,291)	18,418,144

	TOTAL REPURCHASE AGREEMENT (Cost $18,418,144)	18,418,144

TOTAL INVESTMENTS (Cost $25,283,987)[1]	7.3%	$27,725,659
OTHER ASSETS IN EXCESS OF LIABILITIES	92.7	353,820,195

NET ASSETS[2]	100.0%	$381,545,854

*	Percentages indicated are based on net assets.
[1]	Aggregate cost for federal tax purposes was $25,283,987.
[2]	Cash in the amount of $330,370,000 is held as collateral to secure the open written put options contracts.
FNMA — Federal National Mortgage Association

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2013

Name of Issuer,
Title of Issue and	Number of
Counterparty	Contracts	Value

WRITTEN OPTIONS
PUTS:
S&P 500 Index
expires November 2013 exercise price $1,700 Barclays Capital PLC	1,241	$(440,555)
S&P 500 Index
expires November 2013 exercise price $1,725 Barclays Capital PLC	540	(369,900)
S&P 500 Index
expires November 2013 exercise price $1,750 Barclays Capital PLC	150	(20,250)

TOTAL WRITTEN PUT OPTIONS (Premiums Received $(1,959,678))		$(830,705)

TOTAL WRITTEN OPTIONS (Premiums Received $(1,959,678))		$(830,705)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2013

SECTOR DIVERSIFICATION

On October 31, 2013, sector diversification of the Portfolio was as follows (Unaudited):

	% of
	Net Assets	Value

SECTOR:
Exchange-Traded Funds	2.5%	$9,307,515

TOTAL	2.5%	$9,307,515
REPURCHASE AGREEMENTS	4.8	18,418,144

TOTAL INVESTMENTS	7.3%	$27,725,659

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2013

Shares		Value

EXCHANGE-TRADED FUNDS — 41.3%
87,900	iShares MSCI EAFE Index Fund	$5,790,852
850,000	Vanguard MSCI EAFE ETF	34,722,500

	TOTAL EXCHANGE-TRADED FUNDS (Cost $38,854,406)	40,513,352

Face
Amount

REPURCHASE AGREEMENT* — 24.4%
$23,946,647	With State Street Bank and Trust Co., dated 10/31/13, 0.01%, principal and interest in the amount of $23,946,654, due 11/1/13, (collateralized by a FNMA security with a par value of $23,467,369, coupon rate of 3.500%, due 2/25/42, market value of $24,426,948)[2]	23,946,647

	TOTAL REPURCHASE AGREEMENT (Cost $23,946,647)	23,946,647

TOTAL INVESTMENTS (Cost $62,801,053)[1]	65.7%	$64,459,999
OTHER ASSETS IN EXCESS OF LIABILITIES	34.3	33,722,291

NET ASSETS[2]	100.0%	$98,182,290

*	Percentages indicated are based on net assets.
[1]	Aggregate cost for federal tax purposes was $62,801,053.
[2]	Cash in the amount of $34,695,252 and or a portion of this short term investment is pledged as collateral to secure the open written put options contracts.
Abbreviations:
FNMA — Federal National Mortgage Association

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2013

Name of Issuer,
Title of Issue and	Number of
Counterparty	Contracts	Value

WRITTEN OPTIONS
CALLS:
iShares MSCI EAFE Index Fund
expires November 2013 exercise price $66 Barclays Capital PLC	3,041	$(183,981)
iShares MSCI EAFE Index Fund
expires November 2013 exercise price $67 Barclays Capital PLC	283	(6,367)
iShares MSCI EAFE Index Fund
expires November 2013 exercise price $68 Barclays Capital PLC	2,000	(16,000)

TOTAL WRITTEN CALL OPTIONS (Premiums Received $(301,132))		$(206,348)

PUTS:
iShares MSCI EAFE Index Fund
expires November 2013 exercise price $64 Barclays Capital PLC	3,692	(66,456)
iShares MSCI EAFE Index Fund
expires November 2013 exercise price $65 Barclays Capital PLC	2,002	(70,070)
iShares MSCI EAFE Index Fund
expires November 2013 exercise price $66 Barclays Capital PLC	1,407	(99,194)

TOTAL WRITTEN PUT OPTIONS (Premiums Received $(282,804))		$(235,720)

TOTAL WRITTEN OPTIONS (Premiums Received $(583,936))		$(442,068)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2013

SECTOR DIVERSIFICATION

On October 31, 2013, sector diversification of the Portfolio was as follows (Unaudited):

	% of
	Net Assets	Value

SECTOR:
Exchange-Traded Funds	41.3%	$40,513,352

TOTAL	41.3%	$40,513,352
REPURCHASE AGREEMENTS	24.4	23,946,647

TOTAL INVESTMENTS	65.7%	$64,459,999

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2013

Shares		Value

COMMON STOCKS* — 98.7%

	Japan — 20.9%
23,000	Asahi Kasei Corp.	$174,260
62,800	Citizen Holdings Co, Ltd.	445,150
21,700	Dena Co, Ltd.[1]	472,046
9,900	Electric Power Development Co, Ltd.	315,133
12,800	Fuji Oil Co, Ltd.	232,621
165,000	Hitachi, Ltd.	1,149,446
18,300	Honda Motor Co., Ltd.	728,613
8,100	Japan Airlines Co., Ltd.	472,013
17,300	Japan Tobacco, Inc.	624,581
46,400	JSR Corp.	878,641
6,200	KDDI Corp.	334,811
43,000	Marubeni Corp.	335,411
34,200	Mitsubishi Corp.	689,356
124,000	Mitsubishi UFJ Financial Group, Inc.	781,857
13,100	MS&AD Insurance Group Holdings	336,393
19,800	NKSJ Holdings, Inc.	509,045
77,000	Sekisui Chemical Co, Ltd.	890,359
23,300	Shionogi & Co, Ltd.	513,249
14,400	Sumisho Computer Systems Corp.	363,625
13,400	Sumitomo Mitsui Financial Group, Inc.	642,540
278,000	Toshiba Corp.	1,176,121
13,200	Toyota Motor Corp.	853,778
10,800	Tsumura & Co.[1]	338,289

		13,257,338

	United Kingdom — 19.5%
108,700	Aviva PLC	782,734
313,861	Barclays PLC	1,326,552
59,166	BG Group PLC	1,208,128
43,897	BHP Billiton PLC	1,358,771
173,283	BP Amoco PLC	1,341,143
72,612	Britvic PLC	727,663
142,507	HSBC Holdings PLC	1,558,569
98,823	Premier Oil PLC	549,672
28,359	Rio Tinto PLC	1,435,968
38,785	Royal Dutch Shell PLC	1,342,946
54,366	Smith & Nephew PLC	694,748

		12,326,894

	Germany — 11.8%
8,072	Allianz AG	1,357,913
9,400	BASF SE	978,017
7,989	Bayer AG	992,940
19,751	Deutsche Lufthansa AG2	382,543

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2013

Shares		Value

COMMON STOCKS* — (Continued)
	Germany — (Continued)

6,977	GEA Group AG	$303,610
6,132	Hannover Rueckversicherung AG	491,967
13,688	Metro AG1	641,829
9,015	Siemens AG Reg.	1,152,773
4,908	Volkswagen AG	1,202,822

		7,504,414

	Switzerland — 9.9%
44,907	Credit Suisse Group AG	1,397,173
9,768	Lonza Group AG	873,075
22,371	Novartis AG	1,736,967
6,187	Roche Holding AG	1,712,872
2,042	Zurich Financial Services AG	564,653

		6,284,740

	France — 9.4%
37,951	AXA SA	948,114
22,807	BNP Paribas	1,688,896
6,942	Casino Guichard Perrachon	781,468
12,456	Compagnie de Saint-Gobain	655,260
32,748	Societe Generale	1,859,467

		5,933,205

	Netherlands — 5.4%
31,863	Delta Lloyd N.V.	677,482
101,521	ING Groep N.V., ADR[2]	1,293,353
34,442	Koninklijke Ahold N.V.	655,626
38,908	Reed Elsevier N.V.	783,693

		3,410,154

	South Korea — 4.6%
7,778	Kia Motors Corp.	452,418
5,871	LG Corp.	347,030
961	Lotte Shopping Co, Ltd.	364,650
4,747	POSCO, ADR	353,462
484	Samsung Electronics Co., Ltd	668,451
20,420	Samsung Heavy Industries Co, Ltd.	749,808

		2,935,819

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2013

Shares		Value

COMMON STOCKS* — (Continued)

	Hong Kong — 2.9%
255,000	SJM Holdings, Ltd.	$822,262
43,100	Standard Chartered PLC[1]	1,037,335

		1,859,597

	Australia — 2.9%
122,529	Downer EDI, Ltd.	570,935
17,735	National Australia Bank, Ltd.	591,874
119,213	Toll Holdings, Ltd.	650,130

		1,812,939

	Singapore — 2.4%
54,000	DBS Group Holdings, Ltd.	727,709
178,000	SembCorp Industries, Ltd.	762,325

		1,490,034

	Brazil — 1.8%
26,480	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	280,953
49,037	Petroleo Brasileiro SA, Sponsored ADR	854,715

		1,135,668

	Sweden — 1.3%
72,918	Meda AB	819,196

	Finland — 1.2%
46,125	UPM-Kymmene OYJ	733,353

	Taiwan — 1.0%
35,000	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	644,350

	Norway — 0.8%
21,743	Telenor ASA	522,295

	Denmark — 0.7%
51,203	TDC AS	462,325

	China — 0.7%
201,500	CNOOC, Ltd.	412,720

	Malaysia — 0.6%
127,800	Tenaga Nasional BHD	381,916

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2013

Shares		Value

COMMON STOCKS* — (Continued)

	Thailand — 0.6%
55,200	Bangkok Bank PCL, ADR	$365,340

	Italy — 0.3%
47,515	Enel SPA	209,669

	TOTAL COMMON STOCKS (Cost $47,257,046)	62,501,966

Face
Amount

REPURCHASE AGREEMENT* — 1.1%
$712,311	With State Street Bank and Trust Co., dated 10/31/13, 0.01%, principal and interest in the amount of $712,311, due 11/1/13, (collateralized by a FNMA security with a par value of $700,075, coupon rate of 3.500%, due 2/25/42, market value of $728,701)	712,311

	TOTAL REPURCHASE AGREEMENT (Cost $712,311)	712,311

Shares

INVESTMENT OF SECURITY LENDING COLLATERAL* — 2.4%
1,506,216	State Street Navigator Securities Lending Prime Portfolio	1,506,216

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $1,506,216)	1,506,216

TOTAL INVESTMENTS (Cost $49,475,573)[3]	102.2%	$64,720,493
LIABILITIES IN EXCESS OF OTHER ASSETS	(2.2)	(1,376,143)

NET ASSETS	100.0%	$63,344,350

*	Percentages indicated are based on net assets.
[1]	Securities or partial securities on loan. See Note 1.
[2]	Non income-producing security.
[3]	Aggregate cost for federal tax purposes was $51,002,463.
Abbreviations:
ADR — American Depositary Receipt
FNMA — Federal National Mortgage Association

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2013

INDUSTRY DIVERSIFICATION

On October 31, 2013, industry diversification of the Portfolio was as follows (Unaudited):

	% of
	Net Assets	Value

INDUSTRIES:
Commercial Banks	16.7%	$10,580,139
Pharmaceuticals	9.7	6,113,513
Oil, Gas & Consumable Fuels	9.0	5,709,324
Insurance	8.9	5,668,301
Automobiles	5.1	3,237,631
Metals & Mining	5.0	3,148,201
Industrial Conglomerates	3.6	2,262,128
Food & Staples Retailing	3.3	2,078,923
Chemicals	3.2	2,030,918
Electronic Equipment, Instruments & Components	2.5	1,594,596
Capital Markets	2.2	1,397,173
Diversified Financial Services	2.0	1,293,353
Computers & Peripherals	1.9	1,176,121
Machinery	1.7	1,053,418
Trading Companies & Distributors	1.6	1,024,767
Diversified Telecommunication Services	1.6	984,620
Household Durables	1.4	890,359
Life Sciences Tools & Services	1.4	873,075
Airlines	1.4	854,556
Hotels, Restaurants & Leisure	1.3	822,262
Media	1.2	783,693
Paper & Forest Products	1.2	733,353
Beverages	1.1	727,663
Health Care Equipment & Supplies	1.1	694,748
Electrical Equipment	1.1	668,451
Building Products	1.0	655,260
Air Freight & Logistics	1.0	650,130
Semiconductors & Semiconductor Equipment	1.0	644,350
Tobacco	1.0	624,581
Electric Utilities	0.9	591,585
Commercial Services & Supplies	0.9	570,935
Internet Software & Services	0.7	472,046
Multi-line Retail	0.6	364,650
Software	0.6	363,625
Wireless Telecommunication Services	0.5	334,811

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2013

On October 31, 2013, industry diversification of the Portfolio was as follows (Unaudited):

	% of
	Net Assets	Value

Independent Power Producers & Energy Traders	0.5%	$315,133
Water and Sewer	0.4	280,953
Food Products	0.4	232,621

TOTAL COMMON STOCKS	98.7%	$62,501,966
REPURCHASE AGREEMENTS	1.1	712,311
INVESTMENTS OF SECURITY LENDING COLLATERAL	2.4	1,506,216

TOTAL INVESTMENTS	102.2%	$64,720,493

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2013

Shares		Value

COMMON STOCKS* — 97.6%

	Japan — 20.6%
9,000	Asahi Kasei Corp.	$68,189
24,600	Citizen Holdings Co, Ltd.	174,374
6,900	Dena Co, Ltd.[1]	150,097
3,800	Electric Power Development Co, Ltd.	120,960
5,100	Fuji Oil Co, Ltd.	92,685
67,000	Hitachi, Ltd.	466,745
8,300	Honda Motor Co., Ltd.	330,464
3,500	Japan Airlines Co., Ltd.	203,956
6,900	Japan Tobacco, Inc.	249,110
18,400	JSR Corp.	348,427
3,200	KDDI Corp.	172,806
16,000	Marubeni Corp.	124,804
10,900	Mitsubishi Corp.	219,707
53,200	Mitsubishi UFJ Financial Group, Inc.	335,442
5,000	MS&AD Insurance Group Holdings	128,394
9,400	NKSJ Holdings, Inc.	241,668
35,000	Sekisui Chemical Co, Ltd.	404,708
12,300	Shionogi & Co, Ltd.	270,943
6,400	Sumisho Computer Systems Corp.	161,611
4,900	Sumitomo Mitsui Financial Group, Inc.	234,959
90,000	Toshiba Corp.	380,759
5,800	Toyota Motor Corp.	375,145
5,300	Tsumura & Co.	166,012

		5,421,965

	United Kingdom — 18.1%
45,086	Aviva PLC	324,658
114,599	Barclays PLC	484,360
27,041	BG Group PLC	552,158
19,472	BHP Billiton PLC	602,729
55,560	BP Amoco PLC	430,013
28,655	Britvic PLC	287,159
60,707	HSBC Holdings PLC	663,939
39,041	Premier Oil PLC	217,153
9,622	Rio Tinto PLC	487,213
12,627	Royal Dutch Shell PLC	437,215
21,385	Smith & Nephew PLC	273,281

		4,759,878

	Germany — 11.7%
3,286	Allianz AG	552,788
4,325	BASF SE	449,992
3,288	Bayer AG	408,660
5,630	Deutsche Lufthansa AG2	109,043

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2013

Shares		Value

COMMON STOCKS* — (Continued)
	Germany — (Continued)

3,033	GEA Group AG	$131,984
2,604	Hannover Rueckversicherung AG	208,917
5,498	Metro AG1	257,800
3,974	Siemens AG Reg.	508,167
1,830	Volkswagen AG	448,485

		3,075,836

	France — 9.9%
13,857	AXA SA	346,184
9,891	BNP Paribas	732,445
3,070	Casino Guichard Perrachon	345,593
7,557	Compagnie de Saint-Gobain	397,543
13,844	Societe Generale	786,077

		2,607,842

	Switzerland — 9.4%
17,415	Credit Suisse Group AG	541,825
3,815	Lonza Group AG	340,989
8,181	Novartis AG	635,203
2,616	Roche Holding AG	724,240
875	Zurich Financial Services AG	241,955

		2,484,212

	Netherlands — 5.7%
11,825	Delta Lloyd N.V.	251,428
42,180	ING Groep N.V., ADR[2]	537,363
16,083	Koninklijke Ahold N.V.	306,150
19,627	Reed Elsevier N.V.	395,331

		1,490,272

	South Korea — 4.8%
4,333	Kia Motors Corp.	252,035
1,855	LG Corp.	109,647
456	Lotte Shopping Co, Ltd.	173,029
1,559	POSCO, ADR	116,083
241	Samsung Electronics Co., Ltd	332,845
7,640	Samsung Heavy Industries Co, Ltd.	280,535

		1,264,174

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2013

Shares		Value

COMMON STOCKS* — (Continued)

	Hong Kong — 3.3%
120,000	SJM Holdings, Ltd.	$386,947
19,550	Standard Chartered PLC[1]	470,531

		857,478

	Australia — 3.1%
49,304	Downer EDI, Ltd.	229,736
10,244	National Australia Bank, Ltd.	341,876
47,530	Toll Holdings, Ltd.	259,206

		830,818

	Singapore — 2.4%
27,000	DBS Group Holdings, Ltd.	363,854
59,990	SembCorp Industries, Ltd.	256,921

		620,775

	Brazil — 1.6%
9,230	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	97,931
19,298	Petroleo Brasileiro SA, Sponsored ADR	336,364

		434,295

	Finland — 1.2%
20,091	UPM-Kymmene OYJ	319,432

	Sweden — 1.1%
26,625	Meda AB	299,118

	Taiwan — 1.0%
14,800	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	272,468

	Norway — 1.0%
11,074	Telenor ASA	266,012

	China — 0.7%
87,000	CNOOC, Ltd.	178,197

	Denmark — 0.6%
18,749	TDC AS	169,290

	Malaysia — 0.6%
54,300	Tenaga Nasional BHD	162,269

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2013

Shares		Value

COMMON STOCKS* — (Continued)

	Thailand — 0.5%
19,400	Bangkok Bank PCL, ADR	$128,398

	Italy — 0.3%
19,820	Enel SPA	87,460

	TOTAL COMMON STOCKS (Cost $19,489,894)	25,730,189

Face
Amount

REPURCHASE AGREEMENT* — 2.8%
$730,134	With State Street Bank and Trust Co., dated 10/31/13, 0.01%, principal and interest in the amount of $730,134, due 11/1/13, (collateralized by a FNMA security with a par value of $717,047, coupon rate of 3.500%, due 2/25/42, market value of $746,367)	730,134

	TOTAL REPURCHASE AGREEMENT (Cost $730,134)	730,134

Shares

INVESTMENT OF SECURITY LENDING COLLATERAL* — 2.0%
529,913	State Street Navigator Securities Lending Prime Portfolio	529,913

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $529,913)	529,913

TOTAL INVESTMENTS (Cost $20,749,941)[3]	102.4%	$26,990,236
LIABILITIES IN EXCESS OF OTHER ASSETS	(2.4)	(625,483)

NET ASSETS	100.0%	$26,364,753

*	Percentages indicated are based on net assets.
[1]	Securities or partial securities on loan. See Note 1.
[2]	Non income-producing security.
[3]	Aggregate cost for federal tax purposes was $21,272,953.
Abbreviations:
ADR — American Depositary Receipt
FNMA — Federal National Mortgage Association

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2013

INDUSTRY DIVERSIFICATION

On October 31, 2013, industry diversification of the Portfolio was as follows (Unaudited):

	% of
	Net Assets	Value

INDUSTRIES:
Commercial Banks	17.2%	$4,541,881
Pharmaceuticals	9.5	2,504,176
Insurance	8.7	2,295,992
Oil, Gas & Consumable Fuels	8.2	2,151,100
Automobiles	5.3	1,406,129
Metals & Mining	4.6	1,206,025
Food & Staples Retailing	3.4	909,543
Industrial Conglomerates	3.3	874,735
Chemicals	3.3	866,608
Electronic Equipment, Instruments & Components	2.4	641,119
Capital Markets	2.1	541,825
Diversified Financial Services	2.0	537,363
Diversified Telecommunication Services	1.6	435,302
Machinery	1.6	412,519
Household Durables	1.5	404,708
Building Products	1.5	397,543
Media	1.5	395,331
Hotels, Restaurants & Leisure	1.5	386,947
Computers & Peripherals	1.4	380,759
Trading Companies & Distributors	1.3	344,511
Life Sciences Tools & Services	1.3	340,989
Electrical Equipment	1.3	332,845
Paper & Forest Products	1.2	319,432
Airlines	1.2	312,999
Beverages	1.1	287,159
Health Care Equipment & Supplies	1.0	273,281
Semiconductors & Semiconductor Equipment	1.0	272,468
Air Freight & Logistics	1.0	259,206
Electric Utilities	0.9	249,729
Tobacco	0.9	249,110
Commercial Services & Supplies	0.9	229,736
Multi-line Retail	0.7	173,029
Wireless Telecommunication Services	0.7	172,806
Software	0.6	161,611
Internet Software & Services	0.6	150,097

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2013

On October 31, 2013, industry diversification of the Portfolio was as follows (Unaudited):

	% of
	Net Assets	Value

Independent Power Producers & Energy Traders	0.5%	$120,960
Water and Sewer	0.4	97,931
Food Products	0.4	92,685

TOTAL COMMON STOCKS	97.6%	$25,730,189
REPURCHASE AGREEMENTS	2.8	730,134
INVESTMENTS OF SECURITY LENDING COLLATERAL	2.0	529,913

TOTAL INVESTMENTS	102.4%	$26,990,236

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2013

Shares		Value

COMMON STOCKS* — 98.5%

	Japan — 26.6%
100	Accordia Golf Co, Ltd.	$1,094
7,900	Alpine Electronics, Inc.	95,205
4,500	Aoyama Trading Co, Ltd.	114,273
14,000	ASKA Pharmaceutical Co, Ltd.	103,793
14,400	Belluna Co, Ltd.	76,152
4,700	Cawachi, Ltd.	88,188
17,000	Central Glass Co, Ltd.	58,955
300	Century Tokyo Leasing Corp.	9,458
7,000	Coca-Cola Central Japan Co, Ltd.	123,869
21,000	Dainichiseika Color & Chemicals Manufacturing Co, Ltd.	87,135
5,300	DCM Holdings Co, Ltd.	36,922
300	Dunlop Sports Co, Ltd.	3,731
16,800	EDION Corp.	83,889
4,300	Foster Electric Co, Ltd.	83,787
1,300	Funai Electric Co., Ltd.	13,776
14,000	Fuso Pharmaceutical Industries, Ltd.	44,422
300	Geo Corp.	2,795
12,000	Gunze, Ltd.	31,974
9,500	Hakuto Co, Ltd.	91,686
13	Hankyu Reit, Inc. REIT	74,830
10,000	Hanwa Co, Ltd.	46,374
41,000	Higashi-Nippon Bank, Ltd. (The)	90,481
174	Ichigo Real Estate Investment Corp. REIT	108,473
2,500	Iida Home Max[1,2]	57,564
11,700	Inabata & Co, Ltd.	114,109
1,500	Itochu Enex Co, Ltd.	8,161
28,000	J-Oil Mills, Inc.	88,274
6,000	Japan Vilene Co, Ltd.	34,476
2,100	Kaga Electronics Co, Ltd.	21,079
42,000	Kawasaki Kisen Kaisha, Ltd.	95,678
2,200	Keihin Corp.	35,775
19	Kenedix Realty Investment Corp. REIT	85,116
6,400	Kohnan Shoji Co, Ltd.	67,170
62,000	Kurabo Industries, Ltd.	107,821
4,100	Kuroda Electric Co, Ltd.	57,249
35,000	Kyodo Printing Co, Ltd.	97,173
2,000	Kyokuto Securities Co, Ltd.	34,801
200	Mars Engineering Corp.	3,818
19,000	Maruzen Showa Unyu Co, Ltd.	69,562
47,000	Mie Bank, Ltd. (The)	95,596
6,600	Mimasu Semiconductor Industry Co, Ltd.	57,657
35,000	Miyazaki Bank, Ltd. (The)	101,444
5,900	Nagase & Co, Ltd.	73,142
2,100	NEC Capital Solutions, Ltd.	51,726

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2013

Shares		Value

COMMON STOCKS* — (Continued)
	Japan — (Continued)

20,000	Nippon Flour Mills Co, Ltd.	$96,207
64,400	Nippon Light Metal Holdings Co, Ltd.	91,691
8,200	Nippon Paper Industries Co, Ltd.	130,343
50,000	Nippon Steel & Sumikin Bussan Corp.	151,531
11,400	Nipro Corp.	103,879
43,000	Nishimatsu Construction Co, Ltd.	150,870
4,300	Nisshin Steel Holdings Co, Ltd.	57,068
15,000	Nissin Corp.	43,934
9,900	Onoken Co, Ltd.	118,603
7,500	Otsuka Kagu, Ltd.	84,511
18	Premier Investment Corp.	73,589
4,500	Roland Corp.	53,956
5,600	Ryosan Co, Ltd.	108,207
2,800	Ryoyo Electro Corp.	25,599
9,500	S Foods, Inc.	95,454
34,000	Sakai Chemical Industry Co, Ltd.	112,377
5,000	San-Ai Oil Co, Ltd.	21,560
17,000	Sanki Engineering Co, Ltd.	105,807
11,200	Sanoh Industrial Co, Ltd.	80,301
5,200	Sanshin Electronics Co, Ltd.	33,898
8,000	Seiko Epson Corp.	129,848
34,000	Sekisui Plastics Co, Ltd.	95,780
8,400	Senshukai Co, Ltd.	72,527
10,800	Shinko Shoji Co, Ltd.	92,261
1,900	Showa Corp.	26,221
5,000	Sinanen Co, Ltd.	19,475
13,400	Sodick Co, Ltd.	62,414
400	Sumitomo Forestry Co, Ltd.	4,633
25,000	T RAD Co, Ltd.	78,816
6,000	Tochigi Bank, Ltd. (The)	22,882
11,000	Tokyo Energy & Systems, Inc.	58,395
29,000	Toyo Kohan Co, Ltd.	131,537
6,000	TSI Holdings Co, Ltd.	42,286
12,000	Uchida Yoko Co, Ltd.	35,147
5,400	UKC Holdings Corp.	107,363
18,000	UNY Co, Ltd.	113,312
2,400	Vital KSK Holdings, Inc.	16,792
3,100	Yachiyo Bank, Ltd. (The)	84,239
9,000	Yodogawa Steel Works, Ltd.	40,639
19,000	Yurtec Corp.	61,639

		5,864,244

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2013

Shares		Value

COMMON STOCKS* — (Continued)

	United Kingdom — 22.3%
2,408	African Barrick Gold PLC	$7,432
7,530	Amlin PLC	51,446
463	Anglo Pacific Group PLC	1,648
21,987	Avocet Mining PLC[1]	5,641
8,323	Balfour Beatty PLC	38,127
2,417	Bank of Georgia Holdings PLC	76,501
12,063	Barratt Developments PLC	64,814
4,330	BBA Aviation PLC	23,487
378	Beazley PLC	1,387
1,655	Bellway PLC	39,911
3,738	Berendsen PLC	58,167
1,619	Bovis Homes Group PLC	20,378
10,517	BowLeven PLC[1]	9,528
917	Britvic PLC	9,189
16,002	Cable & Wireless Communications PLC	12,005
10,903	Cape PLC	48,294
27,133	Carillion PLC	132,255
11,253	Catlin Group, Ltd.	92,380
19,604	Chesnara PLC	91,784
13,201	Computacenter PLC	125,623
14,237	CSR PLC	125,438
12,343	Dairy Crest Group PLC	106,276
74,362	Debenhams PLC	121,497
1,428	Derwent London PLC REIT	57,333
4,875	Drax Group PLC	49,713
20,099	DS Smith PLC	97,518
18,840	Electrocomponents PLC	90,111
54,612	Essar Energy PLC[1]	104,377
67,671	FirstGroup PLC	125,322
3,373	Galliford Try PLC	61,979
4,808	Grafton Group PLC	45,869
4,161	Great Portland Estates PLC REIT	38,229
2,204	Greencore Group PLC	6,365
3,727	Greene King PLC	49,301
10,142	Halfords Group PLC	68,868
8,343	Hargreaves Services PLC	116,515
1,714	Helical Bar PLC	8,245
35,566	Henderson Group PLC	122,265
92,911	Highland Gold Mining, Ltd.	103,909
50,155	Home Retail Group PLC	160,033
1,502	Hunting PLC	21,482
15,554	Inchcape PLC	158,614
7,472	Intermediate Capital Group PLC	57,447
5,565	Interserve PLC	54,787

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2013

Shares		Value

COMMON STOCKS* — (Continued)
	United Kingdom — (Continued)

6,484	JKX Oil & Gas PLC[1]	$7,719
4,286	John Wood Group PLC	55,802
1,901	Kazakhmys PLC	7,983
5,426	Kcom Group PLC	8,752
3,011	Keller Group PLC	50,741
3,214	Ladbrokes PLC	9,848
6,624	Lookers PLC	13,807
104,256	Man Group PLC	148,776
8,884	Marston’s PLC	21,652
26,609	Mecom Group PLC	28,585
562	Millennium & Copthorne Hotels PLC	5,132
8,400	Mondi PLC	150,040
10,593	N Brown Group PLC	89,085
31,549	National Express Group PLC	132,332
20,678	Pace PLC	100,990
936	Pennon Group PLC	10,220
4,723	Persimmon PLC	95,797
41,846	Petropavlovsk PLC	53,677
8,831	Phoenix Group Holdings	110,162
11,240	Playtech, Ltd.	132,734
10,333	Premier Oil PLC	57,474
135,470	Redefine International PLC	104,805
1,948	St Ives PLC	5,653
57,052	Stobart Group, Ltd.	129,898
723	Synergy Health PLC	12,021
51,495	Taylor Wimpey PLC	90,989
8,418	Thomas Cook Group PLC[1]	19,450
58,418	Trinity Mirror PLC[1]	125,046
17,403	UDG Healthcare PLC	87,060
18,181	Vesuvius PLC	141,501
753	William Hill PLC	4,840
4,220	Workspace Group PLC REIT	33,114

		4,907,175

	Australia — 7.1%
117,666	Arrium, Ltd.	154,029
66,537	Aspen Group REIT	103,765
14,969	Bank of Queensland, Ltd.	170,907
97,263	Beach Energy, Ltd.	131,457
1,755	BlueScope Steel, Ltd.[1]	8,277
374	Boart Longyear, Ltd.	152
7,438	Challenger Diversified Property Group REIT	18,348
7,699	Challenger, Ltd.	43,660
6,083	Commonwealth Property Office Fund	6,871

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2013

Shares		Value

COMMON STOCKS* — (Continued)
	Australia — (Continued)

48,589	CSG, Ltd.	$44,776
1,247	David Jones, Ltd.	3,206
3,953	Downer EDI, Ltd.	18,419
122,223	Emeco Holdings, Ltd.	39,854
841	Envestra, Ltd.	894
603,692	Grange Resources, Ltd.	122,675
36	GUD Holdings, Ltd.	202
1,456	Matrix Composites & Engineering, Ltd.[1]	936
1,417	Miclyn Express Offshore, Ltd.	2,813
76,865	Mount Gibson Iron, Ltd.	64,658
33,787	Myer Holdings, Ltd.	79,834
86,590	NRW Holdings, Ltd.	114,577
162,700	Pacific Brands, Ltd.	108,412
11,568	Primary Health Care, Ltd.	54,011
44,957	Programmed Maintenance Services, Ltd.	117,275
51,290	Seven West Media, Ltd.	122,161
2,285	Sigma Pharmaceuticals, Ltd.	1,231
16,166	Spark Infrastructure Group, 144A3	25,898

		1,559,298

	Germany — 5.9%
1,204	Aurubis AG	75,950
7,056	Balda AG	43,772
245	Bilfinger Berger SE	27,201
1,726	Cewe Stiftung & Co. KGAA	96,598
320	Deutsche Beteiligungs AG	8,412
5,279	Freenet AG	137,510
1,750	GAGFAH SA1	24,877
67	Gerresheimer AG	4,441
2,242	Grammer AG	104,518
1,818	Homag Group AG	43,888
2,648	Indus Holding AG	95,276
4,014	IVG Immobilien AG1	387
73	Kloeckner & Co. SE1	1,032
2,148	Leoni AG	145,851
241	MLP AG	1,503
292	Prime Office REIT-AG REIT[1]	1,278
1,852	Rheinmetall AG	114,877
2,946	Rhoen Klinikum AG	82,259
4,327	Sixt AG	130,395

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2013

Shares		Value

COMMON STOCKS* — (Continued)
	Germany — (Continued)

1,774	Stada Arzneimittel AG	$102,139
4,148	TUI AG1	55,075
939	Wacker Neuson SE	14,458

		1,311,697

	France — 5.2%
5,774	Acanthe Developpement SA REIT	3,371
601	ALBIOMA	14,696
1,732	Altamir	23,634
255	ANF Immobilier REIT	7,648
248	Bourbon SA	7,083
4,727	Cegid Group	137,925
4,284	Cie des Alpes	87,249
1,259	Ciments Francais SA	90,240
2,433	Credit Agricole Nord de France	52,425
16,011	Derichebourg SA1	56,086
2,290	Eiffage SA	135,952
230	Esso SA Francaise	14,802
2,258	Medica SA	58,097
32	Nexans SA	1,429
607	Nexity SA	23,818
551	Orpea	29,738
2,803	Peugeot SA1	36,939
2,432	Rallye SA	103,569
1,046	Societe Television Francaise 1	20,167
796	Sopra Group SA	69,623
1,632	Valeo SA	162,089

		1,136,580

	Sweden — 4.3%
7,997	B&B Tools AB	109,526
2,632	Bilia AB	63,768
3,481	Billerud AB	40,880
1,185	Fabege AB	13,642
638	Holmen AB	21,197
1,340	JM AB	38,256
24,439	Klovern AB	108,617
239	Lundbergforetagen AB	9,995
11,748	Meda AB	131,983
1,834	NCC AB	56,491
8,039	New Wave Group AB	45,653
5,924	Nolato AB	120,902

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2013

Shares		Value

COMMON STOCKS* — (Continued)
	Sweden — (Continued)

5,681	Peab AB	$33,446
4,138	Saab AB	83,015
12,795	SSAB AB	72,327

		949,698

	Switzerland — 3.6%
44	Acino Holding AG1	5,572
7,855	Ascom Holding AG	116,005
2,056	BKW SA	71,377
172	Galenica AG	152,124
609	GAM Holding AG	11,410
283	Helvetia Holding AG	133,570
918	Implenia AG	61,767
544	Siegfried Holding AG	89,692
528	Valora Holding AG	130,291
662	Vontobel Holding AG	26,521

		798,329

	Italy — 3.6%
10,852	Banca Carige SPA[1]	8,708
1,046	Banca Generali SPA	27,367
31,530	Banca Popolare di Milano Scarl[1]	21,144
9,923	Cairo Communication SPA	69,520
216	Delclima[1]	302
7,575	ERG SPA	92,565
1,645	GTECH SPA	50,008
65,758	Immobiliare Grande Distribuzione REIT	78,524
3,660	Indesit Co. SPA	37,867
21,949	Italcementi SPA	103,112
6,398	Mediaset SPA[1]	32,072
26,963	Sogefi SPA	153,758
23,194	Unipol Gruppo Finanziario SPA	123,132

		798,079

	Hong Kong — 2.8%
132,000	Century City International Holdings, Ltd.[2]	10,045
27,000	Champion REIT	12,050
120,500	Dickson Concepts International, Ltd.	75,070
286,000	Emperor International Holdings	82,262
197,000	Hong Kong Television Network, Ltd.	64,540
607,000	Pacific Andes International Holdings, Ltd.	27,402
23,000	Regal Real Estate Investment Trust REIT	6,823
656,000	Samson Holding, Ltd.	91,381

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2013

Shares		Value

COMMON STOCKS* — (Continued)
	Hong Kong — (Continued)

66,000	SOCAM Development, Ltd.	$78,574
278,000	Victory City International Holdings, Ltd.	39,084
617,600	VST Holdings, Ltd.	121,879
44,000	Win Hanverky Holdings, Ltd.	5,051

		614,161

	Norway — 2.6%
12,055	Austevoll Seafood ASA	74,925
83,685	BW Offshore, Ltd.	114,850
2,587	BWG Homes ASA[1]	4,824
604	Fred Olsen Energy ASA	25,436
37,748	Kvaerner ASA	61,507
3,869	Leroey Seafood Group ASA	120,235
15,051	SpareBank 1 SMN	127,046
5,798	Storebrand ASA[1]	37,439
1,120	Wilh Wilhelmsen ASA	10,395

		576,657

	Singapore — 2.4%
44,000	Ascott Residence Trust REIT	46,401
52,000	China XLX Fertiliser, Ltd.	13,186
186,000	Chip Eng Seng Corp, Ltd.	105,563
2,000	Ho Bee Land, Ltd.	3,317
239,000	K1 Ventures, Ltd.	35,209
315,000	Lippo Malls Indonesia Retail Trust REIT	114,112
2,000	Metro Holdings, Ltd.	1,344
30,000	QAF, Ltd.	20,287
24,000	Sabana Shari’ah Compliant Industrial Real Estate Investment Trust	21,059
18,000	Suntec Real Estate Investment Trust REIT	24,851
12,000	Swiber Holdings, Ltd.	6,038
74,000	Tat Hong Holdings, Ltd.	55,700
2,000	Wheelock Properties Singapore, Ltd.	2,737
48,000	Wing Tai Holdings, Ltd.	85,397

		535,201

	Finland — 2.0%
6,504	Atria PLC	71,971
310	Caverion Corp.[1]	2,424
5,805	Cramo OYJ	116,098
32,714	Oriola-KD OYJ	106,158

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2013

Shares		Value

COMMON STOCKS* — (Continued)
	Finland — (Continued)

4,123	Sanoma OYJ	$35,827
13,798	Technopolis PLC	93,671
310	YIT OYJ	4,024

		430,173

	Spain — 1.6%
42,056	Abengoa SA	102,040
9,000	Bankinter SA	54,952
6,880	CaixaBank	35,768
11,482	Ence Energia y Celulosa SA	46,146
2,534	Indra Sistemas SA	41,871
11,727	Papeles y Cartones de Europa SA	62,973

		343,750

	Denmark — 1.5%
1,391	Alm Brand AS1	5,444
1,478	Dfds AS	107,489
462	GN Store Nord AS	10,538
2,033	IC Companys AS	55,144
1,122	Pandora AS	53,493
2,745	Schouw & Co.	102,689

		334,797

	Israel — 1.4%
4,901	Clal Insurance Enterprises Holdings, Ltd.	96,290
13,840	Discount Investment Corp.[1]	97,140
11,697	Jerusalem Economy, Ltd.	104,987

		298,417

	Netherlands — 1.3%
144	APERAM	2,467
610	ASM International N.V.	20,138
8,414	BE Semiconductor Industries N.V.	91,576
10,763	BinckBank N.V.	103,756
712	Heijmans N.V.	9,473
4,590	Nieuwe Steen Investments N.V. REIT	34,588
1,224	Royal Imtech N.V.[1]	3,606
469	Vastned Retail N.V.	21,686

		287,290

	Austria — 1.0%
8,008	Austria Technologie & Systemtechnik AG	76,523
4,043	CA Immobilien Anlagen AG	61,591

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2013

Shares		Value

COMMON STOCKS* — (Continued)
	Austria — (Continued)

4,650	EVN AG	$70,964
1,662	S IMMO AG	11,193
35	Strabag SE	920

		221,191

	New Zealand — 0.7%
65,148	Air New Zealand, Ltd.	86,638
78,517	New Zealand Oil & Gas, Ltd.	54,478
4,546	Nuplex Industries, Ltd.	13,143
2,065	Sky Network Television, Ltd.	10,575

		164,834

	Belgium — 0.7%
391	Arseus N.V.	12,061
139	Barco N.V.	10,533
99	Cofinimmo REIT	11,958
333	Elia System Operator SA	15,237
339	N.V. Bekaert SA	14,225
14,084	Recticel SA	94,848
16	Tessenderlo Chemie N.V.	400

		159,262

	Portugal — 0.7%
18,491	Mota-Engil SGPS SA	85,110
22,815	Sonaecom — SGPS SA	74,097

		159,207

	Ireland — 0.6%
184	C&C Group PLC	1,079
522	Glanbia PLC	7,314
1,179	Smurfit Kappa Group PLC	28,654
87,706	Total Produce PLC	97,648

		134,695

	Greece — 0.6%
2,810	Eurobank Properties Real Estate Investment Co. REIT[1]	34,414
20,703	Intralot SA-Integrated Lottery Systems & Services	54,813
2,631	Public Power Corp.	39,152

		128,379

	TOTAL COMMON STOCKS (Cost $18,936,979)	21,713,114

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2013

Shares		Value

PREFERRED STOCKS — 0.6%

	Germany — 0.0%
37	Jungheinrich AG, 1.78%	$2,311

	Italy — 0.6%
29,597	Unipol Gruppo Finanziario SPA, 5.00%	133,013

	TOTAL PREFERRED STOCKS (Cost $102,011)	135,324

MUTUAL FUND — 0.0%

	Australia — 0.0%
197	Australian Infrastructure Fund	1

	TOTAL MUTUAL FUND (Cost $459)	1

Face
Amount

REPURCHASE AGREEMENTS* — 0.6%
$133,541	With State Street Bank and Trust Co., dated 10/31/13, 0.01%, principal and interest in the amount of $133,541, due 11/1/13, (collateralized by a FHLMC security with a par value of $131,358, coupon rate of 3.000%, due 3/15/43, market value of $136,696)	133,541

	TOTAL REPURCHASE AGREEMENTS (Cost $133,541)	133,541

TOTAL INVESTMENTS (Cost $19,172,990)[4]	99.7%	$21,981,980
OTHER ASSETS IN EXCESS OF LIABILITIES	0.3	67,397

NET ASSETS	100.0%	$22,049,377

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Security is fair valued by management.
[3]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers.
[4]	Aggregate cost for federal tax purposes was $19,242,050.
Abbreviations:
FHLMC — Federal Home Loan Mortgage Corporation
REIT — Real Estate Investment Trust

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2013

INDUSTRY DIVERSIFICATION

On October 31, 2013, industry diversification of the Portfolio was as follows (Unaudited):

	% of
	Net Assets	Value

INDUSTRIES:
Construction & Engineering	6.9%	$1,533,496
Trading Companies & Distributors	4.9	1,083,502
Real Estate Investment Trusts	4.6	1,018,431
Metals & Mining	4.5	999,960
Commercial Banks	4.3	942,093
Insurance	4.0	876,047
Auto Components	3.6	787,329
Real Estate Management & Development	3.5	763,292
Specialty Retail	3.4	741,364
Household Durables	3.2	705,940
Electronic Equipment, Instruments & Components	3.0	671,776
Oil, Gas & Consumable Fuels	2.9	639,759
Food Products	2.8	619,256
Capital Markets	2.6	565,892
Pharmaceuticals	2.4	540,033
Commercial Services & Supplies	2.4	529,583
Food & Staples Retailing	2.3	498,171
Health Care Providers & Services	2.1	459,428
Road & Rail	2.1	457,611
Media	2.0	449,606
Chemicals	1.9	416,869
Textiles, Apparel & Luxury Goods	1.9	414,982
Semiconductors & Semiconductor Equipment	1.8	402,172
Internet & Catalog Retail	1.8	397,797
Paper & Forest Products	1.8	388,606
Hotels, Restaurants & Leisure	1.7	368,507
Communications Equipment	1.5	337,897
Industrial Conglomerates	1.4	307,293
Energy Equipment & Services	1.3	295,947
IT Services	1.3	281,893
Software	1.2	270,659
Distributors	1.2	267,026
Machinery	1.2	264,572
Electric Utilities	1.0	222,628
Marine	1.0	213,562
Wireless Telecommunication Services	1.0	211,607
Multi-line Retail	0.9	205,881
Construction Materials	0.9	193,352
Containers & Packaging	0.8	189,145
Health Care Equipment & Supplies	0.7	158,189

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2013

On October 31, 2013, industry diversification of the Portfolio was as follows (Unaudited):

	% of
	Net Assets	Value

Beverages	0.6%	$134,137
Air Freight & Logistics	0.6	129,898
Computers & Peripherals	0.6	129,848
Diversified Financial Services	0.4	98,322
Life Sciences Tools & Services	0.4	94,133
Airlines	0.4	86,638
Diversified Telecommunication Services	0.4	85,297
Aerospace & Defense	0.4	83,015
Transportation Infrastructure	0.3	67,422
Independent Power Producers & Energy Traders	0.3	64,409
Leisure Equipment & Products	0.3	61,505
Building Products	0.3	58,955
Automobiles	0.2	36,939
Electrical Equipment	0.1	15,654
Water and Sewer	0.0	10,220
Gas Utilities	0.0	894

TOTAL COMMON STOCKS, PREFERRED STOCKS AND MUTUAL FUNDS	99.1%	$21,848,439
REPURCHASE AGREEMENTS	0.6	133,541

TOTAL INVESTMENTS	99.7%	$21,981,980

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2013

Shares		Value

COMMON STOCKS* — 93.0%

	South Korea — 17.4%
679	AtlasBX Co, Ltd.	$23,940
22,100	BS Financial Group, Inc.	355,225
1,530	Daeduck GDS Co, Ltd.	28,126
4,000	Daekyo Co, Ltd.	25,303
3,960	Daishin Securities Co, Ltd.	33,039
4,320	DGB Financial Group, Inc.	69,234
212	Dong-A Socio Holdings Co, Ltd.	30,179
5,360	Dongbu Insurance Co, Ltd.	239,766
409	E1 Corp.	29,342
2,134	Eugene Technology Co, Ltd.	32,792
143	GS Home Shopping, Inc.	32,975
664	Hanil Cement Co, Ltd.	52,331
1,930	Hanil E-Wha Co, Ltd.	40,028
1,461	Hankook Tire Co, Ltd.	85,808
3,638	Hankook Tire Worldwide Co, Ltd.	89,685
4,560	Hansol Paper Co.	52,876
16,630	Hitejinro Holdings Co., Ltd.	181,076
2,400	Huvis Corp.	23,191
15,400	Hynix Semiconductor, Inc.[1]	463,851
3,645	Hyosung Corp.	246,035
6,470	Hyundai Hy Communications & Networks Co, Ltd.	29,033
9,710	Hyundai Marine & Fire Insurance Co, Ltd.	277,821
3,357	Hyundai Motor Co.	800,680
1,870	Iljin Display Co, Ltd.	26,444
8,930	Industrial Bank of Korea	103,128
990	Jahwa Electronics Co, Ltd.	19,693
5,230	JB Financial Group Co, Ltd.[1]	35,795
1,205	KH Vatec Co, Ltd.[1]	30,729
8,840	Kia Motors Corp.	514,191
699	Kolon Industries, Inc.	39,077
310	Korea District Heating Corp.	28,991
26,111	Korea Real Estate Investment Trust Co.[1]	41,723
2,440	Korean Reinsurance Co.	27,373
580	KPX Chemical Co, Ltd.	38,001
10,800	KT Corp., Sponsored ADR	179,064
2,608	LG Corp.	154,157
20,640	LG Uplus Corp.[1]	236,414
1,300	LIG Insurance Co, Ltd.	32,354
6,750	Meritz Finance Group, Inc.	34,681
2,000	Meritz Fire & Marine Insurance Co, Ltd.	28,188
20,900	Meritz Securities Co, Ltd.	33,101
5,630	NH Investment & Securities Co, Ltd.	25,476
1,660	Nong Shim Holdings Co, Ltd.	119,091
1,881	Partron Co, Ltd.	30,412

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2013

Shares		Value

COMMON STOCKS* — (Continued)
	South Korea — (Continued)

1,665	Pyeong Hwa Automotive Co, Ltd.	$38,613
4,500	S&T Dynamics Co, Ltd.	60,240
960	S&T Motiv Co, Ltd.	27,151
661	Samchully Co, Ltd.	81,632
1,734	Samsung Electronics Co., Ltd	2,394,824
3,201	Samyang Holdings Corp.	267,064
880	Seah Besteel Corp.	23,021
340	SeAH Holdings Corp.	31,508
231	SeAH Steel Corp.	19,665
398	Seoul City Gas Co, Ltd.	40,897
748	SFA Engineering Corp.	31,873
257	Sindoh Co., Ltd.	16,960
933	SK Gas, Ltd.	65,880
1,981	SK Holdings Co., Ltd.	359,503
1,462	SK Innovation Co., Ltd.	205,362
8,200	SK Telecom Co., Ltd., ADR	200,736
877	Soulbrain Co, Ltd.	43,819
2,294	Sungwoo Hitech Co, Ltd.	35,575
8,880	Taeyoung Engineering & Construction Co, Ltd.	47,885
3,160	Tongyang Life Insurance	33,514
616	Unid Co, Ltd.	38,618

		9,084,759

	China — 16.1%
76,000	Agile Property Holdings, Ltd.	91,361
509,000	Agricultural Bank of China, Ltd.	244,882
76,000	Anhui Expressway Co.	42,641
190,500	Asia Cement China Holdings Corp.	104,182
1,244,000	Bank of China, Ltd.	584,053
275,000	Bank of Communications Co, Ltd.	201,116
124,000	Baoye Group Co., Ltd.	89,725
158,000	Central China Real Estate, Ltd.	51,559
14,000	Chaoda Modern Agriculture Holdings, Ltd.[1,2,3]	—
843,000	China Citic Bank Corp, Ltd.	472,985
33,000	China Communications Construction Co., Ltd.	26,900
1,144,000	China Construction Bank Corp.	888,286
503,500	China Hongqiao Group, Ltd.	317,569
428,000	China Lumena New Materials Corp.	91,639
106,000	China Merchants Bank Co, Ltd.	210,551
425,000	China Minsheng Banking Corp, Ltd.	487,327
61,500	China Mobile, Ltd.	645,698
12,000	China Oriental Group Co., Ltd.[1]	1,950
7,280	China Petroleum & Chemical Corp., ADR	585,094
120,500	China Railway Construction Corp, Ltd.	131,799

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2013

Shares		Value

COMMON STOCKS* — (Continued)
	China — (Continued)

103,000	China Sanjiang Fine Chemicals Co, Ltd.	$45,568
256,000	China South City Holdings, Ltd.	79,907
73,000	China Suntien Green Energy Corp, Ltd. — Class H	25,517
5,700	China Yuchai International, Ltd.	133,209
362,000	Chongqing Machinery & Electric Co, Ltd.	44,824
153,000	Chongqing Rural Commercial Bank	77,161
245,000	CNOOC, Ltd.	501,819
18,000	Dongfeng Motor Group Co, Ltd.	25,353
85,000	Evergrande Real Estate Group, Ltd.	35,960
450,000	Fantasia Holdings Group Co, Ltd.	77,196
43,200	Guangzhou R&F Properties Co, Ltd.	75,780
61,000	Hainan Meilan International Airport Co, Ltd.	64,438
116,000	Huadian Power International Corp, Ltd. — Class H	53,713
198,000	Huaneng Power International, Inc.	206,096
1,500	Huaneng Power International, Inc., Sponsored ADR	62,010
1,148,000	Industrial & Commercial Bank of China	802,549
28,000	Kingboard Chemical Holdings, Ltd.	72,772
281,000	Lianhua Supermarket Holdings Co, Ltd.	180,133
112,000	Nanjing Panda Electronics Co, Ltd. — Class H	52,150
1,004,000	Renhe Commercial Holdings Co, Ltd.[1]	56,332
45,000	Shimao Property Holdings, Ltd.	112,950
156,000	Sinotrans, Ltd. — Class H	38,431
110,000	Sunac China Holdings, Ltd.	76,332
98,000	Tianjin Capital Environmental Protection Group Co, Ltd. — Class H	39,690
100,000	Weiqiao Textile Co.	61,009
198,000	Youyuan International Holdings, Ltd.	57,462
117,600	Zhengzhou Coal Mining Machinery Group Co, Ltd.	70,988

		8,398,666

	Taiwan — 11.7%
43,000	Ability Enterprise Co, Ltd.	32,419
50,000	Accton Technology Corp.	27,315
357,000	Advanced Semiconductor Engineering, Inc.	350,566
52,000	AmTRAN Technology Co, Ltd.	33,275
402	Ardentec Corp.	270
16,660	Asustek Computer, Inc.	127,589
55,000	Catcher Technology Co, Ltd.	320,121
39,000	Cathay Real Estate Development Co, Ltd.	27,213
173,200	Cheng Loong Corp.	81,944
35,339	Chimei Materials Technology Corp.	36,206
19,000	Chin-Poon Industrial Co.	31,689
283,000	China Bills Finance Corp.	111,738
490	China Development Financial Holding Corp.	146

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2013

Shares		Value

COMMON STOCKS* — (Continued)
	Taiwan — (Continued)

1,300	ChipMOS TECHNOLOGIES Bermuda, Ltd.	$20,761
11,000	Chong Hong Construction Co.	36,093
69,000	Compeq Manufacturing Co, Ltd.	34,876
147,000	Continental Holdings Corp.	53,537
45,000	Coretronic Corp.	39,517
16,960	Cyberlink Corp.	49,415
87,000	Elitegroup Computer Systems Co, Ltd.	37,460
38,000	Farglory Land Development Co, Ltd.	69,715
11,000	FLEXium Interconnect, Inc.	34,296
84,000	Formosan Rubber Group, Inc.	79,627
46,000	Gemtek Technology Corp.	44,780
44,000	Gigabyte Technology Co, Ltd.	49,123
54,000	Grand Pacific Petrochemical	41,723
38,000	Greatek Electronics, Inc.	32,918
20,000	Highwealth Construction Corp.	43,159
33,600	Holy Stone Enterprise Co, Ltd.[3]	33,404
330	Hon Hai Precision Industry Co, Ltd.	837
12,020	Huaku Development Co., Ltd.	33,671
42,000	Hung Poo Real Estate Development Corp.	43,816
66,000	Hung Sheng Construction Co, Ltd.	56,386
569,000	Innolux Corp.[1]	225,628
373,000	Inotera Memories, Inc.[1]	240,588
306,000	Inventec Corp.	273,926
68,000	KEE TAI Properties Co., Ltd.	48,837
29,000	Kindom Construction Co.	35,732
57,000	King Yuan Electronics Co, Ltd.	39,676
40,000	King’s Town Bank	35,535
17,000	Kingcan Holdings, Ltd.	42,935
165,000	Kinpo Electronics	73,572
93,000	Lealea Enterprise Co., Ltd.	34,187
304,000	Lien Hwa Industrial Corp.	196,600
64,380	Lite-On Technology Corp.	112,634
99,000	Masterlink Securities Corp.	32,686
58,000	Mercuries Life Insurance Co, Ltd.[1]	40,668
108,000	Micro-Star International Co, Ltd.	72,602
105,000	Pegatron Corp.	146,173
29,000	Powertech Technology, Inc.	52,315
27,000	Primax Electronics, Ltd.	24,813
339	Radiant Opto-Electronics Corp.	1,269
28,000	Ruentex Development Co, Ltd.	58,612
38,000	San Fang Chemical Industry Co, Ltd.	36,345
37,000	Sercomm Corp.	51,698
907,469	Shin Kong Financial Holding Co, Ltd.	315,056
19,000	Shin Zu Shing Co, Ltd.	41,842

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2013

Shares		Value

COMMON STOCKS* — (Continued)
	Taiwan — (Continued)

38,000	Sigurd Microelectronics Corp.	$36,862
665,032	SinoPac Financial Holdings Co, Ltd.	328,221
7,700	TA Chen Stainless Pipe	3,695
901,766	Taishin Financial Holding Co., Ltd.	455,802
40,364	Taiwan PCB Techvest Co, Ltd.	46,300
38,700	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	712,467
8,000	Tong Hsing Electronic Industries, Ltd.	42,342
15,295	TPK Holding Co, Ltd.	107,504
14,000	Transcend Information, Inc.	44,221
110	TSRC Corp.	203
66,000	Vanguard International Semiconductor Corp.	71,438
452	Wistron Corp.	425
75	Yuen Foong Yu Paper Manufacturing Co., Ltd.	40

		6,099,054

	Brazil — 9.9%
32,300	Banco Bradesco SA, ADR	465,766
52,700	Banco do Brasil SA	699,859
1,300	BRF — Brasil Foods SA, ADR	30,459
8,148	Cia Energetica de Minas Gerais, Sponsored ADR	73,088
20,800	Cia Providencia Industria e Comercio SA	78,736
4,700	EDP — Energias do Brasil SA	26,855
27,900	Eternit SA	118,315
28,900	Even Construtora e Incorporadora SA	107,720
10,600	Ez Tec Empreendimentos e Participacoes SA	155,910
34,990	Helbor Empreendimentos SA	139,479
170,700	JBS SA	613,398
22,300	Light SA	196,501
3,400	Minerva SA1	14,418
36,200	Oi SA, ADR	62,626
36,000	Petroleo Brasileiro SA, ADR	653,760
8,700	Petroleo Brasileiro SA, Sponsored ADR	151,641
33,600	Porto Seguro SA	422,212
20,100	Rodobens Negocios Imobiliarios SA	122,025
500	Santos Brasil Participacoes SA	4,848
28,200	Tecnisa SA1	117,070
16,000	Telefonica Brasil, ADR	354,880
186,100	Tereos Internacional SA	246,727
63,400	Tim Participacoes SA	323,198

		5,179,491

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2013

Shares		Value

COMMON STOCKS* — (Continued)

	Russia — 9.9%
140,100	Aeroflot — Russian Airlines OJSC	$250,749
1,108,000	E.ON Russia JSC	86,025
56,470	Gazprom Neft JSC	255,350
143,349	Gazprom OAO, ADR	1,341,747
7,654,000	Interregional Distribution Grid Co. Centre JSC	55,798
420,000	Interregional Distribution Network Co. Center and Privolzhya OJSC	916
14,863	Lukoil OAO, ADR	975,013
1,673	Magnit OJSC, GDR	107,490
4,723,000	Moscow Integrated Electricity Distribution Co.	186,275
5,236,000	Mosenergo OAO	149,854
60,800	Nizhnekamskneftekhim OAO	48,059
57,900	Protek	77,090
42,150	Sberbank of Russia	135,029
20,989	Sistema JSFC, Sponsored GDR	562,505
110	Slavneft-Megionneftegaz	2,024
5,080	Sollers OJSC	121,968
11,300	VimpelCom, Ltd., ADR	162,607
3,783	Vozrozhdenie Bank	48,834
438,460,000	VTB Bank OJSC	605,075

		5,172,408

	South Africa — 6.3%
15,464	African Rainbow Minerals, Ltd.	296,179
96,433	Eqstra Holdings, Ltd.	79,538
60,164	FirstRand, Ltd.	215,754
300	Gold Fields, Ltd., Sponsored ADR	1,380
1,163	Imperial Holdings, Ltd.	24,711
12,918	Investec, Ltd.	91,647
2,073	Kumba Iron Ore, Ltd.	86,777
25,551	Lewis Group, Ltd.	178,498
26,522	Liberty Holdings, Ltd.	327,603
28,706	MTN Group, Ltd.	570,589
852	Nedbank Group, Ltd.	18,502
5,085	Palabora Mining Co, Ltd.[1]	58,616
17,840	Raubex Group, Ltd.	42,295
33,738	RMB Holdings, Ltd.	169,148
14,100	Sasol, Ltd., Sponsored ADR	719,382
28,770	Sibanye Gold, Ltd.	40,638
75	Sibanye Gold, Ltd., ADR	422
2,578	Standard Bank Group, Ltd.	32,748
29,702	Vodacom Group, Ltd.	340,255

		3,294,682

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2013

Shares		Value

COMMON STOCKS* — (Continued)

	Poland — 6.0%
2,958	Asseco Poland SA	$48,312
13,793	Bank Handlowy w Warszawie SA	531,955
35,135	Bank Millennium SA1	87,371
1,140	Firma Oponiarska Debica SA	35,362
29,265	Getin Holding SA	41,517
147	Grupa Kety SA	9,067
4,381	ING Bank Slaski SA1	160,713
6,716	KGHM Polska Miedz SA	271,553
49,028	PGE SA	286,495
147,187	Polskie Gornictwo Naftowe i Gazownictwo SA	270,927
4,520	Powszechny Zaklad Ubezpieczen SA	687,901
355,583	Tauron Polska Energia SA	580,643
13,368	Zespol Elektrowni Patnow Adamow Konin SA1	121,297

		3,133,113

	Malaysia — 3.9%
45,100	Affin Holdings BHD	60,885
14,200	Allianz Malaysia Bhd	46,350
33,400	APM Automotive Holdings BHD	60,755
47,000	Cahya Mata Sarawak Bhd	75,961
43,300	Coastal Contracts BHD	48,164
87,980	HAP Seng Consolidated BHD	68,309
56,900	Hock Seng LEE BHD	35,522
10,900	Hong Leong Financial Group BHD	52,228
29,800	Hong Leong Industries BHD	48,918
29,500	HwangDBS Malaysia BHD	40,106
10,900	JT International Bhd	22,729
14,200	Keck Seng Malaysia Bhd	31,860
19,100	Kossan Rubber Industries	38,678
34,000	KrisAssets Holdings Bhd[2,3]	—
123,519	Mah Sing Group BHD	87,681
7,000	Malayan Banking BHD	21,651
63,100	Malaysia Building Society	55,990
59,000	Media Prima Bhd	49,361
30,500	Mudajaya Group Bhd	26,870
64,700	OSK Holdings BHD	33,626
153,300	Petronas Chemicals Group Bhd	345,411
26,600	POS Malaysia BHD	48,133
46,800	Press Metal Bhd	36,484
29,600	Puncak Niaga Holdings Bhd	31,705
21,600	Scientex BHD	38,538
144,300	Starhill Real Estate Investment Trust	46,186
50,900	Supermax Corp. Bhd	42,584
158,200	TA Enterprise Bhd	36,347

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2013

Shares		Value

COMMON STOCKS* — (Continued)
	Malaysia — (Continued)

4,700	Tasek Corp. BHD	$22,908
102,100	Tenaga Nasional BHD	305,114
81,200	Tropicana Corp. Bhd	37,312
23,800	UMW Holdings BHD	96,541
49,400	UOA Development Bhd	34,911

		2,027,818

	Hong Kong — 3.3%
112,000	Changshouhua Food Co, Ltd.	118,457
452,000	China Aoyuan Property Group, Ltd.	92,697
39,000	China Lesso Group Holdings, Ltd.	24,950
36,600	China Metal Recycling Holdings, Ltd.[1,2,3]	—
34,000	China Resources Power Holdings Co, Ltd.	89,243
67,000	Clear Media, Ltd.	51,592
60,000	Geely Automobile Holdings, Ltd.	30,337
91,500	Greentown China Holdings, Ltd.	177,028
135,000	Huabao International Holdings, Ltd.	59,203
162,000	Ju Teng International Holdings, Ltd.	117,849
96,500	KWG Property Holding, Ltd.	62,856
284,000	Poly Property Group Co, Ltd.	174,730
864,000	Real Nutriceutical Group, Ltd.	223,996
182,000	SinoMedia Holding, Ltd.	168,314
82,000	Skyworth Digital Holdings, Ltd.	39,768
1,300	Tencent Holdings, Ltd.	70,994
600	Tonly Electronics Holdings, Ltd.[1]	354
228,000	Wasion Group Holdings, Ltd.	142,923
95,000	Xingda International Holdings, Ltd.	57,713

		1,703,004

	India — 2.4%
11,356	Axis Bank, Ltd., GDR	235,751
679	GAIL India, Ltd., GDR	23,616
700	Infosys Technologies, Ltd., Sponsored ADR	37,142
11,035	Reliance Industries, Ltd., GDR, 144A4	329,615
20,700	Tata Motors, Ltd., ADR	648,324

		1,274,448

	Thailand — 1.8%
84,000	AP Thailand PCL — Class F	14,708
3,400	Bangchak Petroleum PCL	3,632
1,900	Bangkok Insurance PCL — Class F	22,586
387,200	CalComp Electronics Thailand PCL — Class F	38,565
803,500	Capital Nomura Securities PCL — Class F	44,402

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2013

Shares		Value

COMMON STOCKS* — (Continued)
	Thailand — (Continued)

53,400	Delta Electronics Thailand PCL	$81,923
45,100	Hana Microelectronics PCL — Class F	33,037
14,200	Kiatnakin Bank PCL — Class C	19,047
106,475	Krung Thai Bank PCL	69,444
4,700	MBK PCL — Class F	22,651
58,800	Pruksa Real Estate PCL — Class F	42,128
39,343	PTT Exploration & Production PCL	212,989
45,800	PTT Global Chemical PCL — Class F	115,512
2,700	PTT PCL	27,499
359,000	Quality Houses PCL — Class F	35,064
59,300	Samart Corp. PCL — Class F	38,485
31,200	Sriracha Construction PCL — Class F	37,841
3,000	Thai Stanley Electric PCL — Class F	22,169
20,000	Thanachart Capital PCL	22,169
37,400	Tisco Financial Group PCL	52,871

		956,722

	Turkey — 1.6%
89,458	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	127,717
40,968	Eregli Demir ve Celik Fabrikalari TAS	56,847
32,166	Is Yatirim Menkul Degerler AS	23,203
40,296	Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret AS	73,073
24,097	Park Elektrik Uretim Madencilik Sanayi ve Ticaret AS1	69,771
1,753	Selcuk Ecza Deposu Ticaret ve Sanayi AS	1,747
100,688	Sinpas Gayrimenkul Yatirim Ortakligi AS REIT	55,482
47,034	Torunlar Gayrimenkul Yatirim Ortakligi AS	90,004
13,565	Turk Hava Yollari	53,139
13,000	Turkcell Iletisim Hizmetleri AS, ADR[1]	203,320
11,464	Turkiye Halk Bankasi AS	92,746
5,913	Turkiye Vakiflar Bankasi Tao	14,218

		861,267

	Czech Republic — 0.8%
13,482	CEZ AS	388,068
90	Komercni Banka AS	22,344
1,590	Telefonica Czech Republic AS	25,938

		436,350

	Mexico — 0.8%
11,500	America Movil SAB de CV Series L, Sponsored ADR	246,215
4,200	Industrias Bachoco SAB de CV, ADR	172,158

		418,373

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2013

Shares		Value

COMMON STOCKS* — (Continued)

	Hungary — 0.7%
18,042	OTP Bank PLC	$374,562

	Morocco — 0.1%
644	Attijariwafa Bank	25,886
2,242	Maroc Telecom SA	26,867

		52,753

	Peru — 0.1%
84,322	Minsur SA	42,571

	Indonesia — 0.1%
900	Telekomunikasi Indonesia Persero Tbk PT, Sponsored ADR	36,684

	Egypt — 0.1%
1,620	Glaxo Smith Kline	3,151
301,523	Orascom Telecom Media And Technology Holding SAE	29,328

		32,479

	Colombia — 0.0%
200	Ecopetrol SA, Sponsored ADR	9,472

	TOTAL COMMON STOCKS (Cost $43,541,111)	48,588,676

PREFERRED STOCKS — 6.6%

	Brazil — 4.4%
3,600	AES Tiete SA, 11.77%	35,193
24,688	Banco ABC Brasil SA, 4.31%	151,972
18,400	Banco do Estado do Rio Grande do Sul, 4.72%	132,649
6,800	Bradespar SA, 5.15%	80,925
11,000	Cia Energetica de Sao Paulo, 6.14%	115,048
14,800	Cia Paranaense de Energia, 3.29%	206,389
770	Itau Unibanco Holding SA, ADR, 3.47%	11,866
117,471	Itausa — Investimentos Itau SA, 4.50%	506,024
8,600	Parana Banco SA, 6.18%	54,551
10,700	Saraiva SA Livreiros Editores, 3.40%	136,556
58,800	Vale SA, ADR, 5.73%	860,832

		2,292,005

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2013

Shares		Value

PREFERRED STOCKS — (Continued)

	Russia — 2.2%
232	AK Transneft OAO, 0.90%	$594,563
783,800	Surgutneftegas OJSC, 6.38%	582,912

		1,177,475

	TOTAL PREFERRED STOCKS (Cost $3,275,429)	3,469,480

WARRANTS — 0.0%

	Malaysia — 0.0%
333	Coastal Contracts BHD, (Expires 07/18/16)[1]	64
780	HAP Seng Consolidated BHD, (Expires 08/09/16)[1]	191

		255

	TOTAL WARRANTS (Cost $—)	255

Face
Amount

REPURCHASE AGREEMENT* — 0.1%
$54,750	With State Street Bank and Trust Co., dated 10/31/13, 0.01%, principal and interest in the amount of $54,750, due 11/1/13, (collateralized by a FNMA security with a par value of $56,438, coupon rate of 2.500%, due 12/25/42, market value of $56,543)	54,750

	TOTAL REPURCHASE AGREEMENT (Cost $54,750)	54,750

TOTAL INVESTMENTS (Cost $46,871,290)[5]	99.7%	$52,113,161
OTHER ASSETS IN EXCESS OF LIABILITIES	0.3	132,213

NET ASSETS	100.0%	$52,245,374

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2013

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Illiquid security.
[3]	Security is fair valued by management.
[4]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers.
[5]	Aggregate cost for federal tax purposes was $47,074,513.
Abbreviations:
ADR — American Depositary Receipt
FNMA — Federal National Mortgage Association
GDR — Global Depositary Receipt
REIT — Real Estate Investment Trust

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2013

INDUSTRY DIVERSIFICATION

On October 31, 2013, industry diversification of the Portfolio was as follows (Unaudited):

	% of
	Net Assets	Value

INDUSTRIES:
Commercial Banks	19.3%	$10,100,229
Oil, Gas & Consumable Fuels	14.4	7,514,198
Wireless Telecommunication Services	6.3	3,284,451
Electric Utilities	4.9	2,577,293
Insurance	4.8	2,501,392
Electrical Equipment	4.6	2,394,824
Metals & Mining	4.4	2,309,470
Semiconductors & Semiconductor Equipment	4.2	2,175,356
Real Estate Management & Development	3.7	1,934,100
Food Products	3.5	1,810,232
Automobiles	2.9	1,492,529
Chemicals	2.6	1,380,451
Electronic Equipment, Instruments & Components	2.5	1,298,986
Computers & Peripherals	2.3	1,198,141
Machinery	1.8	942,591
Diversified Telecommunication Services	1.8	922,473
Household Durables	1.3	682,326
Independent Power Producers & Energy Traders	1.2	647,328
Industrial Conglomerates	1.2	634,445
Auto Components	1.0	523,655
Diversified Financial Services	1.0	509,268
Construction & Engineering	0.9	492,374
Capital Markets	0.9	469,024
Media	0.9	460,159
Real Estate Investment Trusts	0.6	319,389
Airlines	0.6	303,888
Construction Materials	0.6	297,736
Food & Staples Retailing	0.5	287,623
Personal Products	0.4	223,996
Gas Utilities	0.4	204,478
Textiles, Apparel & Luxury Goods	0.4	197,123
Beverages	0.3	181,076
Specialty Retail	0.3	178,498
Communications Equipment	0.3	175,943
Trading Companies & Distributors	0.3	148,038
Containers & Packaging	0.2	124,879
Office Electronics	0.2	122,951
Transportation Infrastructure	0.2	111,927
Software	0.2	97,727
Air Freight & Logistics	0.2	86,564

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2013

On October 31, 2013, industry diversification of the Portfolio was as follows (Unaudited):

	% of
	Net Assets	Value

Health Care Equipment & Supplies	0.2%	$81,262
Health Care Providers & Services	0.2	78,837
Internet Software & Services	0.1	70,994
Aerospace & Defense	0.1	60,240
Household Products	0.1	57,462
Thrifts & Mortgage Finance	0.1	55,990
Paper & Forest Products	0.1	52,916
Commercial Services & Supplies	0.1	39,690
IT Services	0.1	37,142
Hotels, Restaurants & Leisure	0.1	36,347
Pharmaceuticals	0.1	33,330
Internet & Catalog Retail	0.1	32,975
Water and Sewer	0.1	31,705
Building Products	0.0	24,950
Distributors	0.0	24,711
Tobacco	0.0	22,729

TOTAL COMMON STOCKS, PREFERRED STOCKS AND WARRANTS	99.6%	$52,058,411
REPURCHASE AGREEMENTS	0.1	54,750

TOTAL INVESTMENTS	99.7%	$52,113,161

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Notes to Financial Statements

1.	Organization and Significant Accounting Policies

The Glenmede Fund, Inc. (the “Fund”) consists of seventeen portfolios: the Government Cash Portfolio, the Tax-Exempt Cash Portfolio, the Core Fixed Income Portfolio, the Strategic Equity Portfolio, the Small Cap Equity Portfolio, the Large Cap Value Portfolio, the U.S. Emerging Growth Portfolio, the Large Cap 100 Portfolio, the Large Cap Growth Portfolio, the Long/Short Portfolio, the Total Market Portfolio, the Secured Options Portfolio, the International Secured Options Portfolio, the International Portfolio, the Philadelphia International Fund, the Philadelphia International Small Cap Fund, and the Philadelphia International Emerging Markets Fund (each, a “Portfolio” and collectively, the “Portfolios”). The Fund was incorporated in the State of Maryland on June 30, 1988, and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Since January 2, 1998, the Small Cap Equity Portfolio has consisted of two classes of shares: the Advisor Class and the Institutional Class.

Currently, the Philadelphia International Small Cap Fund and the Philadelphia International Emerging Markets Fund each have registered two classes of shares: Class I and Class IV. As of the date hereof, Class I shares have not been issued.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S.”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements.

Valuation of Securities: As permitted under Rule 2a-7 of the 1940 Act, securities held by the Government Cash Portfolio and Tax-Exempt Cash Portfolio are valued by the “amortized cost” method of valuation, which approximates current value. Amortized cost valuation involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument. These valuations are typically categorized as Level 2 in the fair value hierarchy described below.

Equity securities and options listed on a U.S. securities exchange, including exchange traded funds, for which market quotations are readily available are valued at the last quoted sale price as of the close of the exchange’s regular trading hours on the day the valuation is made. These securities are typically categorized as Level 1 in the fair value hierarchy. Price information on listed securities is taken from the exchange where the securities are primarily traded. Securities traded on the NASDAQ System are valued at the NASDAQ Official Closing Price (“NOCP”) and are typically categorized as Level 1 in the fair value hierarchy. Unlisted equity securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at an amount that does not exceed the asked price and is not less than the bid price

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

and are typically categorized as Level 2. If no sales are reported, exchange traded options are valued at the last bid price for purchased options and the last ask price for written options and are typically categorized as Level 2. Options traded over-the-counter are valued using prices supplied by dealers and are typically categorized as Level 2. Securities and options listed on a foreign exchange and unlisted foreign securities that are traded on the valuation date are valued at the last quoted sales price available before the time when assets are valued and are typically categorized as Level 1. Investments in open-end registered investment companies are valued at their respective net asset values as reported by such companies. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Bonds and other fixed-income securities are valued at the most recent quoted bid price or, when exchange valuations are used, at the latest quoted sale price on the day of valuation. Such securities are typically categorized as Level 2 in the fair value hierarchy. In addition, bond and other fixed-income securities may be valued on the basis of prices provided by a pricing service or by using a matrix or formula. In such instances, when the Portfolio’s investment advisor believes such prices reflect the fair market value of such securities and are based on observable inputs, these securities are typically categorized as Level 2. Debt securities purchased by non-money market Portfolios with maturities of 60 days or less at the time of purchase are valued at amortized cost and are typically categorized as Level 2.

When market quotations are not readily available or events occur that make established valuation methods unreliable, securities and other assets are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board of Directors of the Fund (the “Board”) and are typically categorized as Level 3 in the fair value hierarchy. The fair value of securities is generally determined as the amount that a Portfolio could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount. For the International Portfolio, Philadelphia International Fund, Philadelphia International Small Cap Fund and Philadelphia International Emerging Markets Fund, the Board has authorized the use of an independent fair valuation service to provide the fair value for foreign equity securities on days when a change has occurred in the closing level of the S&P 500 Index by an amount approved by the Board from the previous trading day’s closing level and other criteria have been met. Philadelphia International Advisors LP reviews the fair values provided, reviews periodically the methodology and procedures used in providing values to the Portfolio and evaluates the accuracy of the prices provided by the fair valuation service. Securities using these valuation adjustments are generally categorized as Level 2.

Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards ASC 820, “Fair Value Measurements” (“ASC 820”) defines fair value, establishes a three-level hierarchy for measuring fair value and expands disclosure about fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of each Portfolio’s investments. Inputs refer broadly to the assumptions that market participants

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. These inputs are summarized in the three levels listed below:

Level 1 — quoted prices in active markets for identical investments;

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, adjusted quoted prices on foreign equity securities and others) or valuations based on quoted prices in markets that are not active; and

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Changes in valuation techniques may result in changing an investment’s assigned level within the hierarchy.

The Strategic Equity Portfolio, Small Cap Equity Portfolio, Large Cap Value Portfolio, U.S. Emerging Growth Portfolio, Large Cap 100 Portfolio, Large Cap Growth Portfolio, Long/Short Portfolio, Total Market Portfolio, Secured Options Portfolio, International Secured Options Portfolio, International Portfolio and Philadelphia International Fund had all investments with corresponding industries at Level 1 except repurchase agreements which were at Level 2, at October 31, 2013. The Government Cash Portfolio and Tax-Exempt Portfolio had all long-term and short-term investments with corresponding industries at Level 2 at October 31, 2013.

Agency Notes and US Treasury Notes/Bonds, which historically have been classified as Level 1 in the fair value hierarchy, are now presented as Level 2 to better align with the prices provided by the pricing service. As of the year ended October 31, 2013, the Core Fixed Income Portfolio transferred $15,506,377 in Agency Notes and $49,396,601 in US Treasury Notes/Bonds from Level 1 to Level 2 due to this change.

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

The following is a summary of the inputs used as of October 31, 2013 in valuing the assets and liabilities of the Core Fixed Income Portfolio, Philadelphia International Small Cap Fund and Philadelphia International Emerging Markets Fund:

Core Fixed Income Portfolio

ASSETS VALUATION INPUT

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Agency Notes
Federal Home Loan Bank	$—	$18,889,163	$—	$18,889,163
Federal Home Loan Mortgage Corporation	—	20,288,402	—	20,288,402
Federal National Mortgage Association	—	5,705,710	—	5,705,710

Total Agency Notes	—	44,883,275	—	44,883,275

Mortgage-Backed Securities
Federal Home Loan Mortgage Corporation	—	39,121,532	—	39,121,532
Federal National Mortgage Association	—	102,736,871	—	102,736,871
Government National Mortgage Association	—	7,353,341	—	7,353,341

Total Mortgage-Backed Securities	—	149,211,744	—	149,211,744

Corporate Notes	—	125,969,221	—	125,969,221
US Treasury Notes/Bonds	—	63,033,743	—	63,033,743
Municipal Bonds	—	8,345,857	—	8,345,857
Repurchase Agreements	—	4,222,086	—	4,222,086
Investment of Security Lending Collateral	3,735,125	—	—	3,735,125

Total Investments	3,735,125	395,665,926	—	399,401,051

Total	$3,735,125	$395,665,926	$—	$399,401,051

Philadelphia International Small Cap Fund

ASSETS VALUATION INPUT

Quoted
Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks
Japan	$5,806,680	$—	$57,564	5,864,244

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
United Kingdom	$4,907,175	$—	$—	$4,907,175
Australia	1,559,298	—	—	1,559,298
Germany	1,311,697	—	—	1,311,697
France	1,136,580	—	—	1,136,580
Sweden	949,698	—	—	949,698
Switzerland	798,329	—	—	798,329
Italy	798,079	—	—	798,079
Hong Kong	604,116	—	10,045	614,161
Norway	576,657	—	—	576,657
Singapore	535,201	—	—	535,201
Finland	430,173	—	—	430,173
Spain	343,750	—	—	343,750
Denmark	334,797	—	—	334,797
Israel	298,417	—	—	298,417
Netherlands	287,290	—	—	287,290
Austria	221,191	—	—	221,191
New Zealand	164,834	—	—	164,834
Belgium	159,262	—	—	159,262
Portugal	159,207	—	—	159,207
Ireland	134,695	—	—	134,695
Greece	128,379	—	—	128,379

Total Common Stocks	21,645,505	—	67,609	21,713,114

Preferred Stocks
Germany	2,311	—	—	2,311
Italy	133,013	—	—	133,013

Total Preferred Stocks	135,324	—	—	135,324

Mutual Funds
Australia	1	—	—	1

Total Mutual Funds	1	—	—	1

Repurchase Agreements	—	133,541	—	133,541

Total Investments	21,780,830	133,541	67,609	21,981,980

Total	$21,780,830	$133,541	$67,609	$21,981,980

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

Philadelphia International Emerging Markets

ASSETS VALUATION INPUT

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks
South Korea	$9,084,759	$—	$—	$9,084,759
China	8,398,666	—	—	8,398,666
Taiwan	6,065,650	—	33,404	6,099,054
Brazil	5,179,491	—	—	5,179,491
Russia	3,149,362	2,023,046	—	5,172,408
South Africa	3,294,682	—	—	3,294,682
Poland	3,133,113	—	—	3,133,113
Malaysia	2,027,818	—	0	2,027,818
Hong Kong	1,703,004	—	0	1,703,004
India	1,274,448	—	—	1,274,448
Thailand	956,722	—	—	956,722
Turkey	861,267	—	—	861,267
Czech Republic	436,350	—	—	436,350
Mexico	418,373	—	—	418,373
Hungary	374,562	—	—	374,562
Morocco	52,753	—	—	52,753
Peru	42,571	—	—	42,571
Indonesia	36,684	—	—	36,684
Egypt	32,479	—	—	32,479
Colombia	9,472	—	—	9,472

Total Common Stocks	46,532,226	2,023,046	33,404	48,588,676

Preferred Stocks
Brazil	2,292,005	—	—	2,292,005
Russia	594,563	582,912	—	1,177,475

Total Preferred Stocks	2,886,568	582,912	—	3,469,480

Warrants
Malaysia	255	—	—	255

Total Warrants	255	—	—	255

Repurchase Agreements	—	54,750	—	54,750

Total Investments	49,419,049	2,660,708	33,404	52,113,161

Total	$49,419,049	$2,660,708	$33,404	$52,113,161

The following tables include roll-forwards of the amounts for the year ended October 31, 2013 for long-term investments classified within Level 3.

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

Philadelphia International Small Cap Fund

									Net
									Change in
									Unrealized
									Gain
									(Loss) from
				Change in					Investments
	Balance as of	Accrued	Realized	Unrealized				Balance as of	Held at
Investments in	October 31,	Discounts	Gain	Gain			Transfers out of	October 31,	October 31,
Securities	2012	(Premiums)	(Loss)	(Loss)	Purchases	Sales	Level 3	2013	2013
COMMON STOCK
Hong Kong	$2,039	$0	$(507)	$21	$9,928	$(1,436)	$0	$10,045	$117
Japan	$0	$0	$16,494	$16,752	$101,214	$(76,896)	$0	$57,564	$16,752
MUTUAL FUNDS
Australia	$595	$0	$27	$(50)	$0	$(572)	$0	$0	$0

Total	$2,634	$0	$16,014	$16,723	$111,142	$(78,904)	$0	$67,609	$16,869

Philadelphia International Emerging Markets Fund

									Net
									Change in
									Unrealized
									Gain
									(Loss) from
				Change in					Investments
	Balance as of	Accrued	Realized	Unrealized				Balance as of	Held at
Investments in	October 31,	Discounts	Gain	Gain			Transfers out of	October 31,	October 31,
Securities	2012	(Premiums)	(Loss)	(Loss)	Purchases	Sales	Level 3	2013	2013
COMMON STOCK
Brazil	$1,359	$0	$(3)	$(2)	$0	$(1,354)	$0	$0	$0
China	$0	$0	$0	$0	$0	$0	$0	$0	$0
Hong Kong	$0	$0	$0	$(39,149)	$39,149	$0	$0	$0	$(39,149)
Malaysia	$0	$0	$0	$(28,938)	$28,938	$0	$0	$0	$(28,938)
Taiwan	$0	$0	$0	$(13,446)	$46,850	$0	$0	$33,404	$(13,446)

Total	$1,359	$0	$(3)	$(81,535)	$114,937	$(1,354)	$0	$33,404	$(81,533)

Repurchase Agreements: Each Portfolio may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell the obligation at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio’s holding period. The seller’s obligation is secured by collateral (underlying securities) segregated on behalf of the Portfolio. The value of the collateral at the time of execution must be at least equal to 102% of the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Portfolio has the right to sell the collateral to offset losses incurred. There is a potential for loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights. The Portfolio’s investment advisor, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

dealers with which the Portfolio enters into repurchase agreements to evaluate potential risks.

Foreign Currency Translation: The books and records of each Portfolio are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at exchange rates prevailing on the dates of such transactions. Unrealized gains and losses that result from changes in foreign currency exchange rates have been included in the unrealized gains and losses on foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Portfolio and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the purchase settlement date and subsequent sale trade date is included in realized gains and losses on investment transactions. The Portfolios do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations in the market prices of securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations in the market prices of portfolio securities sold during the period.

Foreign Securities: The Strategic Equity Portfolio, Small Cap Equity Portfolio, Large Cap Value Portfolio, U.S. Emerging Growth Portfolio, Large Cap 100 Portfolio, Large Cap Growth Portfolio, Long/Short Portfolio, Total Market Portfolio, Secured Options Portfolio, International Secured Options Portfolio, International Portfolio, Philadelphia International Fund, Philadelphia International Small Cap Fund and Philadelphia International Emerging Markets Fund may invest in foreign securities. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of U.S. companies and the U.S. government. These risks include valuation of currencies and future adverse political and economic developments. Moreover, securities of some foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government. This is particularly true with respect to emerging markets in developing countries.

Options Transactions: The Strategic Equity Portfolio, Large Cap Value Portfolio, Long/Short Portfolio, Secured Options Portfolio, International Secured Options Portfolio, Philadelphia International Small Cap Fund and Philadelphia International Emerging Markets Fund are subject to equity price risk and may purchase or write covered call options or secured put options to hedge against changes in the value of securities the Portfolio owns or expects to own. The Secured Options Portfolio and International Secured Options Portfolio use option strategies also in an effort to earn options premiums and to provide more stable returns. These options may relate to particular securities or securities indices and may or may not be listed on a domestic securities exchange or issued by the Options Clearing Corporation. A call option gives the option holder the right to purchase the underlying security at a specified price until a specified date. A put

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

option gives the option holder the right to sell the underlying security at a specified price until a specified date. The risk in writing a call option is that the Portfolio may forgo the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability to perform. Portfolio assets covering written options cannot be sold while the option is outstanding, unless replaced by similar assets. A Portfolio also risks losing all or part of the cash paid for purchasing call and put options. The Portfolios may also write over-the-counter options where completing the obligation depends upon the credit standing of the other party. The Strategic Equity Portfolio, Large Cap Value Portfolio, Long/Short Portfolio, Philadelphia International Small Cap Fund and Philadelphia International Emerging Markets Fund did not enter into any options transactions during the year ended October 31, 2013. During the year ended October 31, 2013, the Secured Options Portfolio wrote and purchased put and call options and the International Secured Options Portfolio wrote put and call options in an attempt to achieve their respective investment objective and strategies.

Written options are recorded in the Portfolio’s Statement of Assets and Liabilities as a liability to the extent of premiums received. Gains or losses are realized when the option transaction expires or closes. Cash collateral held by the Fund’s custodian and pledged to secure open written put option contracts are included in “Cash collateral on deposit at broker” in the Statement of Assets and Liabilities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction of cost. Realized gains and losses on purchased options, if any, are included with net realized gains and losses on investment transactions in the Portfolio’s Statement of Operations.

Information regarding transactions in written and purchased option contracts for the Secured Options Portfolio and the International Secured Options Portfolio for the year ended October 31, 2013 are included in Note 2.

Lending of Portfolio Securities: Each Portfolio, using State Street Bank and Trust Company (“State Street”) as its lending agent, may loan securities to qualified brokers and dealers in exchange for negotiated lenders’ fees. These fees are disclosed as “Income from security lending” in the Statement of Operations, net of expenses retained by State Street as compensation for its services as lending agent. Each applicable Portfolio receives cash collateral, which may be invested by the lending agent in short-term instruments, in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Portfolio on the next business day. On behalf of the Long/Short Portfolio and Total Market Portfolio, some or all of the cash collateral may be used to finance short sales. As of October 31, 2013, 100% of the cash collateral received by the Total Market Portfolio was used to finance short sales. As of October 31, 2013, the cash

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

collateral received by the Core Fixed Income Portfolio, Strategic Equity Portfolio, Small Cap Equity Portfolio, Large Cap Value Portfolio, International Portfolio, Philadelphia International Fund, U.S. Emerging Growth Portfolio, Large Cap 100 Portfolio and Long/Short Portfolio was invested in the State Street Navigator Securities Lending Prime Portfolio, which is a 1940 Act money market fund. To the extent that advisory or other fees paid by the State Street Navigator Securities Lending Prime Portfolio are for the same or similar services as fees paid by the applicable Portfolio, there will be a layering of fees, which would increase expenses and decrease returns. Information regarding the value of the securities loaned and the value of the collateral at period end is included at the end of each applicable Portfolio’s Statement of Assets and Liabilities, Schedule of Portfolio Investments and Note 6. A Portfolio could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities when due. A Portfolio may also record realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. Such loans would involve risks of delay in receiving additional collateral in the event that the collateral decreased below the value of the securities loaned or risks of the loss of rights in the collateral should the borrower of the securities fail financially.

Securities Sold Short: The Long/Short Portfolio and Total Market Portfolio may engage in short sales, which are sales by the Portfolio of securities which have been borrowed from a third party on the expectation that the market price will decline. If the price of the securities declines, the Portfolio will make a profit by purchasing the securities in the open market at a lower price than the one at which it sold the securities. If the price of the securities increases, the Portfolio may have to cover its short positions at a higher price than the short sale price, resulting in a loss. Gains are limited to the price at which the Portfolios sold the security short, while losses are potentially unlimited in size. Each Portfolio pledges securities and/or other assets, which may include cash collateral from securities lending activities, to the lender as collateral. Proceeds received from short sales may be maintained by the lender as collateral or may be released to the Portfolio and used to purchase additional securities or for any other purpose. The “Short position flex fees” on the Statement of Operations are fees charged by the lender for releasing the cash proceeds to the Total Market Portfolio. The Portfolio is required to segregate an amount of cash, cash equivalents or other appropriate liquid marketable securities with the custodian in at least an amount equal to the current market value of the securities sold short (less any additional collateral held by the lender) and the amount of any securities lending cash collateral used to finance short sales until the Portfolio replaces a borrowed security. Depending on arrangements made with the lender or custodian, the Portfolio may not receive any payments (including interest) on the deposits made with the lender or custodian. The Portfolio is liable to the buyer for any dividends payable on securities while those securities are in a short position. These dividends are recorded as an expense of the Portfolio. As of October 31, 2013, the Long/Short Portfolio and the Total Market Portfolio had pledged cash in the amount of $18,497,248 and $10,173,688 respectively, to State Street, as collateral for short sales. These amounts are included in the “Cash collateral on deposit at broker” on the Statement of Assets and Liabilities. In addition, State Street has a perfected security interest in each Portfolio’s assets.

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

Investment Company Securities and Exchange-Traded Funds: Subject to applicable regulatory requirements, all Portfolios may invest in shares of other registered investment companies, including exchange-traded funds (“ETFs”). Pursuant to orders issued by the SEC to certain ETFs, the Portfolios may seek to invest in ETFs beyond the statutory limitations, provided the Portfolio complies with certain conditions of the SEC orders. Some ETFs seek to track the performance of a particular market index. These indices include both broad-market indices and more narrowly-based indices, including those relating to particular sectors, markets, regions, or industries. However, some ETFs have an actively managed investment objective. ETF shares and closed-end fund shares are traded like traditional equity securities on a national securities exchange or NASDAQ. Each Portfolio will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies, which will affect the return of the fund.

Securities Transactions and Investment Income: Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividend income for foreign securities is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded “net of withholding tax” as soon thereafter as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis and includes, when appropriate, amortization of premiums and accretion of discounts.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Interest income is accrued based on the terms of the security on settlement date. Each Portfolio segregates assets with a current value at least equal to the amount of its when-issued purchase commitments. When-issued purchase commitments involve a risk of loss if the value of the security to be purchased declines prior to settlement date, or if the counterparty does not perform under the contract.

Dividends and Distributions to Shareholders: Dividends from net investment income, if any, of the Government Cash Portfolio and Tax-Exempt Cash Portfolio are declared each day the Portfolios are open for business and are paid monthly. Dividends from net investment income, if any, of the Core Fixed Income Portfolio are declared and paid monthly. Dividends from net investment income, if any, of the Strategic Equity Portfolio, Small Cap Equity Portfolio, Large Cap Value Portfolio, International Portfolio, Philadelphia International Fund, U.S. Emerging Growth Portfolio, Large Cap 100 Portfolio, Large Cap Growth Portfolio, Long/Short Portfolio, Total Market Portfolio, Secured Options Portfolio, International Secured Options Portfolio, Philadelphia International Small Cap Fund and Philadelphia International Emerging Markets Fund are declared and paid quarterly. The Portfolios distribute any net realized capital gains on an annual basis. Additional distributions of net investment income and capital gains for each Portfolio may be made at the discretion of the Board in order to avoid a nondeductible excise tax under Section 4982 of the Internal Revenue Code, as amended (the “Code”).

Income and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the U.S. These differences are primarily due to differing treatments

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

of income and gains on various investment securities held by each Portfolio, timing differences and differing characterization of distributions made by each Portfolio.

Income and Expense Allocation: Expenses which are not readily identifiable to a specific Portfolio are allocated among Portfolios taking into consideration, among other things, the nature and type of expenses and the relative size of the Portfolios. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as shareholder servicing fees, and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class.

Purchase Premiums and Redemption Fees: The Philadelphia International Small Cap Fund and the Philadelphia International Emerging Markets Fund may charge purchase premiums and redemption fees on subscriptions or redemptions, respectively. Currently, the Philadelphia International Small Cap Fund assesses purchase premiums and redemption fees of 0.50%; and the Philadelphia International Emerging Markets Fund assesses purchase premiums and redemption fees of 0.80%. A Portfolio may add, modify or discontinue any purchase premium or redemption fee at any time without notice. The purchase premium and redemption fee are paid by the purchasing or redeeming shareholder and retained by the Portfolio to help offset estimated portfolio transaction costs and other related costs incurred by the Portfolio as a result of a purchase or redemption by allocating estimated transaction costs to the purchasing or redeeming shareholder. Such fees are retained by the Portfolios and included in proceeds from shares sold or deducted from cost of shares redeemed. For accounts held through Philadelphia International Advisors, LP (“PIA”), if PIA determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day by a different investor, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion. PIA may also consider known cash flows out of or into the Portfolio when placing orders for purchases or redemptions of Portfolio shares by these accounts. PIA may also waive all or a portion of the purchase premium and/or redemption fee imposed by the Portfolio when PIA deems it equitable to do so.

It is likely that the purchase premium or redemption fee will not be waived or reduced for purchases and redemptions executed through certain approved brokers and other institutions (collectively “Institutions”) that transmit orders for purchases or redemptions to the Fund. Consequently, accounts held through PIA will tend to benefit more from waivers or reductions of the purchase premium and redemption fee than shareholder accounts held through Institutions. Institutions will be asked to assess the purchase premium and redemption fee on their client accounts and remit these fees to the Portfolio. The application of the purchase premium and redemption fee may vary among Institutions and certain Institutions may be unable to assess these fees. There are no assurances that the Institutions will properly assess the purchase premium or redemption fee.

Federal Income Taxes: Each Portfolio intends to qualify as a regulated investment company by complying with the requirements of the Code, applicable to regulated investment companies, and by distributing substantially all of its

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

taxable income to its shareholders. Therefore, no federal income tax provision is required. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the U.S.

“Accounting for Uncertainty in Income Taxes — an interpretation of FASB ASC 740” (“ASC 740”) clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB ASC 740, “Accounting for Income Taxes.” This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. Each of the Portfolios’ federal tax returns filed in the 3-year period ended October 31, 2013 remains subject to examination by the Internal Revenue Service.

On October 31, 2013, the tax year end of the Fund, the following Portfolios had available capital loss carryforwards to be utilized in future periods to offset future capital gains through the indicated expiration dates as follows:

	Expiring October 31,
						Unlimited	Unlimited
Portfolio	2015	2016	2017	2018	2019	(Short Term)	(Long Term)
Government Cash Portfolio	$—	$—	$—	$—	$—	$7,424	$—
Tax-Exempt Cash Portfolio	—	—	—	800	—	—	—
Long/Short Portfolio	1,396,379	404,939	5,227,189	—	—	—	—
International Portfolio	—	—	62,521,989	—	—	—	—
Philadelphia International Fund	—	—	82,274,642	—	—	—	—
Philadelphia International Small Cap Fund	—	—	—	—	—	119,296	34,419

During the year ended October 31, 2013, as permitted under federal income tax regulations, the Long/Short Portfolio elected to defer $108,701 of late year ordinary losses.

During the year ended October 31, 2013, the following Portfolios utilized capital loss carryforwards:

U.S. Emerging Growth Portfolio	$4,093,528
Large Cap 100 Portfolio	$9,959,445
Large Cap Growth Portfolio	$2,898,020
Long/Short Portfolio	$1,725,712
Total Market Portfolio	$9,624,908
International Portfolio	$15,373,616
Philadelphia International Fund	$4,213,869
Philadelphia International Small Cap Fund	$142,665

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted. The Act modernizes several of the federal income and excise tax provisions related to regulated investment companies, and, with certain exceptions, was effective for taxable years beginning after

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

December 22, 2010. However, the Act was effective with respect to the Philadelphia International Small Cap Fund and the Philadelphia International Emerging Markets Fund upon commencement of investment operations in 2011. Among the changes made are changes to the capital loss carryforward rules allowing for capital losses to be carried forward indefinitely. Rules in effect prior to the effective date of the Act limit the carryforward period to eight years. Capital loss carryforwards generated in taxable years beginning after effective date of the Act must be fully used before capital loss carryforwards generated in taxable years prior to effective date of the Act; therefore, under certain circumstances, capital loss carryforwards available as of the report date, if any, may expire unused.

As of October 31, 2013, the tax year end of the Fund, the components of distributable earnings on a tax basis were as follows:

	Undistributed	Undistributed	Undistributed	Total*
	Tax-exempt	Ordinary	Long-Term	Distributable
Portfolio	Income	Income	Gain	Earnings
Government Cash Portfolio	$—	$94	$—	$(7,330)
Tax-Exempt Cash Portfolio	—	—	—	(800)
Core Fixed Income Portfolio	—	747,679	823,742	11,745,586
Strategic Equity Portfolio	—	2,148,326	16,494,365	75,289,127
Small Cap Equity Portfolio	—	9,606,051	30,256,442	225,513,540
Large Cap Value Portfolio	—	5,336,352	7,448,485	27,922,908
U.S. Emerging Growth Portfolio	—	—	310,647	7,852,956
Large Cap 100 Portfolio	—	243,437	5,685,804	61,428,189
Large Cap Growth Portfolio	—	473,690	8,271,607	43,644,587
Long/Short Portfolio	—	—	—	(4,509,254)
Total Market Portfolio	—	18,526	3,048	10,282,367
Secured Options Portfolio	—	14,498,342	26,448,956	43,388,970
International Secured Options Portfolio	—	7,233,965	—	9,034,779
International Portfolio	—	312,138	—	(48,494,009)
Philadelphia International Fund	—	157,819	—	(76,400,132)

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

	Undistributed	Undistributed	Undistributed	Total*
	Tax-exempt	Ordinary	Long-Term	Distributable
Portfolio	Income	Income	Gain	Earnings
Philadelphia International Small Cap Fund	$—	$872,368	$3,769	$3,462,989
Philadelphia International Emerging Markets	—	928,167	23,721	5,869,344

* Total Distributable Earnings are additionally comprised of Net Unrealized Appreciation/(Depreciation), late year ordinary loss deferral, and Capital Loss Carryforwards, which are shown elsewhere in the Notes to Financial Statements.

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales, nontaxable dividends received from investments, and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.

For the year ended October 31, 2013, Government Cash Portfolio’s, Tax-Exempt Cash Portfolio’s and Core Fixed Income Portfolio’s components of distributable earnings on a tax basis were equal to the components of distributable earnings on a book basis.

The tax character of distributions paid during the year ended October 31, 2013, was as follows:

				Return
	Tax	Ordinary	Long-Term	of
Portfolio	Exempt	Income	Gains	Capital
Government Cash Portfolio	$—	$864	$—	$—
Tax-Exempt Cash Portfolio	365	—	—	—
Core Fixed Income Portfolio	—	11,783,028	1,165,411	—
Strategic Equity Portfolio	—	1,986,561	1,637,772	—
Small Cap Equity Portfolio	—	2,514,596	3,915,385	—
Large Cap Value Portfolio	—	1,237,310	3,113,994	—
U.S. Emerging Growth Portfolio	—	269,002	7,262	—
Large Cap 100 Portfolio	—	1,839,612	—	—
Large Cap Growth Portfolio	—	968,053	—	—
Total Market Portfolio	—	335,793	—	—
Secured Options Portfolio	—	14,693,932	26,188,607	—
International Secured Options Portfolio	—	33,582	55,586	—
International Portfolio	—	1,728,257	—	—
Philadelphia International Fund	—	453,869	—	—

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

				Return
	Tax	Ordinary	Long-Term	of
Portfolio	Exempt	Income	Gains	Capital
Philadelphia International Small Cap Fund	$—	$283,789	$—	$—
Philadelphia International Emerging Markets	—	1,495,376	—	—

* For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

For the year ended October 31, 2013, permanent differences between financial and tax reporting, related primarily to paydowns, REITs, foreign currency gain/(loss), distribution reallocations, net operating losses, nontaxable dividends received from investments, capital gains tax, and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies were identified and reclassified among the components of the Portfolio’s net assets as identified below. These reclassifications had no effect on net assets.

	Accumulated Net	Net Realized	Paid-In
Portfolio	Investment Income	Gain (Loss)	Capital
Tax-Exempt Cash Portfolio	$(1,227)	$—	$1,227
Core Fixed Income Portfolio	1,557,017	(1,557,017)	—
Strategic Equity Portfolio	(32,197)	32,197	—
Small Cap Equity Portfolio	438,047	(438,047)	—
U.S. Emerging Growth Portfolio	(1,246)	(7,262)	8,508
Large Cap Growth Portfolio	(5,697)	2,703	2,994
Long/Short Portfolio	113,648	(3,517)	(110,131)
Total Market Portfolio	(7,086)	2,385	4,701
Secured Options Portfolio	3,107,792	(3,107,792)	—
International Secured Options Portfolio	546,117	(546,117)	—
International Portfolio	(177,539)	177,539	—
Philadelphia International Fund	(116,874)	116,874	—
Philadelphia International Small Cap Fund	142,956	(142,956)	—
Philadelphia International Emerging Markets	(73,453)	77,909	(4,456)

As of October 31, 2013, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value were as follows:

Portfolio	Appreciation	Depreciation	Net
Core Fixed Income Portfolio	$12,740,577	$2,566,412	$10,174,165
Strategic Equity Portfolio	56,929,721	283,285	56,646,436
Small Cap Equity Portfolio	188,973,672	3,322,625	185,651,047
Large Cap Value Portfolio	15,344,876	206,805	15,138,071
U.S. Emerging Growth Portfolio	7,968,801	426,492	7,542,309

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

Portfolio	Appreciation	Depreciation	Net
Large Cap 100 Portfolio	$55,825,731	$326,783	$55,498,948
Large Cap Growth Portfolio	35,971,624	1,072,334	34,899,290
Long/Short Portfolio	5,065,576	2,437,622	2,627,954
Total Market Portfolio	11,451,287	1,190,494	10,260,793
Secured Options Portfolio	2,441,672	—	2,441,672
International Secured Options Portfolio	1,658,946	—	1,658,946
International Portfolio	14,787,945	1,069,915	13,718,030
Philadelphia International Fund	5,912,200	194,917	5,717,283
Philadelphia International Small Cap Fund	3,175,538	435,608	2,739,930
Philadelphia International Emerging Markets	6,619,844	1,581,196	5,038,648

Other: In the normal course of business, the Fund enters into contracts that may include agreements to indemnify another party under given circumstances. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the Fund. However, based on experience, the risk of material loss from such claims is considered to be remote.

2.	Financial Instruments and Hedging Activities

Transactions in written and purchased option contracts for the Secured Options Portfolio and the International Secured Options Portfolio for the year ended October 31, 2013, are as follows:

Secured Options Portfolio

	Number of	Premiums
	Contracts	Received
Options outstanding at October 31, 2012	5,080	$6,535,932
Options written	56,510	75,624,232
Options terminated in closing purchase transactions	(11,746)	(21,954,482)
Options exercised	(250)	(223,603)
Options expired	(47,663)	(58,022,401)

Options outstanding at October 31, 2013	1,931	$1,959,678

International Secured Options Portfolio

	Number of	Premiums
	Contracts	Received
Options outstanding at October 31, 2012	3,532	$632,546
Options written	136,331	15,533,362
Options terminated in closing purchase transactions	(32,644)	(3,075,072)
Options exercised	(819)	(176,323)
Options expired	(93,975)	(12,330,577)

Options outstanding at October 31, 2013	12,425	$583,936

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

Disclosures about Derivative Instruments and Hedging Activities: The Portfolios follow FASB ASC 815 “Disclosures about Derivative Instruments and Hedging Activities” (“ASC 815”). ASC 815 requires enhanced disclosures about the Portfolios’ use of, and accounting for, derivative instruments and the effect on the results of each Portfolio’s operations and financial position. At October 31, 2013 and during the period then ended, the Secured Options Portfolio and the International Secured Options Portfolio had the following derivatives and transactions in derivatives, grouped into appropriate risk categories, none of which have been designated as hedging instruments:

Secured Options Portfolio

Liability Derivatives

	Equity
	Contracts
	Risk	Total
Options Written[2]	$(830,705)	$(830,705)

Total Value	$(830,705)	$(830,705)

Realized Gain (Loss)

	Equity
	Contracts
	Risk	Total
Options Purchased[3]	$4,000,703	$4,000,703
Options Written[4]	32,778,288	32,778,288

Total Realized Gain (Loss)	$36,778,991	$36,778,991

Change In Appreciation (Depreciation)

	Equity
	Contracts
	Risk	Total
Options Purchased[5]	$415,146	$415,146
Options Written[6]	6,916,741	6,916,741

Total Change in Appreciation (Depreciation)	$7,331,887	$7,331,887

Number of Contracts, Notional Amounts or Shares/Units7

	Equity
	Contracts
	Risk	Total
Options Purchased (Notional)	373,333	373,333
Options Written (Notional)	(411,333)	(411,333)

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

International Secured Options Portfolio

Liability Derivatives

	Equity
	Contracts
	Risk	Total
Options Written[2]	$(442,068)	$(442,068)

Total Value	$(442,068)	$(442,068)

Realized Gain (Loss)

	Equity
	Contracts
	Risk	Total
Options Written[4]	$7,804,851	$7,804,851

Total Realized Gain (Loss)	$7,804,851	$7,804,851

Change In Appreciation (Depreciation)

	Equity
	Contracts
	Risk	Total
Options Written[6]	$114,469	$114,469

Total Change in Appreciation (Depreciation)	$114,469	$114,469

Number of Contracts, Notional Amounts or Shares/Units7

	Equity
	Contracts
	Risk	Total
Options Written (Notional)	(1,030,833)	(1,030,833)

Additional disclosure about the Secured Options Portfolio’s and International Secured Options Portfolio’s use of options is provided above under the heading ‘Options Transactions‘.
[1]	Statement of Assets and Liabilities location: Investments at value.
[2]	Statement of Assets and Liabilities location: Options written, at value.
[3]	Statement of Operations location: Amount is included in Net realized gain (loss) on Investment transactions.
[4]	Statement of Operations location: Amount is included in Net realized gain (loss) on Options written.
[5]	Statement of Operations location: Amount is included in Net change in unrealized gain (loss) of Investments.
[6]	Statement of Operations location: Amount is included in Net change in unrealized gain (loss) of Options written.
[7]	Amounts disclosed represents average number of contracts, notional amounts, or shares/unites outstanding for the months that the Portfolio held such derivatives during the period ended October 31, 2013.

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

3.	Investment Advisory Fee, Administration Fee and Other Related Party Transactions

Glenmede Investment Management LP (the “Advisor”), a wholly-owned subsidiary of The Glenmede Trust Company, N.A. (“Glenmede Trust”), serves as investment advisor to the Strategic Equity Portfolio, Large Cap Value Portfolio, International Portfolio, Government Cash Portfolio, Tax-Exempt Cash Portfolio, Core Fixed Income Portfolio, Small Cap Equity Portfolio, U.S. Emerging Growth Portfolio, Large Cap 100 Portfolio, Large Cap Growth Portfolio, Long/Short Portfolio, Total Market Portfolio, Secured Options Portfolio and International Secured Options Portfolio pursuant to investment management agreements with the Fund. Under these agreements, the Advisor manages the Portfolios, subject to the general supervision of the Board. Prior to January 1, 2007, investment advisory services were provided by Glenmede Trust’s wholly-owned subsidiary, Glenmede Advisers, Inc.

The Government Cash Portfolio and Tax-Exempt Cash Portfolio do not pay a management fee for advisory services. The investors in the Portfolios are clients of Glenmede Trust or its affiliated companies (“Affiliates”). Glenmede Trust or its Affiliates charge a fee directly to their clients for fiduciary, trust and/or advisory services. The actual annual fees (“Client Fees”) charged vary dependent on a number of factors, including the particular services provided to the client and are generally 1.25% or less of the client’s assets under management. Glenmede Trust and its Affiliates currently exclude the portion of their clients’ assets invested in those Portfolios that pay a management fee to the Advisor when calculating Client Fees. The Small Cap Equity Portfolio, Strategic Equity Portfolio, Large Cap Value Portfolio, U.S. Emerging Growth Portfolio, Large Cap 100 Portfolio, Large Cap Growth Portfolio, Secured Options Portfolio and International Secured Options Portfolio each pay the Advisor management fees at the annual rate of 0.55% of such Portfolio’s average daily net assets. The Advisor has contractually agreed to waive a portion of its management fees and/or reimburse expenses to the extent that the International Secured Options Portfolio’s annual total operating expenses exceed 1.00% of such Portfolio’s average daily net assets (excluding Acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2014 which are included under the caption “Less expenses waived/reimbursed” in the Statement of Operations. Shareholders of the International Secured Options Portfolio will be notified if these waivers/reimbursements are discontinued after that date. The Core Fixed Income Portfolio and International Portfolio pay the Advisor management fees at the annual rate of 0.35% and 0.75%, respectively, of such Portfolio’s average daily net assets.

The Long/Short Portfolio and Total Market Portfolio pay the Advisor a management fee at the annual rate of 1.20% of each Portfolio’s average daily net assets. Since February 29, 2008, the Advisor has contractually agreed to waive a portion of its management fees so that after giving effect to such contractual waiver, the management fees for each of these Portfolios are 0.85%. The Advisor has also contractually agreed to waive an additional portion of its management fees and/or reimburse the Portfolios to the extent that total annual Portfolio operating expenses, as a percentage of the Portfolio’s daily average net assets, exceed 1.25% (excluding short-sale dividends, prime broker interest, brokerage

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

commissions, taxes, interest and extraordinary expenses). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2014, which are included under the caption “Less expenses waived/reimbursed” in the Statement of Operations. Shareholders of the Portfolios will be notified if the waivers/reimbursements are discontinued after that date.

Philadelphia International Advisors, LP (“PIA”), a limited partnership in which Glenmede Trust is a limited partner, serves as investment advisor to the Philadelphia International Fund, Philadelphia International Small Cap Fund and Philadelphia International Emerging Markets Fund. The Philadelphia International Fund pays a management fee to PIA at the annual rate of 0.75% of the Portfolio’s average daily net assets. PIA has agreed to waive its fees to the extent necessary to ensure that the Portfolio’s total operating expenses do not exceed 1.00% of the Portfolio’s average daily net assets. Fees waived during the fiscal year ended October 31, 2013 are included under the caption “Less expenses waived/reimbursed” in the Statement of Operations. The Philadelphia International Small Cap Fund and the Philadelphia International Emerging Markets Fund each pay PIA management fees at the annual rate of 0.60% and 0.65% respectively, of such Portfolio’s average daily net assets. PIA has contractually agreed to waive a portion of its management fees and/or reimburse expenses (other than brokerage commissions, extraordinary items, interest, taxes and any other items as agreed by the Fund and PIA from time to time) to the extent the total annual operating expenses, as a percentage of average daily net assets, exceed 1.10% of Philadelphia International Small Cap Fund-Class IV average daily net assets, and 1.25% of Philadelphia International Emerging Markets Fund-Class IV average daily net assets. PIA has agreed to these waivers and/or reimbursements until at least February 28, 2014, which are included, if any, under the caption “Less expenses waived/reimbursed” in the Statements of Operation. Shareholders of these Portfolios will be notified if the waivers/reimbursements are discontinued after that date.

PIA also serves as investment sub-advisor to the International Portfolio. The Advisor has agreed to pay PIA a fee for its sub-investment services to the International Portfolio, calculated daily and payable monthly, at the annual rate of 0.26% of the Portfolio’s average daily net assets.

The Institutional Class of Small Cap Equity Portfolio pays Glenmede Trust a shareholder servicing fee at the annual rate of 0.05% of such Portfolio’s average daily net assets. The Government Cash Portfolio, Tax-Exempt Cash Portfolio and Core Fixed Income Portfolio each pay Glenmede Trust a shareholder servicing fee at the annual rate of 0.10% of such Portfolio’s average daily net assets. Strategic Equity Portfolio, Large Cap Value Portfolio, Large Cap 100 Portfolio, Large Cap Growth Portfolio, Long/Short Portfolio, Total Market Portfolio, Secured Options Portfolio and International Secured Options Portfolio each pay Glenmede Trust a shareholder servicing fee at the annual rate of 0.20% of such Portfolio’s average daily net assets. The International Portfolio, U.S. Emerging Growth Portfolio and the Advisor Class of Small Cap Equity Portfolio each pay Glenmede Trust a shareholder servicing fee at the annual rate of 0.25% of such Portfolio’s average daily net assets. The Philadelphia International Fund is not subject to a shareholder servicing plan and, accordingly, pays no shareholder servicing fee. The Class IV shares of the Philadelphia International Small Cap Fund and the Class IV shares of the Philadelphia International Emerging Markets

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

Fund each pay PIA a shareholder servicing fee at the annual rate of 0.02% of such Portfolio’s average daily net assets. The Advisor, Glenmede Trust and/or PIA may pay additional compensation out of their assets to selected institutions and other persons in connection with selling of shares and/or the servicing of Portfolio shareholders and other accounts managed by the Advisor, Glenmede Trust, or PIA.

Glenmede Trust has voluntarily agreed, on a temporary basis, to waive its shareholder servicing fee payable by the Government Cash Portfolio and Tax-Exempt Cash Portfolio and/or reimburse expenses to the extent necessary to prevent a negative yield. Glenmede Trust can terminate or modify this arrangement at any time. For the fiscal year ended October 31, 2013, Glenmede Trust waived $486,953 shareholder servicing fees it earned from the Government Cash Portfolio and $604,084 shareholder servicing fees it earned from the Tax-Exempt Cash Portfolio, and Glenmede Trust reimbursed $12,212 and $137,993 of expenses to the Government Cash Portfolio and Tax-Exempt Cash Portfolio respectively. The Fund’s will not pay Glenmede Trust at a later time for any amounts waived or reimbursed.

State Street serves as administrator, transfer agent, dividend-paying agent and custodian with respect to the Fund. The Fund pays State Street a fee based on the combined aggregate average daily net assets of the Portfolios and The Glenmede Portfolios, a registered investment company, plus transaction charges for certain transactions and out-of-pocket expenses. The fee is computed daily and paid monthly.

Foreside Compliance Services, LLC is paid an annual fee plus out-of-pocket expenses for the provision of personnel and services related to the Fund’s compliance program. The Fund’s Chief Compliance Officer is Managing Director of Foreside Compliance Services, LLC.

Quasar Distributors, LLC (“Quasar”) serves as distributor of the Portfolios’ shares. The distributor receives no fees from the Fund in connection with distribution services provided to the Fund. The Advisor and PIA, with respect to the Philadelphia International Fund, Philadelphia International Emerging Markets Fund and Philadelphia International Small Cap Fund, pay Quasar’s fees and out-of-pocket expenses for the distribution services it provides to the Fund.

The Fund pays each Board member an annual fee of $45,000 plus $1,250 for each Board meeting attended and out-of-pocket expenses incurred in attending Board meetings, and the Audit Committee Chairman receives an annual fee of $2,000 for his services as Chairman of the Audit Committee.

Expenses for the year ended October 31, 2013 include legal fees paid to Drinker Biddle & Reath LLP as legal counsel to the Fund and the independent directors. A partner of the law firm is Secretary of the Fund.

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

4.	Purchases and Sales of Securities

For the year ended October 31, 2013, cost of purchases and proceeds from sales of investment securities other than U.S. government securities, short-term securities and in-kind transactions were:

Portfolio	Purchases	Sales
Core Fixed Income Portfolio	$24,881,680	$38,828,937
Strategic Equity Portfolio	80,352,432	103,442,345
Small Cap Equity Portfolio	496,308,598	272,110,587
Large Cap Value Portfolio	125,797,117	128,293,705
U.S. Emerging Growth Portfolio	44,913,320	43,975,046
Large Cap 100 Portfolio	290,573,833	169,767,664
Large Cap Growth Portfolio	182,663,499	127,362,387
Long/Short Portfolio	49,097,744	47,491,561
Total Market Portfolio	94,663,901	113,195,252
Secured Options Portfolio	2,241,299,151	2,495,765,000
International Secured Options Portfolio	37,572,147	615,600
International Portfolio	48,841,649	161,937,296
Philadelphia International Fund	22,341,775	48,467,348
Philadelphia International Small Cap Fund	25,171,799	13,605,396
Philadelphia International Emerging Markets	55,023,983	47,682,242

For the year ended October 31, 2013, cost of purchases and proceeds from sales of long-term U.S. government securities were:

Portfolio	Purchases	Sales
Core Fixed Income Portfolio	$56,688,758	$89,321,748

5.	Common Stock

Since the Government Cash Portfolio and the Tax-Exempt Cash Portfolio have sold shares, issued shares as reinvestments of dividends, and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown below for such transactions. Changes in the capital shares outstanding were as follows:

	Year Ended	Year Ended
	10/31/13	10/31/12
Government Cash Portfolio:
Sold	$4,627,833,966	$4,093,822,573
Issued as reinvestment of dividends	5	65
Redeemed	(4,609,856,302)	(4,084,011,140)

Net increase	$17,977,669	$9,811,498

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

	Year Ended	Year Ended
	10/31/13	10/31/12
Tax-Exempt Cash Portfolio:
Sold	$3,161,751,954	$2,539,298,216
Redeemed	(3,207,266,231)	(2,445,432,852)

Net increase (decrease)	$(45,514,277)	$93,865,364

	Year Ended		Year Ended
	10/31/13		10/31/12
	Shares	Amount	Shares	Amount
Core Fixed Income Portfolio:
Sold	4,902,578	$56,253,474	12,729,510	$147,900,111
Issued as reinvestment of dividends	160,470	1,854,835	632,780	7,235,545
Redeemed	(10,424,499)	(119,534,305)	(3,408,920)	(39,590,041)

Net increase (decrease)	(5,361,451)	$(61,425,996)	9,953,370	$115,545,615

Strategic Equity Portfolio:
Sold	961,127	$19,509,709	1,350,824	$24,893,645
Issued as reinvestment of dividends	91,149	1,733,467	4,340	81,475
Redeemed	(2,171,274)	(45,569,627)	(1,423,671)	(26,430,480)

Net decrease	(1,118,998)	$(24,326,451)	(68,507)	$(1,455,360)

Small Cap Equity Portfolio (Advisor Class):
Sold	12,105,102	$281,618,481	10,213,721	$180,287,598
Issued as reinvestment of dividends	253,337	4,611,558	44,329	796,330
Redeemed	(7,820,224)	(186,724,758)	(3,367,205)	(58,881,524)

Net increase	4,538,215	$99,505,281	6,890,845	$122,202,404

Small Cap Equity Portfolio (Institutional Class):
Sold	5,114,221	$136,470,082	789,453	$14,376,353
Issued as reinvestment of dividends	13,377	258,176	2,266	42,660
Redeemed	(146,662)	(3,442,198)	(47,596)	(874,191)

Net increase	4,980,936	$133,286,060	744,123	$13,544,822

Large Cap Value Portfolio:
Sold	1,602,587	$18,247,641	4,083,312	$40,611,128
Issued as reinvestment of dividends	361,675	3,722,185	46,487	461,751
Redeemed	(1,878,660)	(21,619,453)	(6,008,290)	(61,954,649)

Net increase (decrease)	85,602	$350,373	(1,878,491)	$(20,881,770)

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

	Year Ended		Year Ended
	10/31/13		10/31/12
	Shares	Amount	Shares	Amount
U.S. Emerging Growth Portfolio:
Sold	590,927	$4,932,449	1,319,667	$9,779,721
Issued as reinvestment of dividends	1,144	9,224	237	1,690
Redeemed	(473,188)	(4,057,316)	(353,934)	(2,542,270)

Net increase	118,883	$884,357	965,970	$7,239,141

Large Cap 100 Portfolio:
Sold	8,229,056	$136,287,381	1,907,459	$25,669,292
Issued as reinvestment of dividends	10,020	169,432	3,540	48,043
Redeemed	(926,597)	(15,368,268)	(959,107)	(12,812,373)

Net increase	7,312,479	$121,088,545	951,892	$12,904,962

Large Cap Growth Portfolio:
Sold	4,120,093	$72,991,112	2,319,590	$33,962,947
Issued as reinvestment of dividends	14,064	249,955	3,953	55,578
Redeemed	(1,054,857)	(17,944,110)	(740,787)	(10,731,435)

Net increase	3,079,300	$55,296,957	1,582,756	$23,287,090

Long/Short Portfolio:
Sold	1,667,345	$16,760,631	325,379	$2,941,650
Redeemed	(374,761)	(3,776,170)	(459,256)	(4,167,570)

Net increase (decrease)	1,292,584	$12,984,461	(133,877)	$(1,225,920)

Total Market Portfolio:
Sold	325,176	$3,579,536	1,515,541	$13,831,286
Issued as reinvestment of dividends	6,840	72,073	3,839	35,782
Redeemed	(1,935,002)	(22,456,700)	(1,467,718)	(14,156,012)

Net increase (decrease)	(1,602,986)	$(18,805,091)	51,662	$(288,944)

Secured Options Portfolio:
Sold	6,500,691	$81,032,521	7,860,085	$99,282,685
Issued as reinvestment of dividends	2,886,790	34,064,115	777,399	9,297,702
Redeemed	(8,821,866)	(110,678,232)	(1,801,450)	(22,890,945)

Net increase	565,615	$4,418,404	6,836,034	$85,689,442

International Secured Options Portfolio[1]:
Sold	7,205,411	$76,656,565	2,082,659	$21,044,463
Issued as reinvestment of dividends	8,566	89,168	—	—
Redeemed	(773,211)	(8,617,685)	(2,475)	(25,000)

Net increase	6,440,766	$68,128,048	2,080,184	$21,019,463

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

	Year Ended		Year Ended
	10/31/13		10/31/12
	Shares	Amount	Shares	Amount
International Portfolio:
Sold	215,364	$2,717,299	525,017	$6,099,724
Issued as reinvestment of dividends	8,549	106,389	26,288	299,138
Redeemed	(9,002,716)	(117,238,515)	(9,921,590)	(116,173,908)

Net decrease	(8,778,803)	$(114,414,827)	(9,370,285)	$(109,775,046)

Philadelphia International Fund:
Sold	1,248,747	$14,443,962	1,084,767	$11,471,611
Issued as reinvestment of dividends	38,013	427,453	120,818	1,250,093
Redeemed	(3,509,318)	(40,962,347)	(4,678,308)	(52,119,127)

Net decrease	(2,222,558)	$(26,090,932)	(3,472,723)	$(39,397,423)

Philadelphia International Small Cap Fund (Class IV):
Sold	1,281,557	$13,252,880	403,271	$3,365,836
Issued as reinvestment of dividends	22,931	223,314	10,913	91,382
Redeemed	(196,694)	(1,827,871)	(63)	(543)

Net increase	1,107,794	$11,648,323	414,121	$3,456,675

Philadelphia International Emerging Markets Fund (Class IV):
Sold	793,034	$7,128,657	4,452,773	$36,049,999
Issued as reinvestment of dividends	177,146	1,485,815	17,135	147,710
Redeemed	(108,905)	(1,001,999)	—	—

Net increase	861,275	$7,612,473	4,469,908	$36,197,709

1 The International Secured Options Portfolio commenced operations on September 28, 2012.

For the year ended October 31, 2013, the Philadelphia International Small Cap Fund and the Philadelphia International Emerging Markets Fund received $36,767 and $55,147 in purchase premiums, respectively and received redemption fees of $4,514 and $6,284, respectively. If a Fund receives purchase premiums and/or redemption fees, they are included in the sold amount and/or the redeemed amount, respectively, in the tables above.

As of October 31, 2013, with the exception of the Philadelphia International Fund, Philadelphia International Small Cap Fund and Philadelphia International Emerging Markets Fund, Small Cap Equity Portfolio, and Large Cap Growth Portfolio, Glenmede Trust, on behalf of its clients, holds of record and has voting and/or investment authority over a significant portion of the Portfolios’ outstanding shares. The following Portfolios have shareholders which, to the Fund’s knowledge, own beneficially 5% or more of the shares outstanding of the

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

Portfolios as of October 31, 2013. The total percentage of the shares of a Portfolio held by such shareholders is as follows:

	5% or Greater Shareholders
	# of	% of
Portfolio	Shareholders	Shares Held
Government Cash Portfolio	2	20
Core Fixed Income Portfolio	1	17
Small Cap Equity Portfolio (Advisor Class)	2	56
Small Cap Equity Portfolio (Institutional Class)	4	96
Large Cap Value Portfolio	1	9
Large Cap 100 Portfolio	2	14
Large Cap Growth Portfolio	1	33
Long/Short Portfolio	1	7
Total Market Portfolio	1	6
Secured Options Portfolio	1	9
International Secured Options Portfolio	1	45
International Portfolio	2	16
Philadelphia International Fund	3	90
Philadelphia International Small Cap Fund	6	89
Philadelphia International Emerging Markets	2	92

6.	Lending of Portfolio Securities

As of October 31, 2013, the following Portfolios had outstanding loans of securities to certain approved brokers for which the Portfolios received collateral:

			% of Total
	Market Value of	Market Value of	Assets
Portfolio	Loaned Securities	Collateral	on Loan
Core Fixed Income Portfolio	$3,675,803	$3,735,125	0.91
Strategic Equity Portfolio	1,295,110	1,323,250	0.71
Small Cap Equity Portfolio	23,284,357	24,292,798	2.74
Large Cap Value Portfolio	2,113,177	2,139,493	2.16
U.S. Emerging Growth Portfolio	9,363,970	9,665,256	19.85
Large Cap 100 Portfolio	11,317,806	11,622,940	3.75
Long/Short Portfolio	7,222,371	7,435,318	13.23
Total Market Portfolio	9,904,717	10,173,688	15.50
International Portfolio	1,419,373	1,506,216	2.18
Philadelphia International Fund	496,769	529,913	1.83

7.	Recently Issued Accounting Pronouncements

Effective January 1, 2012, the Fund adopted Accounting Standards Update (ASU) No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in US GAAP and IFRS (ASU 2011-04). The amendments in ASU 2011-04 included new guidance for certain fair value measurement principles and disclosure

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Concluded)

requirements. The adoption of ASU 2011-04 had no impact on the Fund’s net assets. Applicable disclosures have been incorporated.

In December 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities, as clarified with ASU 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” issued in January 2013. These common disclosure requirements are intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a portfolio’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset and disclose instruments and transactions subject to an agreement similar to a master netting agreement. The ASU is effective for interim and annual periods beginning on or after January 1, 2013. Management is currently evaluating the impact, if any, of applying this provision.

8.	Subsequent Event

Management has evaluated events and transactions subsequent to October 31, 2013 through the date the financial statements were available to be issued, for disclosure in the Fund’s financial statements. Effective January 1, 2014, the meeting fee payable to each Board member will increase from $1,250 to $3,000 for each Board meeting attended and the annual fee payable to the Audit Committee Chairman will increase from $2,000 to $5,000.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of The Glenmede Fund, Inc. and Shareholders of Government Cash Portfolio, Tax-Exempt Cash Portfolio, Core Fixed Income Portfolio, Strategic Equity Portfolio, Small Cap Equity Portfolio, Large Cap Value Portfolio, International Portfolio, Philadelphia International Fund, U.S. Emerging Growth Portfolio, Large Cap 100 Portfolio, Large Cap Growth Portfolio, Long/Short Portfolio, Total Market Portfolio, Secured Options Portfolio, International Secured Options Portfolio, Philadelphia International Small Cap Fund, and Philadelphia International Emerging Markets Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations, of changes in net assets and of cash flows, and the financial highlights present fairly, in all material respects, the financial position of each of the above — referenced portfolios constituting The Glenmede Fund Inc., (hereafter referred to as the “Fund”) at October 31, 2013, the results of each of their operations and cash flows for the year then ended, the changes in each of their net assets for each of the periods indicated, and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2013 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for our opinion.

December 20, 2013

THE GLENMEDE PORTFOLIOS

STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2013

		New
	Muni	Jersey
	Intermediate	Muni
	Portfolio	Portfolio
Assets:
Investments[1]:
Investments at value	$211,064,062	$49,445,733
Cash	1,555,703	2,953,013
Receivable for fund shares sold	61,450	—
Interest receivable	2,625,420	531,779
Prepaid expenses	10,954	2,265

Total assets	215,317,589	52,932,790

Liabilities:
Payable for securities purchased	2,395,418	2,031,702
Payable for fund shares redeemed	100,032	4,236
Payable for Trustees’ fees	704	142
Payable to Affiliate	27,069	6,355
Accrued expenses	62,962	16,690

Total liabilities	2,586,185	2,059,125

Net Assets	$212,731,404	$50,873,665

Net Assets consist of:
Par value ($0.001 of shares outstanding)	$19,445	$4,800
Paid-in capital in excess of par value	208,936,464	49,757,484
Undistributed net investment income	290,152	65,959
Accumulated net realized gain from investment transactions	940,509	250,568
Net unrealized appreciation on investments	2,544,834	794,854

Total Net Assets	$212,731,404	$50,873,665

Shares Outstanding	19,444,994	4,800,207

Net Asset Value Per Share	$10.94	$10.60

[1] Investment at cost	$208,519,228	$48,650,879

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

STATEMENTS OF OPERATIONS
For the Year Ended October 31, 2013

		New
	Muni	Jersey
	Intermediate	Muni
	Portfolio	Portfolio
Investment income:
Interest	$4,698,863	$1,012,595

Total investment income	4,698,863	1,012,595

Expenses:
Administration, transfer agent and custody fees	138,734	42,187
Professional fees	49,960	10,000
Shareholder report expenses	12,779	2,697
Shareholder servicing fees	334,551	69,451
Trustees’ fees and expenses	6,433	1,278
Registration and filing fees	3,480	2,480
Other expenses	17,128	4,056

Total expenses	563,065	132,149

Net investment income	4,135,798	880,446

Realized and unrealized gain (loss):
Net realized gain on:
Investment transactions	941,440	250,568

Net change in unrealized gain (loss) of:
Investments	(6,130,392)	(1,017,726)

Net realized and unrealized loss	(5,188,952)	(767,158)

Net increase (decrease) in net assets resulting from operations	$(1,053,154)	$113,288

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended October 31, 2013

		New
	Muni	Jersey
	Intermediate	Muni
	Portfolio	Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$4,135,798	$880,446
Net realized gain on:
Investment transactions	941,440	250,568
Net change in unrealized loss of:
Investments	(6,130,392)	(1,017,726)

Net increase (decrease) in net assets resulting from operations	(1,053,154)	113,288
Distributions to shareholders from:
Net investment income	(4,222,178)	(889,292)
Net realized gain on investments	(22,928)	—
Net increase (decrease) in net assets from capital share transactions (See note 4)	(13,461,712)	5,553,449

Net increase (decrease) in net assets	(18,759,972)	4,777,445

NET ASSETS:
Beginning of year	231,491,376	46,096,220

End of year	$212,731,404	$50,873,665

Undistributed net investment income included in net assets at end of year	$290,152	$65,959

For the Year Ended October 31, 2012
		New
	Muni	Jersey
	Intermediate	Muni
	Portfolio	Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$4,114,651	$859,031
Net realized gain on:
Investment transactions	31,492	—
Net change in unrealized gain of:
Investments	3,908,995	649,580

Net increase in net assets resulting from operations	8,055,138	1,508,611
Distributions to shareholders from:
Net investment income	(4,022,453)	(849,591)
Net realized gain on investments	(86,242)	(51,802)
Net increase in net assets from capital share transactions (See note 4)	79,680,152	11,532,254

Net increase in net assets	83,626,595	12,139,472

NET ASSETS:
Beginning of year	147,864,781	33,956,748

End of year	$231,491,376	$46,096,220

Undistributed net investment income included in net assets at end of year	$376,532	$74,805

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Muni Intermediate Portfolio
	For the Year Ended October 31,
	2013	2012	2011	2010	2009

Net asset value, beginning of year	$11.20	$10.95	$10.96	$10.69	$10.05

Income from investment operations:
Net investment income	0.20	0.24	0.26	0.25	0.28
Net realized and unrealized gain (loss) on investments	(0.25)	0.26	(0.01)	0.26	0.65

Total from investment operations	(0.05)	0.50	0.25	0.51	0.93

Distributions to shareholders from:
Net investment income	(0.21)	(0.24)	(0.26)	(0.24)	(0.29)
Net realized capital gains	(0.00)[1]	(0.01)	(0.00)[1]	—	—

Total distributions	(0.21)	(0.25)	(0.26)	(0.24)	(0.29)

Net asset value, end of year	$10.94	$11.20	$10.95	$10.96	$10.69

Total return	(0.46)%	4.60%	2.37%	4.85%	9.40%

Ratios to average net assets/ Supplemental data:
Net assets, end of year (in 000s)	$212,731	$231,491	$147,865	$145,109	$113,558
Ratio of operating expenses to average net assets	0.25%	0.26%	0.27%	0.28%	0.31%
Ratio of net investment income to average net assets	1.85%	2.19%	2.42%	2.27%	2.62%
Portfolio turnover rate	68%	10%	10%	20%	32%

[1]	Amount rounds to less than $0.01 per share.

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	New Jersey Muni Portfolio
	For the Year Ended October 31,
	2013	2012[1]	2011	2010	2009[1]

Net asset value, beginning of year	$10.80	$10.63	$10.72	$10.44	$9.93

Income from investment operations:
Net investment income	0.20	0.22	0.25	0.25	0.29
Net realized and unrealized gain (loss) on investments	(0.19)	0.19	(0.07)	0.28	0.53

Total from investment operations	0.01	0.41	0.18	0.53	0.82

Distributions to shareholders from:
Net investment income	(0.21)	(0.22)	(0.25)	(0.25)	(0.31)
Net realized capital gains	—	(0.02)	(0.02)	—	—

Total distributions	(0.21)	(0.24)	(0.27)	(0.25)	(0.31)

Net asset value, end of year	$10.60	$10.80	$10.63	$10.72	$10.44

Total return	0.05%	3.90%	1.76%	5.17%	8.35%

Ratios to average net assets/ Supplemental data:
Net assets, end of year (in 000s)	$50,874	$46,096	$33,957	$36,543	$31,877
Ratio of operating expenses to average net assets	0.29%	0.30%	0.30%	0.32%	0.37%
Ratio of net investment income to average net assets	1.90%	2.08%	2.36%	2.42%	2.84%
Portfolio turnover rate	43%	6%	11%	14%	16%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2013

Face
Amount		Value

MUNICIPAL BONDS* — 99.2%

	California — 6.3%
	California State General Obligation Unlimited:
$2,000,000	5.000% due 2/1/18	$2,328,060
2,000,000	5.000% due 9/1/19	2,368,640
5,000,000	5.000% due 10/1/19	5,928,050
2,350,000	San Bernardino, CA, Unified School District, General Obligation Unlimited,
	5.000% due 8/1/18	2,712,088

		13,336,838

	Connecticut — 0.9%
1,800,000	Connecticut State, Economic Recovery, General Obligation Unlimited, Series A,
	5.000% due 1/1/15	1,899,540

	Florida — 4.7%
2,000,000	Florida State, Board of Education, General Obligation Unlimited, Series A,
	5.000% due 1/1/14	2,016,260
2,000,000	Florida State, General Obligation Unlimited,
	4.000% due 7/1/18	2,185,320
3,925,000	Hillsborough County, FL, Community Investment Tax, Revenue Bonds, (AMBAC Insured),
	5.000% due 11/1/19	4,452,952
1,400,000	Seacoast Utility Authority, FL, Water & Sewer Utility System Revenue, Refunding, Series A, (FGIC and NPFG Insured),
	5.500% due 3/1/14	1,423,646

		10,078,178

	Georgia — 0.9%
1,745,000	Georgia State, General Obligation Unlimited, Series B, Prerefunded 4/1/17 @ 100,
	5.000% due 4/1/19	1,999,840

	Indiana — 1.9%
	Elkhart, Community Schools Building Corp. Revenue Bonds:
2,000,000	2.000% due 2/10/14	2,008,900
2,000,000	2.000% due 2/10/15	2,038,340

		4,047,240

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2013

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)

	Kentucky — 1.6%
$3,000,000	Kentucky State, Property & Building Commission, Revenue Bonds, Refunding, Series A,
	5.000% due 8/1/19	$3,521,070

	Louisiana — 2.3%
4,000,000	Louisiana, General Obligation Unlimited, Series C,
	5.000% due 7/15/22	4,800,120

	Maryland — 5.6%
1,800,000	Maryland State, Street & Local Facilities Capital Improvements, General Obligation Unlimited, Prerefunded 3/1/16 @ 100,
	5.000% due 3/1/17	1,990,926
2,000,000	Maryland State, Street & Local Facilities Loan -2nd, General Obligation Unlimited,
	5.000% due 7/15/18	2,367,880
6,500,000	Maryland State, Street & Local Facilities Loan -2nd, General Obligation Unlimited, Series B,
	5.000% due 8/1/17	7,529,665

		11,888,471

	Massachusetts — 1.1%
2,000,000	Massachusetts State, General Obligation Limited, Refunding, Series B, (AGMC Insured),
	5.250% due 8/1/16	2,255,880

	Michigan — 5.0%
3,000,000	Detroit, MI, City School District, General Obligation Unlimited, Series A (QSBLF Insured),
	5.000% due 5/1/26	3,160,650
5,000,000	Michigan Finance Authority, Revenue Bonds, Refunding, Series B,
	5.000% due 1/1/21	5,728,500
1,500,000	Warren, MI, Consolidated School Districts, General Obligation Unlimited,
	5.000% due 5/1/19	1,711,785

		10,600,935

	Minnesota — 2.5%
4,390,000	Rochester, MN, General Obligation Unlimited, Refunding, Series A,
	5.000% due 2/1/22	5,282,224

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2013

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)

	Nebraska — 1.5%
$2,660,000	Omaha, NE, Public Power District, Revenue Bonds, Series C,
	5.000% due 2/1/18	$3,107,385

	Nevada — 2.8%
5,000,000	Nevada State, General Obligation Limited, Series D-1,
	5.000% due 3/1/20	5,917,000

	New York — 8.7%
3,785,000	New York City, New York, City Transitional Finance Authority Revenue, Future Tax Secured Bond, Series D,
	5.000% due 11/1/22	4,362,591
1,705,000	New York State, Environmental Facilities Corporation, Special Obligation Revenue, Riverbank State Park, Refunding, (CIFG Assurance N.A. Insured),
	5.000% due 4/1/15	1,816,814
1,200,000	New York State, Dormitory Authority Revenue, State Supported Debt, Construction Service, Contract A,
	5.000% due 7/1/18	1,399,248
4,000,000	New York State, Thruway Authority Personal Income Tax, Revenue Bonds, Series A,
	5.000% due 3/15/24	4,558,800
5,470,000	New York, Metropolitan Transportation Authority Revenue, Dedicated Tax Fund, Series B-1,
	5.000% due 11/15/21	6,470,736

		18,608,189

	North Carolina — 2.5%
2,750,000	New Hanover County, NC, General Obligation Unlimited, Series A,
	4.000% due 6/1/16	3,001,543
2,000,000	New Hanover County, NC, Hospital Revenue Bonds,
	5.000% due 10/1/19	2,272,780

		5,274,323

	Ohio — 5.2%
5,000,000	Dayton, Ohio, City School District, School Facilities Construction, General Obligation Unlimited, Series A,
	5.000% due 11/1/18	5,877,650
2,060,000	Ohio State, Adult Correctional Capital Facilities, Lease Revenue, Series A,
	5.000% due 4/1/21	2,397,613

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2013

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	Ohio — (Continued)

$700,000	Ohio State, General Obligation Unlimited, (AGMC Insured),
	5.500% due 11/1/13	$700,000
2,000,000	Ohio State, Higher Education, General Obligation Unlimited, Refunding, Series A,
	5.000% due 8/1/15	2,164,240

		11,139,503

	Oregon — 2.9%
5,000,000	Oregon State Metro, General Obligation Unlimited, Series A,
	5.000% due 6/1/22	6,075,450

	Pennsylvania — 12.2%
200,000	Allegheny County, PA, Higher Education Building Authority Revenue, Duquesne University, Series A, (NPFG Insured),
	5.000% due 3/1/17	203,228
195,000	Boyertown, PA, Area School District, General Obligation Unlimited, (AGMC Insured),
	5.000% due 10/1/17	206,920
305,000	Boyertown, PA, Area School District, General Obligation Unlimited, Prerefunded 4/1/15 @ 100, (AGMC Insured),
	5.000% due 10/1/17	325,453
255,000	Bucks County, PA, Community College Authority, College Building Revenue, (County Guaranteed),
	4.750% due 6/15/18	296,109
500,000	Conneaut, PA, School District, Refunding, Series B, (AGMC Insured),
	5.000% due 11/1/20	590,290
305,000	Dauphin County, PA, Prerefunded 5/15/15 @ 100, Series B, (AMBAC Insured),
	5.000% due 11/15/17	327,131
400,000	Delaware County, PA, Regional Water Quality Control Authority, Sewer, Prerefunded 5/1/14 @ 100 Revenue, (NPFG Insured),
	5.000% due 5/1/25	409,680
1,000,000	East Stroudsburg, PA, Area School District, General Obligation Limited, (AGMC Insured),
	5.000% due 9/1/20	1,128,580
325,000	Easton, PA, Area School District, General Obligation Limited, (FSA Insured),
	5.000% due 4/1/17	369,564
955,000	Erie County, PA, General Obligation Unlimited,
	5.000% due 9/1/16	1,069,600

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2013

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	Pennsylvania — (Continued)

$350,000	Hazleton, PA, Area School District, General Obligation Unlimited, (AGMC Insured),
	5.000% due 3/1/20	$395,388
600,000	Lehigh County, PA, General Obligation Unlimited, Series A,
	5.000% due 11/15/18	689,952
500,000	Lehigh County, PA, General Purpose Hospital Revenue, Lehigh Valley Health Network, Series A, (AGMC Insured),
	5.000% due 7/1/16	550,125
1,210,000	Manheim Township, PA, Area School District, General Obligation Limited, (AGC Insured),
	5.000% due 6/1/16	1,293,901
435,000	Montgomery County, PA, Higher Education and Health Authority Revenue, Catholic Health East, Prerefunded 11/15/14 @100,
	5.500% due 11/15/24	458,925
250,000	Montgomery County, PA, Higher Education and Health Authority Revenue, Dickinson College Project, Series FF1, (CIFG Assurance N.A. Insured),
	5.000% due 5/1/17	271,868
1,500,000	Montgomery County, PA, Industrial Development Authority Revenue, New Regional Medical Control Project, (FHA Insured),
	5.000% due 2/1/18	1,707,060
250,000	Moon Area School District, PA, General Obligation Unlimited, (AGMC State Aid Withholding),
	5.000% due 11/15/17	272,093
45,000	Northampton, PA, Bucks County Municipal Authority, Sewer Revenue, Escrowed to Maturity,
	6.200% due 11/1/13	45,000
500,000	Pennsylvania State Higher Educational Facilities Authority Revenue, University of Pennsylvania Health System, Series A, (AMBAC Insured),
	5.000% due 8/15/20	534,875
750,000	Pennsylvania State Higher Educational Facilities Authority Revenue, University of Pennsylvania Health System, Series B,
	5.500% due 8/15/18	888,487
2,000,000	Pennsylvania State Higher Educational Facilities Authority Revenue, University of Pennsylvania Health System, Series B, (NPFG Insured),
	5.000% due 8/15/16	2,156,580

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2013

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	Pennsylvania — (Continued)

$700,000	Pennsylvania State Public School Building Authority, Lease Revenue, Philadelphia School District Project, Series A (AGMC Insured),
	5.000% due 6/1/18	$764,897
905,000	Pennsylvania State Public School Building Authority, Lease Revenue, Western Centertech School, (FSA Insured),
	5.000% due 2/15/15	957,734
95,000	Pennsylvania State Public School Building Authority, Lease Revenue, Western Centertech School, Escrowed to Maturity, (FSA Insured),
	5.000% due 2/15/15	100,781
1,500,000	Pennsylvania State Public School Building Authority, School Revenue, North Pennsylvania School District Project,
	5.000% due 3/1/16	1,650,060
60,000	Pennsylvania State Turnpike Commission, Oil Franchise, Tax Revenue, Escrowed to Maturity, Series A, (AMBAC Insured),
	5.250% due 12/1/14	61,098
1,000,000	Pennsylvania State, General Obligation Unlimited,
	5.250% due 7/1/14	1,033,970
750,000	Pennsylvania State, General Obligation Unlimited, Series A,
	5.000% due 8/1/16	842,348
260,000	Pennsylvania State, General Obligation Unlimited, Unrefunded Balance, Series 2, (NPFG Insured),
	5.000% due 7/1/15	262,496
1,500,000	Philadelphia, PA, School District, General Obligation Limited, Series F (BHAC Insured),
	5.000% due 9/1/17	1,697,610
2,360,000	Tredyffrin-Easttown, PA, School District, General Obligation Limited,
	5.000% due 2/15/20	2,832,779
1,425,000	Westmoreland County, PA, Municipal Authority, Municipal Service Revenue, Prerefunded to 8/15/15 @ 100, (AGMC Insured),
	5.250% due 8/15/25	1,549,744

		25,944,326

	Puerto Rico — 0.0%
100,000	Puerto Rico Commonwealth Highway and Transportation Authority Revenue, Series J, Prerefunded 7/1/14 @ 100,
	5.000% due 7/1/34	103,223

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2013

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)

	South Carolina — 2.5%
$2,500,000	Scago, Educational Facilities Corp. Revenue, Spartanburg School District No. 5 (AGMC Insured),
	5.000% due 4/1/15	$2,666,525
2,500,000	South Carolina State, Public Service Authority Revenue, Refunding, Series A, (FGIC and NPFG Insured),
	5.250% due 1/1/22	2,730,525

		5,397,050

	Tennessee — 3.1%
4,600,000	Memphis, TN, General Obligation Unlimited, Series D,
	5.000% due 7/1/19	5,460,568
1,050,000	Metropolitan Government of Nashville and Davidson County, TN, General Obligation Unlimited, Refunding, Series D,
	5.000% due 7/1/17	1,212,771

		6,673,339

	Texas — 13.2%
5,045,000	Dallas, TX, General Obligation Limited,
	5.000% due 2/15/17	5,753,974
2,755,000	Dallas, TX, Refunding and Improvement, General Obligation Limited,
	5.000% due 2/15/14	2,793,845
3,000,000	Houston, TX, General Obligation Limited, Refunding, Public Improvement, Series B, (NPFG Insured), Prerefunded 3/1/14 @ 100,
	5.000% due 3/1/16	3,048,330
5,000,000	Houston, TX, Independent School District, General Obligation Limited, (PSF Guaranteed),
	2.500% due 6/1/30	5,151,850
2,370,000	Houston, TX, Utilities System Revenue, Refunding, First Lien, Series A, (NPFG Insured),
	5.250% due 5/15/17	2,742,137
1,070,000	Humble, TX, Independent School District, General Obligation Unlimited, Refunding, Series A, (PSF Guaranteed),
	5.250% due 2/15/14	1,085,922
1,000,000	Laredo, TX, Independent School District, General Obligation Unlimited, (PSF Guaranteed),
	5.000% due 8/1/14	1,036,200
450,000	Northside, TX, Independent School District, General Obligation Unlimited, (PSF Guaranteed),
	5.000% due 2/15/14	456,372

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2013

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	Texas — (Continued)

$2,875,000	San Antonio, TX, Electric and Gas Revenue,
	5.000% due 2/1/21	$3,264,131
715,000	San Antonio, TX, General Obligation Limited,
	5.000% due 2/1/15	757,879
1,750,000	University of Texas, Revenue Bond, Financing System, Series A,
	5.000% due 8/15/16	1,972,390

		28,063,030

	Virginia — 2.2%
4,000,000	Richmond, VA, General Obligation Unlimited, Series A,
	5.000% due 3/1/23	4,755,280

	Washington — 6.9%
4,000,000	King County, WA, General Obligation Limited,
	5.000% due 7/1/20	4,793,760
1,000,000	King County, WA, General Obligation Limited, (FGIC and NPFG), Prerefunded 1/1/15 @ 100,
	5.000% due 1/1/21	1,055,660
2,000,000	NJB Properties, Lease Revenue, King County Washington Project, Series A, (County Guaranteed),
	5.000% due 12/1/18	2,214,040
3,290,000	Washington State, Various Purposes, General Obligation Unlimited, Series E,
	5.000% due 2/1/20	3,836,995
2,500,000	Whatcom County, WA, School District No. 501, Refunding, (AGMC Insured),
	5.000% due 12/1/15	2,732,400

		14,632,855

	Wisconsin — 2.7%
4,720,000	Wisconsin State, General Obligation Unlimited,
	5.000% due 11/1/21	5,662,773

	TOTAL MUNICIPAL BONDS (Cost $208,519,228)	211,064,062

TOTAL INVESTMENTS (Cost $208,519,228)[1]	99.2%	$211,064,062
OTHER ASSETS IN EXCESS OF LIABILITIES	0.8	1,667,342

NET ASSETS	100.0%	$212,731,404

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2013

* Percentages indicated are based on net assets.
[1] Aggregate cost for federal tax purposes was $208,519,228.
Abbreviations:
AGC — Assurance Guaranty Corporation
AGMC — Assured Guaranty Municipal Corporation
AMBAC — American Municipal Bond Assurance Corporation
BHAC — Berkshire Hathaway Assurance Corporation
FGIC — Financial Guaranty Insurance Corporation
FHA — Federal Housing Administration
FSA — Financial Security Assurance
NPFG — National Public Finance Guarantee Corporation
PSF — Permanent School Fund
QSBLF — Michigan Qualified School Bond Loan Fund

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2013

CREDIT QUALITY

On October 31, 2013, credit quality of the Portfolio was as follows (Unaudited):

	% of
	Net Assets	Value

MOODY’S CREDIT RATING:
Aaa	24.9%	$53,422,725
Aa1	16.4	35,243,055
Aa2	25.5	53,786,302
Aa3	7.7	16,269,135
A1	11.2	23,704,844
A2	3.0	6,306,871
S&P’S CREDIT RATING:
AAA	2.1	4,558,800
AA+	2.0	4,092,240
AA-	2.4	4,927,847
AA	3.5	7,540,336
A+	0.1	271,868
A	0.1	203,228
*NOT RATED	0.3	736,811

TOTAL MUNICIPAL BONDS	99.2%	$211,064,062

TOTAL INVESTMENTS	99.2%	$211,064,062

*	All securities that are not rated are deemed to be at least equivalent to A rating by the Investment Advisor.

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2013

Face
Amount		Value

MUNICIPAL BONDS* — 97.2%

	Delaware — 2.1%
	Delaware River & Bay Authority, Development Revenue, (NPFG Insured):
$500,000	5.000% due 1/1/17[1]	$526,260
500,000	5.000% due 1/1/19[1]	526,140

		1,052,400

	New Jersey — 95.1%
460,000	Atlantic County, NJ, General Obligation Unlimited,
	5.000% due 2/1/16	505,742
500,000	Bergen County, NJ, Improvement Authority Revenue, Bergen County Utilities, (County Guaranteed),
	4.500% due 12/15/19	565,555
500,000	Bergen County, NJ, General Obligation Unlimited,
	4.000% due 10/15/14	518,095
250,000	Bernards Township, NJ, School District, General Obligation Unlimited,
	4.000% due 7/15/23	277,483
670,000	Burlington Township, NJ, Board of Education, General Obligation Unlimited,
	5.000% due 1/15/20	788,958
290,000	Cape May County, NJ, Municipal Utilities Authority Revenue, Refunding, Series A, (AGMC Insured),
	5.750% due 1/1/16	322,967
100,000	Chatham Boro, NJ, General Obligation Unlimited, (AGMC Insured),
	3.750% due 12/15/13	100,402
440,000	Clinton Township, NJ, Board of Education, General Obligation Unlimited,
	5.000% due 1/15/23	497,094
455,000	Delanco Township, NJ, School District, General Obligation Unlimited,
	5.000% due 8/1/21	531,017
440,000	Demarest, NJ, School District, (AGMC Insured),
	5.000% due 2/15/18	493,588
350,000	Essex County, NJ, General Obligation Unlimited, Series C,
	5.000% due 8/1/18	411,376
300,000	Essex County, NJ, Improvement Authority Revenue, County Guaranteed, (AGC Insured),
	4.500% due 10/1/14	311,271
475,000	Essex County, NJ, Improvement Authority Revenue, County Guaranteed, (AMBAC Insured),
	5.250% due 12/15/20	571,358

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2013

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	New Jersey — (Continued)

$250,000	Essex County, NJ, Utilities Authority Revenue, Refunding, (AGC Insured),
	5.000% due 4/1/20	$280,298
700,000	Evesham, NJ, Municipal Utilities Authority, Revenue Bonds, Refunding,
	4.000% due 7/1/17	769,447
375,000	Freehold, NJ, Regional High School District, General Obligation Unlimited, (NPFG Insured),
	5.000% due 3/1/16	413,513
	Garden, NJ, Preservation Trust Open Space & Farmland, Revenue Bonds, Series A:
400,000	4.000% due 11/1/18	454,880
1,000,000	5.000% due 11/1/21	1,198,930
500,000	Hunterdon, NJ, Central Regional High School District, General Obligation Unlimited,
	4.000% due 9/15/19	568,515
1,500,000	Jackson Township, NJ, School District, General Obligation Unlimited, (NPFG Insured),
	5.250% due 6/15/19	1,754,595
1,735,000	Lacey, NJ, Municipal Utilities Authority, Revenue Bonds,
	5.000% due 12/1/19[2]	2,062,308
250,000	Lenape, NJ, Regional School District, General Obligation Unlimited,
	5.000% due 3/15/21	295,710
250,000	Lenape, NJ, Regional School District, General Obligation Unlimited, (NPFG Insured),
	5.000% due 4/1/16	260,483
	Manasquan, NJ, Board of Education, General Obligation Unlimited:
520,000	5.000% due 1/15/21	610,574
580,000	5.000% due 1/15/22	681,523
615,000	5.000% due 1/15/23	727,723
500,000	Maplewood Township, NJ, General Obligation Unlimited, Refunding (Township Guaranteed),
	5.000% due 10/15/19	595,285
500,000	Matawan-Aberdeen, NJ, Regional School District, General Obligation Unlimited,
	4.000% due 9/15/17	554,485
425,000	Mercer County, NJ, Improvement Authority Revenue, Courthouse Project, Series A, (County Guaranteed),
	5.000% due 4/1/16	471,316

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2013

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	New Jersey — (Continued)

$500,000	Mercer County, NJ, Improvement Authority Revenue, Refunding, (County Guaranteed),
	5.000% due 9/1/18	$586,550
250,000	Middlesex County, NJ, Improvement Authority Revenue Refunding, Open Space Trust Fund, (County Guaranteed),
	5.000% due 9/15/17	289,783
425,000	Millstone Township, NJ, School District, General Obligation Unlimited,
	5.000% due 7/15/18	487,547
300,000	Monmouth County, NJ, Improvement Authority Revenue, Brookdale Community College, (County Guaranteed),
	4.000% due 8/1/16	327,516
	Monmouth County, NJ, Improvement Authority Revenue, Governmental Loan, (County Guaranteed):
160,000	4.000% due 2/1/15	167,355
500,000	5.000% due 12/1/21	576,725
100,000	Monmouth County, NJ, Improvement Authority Revenue, Series A, (AMBAC Insured),
	5.250% due 12/1/16	105,460
350,000	Monroe Township Middlesex County, NJ, Board of Education, General Obligation Unlimited,
	4.000% due 9/15/14	360,689
500,000	Montclair Township, NJ, General Obligation Unlimited,
	5.000% due 3/1/20	587,675
455,000	Montgomery Township, NJ, General Improvement,
	5.000% due 9/1/20	537,928
335,000	Montgomery Township, NJ, Sewer Utilities, General Obligation Unlimited,
	5.000% due 9/1/20	396,057
	Morris County, NJ, General Obligation Unlimited:
490,000	4.000% due 2/1/22	552,147
400,000	5.000% due 9/15/22	470,340
645,000	Morris Township, NJ, School District, General Obligation Unlimited, (AGMC Insured),
	5.000% due 3/15/18	748,187
20,000	Mount Holly, NJ, Municipal Utilities Authority, Sewer Revenue, Unrefunded, (NPFG Insured),
	5.000% due 12/1/13	20,081
395,000	Mount Olive Township, NJ, General Obligation Unlimited, (AMBAC Insured),
	5.000% due 8/15/14	410,002

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2013

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	New Jersey — (Continued)

$400,000	New Jersey Economic Development Authority Revenue, School Facilities, Series U, (AGMC Insured),
	5.000% due 9/1/21	$463,288
360,000	New Jersey Economic Development Authority, Park Facilities Authority, Elizabeth Development Company, Series A, (AMBAC Insured),
	5.000% due 10/15/16	403,852
5,000	New Jersey Environmental Infrastructure Trust Revenue, Series A,
	4.000% due 9/1/23	5,684
335,000	New Jersey Environmental Infrastructure Trust, Revenue Bonds, Series A,
	4.000% due 9/1/19	375,059
	New Jersey Environmental Infrastructure Trust, Revenue Bonds, Series A, Prerefunded 9/1/18 @ 100:
5,000	4.000% due 9/1/19	5,684
10,000	5.250% due 9/1/19	11,960
10,000	4.000% due 9/1/23	11,368
315,000	New Jersey Environmental Infrastructure Trust, Revenue Bonds, Series A, Unrefunded,
	5.250% due 9/1/19	373,691
750,000	New Jersey Environmental Infrastructure Trust, Revenue Bonds, Series C,
	5.000% due 9/1/17	867,952
250,000	New Jersey Health Care Facilities Financing Authority Revenue, Atlanticare Regional Medical Center,
	5.000% due 7/1/16	276,108
300,000	New Jersey Health Care Facilities Financing Authority Revenue, St. Claires Hospital Inc., Series B, (NPFG Insured), Escrowed to Maturity,
	5.250% due 7/1/15	322,887
65,000	New Jersey Sports & Exposition Authority State Contract, Revenue Bonds, Series A, Prerefunded 3/1/16 @100, (AMBAC Insured),
	5.000% due 3/1/17	71,858
250,000	New Jersey State Educational Facilities Authority Revenue, College of New Jersey, Series D (AGMC Insured),
	5.000% due 7/1/19	286,440
600,000	New Jersey State Educational Facilities Authority Revenue, Montclair State University, Series F, (FGIC Insured), Prerefunded 7/01/15 @ 100,
	5.000% due 7/1/32	646,428

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2013

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	New Jersey — (Continued)

$850,000	New Jersey State Educational Facilities Authority Revenue, Montclair State University, Series F, (FGIC Insured), Prerefunded 7/1/15 @ 100,
	5.000% due 7/1/18	$915,773
205,000	New Jersey State Educational Facilities Authority Revenue, Princeton University,
	5.000% due 7/1/14	211,607
500,000	New Jersey State Educational Facilities Authority, Higher Education Capacity Improvement Revenue Bonds, Series A (AGMC Insured),
	5.000% due 9/1/14	519,585
500,000	New Jersey State Educational Facilities Authority, Montclair State University, Series J, (NPFG Insured),
	5.250% due 7/1/17	573,110
250,000	New Jersey State Educational Facilities Authority, Richard Stockton College, (AMBAC Insured),
	5.000% due 7/1/17	267,328
	New Jersey State Transportation Trust Fund Authority, Revenue Bonds, Series B, (NPFG Insured):
300,000	5.250% due 12/15/16	331,089
285,000	5.250% due 12/15/18	314,535
400,000	New Jersey State Transportation Trust Fund Authority, Series B, (NPFG Insured),
	5.500% due 12/15/16	458,096
360,000	New Jersey State Turnpike Authority, Turnpike Revenue, Refunded Balance, Series A, (NPFG Insured), Escrowed to Maturity,
	6.000% due 1/1/14	363,506
960,000	New Jersey State Turnpike Authority, Turnpike Revenue, Series B,
	5.000% due 1/1/27	1,052,314
400,000	New Jersey State Turnpike Authority, Turnpike Revenue, Series G,
	5.000% due 1/1/17	452,020
690,000	New Jersey State, General Obligation Unlimited, Refunding, Series H,
	5.250% due 7/1/14	713,584
435,000	New Jersey State, General Obligation Unlimited, Refunding, Series M, (AMBAC Insured),
	5.500% due 7/15/14	451,491
285,000	New Jersey State, Turnpike Authority Revenue, Escrowed to Maturity,
	6.500% due 1/1/16	322,332

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2013

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	New Jersey — (Continued)

$1,000,000	New Jersey, General Obligation Unlimited,
	5.000% due 6/1/22	$1,124,450
365,000	New Jersey, General Obligation Unlimited, Series L, (AMBAC Insured),
	5.250% due 7/15/18	434,485
580,000	Northern Highlands, NJ, Regional High School District, General Obligation Unlimited, Refunding,
	4.000% due 6/15/18	659,994
710,000	Ocean City, NJ, Board of Education, General Obligation Unlimited, (NPFG Insured),
	5.000% due 4/1/16	785,203
500,000	Ocean City, NJ, General Obligation Unlimited,
	4.000% due 8/15/19	568,670
415,000	Ocean County, NJ, General Obligation Unlimited,
	5.000% due 6/1/18	487,799
600,000	Pequannock Township, NJ, General Obligation Unlimited, (NPFG Insured),
	4.000% due 10/15/16	654,564
1,340,000	Piscataway Township, NJ, General Obligation Unlimited,
	4.000% due 2/1/18	1,498,400
550,000	Princeton Boro, NJ, General Obligation Unlimited,
	4.000% due 2/1/18	618,205
600,000	Ramsey, NJ, School District, General Obligation Unlimited, Refunding,
	4.000% due 1/15/20	673,860
500,000	Randolph Township, NJ, School District, General Obligation Unlimited,
	5.000% due 2/1/22	583,535
	Sayreville, NJ, School District, General Obligation Unlimited, (NPFG Insured):
300,000	4.500% due 7/15/29	321,339
300,000	4.500% due 7/15/30	321,339
680,000	Somerset County, NJ, Improvement Authority Government Capital Equipment, Revenue Bonds, (County Guaranteed),
	4.000% due 3/15/17	749,999
595,000	Southeast Morris County, NJ, Municipal Utilities Authority, Revenue Bonds,
	4.000% due 1/1/15	617,485
400,000	Union County, NJ, General Obligation Unlimited,
	5.000% due 3/1/16	442,264
500,000	Wayne Township, NJ, General Obligation Unlimited, Refunding,
	4.000% due 9/1/18	567,720

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2013

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	New Jersey — (Continued)

$750,000	West Morris, NJ, Regional High School District, General Obligation Unlimited,
	4.500% due 5/1/23	$855,510
540,000	West Windsor Plainsboro, NJ, Regional School District, General Obligation Unlimited, Refunding, (AGMC Insured),
	5.000% due 9/15/15	586,780
500,000	Woodbridge Township, NJ, General Obligation Unlimited, Refunding,
	5.000% due 7/15/24	554,570

		48,393,333

	TOTAL MUNICIPAL BONDS (Cost $48,650,879)	49,445,733

TOTAL INVESTMENTS (Cost $48,650,879)[3]	97.2%	$49,445,733
OTHER ASSETS IN EXCESS OF LIABILITIES	2.8	1,427,932

NET ASSETS	100.0%	$50,873,665

* Percentages indicated are based on net assets.
[1] This is a joint regional authority that serves the States of New Jersey and Delaware.
[2] When-issued security.
[3] Aggregate cost for federal tax purposes was $48,650,879.
Abbreviations:
AGC — Assurance Guaranty Corporation
AGMC — Assured Guaranty Municipal Corporation
AMBAC — American Municipal Bond Assurance Corporation
FGIC — Financial Guaranty Insurance Corporation
NPFG — National Public Finance Guarantee Corporation

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2013

CREDIT QUALITY

On October 31, 2013, credit quality of the Portfolio was as follows (Unaudited):

	% of
	Net Assets	Value

MOODY’S CREDIT RATING:
Aaa	12.1%	$6,233,821
Aa1	4.6	2,285,996
Aa2	12.3	6,190,657
Aa3	16.9	8,601,265
A1	11.6	5,954,264
A2	2.6	1,301,955
A3	3.6	1,826,666
S&P’S CREDIT RATING:
AAA	4.5	2,265,503
AA+	5.1	2,631,652
AA-	11.1	5,585,613
AA	11.2	5,721,711
A+	0.7	363,506
A	0.6	322,887
*NOT RATED	0.3	160,237

TOTAL MUNICIPAL BONDS	97.2%	$49,445,733

TOTAL INVESTMENTS	97.2%	$49,445,733

*	All securities that are not rated are deemed to be at least equivalent to A rating by the Investment Advisor.

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Notes to Financial Statements

1.	Organization and Significant Accounting Policies

The Glenmede Portfolios (the “Fund”) is an investment company that was organized as a Massachusetts business trust on March 3, 1992, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of October 31, 2013, the Fund offered shares of two Sub-Trusts, the Muni Intermediate Portfolio and the New Jersey Muni Portfolio (each, a “Portfolio” and collectively, the “Portfolios”). The New Jersey Muni Portfolio is classified as non-diversified and the Muni Intermediate Portfolio is classified as diversified.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S.”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by each Portfolio in the preparation of its financial statements.

Valuation of Securities: Municipal obligations for which market quotations are readily available are valued at the most recent quoted bid price provided by investment dealers, provided that municipal obligations may be valued on the basis of prices provided by a pricing service when such prices are determined by the investment advisor to reflect the fair market value of such municipal obligations. These valuations are typically categorized as Level 2 in the fair value hierarchy described below. When market quotations are not readily available or events occur that make established valuation methods unreliable, municipal obligations are valued in a manner which is intended to reflect their fair value as determined in accordance with procedures approved by the Board of Trustees of the Fund (the “Board”) and are typically categorized as Level 3 in the fair value hierarchy. The fair value of securities is generally determined as the amount that a Portfolio could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount. Debt obligations with maturities of 60 days or less at the time of purchase are valued on the basis of amortized cost and are typically categorized as Level 2 in the fair value hierarchy.

Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards ASC 820, “Fair Value Measurements” (“ASC 820”) defines fair value, establishes a three-level hierarchy for measuring fair value and expands disclosure about fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of each Portfolio’s investments. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or

THE GLENMEDE PORTFOLIOS

Notes to Financial Statements — (Continued)

liability based on the best information available in the circumstances. These inputs are summarized in the three levels listed below:

Level 1 — quoted prices in active markets for identical investments;

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk and others) or valuations based on quoted prices in markets that are not active; and

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Changes in valuation techniques may result in changing an investment’s assigned level within the hierarchy.

The Muni Intermediate Portfolio and New Jersey Muni Portfolio had all long-term investments, with corresponding sectors at Level 2 at October 31, 2013. For the year ended October 31, 2013, there were no transfers between Level 1 and 2.

Municipal Securities: The value of, payment of interest on, repayment of principal for, and the ability to sell a municipal security may be affected by constitutional amendments, legislation, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Portfolio’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

Securities Transactions and Investment Income: Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. Interest income is recorded on the accrual basis and includes, when appropriate, amortization of premiums and accretion of discounts.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Interest income is accrued based on the terms of the security on settlement date. Each Portfolio segregates assets with a current value at least equal to the amount of its when-issued purchase commitments. When-issued purchase commitments involve a risk of loss if the value of the security to be purchased declines prior to settlement date, or if the counterparty does not perform under the contract.

Dividends and Distributions to Shareholders: Dividends from net investment income, if any, are declared and paid monthly. The Portfolios distribute any net realized capital gains on an annual basis. Additional distributions of net investment income and capital gains for each Portfolio may be made at the discretion

THE GLENMEDE PORTFOLIOS

Notes to Financial Statements — (Continued)

of the Board in order to avoid a nondeductible excise tax under Section 4982 of the Internal Revenue Code, as amended (the “Code”).

Income and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the U.S. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Portfolio, timing differences and differing characterization of distributions made by each Portfolio.

Federal Income Taxes: Each Portfolio intends to qualify as a regulated investment company by complying with the requirements of the Code, applicable to regulated investment companies, and by distributing substantially all of its tax-exempt (and taxable, if any) income to its shareholders. Therefore, no federal income tax provision is required. Income distributions and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the U.S.

“Accounting for Uncertainty in Income Taxes — an interpretation of FASB ASC 740” (“ASC 740”) clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB ASC 740, “Accounting for Income Taxes.” This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. Each of the Portfolios’ federal tax returns filed in the 3-year period ended October 31, 2013 remains subject to examination by the Internal Reserve Service.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted. The Act modernizes several of the federal income and excise tax provisions related to regulated investment companies and, with certain exceptions, was effective for taxable years beginning after December 22, 2010. Among the changes made are changes to the capital loss carryforward rules allowing for capital losses to be carried forward indefinitely. Rules in effect prior to the effective date of the Act limit the carryforward period to eight years. Capital loss carryforwards generated in taxable years beginning after effective date of the Act must be fully used before capital loss carryforwards generated in taxable years prior to effective date of the Act; therefore, under certain circumstances, capital loss carryforwards available as of the report date, if any, may expire unused.

THE GLENMEDE PORTFOLIOS

Notes to Financial Statements — (Continued)

As of October 31, 2013, the tax year end of the Fund, the components of distributable earnings on a tax basis were as follows:

	Undistributed	Undistributed	Undistributed	Total*
	Tax-exempt	Short-Term	Long-Term	Distributable
Portfolio	Income	Gain	Gain	Earnings
Muni Intermediate Portfolio	$290,152	$—	$940,509	$3,775,495
New Jersey Muni Portfolio	65,959	11,241	239,327	1,111,381

* Total Distributable Earnings are additionally comprised of Net Unrealized Appreciation/(Depreciation) and Capital Loss Carryforwards, which are shown elsewhere in the Notes to Financial Statements.

For the year ended October 31, 2013, Muni Intermediate Portfolio’s and New Jersey Muni Portfolio’s components of distributable earnings on a tax basis were equal to the components of distributable earnings on a book basis. Such reclasses had no effect on net assets.

As of October 31, 2013, the tax characterization of distributions paid during the year was equal to the book characterization of distributions paid for the Portfolios and was as follows:

				Return
	Tax	Ordinary	Long-Term	of
Portfolio	Exempt	Income	Gains	Capital
Muni Intermediate Portfolio	$4,222,162	$16	$22,928	$—
New Jersey Muni Portfolio	889,292	—	—	—

As of October 31, 2013, Glenmede Trust, on behalf of its clients, holds of record and has voting and/or investment authority over substantially all of the Portfolios’ outstanding shares. New Jersey Muni Portfolio had two shareholders that beneficially own 12% of the shares outstanding of the Portfolio as of October 31, 2013.

Other: In the normal course of business, the Fund enters into contracts that may include agreements to indemnify another party under given circumstances. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the Fund. However, based on experience, the risk of material loss from such claims is considered to be remote.

2.	Investment Advisory Fee, Administration Fee and Other Related Party Transactions

Glenmede Investment Management LP (the “Advisor”), a wholly-owned subsidiary of The Glenmede Trust Company, N.A. (“Glenmede Trust”), serves as investment advisor to the Muni Intermediate Portfolio and New Jersey Muni Portfolio, pursuant to an investment management agreement with the Fund. Under this agreement, the Advisor manages the Portfolios, subject to the general supervision of the Board. Prior to January 1, 2007, investment advisory services were provided by Glenmede Trust’s wholly-owned subsidiary, Glenmede Advisers, Inc.

THE GLENMEDE PORTFOLIOS

Notes to Financial Statements — (Continued)

Muni Intermediate Portfolio and New Jersey Muni Portfolio do not pay a management fee for advisory services. The investors in the Portfolios are the clients of Glenmede Trust or its affiliated companies (“Affiliates”). Glenmede Trust or its Affiliates charge a fee directly to their clients for fiduciary, trust and/or advisory services. The actual annual fees charged vary dependent on a number of factors, including the particular services provided to the client, and are generally 1.25% or less of the clients’ assets under management.

The Muni Intermediate Portfolio and New Jersey Muni Portfolio each pay Glenmede Trust shareholder servicing fees at the annual rate of 0.15% of such Portfolio’s average daily net assets.

State Street Bank and Trust Company (“State Street”) serves as administrator, transfer agent, dividend-paying agent and custodian with respect to the Fund. The Fund pays State Street a fee based on the combined aggregate average daily net assets of the Portfolios and The Glenmede Fund, Inc., a registered investment company, plus transaction charges for certain transactions and out-of-pocket expenses. The fee is computed daily and paid monthly.

Foreside Compliance Services, LLC is paid an annual fee plus out-of-pocket expenses for the provision of personnel and services related to the Fund’s compliance program. The Fund’s Chief Compliance Officer is a Managing Director of Foreside Compliance Services, LLC.

Quasar Distributors, LLC (“Quasar”) serves as distributor of the Portfolios’ shares. The distributor receives no fees from the Fund in connection with distribution services provided to the Fund. The Advisor pays Quasar’s fees and out-of-pocket expenses for the distribution services it provides to the Fund.

The Fund pays each Board member an annual fee of $1,000 and out-of-pocket expenses incurred in attending Board meetings.

Expenses for the year ended October 31, 2013 include legal fees paid to Drinker Biddle & Reath LLP as legal counsel to the Fund and the independent trustees. A partner of the law firm is Secretary of the Fund.

3.	Purchases and Sales of Securities

For the year ended October 31, 2013, cost of purchases and proceeds from sales of investment securities other than U.S. government securities and short-term securities were:

Portfolio	Purchases	Sales
Muni Intermediate Portfolio	$154,537,910	$148,051,195
New Jersey Muni Portfolio	26,745,181	19,572,071

As of October 31, 2013, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross

THE GLENMEDE PORTFOLIOS

Notes to Financial Statements — (Continued)

unrealized depreciation for all securities in which there was an excess of tax cost over value were as follows:

Portfolio	Appreciation	Depreciation	Net
Muni Intermediate Portfolio	$4,390,319	$1,845,485	$2,544,834
New Jersey Muni Portfolio	1,119,200	324,346	794,854

4.	Shares of Beneficial Interest

The Fund may issue an unlimited number of shares of beneficial interest with a $.001 par value. Changes in shares of beneficial interest outstanding were as follows:

	Year Ended		Year Ended
	10/31/13		10/31/12
	Shares	Amount	Shares	Amount
Muni Intermediate Portfolio:
Sold	4,896,485	$54,352,495	10,193,337	$113,372,446
Issued as reinvestment of dividends	2,051	22,927	7,826	86,242
Redeemed	(6,124,718)	(67,837,134)	(3,034,077)	(33,778,536)

Net increase (decrease)	(1,226,182)	$(13,461,712)	7,167,086	$79,680,152

New Jersey Muni Portfolio:
Sold	1,166,275	$12,350,495	1,381,541	$14,853,057
Issued as reinvestment of dividends	—	—	4,850	51,802
Redeemed	(633,081)	(6,797,046)	(313,576)	(3,372,605)

Net increase	533,194	$5,553,449	1,072,815	$11,532,254

As of October 31, 2013, Glenmede Trust, on behalf of its clients, holds of record and has voting and/or investment authority over substantially all of the Portfolios’ outstanding shares. New Jersey Muni Portfolio had two shareholders that beneficially own 12% of the shares outstanding of the Portfolio as of October 31, 2013.

5.	Concentration of Credit

The New Jersey Muni Portfolio primarily invests in debt obligations issued by the State of New Jersey and its political subdivisions, agencies, instrumentalities and authorities, including regional governmental authorities, to obtain funds for various purposes.

The New Jersey Muni Portfolio is more susceptible to factors adversely affecting issuers of the region that the Portfolio invests in than is a municipal bond fund that is not concentrated in these issuers to the same extent.

6.	Recently Issued Accounting Pronouncements

Effective January 1, 2012, the Fund adopted Accounting Standards Update (ASU) No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve

THE GLENMEDE PORTFOLIOS

Notes to Financial Statements — (Concluded)

Common Fair Value Measurement and Disclosure Requirements in US GAAP and IFRS (ASU 2011-04). The amendments in ASU 2011-04 included new guidance for certain fair value measurement principles and disclosure requirements. The adoption of ASU 2011-04 had no impact on the Fund’s net assets. Applicable disclosures have been incorporated.

In December 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities, as clarified with ASU 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” issued in January 2013. These common disclosure requirements are intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a portfolio’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset and disclose instruments and transactions subject to an agreement similar to a master netting agreement. The ASU is effective for interim and annual periods beginning on or after January 1, 2013. Management is currently evaluating the impact, if any, of applying this provision.

7.	Subsequent Event

Management has evaluated events and transactions subsequent to October 31, 2013 through the date the financial statements were available to be issued, for disclosure in the Fund’s financial statements and has determined that there are no material events that would require additional disclosure.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The Glenmede Portfolios and Shareholders of Muni Intermediate Portfolio and New Jersey Muni Portfolio:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Muni Intermediate Portfolio and New Jersey Muni Portfolio (constituting The Glenmede Portfolios, hereafter referred to as the “Fund”) at October 31, 2013, and the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2013 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for our opinion.

December 20, 2013

THE GLENMEDE FUND, INC.

Tax Information (Unaudited)
For the year ended October 31, 2013

Of the ordinary distributions made during the fiscal year ended October 31, 2013, the following percentages have been derived from investments in US Government and Agency Obligations. All or a portion of the distributions from this income may be exempt from taxation at the state level. Consult your tax advisor for state specific information.

Government Cash Portfolio	76.42%
Core Fixed Income Portfolio	69.13%

Of the ordinary distributions made during the fiscal year ended October 31, 2013, the following percentages are tax exempt for regular Federal income tax purposes.

Tax-Exempt Cash Portfolio	100%

Of the ordinary distributions made during the fiscal year ended October 31, 2013, the following percentages qualify for the dividends received deduction available to corporate shareholders:

Strategic Equity Portfolio	77.35%
Small Cap Equity Portfolio	39.96%
Large Cap Value Portfolio	62.69%
U.S. Emerging Growth Portfolio	100.00%
Large Cap 100 Portfolio	100.00%
Large Cap Growth Portfolio	100.00%
Total Market Portfolio	100.00%

The above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains for Securities and Exchange Commission (book) purposes and Internal Revenue Service (tax) purposes.

Foreign Taxes Paid or Withheld

Portfolio	Total
International Portfolio	$262,069
Philadelphia International Fund	85,648
Philadelphia International Small Cap Fund	36,902
Philadelphia International Emerging Markets	193,440

The foreign taxes paid or withheld per share represent taxes incurred by the Fund on interest and dividends received by the Fund from foreign sources. Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments. Consult your tax advisor regarding the appropriate treatment of foreign taxes paid.

The Fund is required by the Internal Revenue Code to advise shareholders within 60 days of the Fund’s fiscal year end (October 31, 2013) as to the federal tax status of dividends paid by the Fund during such fiscal year. Accordingly, the Fund paid long-term capital gain distributions of:

THE GLENMEDE FUND, INC.

Tax Information (Unaudited) — (Continued)
For the year ended October 31, 2013

Core Fixed Income Portfolio	$1,165,411
Strategic Equity	$1,637,772
Small Cap Equity	$3,915,385
Large Cap Value	$3,113,994
U.S. Emerging Growth	$7,262
Secured Options Portfolio	$26,188,607
International Secured Options Portfolio	$55,586

Qualified dividend income (“QDI”) received through October 31, 2013, that qualified for a reduced tax rate pursuant to the Internal Revenue Code Section 1 (h)(11) are as follows:

Strategic Equity Portfolio	$1,986,561
Small Cap Equity Portfolio	2,514,596
Large Cap Value Portfolio	1,237,310
U.S. Emerging Growth Portfolio	269,003
Large Cap 100 Portfolio	1,839,612
Large Cap Growth Portfolio	968,053
Total Market Portfolio	335,793
Secured Options Portfolio	180,532
International Secured Options Portfolio	33,582
International Portfolio	1,728,257
Philadelphia International Fund	453,869
Philadelphia International Small Cap Fund	283,789
Philadelphia International Emerging Markets	1,367,161

Qualified interest income (“QII”) received through October 31, 2013, that qualified for a reduced tax rate pursuant to the Internal Revenue Code Section 871 (k) are as follows:

Government Cash Portfolio	0.28%
Core Fixed Income Portfolio	8.81%

THE GLENMEDE PORTFOLIOS

Tax Information (Unaudited)
For the year ended October 31, 2013

Of the dividends paid by the Muni Intermediate Portfolio from net investment income for the fiscal year ended October 31, 2013, 99.99% is tax-exempt for regular Federal income taxes.

Of the dividends paid by the New Jersey Muni Portfolio from net investment income for the fiscal year ended October 31, 2013, 100% is tax-exempt for regular Federal income taxes and New Jersey taxes.

The Fund is required by the Internal Revenue Code to advise shareholders within 60 days of the Fund’s fiscal year end (October 31, 2013) as to the federal tax status of dividends paid by the Fund during such fiscal year. Accordingly, the Fund paid long-term capital gain distributions of:

Muni Intermediate Portfolio	$22,928

THE GLENMEDE FUND, INC.
THE GLENMEDE PORTFOLIOS

BOARD MEMBERS AND OFFICERS TABLE (Unaudited)

The information pertaining to the Board of Directors of The Glenmede Fund, Inc. and the Board of Trustees of The Glenmede Portfolios (collectively, the “Funds”) and their respective officers is set forth below. The Statement of Additional Information includes additional information about the Funds’ Directors/Trustees and is available without charge, upon request, by calling 1-800-442-8299. Each Director/Trustee holds office until the earliest of (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director/Trustee and until the election and qualification of his/her successor, if any, elected at such meeting, or (ii) the date he or she dies, resigns or retires, or is removed by the applicable Board or shareholders. Each officer is elected by the applicable Board and holds office for the term of one year and until his or her successor is duly elected and qualified, or until he or she dies, resigns, is removed, or becomes disqualified. The address of each Board member is c/o State Street Bank and Trust Company, 4 Copley Place, 5th floor, CPH0326, Boston, MA 02116, Attention: Fund Administration Legal Department.

Independent Directors/Trustees(1)

			Number of
	Positions Held	Principal	Portfolios in	Other
	with the Funds/	Occupations(s) During	Fund Complex	Directorships
Name and Age	Time Served	Past 5 Years	Overseen	Held

H. Franklin Allen, Ph.D Age: 57	Director of Glenmede Fund (since March 1991) and Trustee of Glenmede Portfolios (since May 1992)	Nippon Life Professor of Finance, and Professor of Economics, The Wharton School of The University of Pennsylvania; Professor of Finance and Economics (1990-1994); Vice Dean and Director of Wharton Doctoral Programs (1990-1993). Employed by The University of Pennsylvania (since 1980).	19	None

William L. Cobb, Jr. Age: 66	Director of Glenmede Fund and Trustee of Glenmede Portfolios (since February 2007)	Executive Vice President and Chief Investment Officer, The Church Pension Fund (defined benefit plan for retired clergy of the Episcopal Church) (since 1999); Vice Chairman, J.P. Morgan Investment Management (1994-1999), Chair (since 2008) and Member (until 2008), Investment Committee, The Minister and Missionaries Benefit Board of the American Baptist Church and the Wenner-Gren Foundation.	19	None

Gail E. Keppler Age: 67	Director of Glenmede Fund and Trustee of Glenmede Portfolios (since February 2007)	Co-CEO/COO TVG, Inc. (pharmaceutical marketing consulting) (1992-2002); Former Board Member, Laurel House; Former Division President and Board Member, Burke Marketing Services, Inc.	19	None

(1) Independent Directors/Trustees are those Directors/Trustees who are not “interested persons” of the Funds as defined in the 1940 Act.

THE GLENMEDE FUND, INC.
THE GLENMEDE PORTFOLIOS

BOARD MEMBERS AND OFFICERS TABLE (Unaudited) — (Continued)

Independent Directors/Trustees(1) — (Continued)

			Number of
	Positions Held	Principal	Portfolios in	Other
	with the Funds/	Occupations(s) During	Fund Complex	Directorships
Name and Age	Time Served	Past 5 Years	Overseen	Held

Francis J. Palamara Age: 88	Director of Glenmede Fund (since October 1988) and Trustee of Glenmede Portfolios (since May 1992)	Former Chief Operating Officer, The New York Stock Exchange; Former Trustee, Gintel Fund; Former Director, XTRA Corporation; Former Director, Executive Vice President-Finance and Chief Financial Officer, ARAMARK, Inc.; Former Director, The Pittston Company; Former Director, Brinks Corp.; Former Director, Constar Corporation; Former President, Meinhard Commercial Corporation; Former Executive Vice President and Chief Financial Officer, James Talcott, Inc.	19	None

Harry Wong Age: 65	Director of Glenmede Fund and Trustee of Glenmede Portfolios (since February 2007)	Former Managing Director, Knight Capital Americas, LP, an operating subsidiary of Knight Capital Group Inc. (investment banking) (2009-2011); Managing Director, Long Point Advisors, LLC (business consulting) (2003-2012); Managing Director, BIO-IB, LLC (healthcare investment banking) (2004-2009); Senior Managing Director, ABN AMRO (investment banking) (1990-2002); Adjunct faculty member, Sacred Heart University (2003-2007).	19	None

(1) Independent Directors/Trustees are those Directors/Trustees who are not “interested persons” of the Funds as defined in the 1940 Act.

THE GLENMEDE FUND, INC.
THE GLENMEDE PORTFOLIOS

BOARD MEMBERS AND OFFICERS TABLE (Unaudited) — (Continued)

Independent Directors/Trustees(1) — (Continued)

Interested Directors/Trustees(2)

			Number of	Other
			Portfolios in Fund	Directorships
		Principal	Complex Overseen	Held by
	Positions Held	Occupations(s) During	by Director/	Director/
Name and Age	with the Funds	Past 5 Years	Trustee	Trustee

Susan W. Catherwood(2) Age: 70	Director of Glenmede Fund and Trustee of Glenmede Portfolios (since February 2007)	Director (since 1988) and Member of the Investment Review/Relationship Oversight Committee (since 2001) and Compensation Committee (since 1993), Glenmede Trust; Director, The Glenmede Corporation (since 1988); Board Member, The Pew Charitable Trusts; Charter Trustee, The University of Pennsylvania; Chairman Emeritus, The University Museum of The University of Pennsylvania; Member, The Women’s Committee and Penn Museum Board of Overseers of The University of Pennsylvania; Chairman of the Board of Managers, The Christopher Ludwick Foundation; Board Member, Monell Chemical Senses Center; Director: Thomas Skelton Harrison Foundation and The Catherwood Foundation; Fellow and serves on Finance Committee, College of Physicians of Philadelphia.	19	None

(2) Interested Directors/Trustees are those Directors/Trustees who are “interested persons” of the Funds as defined in the 1940 Act. Susan W. Catherwood and G. Thompson Pew, Jr., are considered to be “interested” Director/Trustees of the Funds because of their affiliations with Glenmede Trust, the parent company of the Funds’ investment advisor, GIM, and their stock ownership in The Glenmede Corporation, of which GIM is an affiliate.

THE GLENMEDE FUND, INC.
THE GLENMEDE PORTFOLIOS

BOARD MEMBERS AND OFFICERS TABLE (Unaudited) — (Continued)

Interested Directors/Trustees(2) — (Continued)

			Number of	Other
			Portfolios in Fund	Directorships
		Principal	Complex Overseen	Held by
	Positions Held	Occupations(s) During	by Director/	Director/
Name and Age	with the Funds	Past 5 Years	Trustee	Trustee

G. Thompson Pew, Jr. (2) Age: 71	Director of Glenmede Fund (since October 1988) and Trustee of Glenmede Portfolios (since May 1992) Chairman of the Funds (since June 2006)	Director and Chairman (since 2013) of, The Glenmede Corporation, Director, Member of the Relationship Oversight Committee, Executive Committee, Private Equity/Real Estate Advisory Committee, and the Compensation Committee, Glenmede Trust; Former Director, Brown & Glenmede Holdings, Inc.; Former Co-Director, Principal and Officer, Philadelphia Investment Banking Co.; Former Director and Officer, Valley Forge Administrative Services Company.	19	None

(2) Interested Directors/Trustees are those Directors/Trustees who are “interested persons” of the Funds as defined in the 1940 Act. Susan W. Catherwood and G. Thompson Pew, Jr., are considered to be “interested” Director/Trustees of the Funds because of their affiliations with Glenmede Trust, the parent company of the Funds’ investment advisor, GIM, and their stock ownership in The Glenmede Corporation, of which GIM is an affiliate.

THE GLENMEDE FUND, INC.
THE GLENMEDE PORTFOLIOS

BOARD MEMBERS AND OFFICERS TABLE (Unaudited) — (Concluded)

Interested Directors/Trustees(2) — (Continued)

Officers

	Positions Held with	Principal Occupation(s)
Name, Address and Age	the Fund/Time Served	During Past 5 Years

Mary Ann B. Wirts 1650 Market Street, Suite 1200 Philadelphia, PA 19103 Age: 62	President of the Funds since December 1997. Treasurer of the Funds since December 2002.	Managing Director and Chief Administrative Officer of Glenmede Trust. Managing Director and Chief Administrative Officer of Glenmede Investment Management LP (since 2006). First Vice President and Managing Director of Fixed Income of Glenmede Advisers (2000-2006). Employed by Glenmede Trust since 1982.

Kimberly C. Osborne 1650 Market Street, Suite 1200 Philadelphia, PA 19103 Age: 47	Executive Vice President of the Funds since December 1997.	Client Service Manager of Glenmede Investment Management LP (since 2006). Vice President of Glenmede Trust and Glenmede Advisers until 2008. Employed by Glenmede Trust 1993-2008 and Glenmede Advisers 2000-2008.

Michael P. Malloy One Logan Square Suite 1200 Philadelphia, PA 19103-6996 Age: 54	Secretary of the Funds since January 1995.	Partner in the law firm of Drinker Biddle & Reath LLP.

David James 4 Copley Place, Boston, MA 02116 Age: 42	Assistant Secretary of the Funds since December 2011.	Vice President and Managing Counsel, State Street Bank and Trust Company (2009-present); Vice President and Counsel, PNC Global Investment Servicing (US), Inc. (2006-2009).

Jennifer LaBelle 200 Clarendon Street Boston, MA 02116 Age: 45	Assistant Treasurer of the Funds since December 2012.	Vice President, State Street Bank and Trust Company (since 2008).

Donna M. Rogers 10 High Street Boston, MA 02116 Age: 47	Chief Compliance Officer of the Funds since September 2004.	Managing Director, Foreside Compliance Services, LLC (since 2010); Senior Vice President, State Street Bank and Trust Company (2007-2010); Senior Director, Investors Bank & Trust Company (prior to merger with State Street) (2002-2007).

Bernard Brick 4 Copley Place Boston, MA 02116 Age: 39	Assistant Secretary of the Funds since December 2013.	Assistant Vice President and Associate Counsel, State Street Bank and Trust Company (2012-present); student, Northeastern University School of Law (2008-2011).

THE GLENMEDE FUND, INC.
THE GLENMEDE PORTFOLIOS

(Unaudited)

Proxy Voting

A description of the policies and procedures that the Funds’ investment advisors and sub-advisor use to vote proxies relating to the Funds’ portfolio securities is available, without charge, upon request, by calling 1-800-442-8299, and on the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, by calling 1-800-442-8299, and on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Holdings

The Funds file their complete schedule of portfolio holdings of each Portfolio with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Boards of Directors/Trustees — Considerations Regarding Investment Advisory and Sub-Investment Advisory Agreements

At meetings held on September 18, 2013, the Board of Directors of Glenmede Fund and the Board of Trustees of Glenmede Portfolios (collectively, the “Boards”) renewed the current Investment Advisory Agreements for each Portfolio of the Funds and the Sub-Investment Advisory Agreement for the International Portfolio.

In determining whether to renew the Investment Advisory Agreements and the Sub-Investment Advisory Agreement for the Portfolios (collectively, the “Agreements”), the Boards, including all of the Directors/Trustees who are not interested persons under the Investment Company Act of 1940 (the “Independent Directors”), reviewed and considered, among other items: (1) a memorandum from independent counsel setting forth the Boards’ fiduciary duties, responsibilities and the factors the Boards should consider in their evaluation of the Agreements; (2) reports prepared by an independent rating and ranking organization and charts prepared by the Advisor and PIA comparing the performance of each Portfolio to the performance of its applicable benchmark index and relevant peer group; (3) a Lipper Inc. (“Lipper”) report comparing each Portfolio’s advisory fees, if any, and expenses to those of its relevant peer group; and (4) reports of and presentations by representatives of the Advisor and PIA that described: (i) the nature, extent and quality of the Advisor’s and PIA’s services provided to their respective Portfolios; (ii) the experience and qualifications of the personnel providing those services; (iii) their organizational structures, financial information, insurance coverage and Forms ADV; (iv) their investment philosophies and processes; (v) their assets under management and client descriptions; (vi) brokerage, soft dollar commission and trade allocation policies, including information on the types of

THE GLENMEDE FUND, INC.
THE GLENMEDE PORTFOLIOS

(Unaudited) — (Continued)

research and services obtained in connection with soft dollar commissions; (vii) their advisory fee arrangements with those Portfolios that charge advisory fees; (viii) the voluntary fee waiver in effect for the Philadelphia International Fund, the contractual fee and expense waivers for the Long/Short Portfolio, Total Market Portfolio, Philadelphia International Emerging Markets Fund, Philadelphia International Small Cap Fund and International Secured Options Portfolio and the proposed contractual fee waiver with respect to the International Portfolio to reduce its advisory fees to the extent it invests in the Philadelphia International Emerging Markets Fund or Philadelphia International Small Cap Fund; (ix) the advisory fee arrangements with their other similarly managed clients; (x) their compliance processes and conflicts of interest assessments; (xi) their profitability analyses related to providing services to the Portfolios; and (xii) the extent to which economies of scale are relevant to the Portfolios. The Directors/Trustees discussed the written materials, the Advisor’s and PIA’s presentations, the Funds’ Chief Compliance Officer’s quarterly reports on the Advisor’s and PIA’s compliance programs and their responsiveness in addressing her recommendations, and deliberated on the Agreements in light of this information together with information provided to the Directors/Trustees over the course of the year. In their deliberations, the Directors/Trustees did not identify any single piece of information that was all-important or controlling.

The Boards, including all of the Independent Directors/Trustees present, reached the following conclusions, among others, regarding the Advisor and PIA and their respective Agreements: the Advisor and PIA each have the capabilities, resources and personnel necessary to manage their respective Portfolios, the Advisor has the capabilities, resources and personnel necessary to oversee the management of PIA as sub-adviser to the International Portfolio; the Boards are satisfied with the quality of services provided by the Advisor and PIA in advising their respective Portfolios; the advisory fee for each Portfolio that pays an advisory fee, with the exception of the Core Fixed Income Portfolio, International Portfolio, Philadelphia International Fund and Long/Short Portfolio, is equal to or below the median and average advisory fees paid by comparable funds in their respective Lipper peer group; the advisory fees for the Core Fixed Income Portfolio, International Portfolio, Philadelphia International Fund and Long/Short Portfolio are equal to or above the average and/or median peer group advisory fees, but below the highest peer group advisory fees; and each advisory and sub-advisory fee is reasonable as compared to PIA’s other similarly-managed sub-advised mutual fund clients and the Advisor’s and PIA’s similarly-managed separate account clients. The Glenmede Fund Board also concluded that the advisory fees charged by the Advisor are based on services that are in addition to, rather than duplicative of, the services provided under the advisory contracts of exchange traded funds in which the Portfolios may invest. The Glenmede Fund Board also concluded that the proposed reduction of advisory fees of the International Portfolio to the extent of any investment by the International Portfolio in the Philadelphia International Emerging Markets Fund or Philadelphia International Small Cap Fund was reasonable.

The Boards also concluded that based on the information provided, the total annual portfolio operating expenses paid by each Portfolio, with the

THE GLENMEDE FUND, INC.
THE GLENMEDE PORTFOLIOS

(Unaudited) — (Continued)

exception of the Government Cash Portfolio, International Portfolio and Long/Short Portfolio are equal to or below the average and/or median expenses paid by comparable funds in their respective Lipper peer group; the expense ratios for the Government Cash Portfolio, International Portfolio and Long/Short Portfolio are above the average and/or median peer group expense ratios, but are below the highest peer group expense ratios; the performance of the Portfolios are generally mixed as compared with their benchmark indices and other mutual funds in their peer groups as ranked by an independent rating and ranking organization and as demonstrated by charts provided by the Advisor and PIA comparing the performance of each Portfolio to its respective benchmark index and peer group.

The Boards also concluded that the profit to Advisor for advisory services seems reasonable; the profit to PIA for advisory and sub-advisory services seems reasonable; and the benefits derived by the Advisor and PIA from managing their respective Portfolios, including how each uses soft dollars, the ways in which they conduct portfolio transactions and select brokers, seem reasonable. The Glenmede Fund Board noted that PIA and Glenmede Trust each receive fees for shareholder servicing to certain Portfolios and Glenmede Trust, from time to time, voluntarily waives a portion of its shareholder servicing fees and/or reimburses expenses with respect to the Government Cash Portfolio and Tax-Exempt Cash Portfolio to the extent necessary to prevent each such Portfolio from experiencing a negative yield. The Boards noted that since the investment advisory fees do not have breakpoints, there would be no economies of scale for those fees as the Portfolios’ assets increase. With respect to the Glenmede Fund Board’s evaluation of the Sub-Investment Advisory Agreement, economies of scale were not considered relevant because the sub-advisory fee is paid by the Advisor, not the International Portfolio or its shareholders, and therefore has no impact on the International Portfolio’s expense ratio.

Based upon each Board’s deliberations and evaluation of the information described above, the Directors/Trustees, including all of the Independent Directors/Trustees, determined that the terms of each Investment Advisory Agreement and Sub-Advisory Agreement were reasonable and fair to the respective Portfolios and their shareholders.

The Glenmede Fund, Inc. and The Glenmede Portfolios

Investment Advisor
Glenmede Investment Management LP
One Liberty Place
1650 Market Street, Suite 1200
Philadelphia, Pennsylvania 19103
Administrator
State Street Bank and Trust Company
2 Avenue de Lafayette
Boston, Massachusetts 02206
Custodian
State Street Bank and Trust Company
2 Avenue de Lafayette
Boston, Massachusetts 02206
Legal Counsel
Drinker Biddle & Reath LLP
One Logan Square
Suite 2000
Philadelphia, Pennsylvania 19103-6996
Distributor
Quasar Distributors, LLC.
615 East Michigan Street
Milwaukee, Wisconsin 53202
Independent Auditors
PricewaterhouseCoopers LLP
125 High Street
Boston, Massachusetts 02110
Investment Advisor
(for Philadelphia International Fund,
Philadelphia International Small
Cap Fund, and
Philadelphia International Emerging
Markets Fund)
Investment Sub-Advisor
(for International Portfolio)
Philadelphia International Advisors LP
One Liberty Place
1650 Arch Street, Suite 2501
Philadelphia, Pennsylvania 19103

Item 2. Code of Ethics.
As of October 31, 2013, the Registrant has adopted a code of ethics that applies to the Registrant’s President and Treasurer (Principal Executive Officer and Principal Financial Officer). For the year ended October 31, 2013, there were no amendments to a provision of its code of ethics, nor were there any waivers, including implicit waivers granted from a provision of the code of ethics. A copy of the Registrant’s code of ethics is filed with the Form N-CSR under Item 12(a)(1).
Item 3. Audit Committee Financial Expert.
The Registrant’s Board of Directors has determined that the Registrant has at least one audit committee financial expert serving on its audit committee. The audit committee financial expert serving on the Registrant’s audit committee is Francis J. Palamara, who is “independent” as defined in Item 3(a)(2) of this Form.
Item 4. Principal Accountant Fees and Services.
(a)	Audit Fees — The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $385,709 and $398,161 for the fiscal years ended October 31, 2012 and October 31, 2013, respectively.

(b)	Audit-Related Fees — There were no fees billed for the fiscal years ended October 31, 2012 and October 31, 2013 for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under (a) of this Item.

(c)	Tax Fees — The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for the review of the Registrant’s tax returns, other tax-related filings and excise tax calculations were $61,057 and $69,214 for the fiscal years ended October 31, 2012 and October 31, 2013, respectively.

(d)	All Other Fees — There were no other fees billed for the fiscal years ended October 31, 2012 and October 31, 2013 for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.

(e)	(1) The Registrant’s audit committee pre-approves all audit and non-audit services to be performed by the Registrant’s accountant before the accountant is engaged by the Registrant to perform such services.
(2) There were no services described in (b) through (d) above (including services required to be approved by the audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f)	None of the hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the fiscal year ended October 31, 2013 were attributable to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)	Not applicable.

(h)	Not applicable.
Item 5. Audit Committee of Listed Registrants.
     Not applicable.
Item 6. Schedule of Investments.
(a) Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of this form.

     (b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
     Not applicable.
Item 8. Portfolio Managers of Closed-End Investment Management Companies.
     Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
     Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Directors.
Item 11. Controls and Procedures.
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))), are effective based on the evaluation of Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.
(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))), that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1) Code of Ethics for the Registrant’s President and Treasurer (Principal Executive Officer and Principal Financial Officer) described in Item 2 is attached hereto.
(a)(2) Certification of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.CERT.
(a)(3) Not applicable.
(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached hereto as Exhibit 99.906CERT.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) THE GLENMEDE FUND, INC.

By (Signature and Title)	/s/ Mary Ann B. Wirts

Mary Ann B. Wirts
President and Treasurer
(Principal Executive Officer and Principal Financial Officer)

Date January 6, 2014
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the date indicated.

By (Signature and Title)	/s/ Mary Ann B. Wirts

Mary Ann B. Wirts
President and Treasurer
(Principal Executive Officer and Principal Financial Officer)

Date January 6, 2014